UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments.

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (47.2%)
3M Co. (Industrial Conglomerates)	1,176	$196,839
Abbott Laboratories (Health Care Equipment & Supplies)	2,832	110,165
AbbVie, Inc. (Biotechnology)	3,096	188,856
Accenture PLC - Class A (IT Services)	1,200	135,504
Activision Blizzard, Inc. (Software)	984	33,918
Adobe Systems, Inc.* (Software)	960	90,451
Advance Auto Parts, Inc. (Specialty Retail)	144	22,478
Aetna, Inc. (Health Care Providers & Services)	672	75,445
Affiliated Managers Group, Inc.* (Capital Markets)	96	16,351
Aflac, Inc. (Insurance)	816	56,280
Agilent Technologies, Inc. (Life Sciences Tools & Services)	624	25,534
AGL Resources, Inc. (Gas Utilities)	240	15,806
Air Products & Chemicals, Inc. (Chemicals)	384	56,022
Airgas, Inc. (Chemicals)	120	17,093
Akamai Technologies, Inc.* (Internet Software & Services)	336	17,133
Alcoa, Inc. (Metals & Mining)	2,544	28,416
Alexion Pharmaceuticals, Inc.* (Biotechnology)	432	60,169
Allegion PLC (Building Products)	192	12,566
Allergan PLC* (Pharmaceuticals)	768	166,318
Alliance Data Systems Corp.* (IT Services)	120	24,397
Alphabet, Inc.* - Class A (Internet Software & Services)	552	390,750
Alphabet, Inc.* - Class C (Internet Software & Services)	576	399,173
Altria Group, Inc. (Tobacco)	3,768	236,291
Amazon.com, Inc.* (Internet & Catalog Retail)	744	490,736
Ameren Corp. (Multi-Utilities)	456	21,888
American Airlines Group, Inc. (Airlines)	1,152	39,963
American Electric Power Co., Inc. (Electric Utilities)	936	59,436
American Express Co. (Consumer Finance)	1,584	103,641
American International Group, Inc. (Insurance)	2,208	123,250
American Tower Corp. (Real Estate Investment Trusts)	816	85,582
American Water Works Co., Inc. (Water Utilities)	336	24,447
Ameriprise Financial, Inc. (Capital Markets)	336	32,222
AmerisourceBergen Corp. (Health Care Providers & Services)	384	32,678
AMETEK, Inc. (Electrical Equipment)	456	21,929
Amgen, Inc. (Biotechnology)	1,440	227,952
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	600	33,498
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	984	51,916
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	600	33,792
Anthem, Inc. (Health Care Providers & Services)	504	70,948
Aon PLC (Insurance)	528	55,503
Apache Corp. (Oil, Gas & Consumable Fuels)	720	39,168
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	312	12,499
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,680	1,001,143
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,184	44,706
Archer-Daniels-Midland Co. (Food Products)	1,152	46,011
Assurant, Inc. (Insurance)	120	10,148
AT&T, Inc. (Diversified Telecommunication Services)	11,856	460,250
Autodesk, Inc.* (Software)	432	25,842
Automatic Data Processing, Inc. (IT Services)	888	78,535
AutoNation, Inc.* (Specialty Retail)	144	7,294
AutoZone, Inc.* (Specialty Retail)	48	36,731
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	264	46,673
Avery Dennison Corp. (Containers & Packaging)	168	12,198
Baker Hughes, Inc. (Energy Equipment & Services)	840	40,622
Ball Corp. (Containers & Packaging)	264	18,844
Bank of America Corp. (Banks)	19,896	289,686
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	144	30,552
Baxalta, Inc. (Biotechnology)	1,128	47,320
Baxter International, Inc. (Health Care Equipment & Supplies)	1,056	46,696
BB&T Corp. (Banks)	1,512	53,495
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	408	65,794
Bed Bath & Beyond, Inc. (Specialty Retail)	312	14,733
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,600	523,728
Best Buy Co., Inc. (Specialty Retail)	552	17,708
Biogen, Inc.* (Biotechnology)	432	118,796
BlackRock, Inc. (Capital Markets)	240	85,519
BorgWarner, Inc. (Auto Components)	432	15,517
Boston Properties, Inc. (Real Estate Investment Trusts)	288	37,112
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,592	56,817
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,216	232,131
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	720	104,940
Brown-Forman Corp. - Class B (Beverages)	192	18,493
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	264	18,736
CA, Inc. (Software)	576	17,084
Cablevision Systems Corp. - Class A (Media)	432	14,424
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	888	20,779
California Resources Corp. (Oil, Gas & Consumable Fuels)	451	992
Campbell Soup Co. (Food Products)	336	20,735
Capital One Financial Corp. (Consumer Finance)	1,008	72,969
Cardinal Health, Inc. (Health Care Providers & Services)	624	48,959
CarMax, Inc.* (Specialty Retail)	384	20,333
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	864	42,379
Caterpillar, Inc. (Machinery)	1,128	87,669
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	552	16,356
CBS Corp. - Class B (Media)	816	45,623

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	1,512	$156,356
Centene Corp.* (Health Care Providers & Services)	336	20,819
CenterPoint Energy, Inc. (Multi-Utilities)	840	18,018
CenturyLink, Inc. (Diversified Telecommunication Services)	1,056	32,683
Cerner Corp.* (Health Care Technology)	576	32,337
CF Industries Holdings, Inc. (Chemicals)	456	15,080
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,008	6,925
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,624	370,300
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	48	20,207
Chubb, Ltd. (Insurance)	888	104,660
Church & Dwight Co., Inc. (Household Products)	240	22,248
Cigna Corp. (Health Care Providers & Services)	504	69,824
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	192	20,905
Cincinnati Financial Corp. (Insurance)	288	19,011
Cintas Corp. (Commercial Services & Supplies)	168	15,083
Cisco Systems, Inc. (Communications Equipment)	9,696	266,544
Citigroup, Inc. (Banks)	5,688	263,241
Citizens Financial Group, Inc. (Banks)	1,008	23,033
Citrix Systems, Inc.* (Software)	288	23,570
CME Group, Inc. (Diversified Financial Services)	648	59,558
CMS Energy Corp. (Multi-Utilities)	528	21,479
Coach, Inc. (Textiles, Apparel & Luxury Goods)	528	21,263
Coca-Cola Enterprises, Inc. (Beverages)	408	21,412
Cognizant Technology Solutions Corp.* (IT Services)	1,176	68,643
Colgate-Palmolive Co. (Household Products)	1,728	122,550
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	768	19,676
Comcast Corp. - Class A (Media)	4,680	284,357
Comerica, Inc. (Banks)	336	14,918
ConAgra Foods, Inc. (Food Products)	840	37,430
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	240	27,881
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,376	113,549
Consolidated Edison, Inc. (Multi-Utilities)	576	42,970
Constellation Brands, Inc. - Class A (Beverages)	336	52,436
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,136	39,879
Costco Wholesale Corp. (Food & Staples Retailing)	840	124,429
Crown Castle International Corp. (Real Estate Investment Trusts)	648	56,298
CSRA, Inc. (IT Services)	264	6,853
CSX Corp. (Road & Rail)	1,848	50,395
Cummins, Inc. (Machinery)	312	36,513
CVS Health Corp. (Food & Staples Retailing)	2,112	212,255
D.R. Horton, Inc. (Household Durables)	624	18,757
Danaher Corp. (Industrial Conglomerates)	1,152	111,456
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	216	13,446
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	312	23,057
Deere & Co. (Machinery)	576	48,447
Delphi Automotive PLC (Auto Components)	528	38,877
Delta Air Lines, Inc. (Airlines)	1,488	62,004
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	456	27,178
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	984	34,125
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	120	2,911
Discover Financial Services (Consumer Finance)	792	44,566
Discovery Communications, Inc.* - Class A (Media)	288	7,865
Discovery Communications, Inc.* - Class C (Media)	456	12,212
Dollar General Corp. (Multiline Retail)	552	45,214
Dollar Tree, Inc.* (Multiline Retail)	456	36,348
Dominion Resources, Inc. (Multi-Utilities)	1,152	82,333
Dover Corp. (Machinery)	288	18,922
Dr. Pepper Snapple Group, Inc. (Beverages)	360	32,728
DTE Energy Co. (Multi-Utilities)	336	29,958
Duke Energy Corp. (Electric Utilities)	1,320	103,990
E*TRADE Financial Corp.* (Capital Markets)	552	13,899
E.I. du Pont de Nemours & Co. (Chemicals)	1,680	110,729
Eastman Chemical Co. (Chemicals)	288	21,997
Eaton Corp. PLC (Electrical Equipment)	888	56,184
eBay, Inc.* (Internet Software & Services)	2,088	51,010
Ecolab, Inc. (Chemicals)	504	57,950
Edison International (Electric Utilities)	624	44,123
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	408	43,334
Electronic Arts, Inc.* (Software)	600	37,110
Eli Lilly & Co. (Pharmaceuticals)	1,872	141,392
EMC Corp. (Technology Hardware, Storage & Peripherals)	3,744	97,756
Emerson Electric Co. (Electrical Equipment)	1,248	68,178
Endo International PLC* (Pharmaceuticals)	384	10,368
Entergy Corp. (Electric Utilities)	336	25,260
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,056	87,247
EQT Corp. (Oil, Gas & Consumable Fuels)	312	21,871
Equifax, Inc. (Professional Services)	240	28,860
Equinix, Inc. (Real Estate Investment Trusts)	144	47,570
Equity Residential (Real Estate Investment Trusts)	696	47,377
Essex Property Trust, Inc. (Real Estate Investment Trusts)	120	26,454
Eversource Energy (Electric Utilities)	600	33,864
Exelon Corp. (Electric Utilities)	1,776	62,320
Expedia, Inc. (Internet & Catalog Retail)	240	27,785
Expeditors International of Washington, Inc. (Air Freight & Logistics)	360	17,860
Express Scripts Holding Co.* (Health Care Providers & Services)	1,296	95,554
Extra Space Storage, Inc. (Real Estate Investment Trusts)	240	20,388

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,992		$706,493
F5 Networks, Inc.* (Communications Equipment)	144		15,084
Facebook, Inc.* - Class A (Internet Software & Services)	4,416		519,232
Fastenal Co. (Trading Companies & Distributors)	552		25,828
Federal Realty Investment Trust (Real Estate Investment Trusts)	144		21,900
FedEx Corp. (Air Freight & Logistics)	504		83,215
Fidelity National Information Services, Inc. (IT Services)	528		34,742
Fifth Third Bancorp (Banks)	1,512		27,685
First Horizon National Corp. (Banks)	—	†	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	144		8,041
FirstEnergy Corp. (Electric Utilities)	816		26,593
Fiserv, Inc.* (IT Services)	432		42,215
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	264		7,975
Flowserve Corp. (Machinery)	240		11,714
Fluor Corp. (Construction & Engineering)	264		14,430
FMC Corp. (Chemicals)	264		11,421
FMC Technologies, Inc.* (Energy Equipment & Services)	432		13,172
Foot Locker, Inc. (Specialty Retail)	264		16,220
Ford Motor Co. (Automobiles)	7,512		101,862
Franklin Resources, Inc. (Capital Markets)	720		26,885
Freeport-McMoRan, Inc. (Metals & Mining)	2,400		33,600
Frontier Communications Corp. (Diversified Telecommunication Services)	2,256		12,543
Garmin, Ltd. (Household Durables)	216		9,208
General Dynamics Corp. (Aerospace & Defense)	552		77,567
General Electric Co. (Industrial Conglomerates)	17,976		552,761
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,128		31,618
General Mills, Inc. (Food Products)	1,152		70,664
General Motors Co. (Automobiles)	2,712		86,242
Genuine Parts Co. (Distributors)	288		27,639
Gilead Sciences, Inc. (Biotechnology)	2,640		232,874
Global Payments, Inc. (IT Services)	288		20,788
H & R Block, Inc. (Diversified Consumer Services)	456		9,229
Halliburton Co. (Energy Equipment & Services)	1,656		68,409
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	744		21,598
Harley-Davidson, Inc. (Automobiles)	360		17,219
Harman International Industries, Inc. (Household Durables)	144		11,053
Harris Corp. (Communications Equipment)	240		19,202
Hartford Financial Services Group, Inc. (Insurance)	768		34,084
Hasbro, Inc. (Leisure Products)	216		18,282
HCA Holdings, Inc.* (Health Care Providers & Services)	600		48,372
HCP, Inc. (Real Estate Investment Trusts)	888		30,041
Helmerich & Payne, Inc. (Energy Equipment & Services)	216		14,282
Henry Schein, Inc.* (Health Care Providers & Services)	168		28,342
Hess Corp. (Oil, Gas & Consumable Fuels)	504		30,048
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,312		55,178
Hologic, Inc.* (Health Care Equipment & Supplies)	480		16,123
Honeywell International, Inc. (Aerospace & Defense)	1,488		170,033
Hormel Foods Corp. (Food Products)	528		20,354
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,440		22,781
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,336		40,933
Humana, Inc. (Health Care Providers & Services)	288		50,996
Huntington Bancshares, Inc. (Banks)	1,536		15,452
Illinois Tool Works, Inc. (Machinery)	624		65,220
Illumina, Inc.* (Life Sciences Tools & Services)	288		38,877
Ingersoll-Rand PLC (Machinery)	504		33,032
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,096		275,426
Intercontinental Exchange, Inc. (Diversified Financial Services)	240		57,607
International Business Machines Corp. (IT Services)	1,704		248,683
International Flavors & Fragrances, Inc. (Chemicals)	144		17,204
International Paper Co. (Containers & Packaging)	792		34,270
Intuit, Inc. (Software)	504		50,849
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	72		45,098
Invesco, Ltd. (Capital Markets)	792		24,560
Iron Mountain, Inc. (Real Estate Investment Trusts)	360		13,151
J.B. Hunt Transport Services, Inc. (Road & Rail)	168		13,924
Jacobs Engineering Group, Inc.* (Construction & Engineering)	240		10,699
Johnson & Johnson (Pharmaceuticals)	5,304		594,473
Johnson Controls, Inc. (Auto Components)	1,248		51,667
JPMorgan Chase & Co. (Banks)	7,080		447,456
Juniper Networks, Inc. (Communications Equipment)	672		15,725
Kansas City Southern (Road & Rail)	216		20,466
Kellogg Co. (Food Products)	480		36,869
KeyCorp (Banks)	1,608		19,762
Kimberly-Clark Corp. (Household Products)	696		87,132
Kimco Realty Corp. (Real Estate Investment Trusts)	792		22,271
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,528		62,657
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	288		20,143
Kohl’s Corp. (Multiline Retail)	360		15,948
L Brands, Inc. (Specialty Retail)	480		37,579
L-3 Communications Holdings, Inc. (Aerospace & Defense)	144		18,940
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	192		24,061
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	312		23,837
Legg Mason, Inc. (Capital Markets)	216		6,936

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Household Durables)	264	$13,013
Lennar Corp. - Class A (Household Durables)	336	15,224
Leucadia National Corp. (Diversified Financial Services)	648	10,809
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	552	28,848
Lincoln National Corp. (Insurance)	456	19,813
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	456	20,283
Lockheed Martin Corp. (Aerospace & Defense)	504	117,120
Loews Corp. (Insurance)	504	19,999
Lowe’s Cos., Inc. (Specialty Retail)	1,752	133,186
LyondellBasell Industries N.V. - Class A (Chemicals)	672	55,554
M&T Bank Corp. (Banks)	312	36,916
Macy’s, Inc. (Multiline Retail)	600	23,754
Mallinckrodt PLC* (Pharmaceuticals)	216	13,504
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,632	22,995
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,008	39,393
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	361	25,275
Marsh & McLennan Cos., Inc. (Insurance)	1,008	63,655
Martin Marietta Materials, Inc. (Construction Materials)	120	20,308
Masco Corp. (Building Products)	648	19,900
MasterCard, Inc. - Class A (IT Services)	1,896	183,893
Mattel, Inc. (Leisure Products)	648	20,147
McCormick & Co., Inc. (Food Products)	216	20,256
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,728	218,575
McKesson Corp. (Health Care Providers & Services)	432	72,498
Mead Johnson Nutrition Co. - Class A (Food Products)	360	31,374
Medtronic PLC (Health Care Equipment & Supplies)	2,712	214,654
Merck & Co., Inc. (Pharmaceuticals)	5,352	293,504
MetLife, Inc. (Insurance)	2,112	95,251
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	336	17,358
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	384	18,659
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,992	21,414
Microsoft Corp. (Software)	15,240	760,020
Mohawk Industries, Inc.* (Household Durables)	120	23,116
Molson Coors Brewing Co. - Class B (Beverages)	360	34,427
Mondelez International, Inc. - Class A (Food Products)	3,024	129,911
Monsanto Co. (Chemicals)	840	78,691
Monster Beverage Corp.* (Beverages)	288	41,535
Moody’s Corp. (Diversified Financial Services)	336	32,162
Morgan Stanley (Capital Markets)	2,952	79,881
Motorola Solutions, Inc. (Communications Equipment)	312	23,459
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	312	11,151
Mylan N.V.* (Pharmaceuticals)	792	33,034
National Oilwell Varco, Inc. (Energy Equipment & Services)	720	25,949
Navient Corp. (Consumer Finance)	672	9,186
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	552	13,049
Netflix, Inc.* (Internet & Catalog Retail)	816	73,464
Newell Rubbermaid, Inc. (Household Durables)	888	40,440
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	384	13,920
Newmont Mining Corp. (Metals & Mining)	1,008	35,250
News Corp. - Class A (Media)	720	8,942
News Corp. - Class B (Media)	216	2,799
NextEra Energy, Inc. (Electric Utilities)	888	104,412
Nielsen Holdings PLC (Professional Services)	696	36,289
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,592	152,773
NiSource, Inc. (Multi-Utilities)	624	14,171
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	816	29,466
Nordstrom, Inc. (Multiline Retail)	240	12,271
Norfolk Southern Corp. (Road & Rail)	576	51,903
Northern Trust Corp. (Capital Markets)	408	29,001
Northrop Grumman Corp. (Aerospace & Defense)	360	74,254
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	600	9,060
Nucor Corp. (Metals & Mining)	624	31,063
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	984	34,962
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,464	112,216
Omnicom Group, Inc. (Media)	456	37,834
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	408	14,749
Oracle Corp. (Software)	6,072	242,030
O’Reilly Automotive, Inc.* (Specialty Retail)	192	50,435
Owens-Illinois, Inc.* (Containers & Packaging)	312	5,760
PACCAR, Inc. (Machinery)	672	39,588
Parker-Hannifin Corp. (Machinery)	264	30,629
Patterson Cos., Inc. (Health Care Providers & Services)	168	7,283
Paychex, Inc. (IT Services)	624	32,523
PayPal Holdings, Inc.* (IT Services)	2,136	83,688
Pentair PLC (Machinery)	360	20,909
People’s United Financial, Inc. (Banks)	600	9,300
PepsiCo, Inc. (Beverages)	2,784	286,641
PerkinElmer, Inc. (Life Sciences Tools & Services)	216	10,891
Perrigo Co. PLC (Pharmaceuticals)	288	27,841
Pfizer, Inc. (Pharmaceuticals)	11,640	380,744
PG&E Corp. (Electric Utilities)	960	55,872
Philip Morris International, Inc. (Tobacco)	2,976	292,006
Phillips 66 (Oil, Gas & Consumable Fuels)	912	74,884
Pinnacle West Capital Corp. (Electric Utilities)	216	15,692
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	312	51,823

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pitney Bowes, Inc. (Commercial Services & Supplies)	360	$7,549
PNC Financial Services Group, Inc. (Banks)	960	84,269
PPG Industries, Inc. (Chemicals)	504	55,637
PPL Corp. (Electric Utilities)	1,296	48,781
Praxair, Inc. (Chemicals)	552	64,838
Principal Financial Group, Inc. (Insurance)	528	22,535
Prologis, Inc. (Real Estate Investment Trusts)	1,008	45,773
Prudential Financial, Inc. (Insurance)	864	67,081
Public Service Enterprise Group, Inc. (Multi-Utilities)	984	45,392
Public Storage (Real Estate Investment Trusts)	288	70,505
PulteGroup, Inc. (Household Durables)	600	11,034
PVH Corp. (Textiles, Apparel & Luxury Goods)	168	16,061
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	240	10,807
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,880	145,498
Quanta Services, Inc.* (Construction & Engineering)	312	7,401
Quest Diagnostics, Inc. (Health Care Providers & Services)	264	19,845
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	120	11,185
Range Resources Corp. (Oil, Gas & Consumable Fuels)	336	14,821
Raytheon Co. (Aerospace & Defense)	576	72,778
Realty Income Corp. (Real Estate Investment Trusts)	480	28,416
Red Hat, Inc.* (Software)	360	26,413
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	144	54,246
Regions Financial Corp. (Banks)	2,472	23,187
Republic Services, Inc. (Commercial Services & Supplies)	456	21,464
Reynolds American, Inc. (Tobacco)	1,584	78,566
Robert Half International, Inc. (Professional Services)	264	10,114
Rockwell Automation, Inc. (Electrical Equipment)	264	29,956
Rockwell Collins, Inc. (Aerospace & Defense)	264	23,282
Roper Technologies, Inc. (Industrial Conglomerates)	192	33,809
Ross Stores, Inc. (Specialty Retail)	792	44,970
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	336	26,006
Ryder System, Inc. (Road & Rail)	96	6,616
S&P Global, Inc. (Diversified Financial Services)	504	53,852
salesforce.com, Inc.* (Software)	1,224	92,779
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	384	28,850
SCANA Corp. (Multi-Utilities)	264	18,134
Schlumberger, Ltd. (Energy Equipment & Services)	2,688	215,954
Scripps Networks Interactive, Inc. - Class A (Media)	192	11,971
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	576	12,540
Sealed Air Corp. (Containers & Packaging)	384	18,186
Sempra Energy (Multi-Utilities)	456	47,128
Signet Jewelers, Ltd. (Specialty Retail)	144	15,633
Simon Property Group, Inc. (Real Estate Investment Trusts)	600	120,702
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	360	24,055
SL Green Realty Corp. (Real Estate Investment Trusts)	192	20,175
Snap-on, Inc. (Machinery)	120	19,114
Southwest Airlines Co. (Airlines)	1,224	54,603
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	744	9,992
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,296	40,526
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	552	42,062
Stanley Black & Decker, Inc. (Machinery)	288	32,233
Staples, Inc. (Specialty Retail)	1,248	12,730
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,856	160,593
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	336	27,512
State Street Corp. (Capital Markets)	768	47,846
Stericycle, Inc.* (Commercial Services & Supplies)	168	16,054
Stryker Corp. (Health Care Equipment & Supplies)	600	65,406
SunTrust Banks, Inc. (Banks)	984	41,072
Symantec Corp. (Software)	1,248	20,773
Synchrony Financial* (Consumer Finance)	1,608	49,157
Sysco Corp. (Food & Staples Retailing)	1,008	46,439
T. Rowe Price Group, Inc. (Capital Markets)	480	36,139
Target Corp. (Multiline Retail)	1,152	91,584
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	720	42,826
TECO Energy, Inc. (Multi-Utilities)	456	12,663
TEGNA, Inc. (Media)	432	10,092
Teradata Corp.* (IT Services)	264	6,679
Tesoro Corp. (Oil, Gas & Consumable Fuels)	240	19,126
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,944	110,886
Textron, Inc. (Aerospace & Defense)	528	20,423
The ADT Corp. (Commercial Services & Supplies)	312	13,098
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,272	14,196
The Allstate Corp. (Insurance)	720	46,836
The Bank of New York Mellon Corp. (Capital Markets)	2,064	83,055
The Boeing Co. (Aerospace & Defense)	1,200	161,760
The Charles Schwab Corp. (Capital Markets)	2,304	65,457
The Clorox Co. (Household Products)	240	30,055
The Coca-Cola Co. (Beverages)	7,512	336,537
The Dow Chemical Co. (Chemicals)	2,160	113,637
The Dun & Bradstreet Corp. (Professional Services)	72	7,950
The Estee Lauder Cos., Inc. - Class A (Personal Products)	432	41,416
The Gap, Inc. (Specialty Retail)	432	10,014
The Goldman Sachs Group, Inc. (Capital Markets)	768	126,037

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co. (Auto Components)	504	$14,601
The Hershey Co. (Food Products)	288	26,816
The Home Depot, Inc. (Specialty Retail)	2,448	327,762
The Interpublic Group of Cos., Inc. (Media)	768	17,618
The JM Smucker Co. - Class A (Food Products)	240	30,475
The Kraft Heinz Co. (Food Products)	1,152	89,937
The Kroger Co. (Food & Staples Retailing)	1,872	66,250
The Macerich Co. (Real Estate Investment Trusts)	240	18,259
The Mosaic Co. (Chemicals)	672	18,809
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	216	13,329
The Priceline Group, Inc.* (Internet & Catalog Retail)	96	128,991
The Procter & Gamble Co. (Household Products)	5,112	409,574
The Progressive Corp. (Insurance)	1,128	36,773
The Sherwin-Williams Co. (Chemicals)	144	41,373
The Southern Co. (Electric Utilities)	1,752	87,775
The TJX Cos., Inc. (Specialty Retail)	1,296	98,262
The Travelers Cos., Inc. (Insurance)	576	63,302
The Walt Disney Co. (Media)	2,880	297,388
The Western Union Co. (IT Services)	960	19,200
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,320	25,595
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	768	110,784
Tiffany & Co. (Specialty Retail)	216	15,412
Time Warner Cable, Inc. (Media)	552	117,085
Time Warner, Inc. (Media)	1,512	113,612
Torchmark Corp. (Insurance)	216	12,504
Total System Services, Inc. (IT Services)	336	17,183
Tractor Supply Co. (Specialty Retail)	264	24,990
Transocean, Ltd. (Energy Equipment & Services)	648	7,180
TripAdvisor, Inc.* (Internet & Catalog Retail)	216	13,951
Twenty-First Century Fox, Inc. - Class A (Media)	2,160	65,362
Twenty-First Century Fox, Inc. - Class B (Media)	840	25,301
Tyco International PLC (Commercial Services & Supplies)	816	31,432
Tyson Foods, Inc. - Class A (Food Products)	576	37,912
U.S. Bancorp (Banks)	3,144	134,217
UDR, Inc. (Real Estate Investment Trusts)	504	17,600
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	120	24,994
Under Armour, Inc.* (Textiles, Apparel & Luxury Goods)	360	14,688
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	360	15,818
Union Pacific Corp. (Road & Rail)	1,632	142,360
United Continental Holdings, Inc.* (Airlines)	696	31,884
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,320	138,693
United Rentals, Inc.* (Trading Companies & Distributors)	168	11,244
United Technologies Corp. (Aerospace & Defense)	1,488	155,303
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,824	240,185
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	168	22,458
Unum Group (Insurance)	456	15,600
Urban Outfitters, Inc.* (Specialty Retail)	168	5,094
V.F. Corp. (Textiles, Apparel & Luxury Goods)	648	40,856
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	912	53,689
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	192	15,587
Ventas, Inc. (Real Estate Investment Trusts)	648	40,254
VeriSign, Inc.* (Internet Software & Services)	192	16,589
Verisk Analytics, Inc.* - Class A (Professional Services)	288	22,343
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,848	399,777
Vertex Pharmaceuticals, Inc.* (Biotechnology)	480	40,483
Viacom, Inc. - Class B (Media)	672	27,485
Visa, Inc. - Class A (IT Services)	3,696	285,480
Vornado Realty Trust (Real Estate Investment Trusts)	336	32,165
Vulcan Materials Co. (Construction Materials)	264	28,414
W.W. Grainger, Inc. (Trading Companies & Distributors)	120	28,143
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,656	131,288
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,024	202,215
Waste Management, Inc. (Commercial Services & Supplies)	792	46,562
Waters Corp.* (Life Sciences Tools & Services)	168	21,867
WEC Energy Group, Inc. (Multi-Utilities)	600	34,926
Wells Fargo & Co. (Banks)	8,904	445,022
Welltower, Inc. (Real Estate Investment Trusts)	696	48,316
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	456	18,634
WestRock Co. (Containers & Packaging)	480	20,088
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,512	48,565
Whirlpool Corp. (Household Durables)	144	25,076
Whole Foods Market, Inc. (Food & Staples Retailing)	624	18,146
Willis Towers Watson PLC (Insurance)	264	32,974
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	216	15,325
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	168	14,834
Xcel Energy, Inc. (Electric Utilities)	984	39,390
Xerox Corp. (IT Services)	1,824	17,510
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	504	21,712
XL Group PLC (Insurance)	552	18,067
Xylem, Inc. (Machinery)	336	14,038
Yahoo!, Inc.* (Internet Software & Services)	1,680	61,488
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	792	63,012
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	336	38,899
Zions Bancorp (Banks)	384	10,568

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zoetis, Inc. (Pharmaceuticals)	888	$41,763
TOTAL COMMON STOCKS (Cost $16,617,156)		34,737,584

	Principal Amount	Value
Repurchase Agreements(a)(b)(54.1%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $39,828,701	$39,828,000	$39,828,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,828,000)		39,828,000

TOTAL INVESTMENT SECURITIES (Cost $56,445,156) - 101.3%		74,565,584
Net other assets (liabilities) - (1.3)%		(963,611)

NET ASSETS - 100.0%		$73,601,973

†                           Number of shares is less than 0.50

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $3,371,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	107	6/20/16	$11,014,313	$323,094

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	5/27/16	0.55%	$21,857,330	$(329,304)
S&P 500	UBS AG	5/27/16	0.50%	5,744,550	(106,104)
				$27,601,880	$(435,408)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$891,460	1.2%
Air Freight & Logistics	258,504	0.4%
Airlines	188,454	0.3%
Auto Components	120,662	0.2%
Automobiles	205,323	0.3%
Banks	1,939,284	2.7%
Beverages	824,209	1.1%
Biotechnology	1,127,052	1.5%
Building Products	32,466	NM
Capital Markets	673,788	0.9%
Chemicals	736,034	1.0%
Commercial Services & Supplies	151,242	0.2%
Communications Equipment	340,014	0.5%
Construction & Engineering	32,530	NM
Construction Materials	48,722	0.1%
Consumer Finance	279,519	0.4%
Containers & Packaging	109,346	0.1%
Distributors	27,639	NM
Diversified Consumer Services	9,229	NM
Diversified Financial Services	751,045	1.0%
Diversified Telecommunication Services	934,101	1.3%
Electric Utilities	707,508	1.0%
Electrical Equipment	176,247	0.2%
Electronic Equipment, Instruments & Components	124,178	0.2%
Energy Equipment & Services	388,479	0.5%
Food & Staples Retailing	801,022	1.1%
Food Products	598,744	0.8%
Gas Utilities	15,806	NM
Health Care Equipment & Supplies	818,365	1.1%
Health Care Providers & Services	951,324	1.3%
Health Care Technology	32,337	NM
Hotels, Restaurants & Leisure	627,164	0.9%
Household Durables	166,921	0.2%
Household Products	671,559	0.9%
Independent Power and Renewable Electricity Producers	23,256	NM
Industrial Conglomerates	894,866	1.2%
Insurance	917,326	1.2%
Internet & Catalog Retail	734,927	1.0%
Internet Software & Services	1,455,376	2.0%
IT Services	1,306,516	1.8%
Leisure Products	38,429	0.1%
Life Sciences Tools & Services	207,953	0.3%
Machinery	458,028	0.6%
Media	1,099,970	1.5%
Metals & Mining	128,329	0.2%
Multiline Retail	225,119	0.3%
Multi-Utilities	389,060	0.5%
Oil, Gas & Consumable Fuels	2,148,877	3.1%
Personal Products	41,416	0.1%
Pharmaceuticals	1,935,072	2.6%
Professional Services	105,556	0.1%
Real Estate Investment Trusts	1,012,445	1.4%
Real Estate Management & Development	16,356	NM
Road & Rail	285,664	0.4%
Semiconductors & Semiconductor Equipment	919,161	1.2%
Software	1,420,839	1.9%
Specialty Retail	936,558	1.3%
Technology Hardware, Storage & Peripherals	1,268,083	1.7%
Textiles, Apparel & Luxury Goods	311,600	0.4%
Tobacco	606,863	0.8%
Trading Companies & Distributors	65,215	0.1%
Water Utilities	24,447	NM
Other **	38,864,389	52.8%
Total	$73,601,973	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (64.1%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,705	$65,541
A.O. Smith Corp. (Building Products)	2,717	209,807
Aaron’s, Inc. (Specialty Retail)	2,223	58,265
Abercrombie & Fitch Co. - Class A (Specialty Retail)	2,470	66,023
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,482	143,961
ACI Worldwide, Inc.* (Software)	4,199	83,938
Acuity Brands, Inc. (Electrical Equipment)	1,482	361,445
Acxiom Corp.* (IT Services)	2,717	59,692
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	23,218	82,424
AECOM* (Construction & Engineering)	5,434	176,550
AGCO Corp. (Machinery)	2,470	132,071
Akorn, Inc.* (Pharmaceuticals)	2,964	75,434
Alaska Air Group, Inc. (Airlines)	4,446	313,132
Albemarle Corp. (Chemicals)	3,952	261,464
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,729	66,117
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	2,717	252,545
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,717	196,140
Alleghany Corp.* (Insurance)	494	257,512
Allegheny Technologies, Inc. (Metals & Mining)	3,952	64,576
Alliant Energy Corp. (Electric Utilities)	4,199	296,113
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,916	92,674
AMC Networks, Inc.* - Class A (Media)	2,223	145,006
American Campus Communities, Inc. (Real Estate Investment Trusts)	4,693	210,012
American Eagle Outfitters, Inc. (Specialty Retail)	5,928	84,830
American Financial Group, Inc. (Insurance)	2,470	170,702
AmSurg Corp.* (Health Care Providers & Services)	1,976	160,016
ANSYS, Inc.* (Software)	3,211	291,462
AptarGroup, Inc. (Containers & Packaging)	2,223	168,948
Aqua America, Inc. (Water Utilities)	6,422	203,321
ARRIS International PLC* (Communications Equipment)	6,422	146,230
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,211	199,403
Arthur J. Gallagher & Co. (Insurance)	6,422	295,668
Ascena Retail Group, Inc.* (Specialty Retail)	6,175	54,402
Ashland, Inc. (Chemicals)	2,223	248,087
Aspen Insurance Holdings, Ltd. (Insurance)	2,223	103,036
Associated Banc-Corp. (Banks)	5,434	99,116
Atmos Energy Corp. (Gas Utilities)	3,705	268,798
Avnet, Inc. (Electronic Equipment, Instruments & Components)	4,693	192,976
Avon Products, Inc. (Personal Products)	15,561	73,292
BancorpSouth, Inc. (Banks)	2,964	69,624
Bank of Hawaii Corp. (Banks)	1,482	101,384
Bank of the Ozarks, Inc. (Banks)	2,964	122,413
BE Aerospace, Inc. (Aerospace & Defense)	3,705	180,174
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,482	93,573
Bemis Co., Inc. (Containers & Packaging)	3,458	173,522
Big Lots, Inc. (Multiline Retail)	1,729	79,292
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	741	105,111
Bio-Techne Corp. (Life Sciences Tools & Services)	1,235	115,077
Black Hills Corp. (Multi-Utilities)	1,729	104,760
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,976	91,528
Broadridge Financial Solutions, Inc. (IT Services)	4,199	251,268
Brown & Brown, Inc. (Insurance)	4,199	147,427
Brunswick Corp. (Leisure Products)	3,211	154,224
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	741	99,042
Cabela’s, Inc.* - Class A (Specialty Retail)	1,729	90,167
Cable One, Inc. (Media)	247	113,363
Cabot Corp. (Chemicals)	2,223	108,460
Cadence Design Systems, Inc.* (Software)	10,868	252,029
CalAtlantic Group, Inc. (Household Durables)	2,717	87,949
Camden Property Trust (Real Estate Investment Trusts)	3,211	259,224
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,964	79,050
Carlisle Cos., Inc. (Industrial Conglomerates)	2,223	226,524
Carpenter Technology Corp. (Metals & Mining)	1,729	61,224
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,976	210,780
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,482	165,985
Catalent, Inc.* (Pharmaceuticals)	3,458	102,115
Cathay General Bancorp (Banks)	2,717	82,923
CBOE Holdings, Inc. (Diversified Financial Services)	2,964	183,649
CDK Global, Inc. (Software)	5,681	270,245
CEB, Inc. (Professional Services)	1,235	76,187
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,729	137,058
Chico’s FAS, Inc. (Specialty Retail)	4,693	59,179
Ciena Corp.* (Communications Equipment)	4,693	78,983
Cinemark Holdings, Inc. (Media)	3,705	128,378
CLARCOR, Inc. (Machinery)	1,729	101,613
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,976	97,614
CNO Financial Group, Inc. (Insurance)	6,422	117,972
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,964	105,311
Commerce Bancshares, Inc. (Banks)	2,964	138,774
Commercial Metals Co. (Metals & Mining)	4,199	75,246
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	4,446	103,281

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Community Health Systems, Inc.* (Health Care Providers & Services)	3,952	$75,404
CommVault Systems, Inc.* (Software)	1,482	64,867
Compass Minerals International, Inc. (Metals & Mining)	1,235	92,576
Computer Sciences Corp. (IT Services)	4,940	163,662
comScore, Inc.* (Internet Software & Services)	1,729	52,942
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	8,151	122,673
Convergys Corp. (IT Services)	3,458	91,637
Copart, Inc.* (Commercial Services & Supplies)	3,705	158,722
CoreLogic, Inc.* (IT Services)	3,211	113,926
Corporate Office Properties Trust (Real Estate Investment Trusts)	3,458	88,801
Corrections Corp. of America (Real Estate Investment Trusts)	4,199	127,734
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	741	108,490
Crane Co. (Machinery)	1,729	96,081
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,705	90,810
CST Brands, Inc. (Specialty Retail)	2,717	102,621
Cullen/Frost Bankers, Inc. (Banks)	1,976	126,444
Curtiss-Wright Corp. (Aerospace & Defense)	1,482	113,492
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	11,362	102,599
Dana Holding Corp. (Auto Components)	5,434	70,262
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	3,211	129,628
Dean Foods Co. (Food Products)	3,211	55,326
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,235	71,395
Deluxe Corp. (Commercial Services & Supplies)	1,729	108,547
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	12,597	48,624
DeVry Education Group, Inc. (Diversified Consumer Services)	1,976	34,284
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,211	148,798
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,223	58,398
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,729	209,002
Domtar Corp. (Paper & Forest Products)	2,223	85,897
Donaldson Co., Inc. (Machinery)	4,446	145,295
Douglas Emmett, Inc. (Real Estate Investment Trusts)	4,940	160,303
DreamWorks Animation SKG, Inc.* - Class A (Media)	2,470	98,602
Dril-Quip, Inc.* (Energy Equipment & Services)	1,482	96,063
DST Systems, Inc. (IT Services)	1,235	149,040
Duke Realty Corp. (Real Estate Investment Trusts)	12,350	270,096
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,211	149,312
Eagle Materials, Inc. (Construction Materials)	1,729	128,153
East West Bancorp, Inc. (Banks)	5,187	194,462
Eaton Vance Corp. (Capital Markets)	4,199	144,991
Edgewell Personal Care Co. (Personal Products)	2,223	182,442
Endurance Specialty Holdings, Ltd. (Insurance)	2,223	142,228
Energen Corp. (Oil, Gas & Consumable Fuels)	3,458	146,930
Energizer Holdings, Inc. (Household Products)	2,223	96,678
Ensco PLCADR - Class A (Energy Equipment & Services)	10,621	127,027
EPR Properties (Real Estate Investment Trusts)	2,223	146,451
Equity One, Inc. (Real Estate Investment Trusts)	3,211	90,871
Esterline Technologies Corp.* (Aerospace & Defense)	988	67,836
Everest Re Group, Ltd. (Insurance)	1,482	274,022
F.N.B. Corp. (Banks)	7,410	97,960
FactSet Research Systems, Inc. (Diversified Financial Services)	1,482	223,412
Fair Isaac Corp. (Software)	1,235	131,787
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	4,199	83,980
Federated Investors, Inc. - Class B (Capital Markets)	3,458	109,273
FEI Co. (Electronic Equipment, Instruments & Components)	1,482	131,928
First American Financial Corp. (Insurance)	3,952	142,351
First Horizon National Corp. (Banks)	8,645	121,722
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	3,952	90,659
First Niagara Financial Group, Inc. (Banks)	12,844	135,633
FirstMerit Corp. (Banks)	5,928	131,364
Flowers Foods, Inc. (Food Products)	6,669	127,778
Fortinet, Inc.* (Software)	5,187	168,629
Fortune Brands Home & Security, Inc. (Building Products)	5,681	314,784
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,482	60,021
FTI Consulting, Inc.* (Professional Services)	1,482	59,725
Fulton Financial Corp. (Banks)	6,175	86,388
GameStop Corp. - Class A (Specialty Retail)	3,705	121,524
Gartner, Inc.* (IT Services)	2,964	258,373
GATX Corp. (Trading Companies & Distributors)	1,482	68,083
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,976	128,657
Gentex Corp. (Auto Components)	10,374	166,399
Genworth Financial, Inc.* - Class A (Insurance)	17,784	60,999

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Graco, Inc. (Machinery)	1,976	$154,899
Graham Holdings Co. - Class B (Diversified Consumer Services)	247	117,705
Granite Construction, Inc. (Construction & Engineering)	1,482	66,082
Great Plains Energy, Inc. (Electric Utilities)	5,434	169,704
Greif, Inc. - Class A (Containers & Packaging)	988	34,284
GUESS?, Inc. (Specialty Retail)	2,223	40,792
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	4,446	139,160
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,729	48,689
Hancock Holding Co. (Banks)	2,717	70,560
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,952	129,191
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	3,705	112,187
Herman Miller, Inc. (Commercial Services & Supplies)	2,223	67,068
Highwoods Properties, Inc. (Real Estate Investment Trusts)	3,458	161,592
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,976	95,540
HNI Corp. (Commercial Services & Supplies)	1,482	64,793
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,422	228,624
Hospitality Properties Trust (Real Estate Investment Trusts)	5,434	139,056
HSN, Inc. (Internet & Catalog Retail)	1,235	65,492
Hubbell, Inc. (Electrical Equipment)	1,976	208,982
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,729	250,307
IDACORP, Inc. (Electric Utilities)	1,729	125,750
IDEX Corp. (Machinery)	2,717	222,523
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,211	270,848
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	5,434	189,918
Ingredion, Inc. (Food Products)	2,470	284,272
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,940	95,243
InterDigital, Inc. (Communications Equipment)	1,235	70,370
International Bancshares Corp. (Banks)	1,976	51,751
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	988	33,088
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	4,693	54,861
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,235	107,037
ITT Corp. (Machinery)	3,211	123,206
J.C. Penney Co., Inc.* (Multiline Retail)	11,115	103,147
j2 Global, Inc. (Internet Software & Services)	1,729	109,826
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	6,916	120,062
Jack Henry & Associates, Inc. (IT Services)	2,717	220,159
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,235	83,424
Janus Capital Group, Inc. (Capital Markets)	5,187	75,730
JetBlue Airways Corp.* (Airlines)	11,609	229,742
John Wiley & Sons, Inc. (Media)	1,729	85,741
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,729	199,129
Joy Global, Inc. (Machinery)	3,458	73,655
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	4,693	120,751
KB Home (Household Durables)	2,964	40,221
KBR, Inc. (Construction & Engineering)	5,187	80,710
Kemper Corp. (Insurance)	1,729	53,530
Kennametal, Inc. (Machinery)	2,964	69,298
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,175	161,044
Kilroy Realty Corp. (Real Estate Investment Trusts)	3,211	208,105
Kirby Corp.* (Marine)	1,976	126,108
KLX, Inc.* (Aerospace & Defense)	1,976	66,631
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,211	42,931
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,964	183,887
Lancaster Colony Corp. (Food Products)	741	86,327
Landstar System, Inc. (Road & Rail)	1,482	97,145
LaSalle Hotel Properties (Real Estate Investment Trusts)	3,952	94,453
Leidos Holdings, Inc. (IT Services)	2,223	110,283
Lennox International, Inc. (Building Products)	1,482	199,996
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	2,223	85,808
Liberty Property Trust (Real Estate Investment Trusts)	5,187	181,026
LifePoint Health, Inc.* (Health Care Providers & Services)	1,482	100,124
Lincoln Electric Holdings, Inc. (Machinery)	2,223	139,315
LivaNova PLC* (Health Care Equipment & Supplies)	1,482	78,146
Live Nation Entertainment, Inc.* (Media)	5,187	111,417
LKQ Corp.* (Distributors)	11,115	356,235
Louisiana-Pacific Corp.* (Paper & Forest Products)	5,187	88,179
M.D.C. Holdings, Inc. (Household Durables)	1,482	36,472
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	3,211	82,073
Manhattan Associates, Inc.* (Software)	2,717	164,487
ManpowerGroup, Inc. (Professional Services)	2,717	209,290
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,235	151,609
MAXIMUS, Inc. (IT Services)	2,223	117,597
MDU Resources Group, Inc. (Multi-Utilities)	6,916	138,735
MEDNAX, Inc.* (Health Care Providers & Services)	3,458	246,522
Mentor Graphics Corp. (Software)	3,705	73,952
Mercury General Corp. (Insurance)	1,235	65,332

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Meredith Corp. (Media)	1,235	$63,368
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	988	353,654
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	72	3,498
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,952	133,538
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	2,717	260,044
Minerals Technologies, Inc. (Chemicals)	1,235	73,977
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,482	76,708
MSA Safety, Inc. (Commercial Services & Supplies)	1,235	59,391
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,729	133,998
MSCI, Inc. - Class A (Diversified Financial Services)	3,211	243,843
Murphy USA, Inc.* (Specialty Retail)	1,482	85,096
Nabors Industries, Ltd. (Energy Equipment & Services)	10,127	99,245
National Fuel Gas Co. (Gas Utilities)	2,964	164,502
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,705	102,147
National Retail Properties, Inc. (Real Estate Investment Trusts)	5,187	226,983
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,446	129,335
NetScout Systems, Inc.* (Communications Equipment)	3,458	76,975
NeuStar, Inc.* - Class A (IT Services)	1,976	46,416
New Jersey Resources Corp. (Gas Utilities)	3,211	114,568
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	17,537	263,581
NewMarket Corp. (Chemicals)	247	100,297
Noble Corp. PLC (Energy Equipment & Services)	8,645	97,083
Nordson Corp. (Machinery)	1,976	151,618
NOW, Inc.* (Trading Companies & Distributors)	3,952	71,373
NVR, Inc.* (Household Durables)	247	410,340
Oceaneering International, Inc. (Energy Equipment & Services)	3,458	126,736
Office Depot, Inc.* (Specialty Retail)	17,784	104,570
OGE Energy Corp. (Electric Utilities)	7,163	211,953
Oil States International, Inc.* (Energy Equipment & Services)	1,729	59,893
Old Dominion Freight Line, Inc.* (Road & Rail)	2,470	163,144
Old Republic International Corp. (Insurance)	8,645	159,846
Olin Corp. (Chemicals)	5,928	129,171
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	5,928	200,189
ONE Gas, Inc. (Gas Utilities)	1,976	115,537
Orbital ATK, Inc. (Aerospace & Defense)	2,223	193,401
Oshkosh Corp. (Machinery)	2,717	132,725
Owens & Minor, Inc. (Health Care Providers & Services)	2,223	80,895
Packaging Corp. of America (Containers & Packaging)	3,458	224,355
PacWest Bancorp (Banks)	4,199	167,876
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	741	158,937
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,976	120,734
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,187	102,443
Plantronics, Inc. (Communications Equipment)	1,235	47,486
PNM Resources, Inc. (Electric Utilities)	2,964	93,900
Polaris Industries, Inc. (Leisure Products)	2,223	217,587
Polycom, Inc.* (Communications Equipment)	4,693	56,081
PolyOne Corp. (Chemicals)	2,964	106,645
Pool Corp. (Distributors)	1,482	129,542
Post Holdings, Inc.* (Food Products)	2,223	159,700
Post Properties, Inc. (Real Estate Investment Trusts)	1,976	113,343
Potlatch Corp. (Real Estate Investment Trusts)	1,482	52,196
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,976	112,197
Primerica, Inc. (Insurance)	1,729	85,689
PrivateBancorp, Inc. (Banks)	2,964	123,332
Prosperity Bancshares, Inc. (Banks)	2,470	130,342
PTC, Inc.* (Software)	4,199	153,096
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6,916	124,004
Questar Corp. (Gas Utilities)	6,175	154,807
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	7,410	128,934
Rackspace Hosting, Inc.* (Internet Software & Services)	3,952	90,382
Raymond James Financial, Inc. (Capital Markets)	4,693	244,834
Rayonier, Inc. (Real Estate Investment Trusts)	4,446	109,727
Regal Beloit Corp. (Electrical Equipment)	1,729	111,382
Regency Centers Corp. (Real Estate Investment Trusts)	3,458	254,855
Reinsurance Group of America, Inc. (Insurance)	2,223	211,674
Reliance Steel & Aluminum Co. (Metals & Mining)	2,470	182,706
RenaissanceRe Holdings, Ltd. (Insurance)	1,482	164,369
ResMed, Inc. (Health Care Equipment & Supplies)	4,940	275,652
Restoration Hardware Holdings, Inc.* (Specialty Retail)	1,235	53,438
Rollins, Inc. (Commercial Services & Supplies)	3,458	92,916
Rowan Cos. PLC - Class A (Energy Equipment & Services)	4,446	83,629
Royal Gold, Inc. (Metals & Mining)	2,223	139,204
RPM International, Inc. (Chemicals)	4,693	237,137

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Science Applications International Corp. (IT Services)	1,482	$78,679
SEI Investments Co. (Capital Markets)	4,940	237,515
Senior Housing Properties Trust (Real Estate Investment Trusts)	8,645	151,979
Sensient Technologies Corp. (Chemicals)	1,729	116,275
Service Corp. International (Diversified Consumer Services)	6,916	184,450
Signature Bank* (Banks)	1,976	272,353
Silgan Holdings, Inc. (Containers & Packaging)	1,482	75,197
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,482	69,358
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,693	155,104
SLM Corp.* (Consumer Finance)	15,314	103,676
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,470	76,965
Snyder’s-Lance, Inc. (Food Products)	2,964	94,759
Sonoco Products Co. (Containers & Packaging)	3,705	173,727
Sotheby’s - Class A (Diversified Consumer Services)	1,976	53,826
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,482	157,418
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	5,187	145,599
Steel Dynamics, Inc. (Metals & Mining)	8,645	217,939
STERIS PLC (Health Care Equipment & Supplies)	2,964	209,466
Stifel Financial Corp.* (Capital Markets)	2,470	81,288
Superior Energy Services, Inc. (Energy Equipment & Services)	5,434	91,617
SUPERVALU, Inc.* (Food & Staples Retailing)	9,633	48,454
SVB Financial Group* (Banks)	1,976	206,058
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,235	88,364
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	988	81,579
Synopsys, Inc.* (Software)	5,434	258,224
Synovus Financial Corp. (Banks)	4,446	138,537
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	2,223	25,920
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	3,458	121,307
Taubman Centers, Inc. (Real Estate Investment Trusts)	2,223	154,387
TCF Financial Corp. (Banks)	6,175	84,227
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,235	84,832
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,235	114,793
Teleflex, Inc. (Health Care Equipment & Supplies)	1,482	230,866
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,458	102,253
Tempur Sealy International, Inc.* (Household Durables)	2,223	134,869
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,458	109,584
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7,410	140,123
Terex Corp. (Machinery)	3,952	94,413
The Boston Beer Co., Inc.* - Class A (Beverages)	247	38,552
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,729	88,196
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,729	264,675
The Hain Celestial Group, Inc.* (Food Products)	3,705	155,091
The Hanover Insurance Group, Inc. (Insurance)	1,482	127,096
The New York Times Co. - Class A (Media)	4,446	56,998
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,729	122,379
The Timken Co. (Machinery)	2,470	88,006
The Toro Co. (Machinery)	1,976	170,826
The Ultimate Software Group, Inc.* (Software)	988	194,231
The Valspar Corp. (Chemicals)	2,717	289,877
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,904	85,837
The WhiteWave Foods Co.* (Food Products)	6,422	258,229
Thor Industries, Inc. (Automobiles)	1,729	110,691
Time, Inc. (Media)	3,705	54,464
Toll Brothers, Inc.* (Household Durables)	5,681	155,091
Tootsie Roll Industries, Inc. (Food Products)	741	26,409
TreeHouse Foods, Inc.* (Food Products)	1,976	174,678
TRI Pointe Group, Inc.* (Household Durables)	5,187	60,169
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	9,139	218,880
Trinity Industries, Inc. (Machinery)	5,434	106,017
Triumph Group, Inc. (Aerospace & Defense)	1,729	62,555
Trustmark Corp. (Banks)	2,470	60,540
Tupperware Brands Corp. (Household Durables)	1,729	100,403
Tyler Technologies, Inc.* (Software)	1,235	180,816
UGI Corp. (Gas Utilities)	6,175	248,482
Umpqua Holdings Corp. (Banks)	7,904	125,120
United Natural Foods, Inc.* (Food & Staples Retailing)	1,729	61,673
United States Steel Corp. (Metals & Mining)	5,187	99,124
United Therapeutics Corp.* (Biotechnology)	1,729	181,891
Urban Edge Properties (Real Estate Investment Trusts)	3,211	83,293
Valley National Bancorp (Banks)	8,151	77,108
Valmont Industries, Inc. (Construction & Engineering)	741	104,022
VCA, Inc.* (Health Care Providers & Services)	2,964	186,643
Vectren Corp. (Multi-Utilities)	2,964	144,791

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,952	$112,474
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	4,940	60,070
Vista Outdoor, Inc.* (Leisure Products)	2,223	106,660
W.R. Berkley Corp. (Insurance)	3,458	193,648
Wabtec Corp. (Machinery)	3,211	266,289
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,964	60,288
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,211	77,995
Waste Connections, Inc. (Commercial Services & Supplies)	4,446	299,128
Watsco, Inc. (Trading Companies & Distributors)	988	132,856
WebMD Health Corp.* (Internet Software & Services)	1,235	77,484
Webster Financial Corp. (Banks)	3,211	117,651
Weingarten Realty Investors (Real Estate Investment Trusts)	4,199	155,027
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,482	133,365
Werner Enterprises, Inc. (Road & Rail)	1,729	43,813
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,717	193,450
Westar Energy, Inc. (Electric Utilities)	5,187	267,701
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,470	66,097
WEX, Inc.* (IT Services)	1,482	140,034
WGL Holdings, Inc. (Gas Utilities)	1,729	117,382
Williams-Sonoma, Inc. (Specialty Retail)	2,964	174,224
WisdomTree Investments, Inc. (Capital Markets)	3,952	43,037
Woodward, Inc. (Machinery)	1,976	107,119
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,470	115,423
Worthington Industries, Inc. (Metals & Mining)	1,729	65,270
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	6,669	69,958
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,398	81,125
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,976	123,619
TOTAL COMMON STOCKS (Cost $50,155,006)		53,205,021

	Principal Amount	Value
Repurchase Agreements(a)(b)(36.5%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $30,240,533	$30,240,000	$30,240,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,240,000)		30,240,000

TOTAL INVESTMENT SECURITIES (Cost $80,395,006) - 100.6%		83,445,021
Net other assets (liabilities) - (0.6)%		(508,687)

NET ASSETS - 100.0%		$82,936,334

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $4,417,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	6/20/16	$2,332,800	$122,909

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	5/27/16	0.45%	$3,324,176	$(60,455)
S&P MidCap 400	UBS AG	5/27/16	0.70%	23,888,885	(434,795)
				$27,213,061	$(495,250)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,049,189	1.3%
Airlines	542,874	0.7%
Auto Components	236,661	0.3%
Automobiles	110,691	0.1%
Banks	3,133,663	3.8%
Beverages	38,552	NM
Biotechnology	181,891	0.2%
Building Products	724,587	0.9%
Capital Markets	996,956	1.2%
Chemicals	1,793,768	2.2%
Commercial Services & Supplies	1,077,113	1.3%
Communications Equipment	476,125	0.6%
Construction & Engineering	427,364	0.5%
Construction Materials	128,153	0.2%
Consumer Finance	103,676	0.1%
Containers & Packaging	850,033	1.0%
Distributors	485,777	0.6%
Diversified Consumer Services	390,265	0.5%
Diversified Financial Services	802,513	1.0%
Electric Utilities	1,294,312	1.6%
Electrical Equipment	681,809	0.8%
Electronic Equipment, Instruments & Components	2,127,784	2.6%
Energy Equipment & Services	883,736	1.1%
Food & Staples Retailing	421,711	0.5%
Food Products	1,422,569	1.7%
Gas Utilities	1,184,076	1.4%
Health Care Equipment & Supplies	2,007,433	2.4%
Health Care Providers & Services	1,169,261	1.4%
Health Care Technology	92,674	0.1%
Hotels, Restaurants & Leisure	1,106,856	1.3%
Household Durables	1,025,514	1.2%
Household Products	96,678	0.1%
Independent Power and Renewable Electricity Producers	25,920	NM
Industrial Conglomerates	226,524	0.3%
Insurance	2,773,102	3.3%
Internet & Catalog Retail	65,492	0.1%
Internet Software & Services	330,634	0.4%
IT Services	1,800,766	2.2%
Leisure Products	478,471	0.6%
Life Sciences Tools & Services	831,634	1.0%
Machinery	2,374,969	2.9%
Marine	126,108	0.2%
Media	857,337	1.0%
Metals & Mining	997,865	1.2%
Multiline Retail	182,439	0.2%
Multi-Utilities	388,286	0.5%
Oil, Gas & Consumable Fuels	1,149,624	1.4%
Paper & Forest Products	174,076	0.2%
Personal Products	255,734	0.3%
Pharmaceuticals	289,746	0.3%
Professional Services	345,202	0.4%
Real Estate Investment Trusts	5,281,740	6.4%
Real Estate Management & Development	265,246	0.3%
Road & Rail	432,759	0.5%
Semiconductors & Semiconductor Equipment	944,798	1.1%
Software	2,287,763	2.8%
Specialty Retail	1,243,929	1.5%
Technology Hardware, Storage & Peripherals	339,082	0.4%
Textiles, Apparel & Luxury Goods	618,051	0.7%
Thrifts & Mortgage Finance	341,576	0.4%
Trading Companies & Distributors	406,310	0.5%
Water Utilities	203,321	0.2%
Wireless Telecommunication Services	102,253	0.1%
Other **	29,731,313	35.9%
Total	$82,936,334	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (31.4%)
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	85	$667
2U, Inc.* (Diversified Consumer Services)	68	1,906
8x8, Inc.* (Diversified Telecommunication Services)	221	2,506
A. Schulman, Inc. (Chemicals)	68	1,897
A10 Networks, Inc.* (Software)	119	710
AAON, Inc. (Building Products)	102	2,705
AAR Corp. (Aerospace & Defense)	85	2,043
Abaxis, Inc. (Health Care Equipment & Supplies)	51	2,311
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	102	1,839
Abercrombie & Fitch Co. - Class A (Specialty Retail)	153	4,090
ABIOMED, Inc.* (Health Care Equipment & Supplies)	85	8,257
ABM Industries, Inc. (Commercial Services & Supplies)	119	3,828
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	323	491
Acacia Research Corp. (Professional Services)	136	656
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	170	5,491
Acadia Realty Trust (Real Estate Investment Trusts)	153	5,156
ACCO Brands Corp.* (Commercial Services & Supplies)	272	2,595
Accuray, Inc.* (Health Care Equipment & Supplies)	221	1,185
Accuride Corp.* (Machinery)	187	303
Aceto Corp. (Health Care Providers & Services)	68	1,525
Achillion Pharmaceuticals, Inc.* (Biotechnology)	272	2,326
ACI Worldwide, Inc.* (Software)	238	4,758
Acorda Therapeutics, Inc.* (Biotechnology)	102	2,637
Actua Corp.* (Internet Software & Services)	102	967
Actuant Corp. - Class A (Machinery)	136	3,633
Acxiom Corp.* (IT Services)	170	3,735
ADTRAN, Inc. (Communications Equipment)	136	2,628
Advanced Drainage Systems, Inc. (Building Products)	85	1,965
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	102	3,300
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,394	4,949
Advaxis, Inc.* (Biotechnology)	85	658
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	68	194
Aegion Corp.* (Construction & Engineering)	102	2,165
Aerohive Networks, Inc.* (Communications Equipment)	102	592
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	136	2,464
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	85	1,138
Agenus, Inc.* (Biotechnology)	204	718
Air Methods Corp.* (Health Care Providers & Services)	85	3,143
Air Transport Services Group, Inc.* (Air Freight & Logistics)	136	1,916
Aircastle, Ltd. (Trading Companies & Distributors)	136	2,951
AK Steel Holding Corp.* (Metals & Mining)	442	2,069
Akebia Therapeutics, Inc.* (Biotechnology)	85	798
Albany International Corp. - Class A (Machinery)	68	2,740
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	68	1,023
Alexander & Baldwin, Inc. (Real Estate Management & Development)	102	3,900
Alimera Sciences, Inc.* (Pharmaceuticals)	153	340
ALLETE, Inc. (Electric Utilities)	102	5,731
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	85	893
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	85	1,104
Altisource Residential Corp. (Real Estate Investment Trusts)	136	1,580
Altra Industrial Motion Corp. (Machinery)	68	1,952
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,803
Ambac Financial Group, Inc.* (Insurance)	102	1,655
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	68	2,795
Amedisys, Inc.* (Health Care Providers & Services)	68	3,501
American Assets Trust, Inc. (Real Estate Investment Trusts)	85	3,372
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	170	2,637
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	119	1,765
American Eagle Outfitters, Inc. (Specialty Retail)	408	5,838
American Equity Investment Life Holding Co. (Insurance)	170	2,380
American Software, Inc. - Class A (Software)	85	777
American States Water Co. (Water Utilities)	85	3,543
American Vanguard Corp.* (Chemicals)	85	1,407
Ameris Bancorp (Banks)	85	2,669
Amicus Therapeutics, Inc.* (Biotechnology)	221	1,651
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	255	1,456
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	102	3,622
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,046
AmSurg Corp.* (Health Care Providers & Services)	102	8,261
Anacor Pharmaceuticals, Inc.* (Biotechnology)	85	5,333

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Angie’s List, Inc.* (Internet Software & Services)	153	$1,339
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	68	833
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	68	4,236
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	493	542
Anthera Pharmaceuticals, Inc.* (Biotechnology)	119	440
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	289	1,364
Apogee Enterprises, Inc. (Building Products)	68	2,818
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	136	2,166
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	204	1,591
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	85	1,153
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	85	3,896
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	221	1,379
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	136	398
Aralez Pharmacuticals, Inc.* (Pharmaceuticals)	102	399
Aratana Therapeutics, Inc.* (Pharmaceuticals)	85	511
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	136	560
ArcBest Corp. (Road & Rail)	68	1,298
Archrock, Inc. (Energy Equipment & Services)	153	1,507
Arena Pharmaceuticals, Inc.* (Biotechnology)	561	965
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	85	1,020
Argo Group International Holdings, Ltd. (Insurance)	68	3,738
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	374	2,685
Arlington Asset Investment Corp. - Class A (Capital Markets)	68	880
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	85	995
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	102	2,171
Array BioPharma, Inc.* (Biotechnology)	323	1,030
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	170	984
Asbury Automotive Group, Inc.* (Specialty Retail)	51	3,092
Ascena Retail Group, Inc.* (Specialty Retail)	306	2,696
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	68	761
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	204	1,140
Aspen Technology, Inc.* (Software)	170	6,465
Astoria Financial Corp. (Thrifts & Mortgage Finance)	204	3,068
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	374	995
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	51	2,037
AtriCure, Inc.* (Health Care Equipment & Supplies)	68	1,081
Atwood Oceanics, Inc. (Energy Equipment & Services)	136	1,314
AVG Technologies N.V.* (Software)	102	2,020
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	85	474
Avista Corp. (Multi-Utilities)	136	5,450
AVX Corp. (Electronic Equipment, Instruments & Components)	119	1,573
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	357	1,021
Axiall Corp. (Chemicals)	153	3,603
AZZ, Inc. (Electrical Equipment)	51	2,801
B&G Foods, Inc. - Class A (Food Products)	119	4,904
Balchem Corp. (Chemicals)	68	4,172
Banc of California, Inc. (Banks)	102	2,076
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	68	1,758
BancorpSouth, Inc. (Banks)	204	4,792
Bank Mutual Corp. (Thrifts & Mortgage Finance)	153	1,236
Bank of the Ozarks, Inc. (Banks)	153	6,319
Bankrate, Inc.* (Internet Software & Services)	170	1,554
Barnes & Noble Education, Inc.* (Specialty Retail)	68	636
Barnes & Noble, Inc. (Specialty Retail)	119	1,398
Barnes Group, Inc. (Machinery)	119	3,866
Basic Energy Services, Inc.* (Energy Equipment & Services)	136	435
Bazaarvoice, Inc.* (Internet Software & Services)	187	626
BBCN Bancorp, Inc. (Banks)	187	2,921
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	102	4,357
Beazer Homes USA, Inc.* (Household Durables)	68	559
bebe Stores, Inc.* (Specialty Retail)	255	144
Belden, Inc. (Electronic Equipment, Instruments & Components)	85	5,367
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	221	2,024
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	119	2,311
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	187	2,597
Berkshire Hills Bancorp, Inc. (Banks)	68	1,846
Berry Plastics Group, Inc.* (Containers & Packaging)	238	8,572
BGC Partners, Inc. - Class A (Capital Markets)	408	3,705
Big Lots, Inc. (Multiline Retail)	119	5,458

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	153		$1,218
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	170		554
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	136		460
BioScrip, Inc.* (Health Care Providers & Services)	255		673
Biostage, Inc.* (Biotechnology)	—	†	1
BioTelemetry, Inc.* (Health Care Providers & Services)	102		1,604
BioTime, Inc.* (Biotechnology)	204		596
Black Diamond, Inc.* (Leisure Products)	85		361
Black Hills Corp. (Multi-Utilities)	102		6,179
Blackbaud, Inc. (Software)	102		6,301
Blackhawk Network Holdings, Inc.* (IT Services)	119		3,823
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	255		4,769
Blucora, Inc.* (Internet Software & Services)	102		817
Blue Hills Bancorp, Inc. (Banks)	85		1,239
BNC Bancorp (Banks)	68		1,520
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	51		2,323
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	119		915
Boise Cascade Co.* (Paper & Forest Products)	85		1,774
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	119		462
Boston Private Financial Holdings, Inc. (Banks)	187		2,285
Bottomline Technologies, Inc.* (Software)	102		2,505
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	187		3,486
Brady Corp. - Class A (Commercial Services & Supplies)	102		2,702
Briggs & Stratton Corp. (Machinery)	102		2,159
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	85		5,578
Brightcove, Inc.* (Internet Software & Services)	119		720
Bristow Group, Inc. (Energy Equipment & Services)	68		1,559
BroadSoft, Inc.* (Software)	68		2,663
Brookline Bancorp, Inc. (Banks)	170		1,935
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	170		1,608
Builders FirstSource, Inc.* (Building Products)	119		1,320
Burlington Stores, Inc.* (Specialty Retail)	153		8,715
C&J Energy Services, Ltd.* (Energy Equipment & Services)	136		197
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	51		2,136
CACI International, Inc.* - Class A (IT Services)	51		4,904
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	153		1,158
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	170		1,161
CalAmp Corp.* (Communications Equipment)	85		1,272
CalAtlantic Group, Inc. (Household Durables)	68		2,201
Caleres, Inc. (Specialty Retail)	102		2,571
Calgon Carbon Corp. (Chemicals)	119		1,950
California Water Service Group (Water Utilities)	119		3,324
Calix, Inc.* (Communications Equipment)	136		942
Callaway Golf Co. (Leisure Products)	204		1,905
Callidus Software, Inc.* (Software)	136		2,489
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	187		1,965
Cal-Maine Foods, Inc. (Food Products)	68		3,452
Cambrex Corp.* (Life Sciences Tools & Services)	68		3,280
Cantel Medical Corp. (Health Care Equipment & Supplies)	68		4,555
Capital Bank Financial Corp. - Class A (Banks)	51		1,542
Capital Senior Living Corp.* (Health Care Providers & Services)	68		1,364
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	306		4,067
Capstead Mortgage Corp. (Real Estate Investment Trusts)	221		2,148
Cardinal Financial Corp. (Banks)	85		1,881
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	68		951
Cardtronics, Inc.* (IT Services)	102		4,021
Career Education Corp.* (Diversified Consumer Services)	255		1,362
CareTrust REIT, Inc. (Real Estate Investment Trusts)	102		1,297
Carmike Cinemas, Inc.* (Media)	68		2,039
Carpenter Technology Corp. (Metals & Mining)	102		3,612
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	102		3,608
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	102		1,419
Cascade Bancorp* (Banks)	136		823
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	153		1,095
Casey’s General Stores, Inc. (Food & Staples Retailing)	85		9,519
Cash America International, Inc. (Consumer Finance)	68		2,513
Castle Brands, Inc.* (Beverages)	408		364
Castlight Health, Inc.* - Class B (Health Care Technology)	119		428
Catalent, Inc.* (Pharmaceuticals)	170		5,019
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	255		173
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	119		1,263
Cathay General Bancorp (Banks)	170		5,188

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	119	$5,875
CBIZ, Inc.* (Professional Services)	136	1,384
CEB, Inc. (Professional Services)	68	4,195
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	221	1,529
Celadon Group, Inc. (Road & Rail)	68	685
Celldex Therapeutics, Inc.* (Biotechnology)	204	816
Cempra, Inc.* (Pharmaceuticals)	68	1,151
CenterState Banks, Inc. (Banks)	119	1,939
Central European Media Enterprises, Ltd.* - Class A (Media)	340	904
Central Garden & Pet Co.* - Class A (Household Products)	119	1,939
Central Pacific Financial Corp. (Banks)	68	1,587
Century Aluminum Co.* (Metals & Mining)	136	1,200
Cepheid* (Biotechnology)	153	4,367
Cerus Corp.* (Health Care Equipment & Supplies)	272	1,703
Chart Industries, Inc.* (Machinery)	68	1,750
Chatham Lodging Trust (Real Estate Investment Trusts)	85	1,811
Checkpoint Systems, Inc.* (Electronic Equipment, Instruments & Components)	119	1,204
Chegg, Inc.* (Diversified Consumer Services)	204	926
Chemical Financial Corp. (Banks)	85	3,269
ChemoCentryx, Inc.* (Biotechnology)	102	245
Chemtura Corp.* (Chemicals)	153	4,261
Chesapeake Lodging Trust (Real Estate Investment Trusts)	136	3,350
Chico’s FAS, Inc. (Specialty Retail)	306	3,859
Chimerix, Inc.* (Biotechnology)	85	508
Christopher & Banks Corp.* (Specialty Retail)	170	442
Ciber, Inc.* (IT Services)	272	631
Ciena Corp.* (Communications Equipment)	255	4,292
Cimpress N.V.* (Internet Software & Services)	68	5,974
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	510	1,948
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	136	4,910
Citizens, Inc.* (Insurance)	153	1,247
Civeo Corp.* (Commercial Services & Supplies)	340	517
CLARCOR, Inc. (Machinery)	102	5,994
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	204	583
Cliffs Natural Resources, Inc.* (Metals & Mining)	391	2,061
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	85	1,265
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	204	451
Clovis Oncology, Inc.* (Biotechnology)	51	709
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	102	1,362
CNO Financial Group, Inc. (Insurance)	408	7,495
CoBiz Financial, Inc. (Banks)	102	1,235
Coeur Mining, Inc.* (Metals & Mining)	340	2,754
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	102	3,948
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	51	4,763
Coherus Biosciences, Inc.* (Biotechnology)	68	1,280
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	85	983
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	238	4,208
Colony Starwood Homes (Real Estate Investment Trusts)	85	2,071
Columbia Banking System, Inc. (Banks)	119	3,509
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	68	3,983
Comfort Systems USA, Inc. (Construction & Engineering)	85	2,507
Commercial Metals Co. (Metals & Mining)	255	4,569
Commercial Vehicle Group, Inc.* (Machinery)	119	306
Community Bank System, Inc. (Banks)	85	3,363
CommVault Systems, Inc.* (Software)	102	4,465
comScore, Inc.* (Internet Software & Services)	68	2,082
CONMED Corp. (Health Care Equipment & Supplies)	68	2,817
ConnectOne Bancorp, Inc. (Banks)	85	1,463
Conn’s, Inc.* (Specialty Retail)	68	934
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	119	2,813
Continental Building Products, Inc.* (Building Products)	85	1,667
Convergys Corp. (IT Services)	204	5,406
Cooper Tire & Rubber Co. (Auto Components)	119	4,110
Corcept Therapeutics, Inc.* (Pharmaceuticals)	187	892
Core-Mark Holding Co., Inc. (Distributors)	51	4,165
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	17	362
CoreSite Realty Corp. (Real Estate Investment Trusts)	51	3,821
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	136	143
CorMedix, Inc.* (Biotechnology)	153	640
Cornerstone OnDemand, Inc.* (Internet Software & Services)	119	4,087
Cousins Properties, Inc. (Real Estate Investment Trusts)	459	4,751
Cowen Group, Inc.* - Class A (Capital Markets)	289	1,007
Crawford & Co. (Insurance)	102	687
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	85	3,219
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	187	1,561
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	102	1,268

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Crown Media Holdings, Inc.* (Media)	153	$776
CryoLife, Inc. (Health Care Equipment & Supplies)	85	1,054
CSG Systems International, Inc. (IT Services)	85	3,772
CTI BioPharma Corp.* (Biotechnology)	510	257
CTS Corp. (Electronic Equipment, Instruments & Components)	85	1,408
CubeSmart (Real Estate Investment Trusts)	340	10,066
Cumulus Media, Inc.* - Class A (Media)	476	177
Curis, Inc.* (Biotechnology)	357	714
Curtiss-Wright Corp. (Aerospace & Defense)	102	7,812
Customers Bancorp, Inc.* (Banks)	68	1,767
CVB Financial Corp. (Banks)	238	4,089
Cvent, Inc.* (Internet Software & Services)	68	2,404
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	51	2,496
CyrusOne, Inc. (Real Estate Investment Trusts)	119	5,251
CYS Investments, Inc. (Real Estate Investment Trusts)	357	2,895
Cytokinetics, Inc.* (Biotechnology)	136	1,107
CytRx Corp.* (Biotechnology)	221	720
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	102	887
Dana Holding Corp. (Auto Components)	340	4,396
Darling Ingredients, Inc.* (Food Products)	357	5,173
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	51	1,974
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	187	7,548
Dean Foods Co. (Food Products)	204	3,515
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	68	3,931
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	68	1,083
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	119	1,891
Deluxe Corp. (Commercial Services & Supplies)	102	6,403
Demandware, Inc.* (Internet Software & Services)	68	3,133
Denny’s Corp.* (Hotels, Restaurants & Leisure)	204	2,018
Depomed, Inc.* (Pharmaceuticals)	136	2,364
Destination XL Group, Inc.* (Specialty Retail)	153	822
DeVry Education Group, Inc. (Diversified Consumer Services)	136	2,360
DHI Group, Inc.* (Internet Software & Services)	136	967
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	238	1,366
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	102	2,163
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	425	3,787
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	136	3,573
Digi International, Inc.* (Communications Equipment)	85	898
Digital Turbine, Inc.* (Software)	221	190
DigitalGlobe, Inc.* (Aerospace & Defense)	153	3,390
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	85	1,539
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	85	1,583
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	85	2,575
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	68	691
Dorman Products, Inc.* (Auto Components)	68	3,658
Douglas Dynamics, Inc. (Machinery)	68	1,558
DreamWorks Animation SKG, Inc.* - Class A (Media)	170	6,787
Drew Industries, Inc. (Auto Components)	51	3,306
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	85	808
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	136	5,416
Durect Corp.* (Pharmaceuticals)	391	524
Dycom Industries, Inc.* (Construction & Engineering)	68	4,801
Dynavax Technologies Corp.* (Biotechnology)	68	1,116
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	255	4,496
Dynex Capital, Inc. (Real Estate Investment Trusts)	153	995
Eagle Bancorp, Inc.* (Banks)	68	3,448
Eagle Bulk Shipping, Inc.* (Marine)	102	84
EarthLink Holdings Corp. (Internet Software & Services)	255	1,482
EastGroup Properties, Inc. (Real Estate Investment Trusts)	68	4,063
Ebix, Inc. (Software)	68	3,272
Echo Global Logistics, Inc.* (Air Freight & Logistics)	68	1,589
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	170	413
Education Realty Trust, Inc. (Real Estate Investment Trusts)	102	4,057
El Paso Electric Co. (Electric Utilities)	85	3,834
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	119	1,560
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	102	4,065
Elizabeth Arden, Inc.* (Personal Products)	85	870
Ellie Mae, Inc.* (Software)	68	5,685
EMCOR Group, Inc. (Construction & Engineering)	136	6,592
EMCORE Corp.* (Communications Equipment)	119	678
Emergent BioSolutions, Inc.* (Biotechnology)	68	2,619
Employers Holdings, Inc. (Insurance)	85	2,525
Encore Capital Group, Inc.* (Consumer Finance)	68	1,914

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Endocyte, Inc.* (Pharmaceuticals)	153	$597
Endologix, Inc.* (Health Care Equipment & Supplies)	153	1,715
Endurance International Group Holdings, Inc.* (Internet Software & Services)	136	1,457
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	136	320
EnerNOC, Inc.* (Software)	85	580
EnerSys (Electrical Equipment)	85	4,961
Ennis, Inc. (Commercial Services & Supplies)	68	1,329
Enova International, Inc.* (Consumer Finance)	68	599
Enphase Energy, Inc.* (Electrical Equipment)	102	256
EnPro Industries, Inc. (Machinery)	51	2,988
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	306	4,067
Entercom Communications Corp.* - Class A (Media)	85	964
Entravision Communications Corp. - Class A (Media)	170	1,352
Envestnet, Inc.* (Internet Software & Services)	85	2,667
EPAM Systems, Inc.* (IT Services)	102	7,440
Epiq Systems, Inc. (Software)	85	1,255
Epizyme, Inc.* (Biotechnology)	68	709
EPR Properties (Real Estate Investment Trusts)	119	7,839
Equity One, Inc. (Real Estate Investment Trusts)	153	4,330
Eros International PLC* (Media)	68	910
ESCO Technologies, Inc. (Machinery)	68	2,617
Essendant, Inc. (Commercial Services & Supplies)	85	2,617
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	119	2,430
Esterline Technologies Corp.* (Aerospace & Defense)	68	4,669
Ethan Allen Interiors, Inc. (Household Durables)	68	2,315
Euronet Worldwide, Inc.* (IT Services)	102	7,865
EverBank Financial Corp. (Thrifts & Mortgage Finance)	204	3,076
Evercore Partners, Inc. - Class A (Capital Markets)	68	3,512
Everi Holdings, Inc.* (IT Services)	187	314
EVERTEC, Inc. (IT Services)	153	2,061
EVINE Live, Inc.* (Internet & Catalog Retail)	238	367
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	102	565
Exact Sciences Corp.* (Biotechnology)	187	1,313
ExamWorks Group, Inc.* (Health Care Providers & Services)	85	3,064
Exar Corp.* (Semiconductors & Semiconductor Equipment)	119	726
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	612	930
Exelixis, Inc.* (Biotechnology)	493	2,273
ExlService Holdings, Inc.* (IT Services)	85	4,113
Exponent, Inc. (Professional Services)	68	3,389
Express, Inc.* (Specialty Retail)	187	3,400
Exterran Corp.* (Energy Equipment & Services)	68	1,040
Extreme Networks, Inc.* (Communications Equipment)	340	1,193
EZCORP, Inc.* - Class A (Consumer Finance)	153	757
F.N.B. Corp. (Banks)	374	4,944
Fabrinet* (Electronic Equipment, Instruments & Components)	85	2,717
Fair Isaac Corp. (Software)	68	7,256
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,100
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	170	680
FCB Financial Holdings, Inc.* - Class A (Banks)	68	2,377
Federal Signal Corp. (Machinery)	153	2,095
Federal-Mogul Holdings Corp.* (Auto Components)	102	942
FEI Co. (Electronic Equipment, Instruments & Components)	85	7,568
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	323	2,313
Ferro Corp.* (Chemicals)	170	2,166
Ferroglobe PLC (Metals & Mining)	153	1,559
Fibrocell Science, Inc.* (Biotechnology)	119	328
FibroGen, Inc.* (Biotechnology)	119	2,142
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	68	2,183
Financial Engines, Inc. (Capital Markets)	119	3,833
Finisar Corp.* (Communications Equipment)	221	3,638
First American Financial Corp. (Insurance)	221	7,960
First BanCorp.* (Banks)	289	1,127
First Busey Corp. (Banks)	68	1,390
First Cash Financial Services, Inc. (Consumer Finance)	68	3,111
First Commonwealth Financial Corp. (Banks)	221	2,029
First Financial Bancorp (Banks)	136	2,652
First Financial Bankshares, Inc. (Banks)	136	4,404
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	238	5,460
First Merchants Corp. (Banks)	85	2,180
First Midwest Bancorp, Inc. (Banks)	170	3,142
First Potomac Realty Trust (Real Estate Investment Trusts)	153	1,287
FirstMerit Corp. (Banks)	340	7,533
Five Below, Inc.* (Specialty Retail)	119	4,962
Five Star Quality Care, Inc.* (Health Care Providers & Services)	170	415
Five9, Inc.* (Internet Software & Services)	119	1,101
Fleetmatics Group PLC* (Software)	85	3,081
Flotek Industries, Inc.* (Chemicals)	136	1,285
Fluidigm Corp.* (Life Sciences Tools & Services)	68	651

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flushing Financial Corp. (Banks)	85	$1,696
FNFV Group* (Diversified Financial Services)	187	2,014
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	85	536
Forestar Group, Inc.* (Real Estate Management & Development)	102	1,377
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	153	1,178
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	136	2,277
Forward Air Corp. (Air Freight & Logistics)	68	3,099
Francesca’s Holdings Corp.* (Specialty Retail)	119	1,975
Franklin Electric Co., Inc. (Machinery)	102	3,222
Franklin Street Properties Corp. (Real Estate Investment Trusts)	204	2,166
Fred’s, Inc. - Class A (Multiline Retail)	102	1,496
Fresh Del Monte Produce, Inc. (Food Products)	68	2,942
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	68	560
FTI Consulting, Inc.* (Professional Services)	85	3,426
FuelCell Energy, Inc.* (Electrical Equipment)	68	405
Fulton Financial Corp. (Banks)	374	5,232
FutureFuel Corp. (Chemicals)	85	955
GAIN Capital Holdings, Inc. (Diversified Financial Services)	102	699
Galena Biopharma, Inc.* (Biotechnology)	544	751
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	116	3,791
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	102	1,307
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	289	575
Generac Holdings, Inc.* (Electrical Equipment)	153	5,833
General Cable Corp. (Electrical Equipment)	119	1,861
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	85	1,437
Genesco, Inc.* (Specialty Retail)	51	3,528
Genesis Healthcare, Inc.* (Health Care Providers & Services)	136	343
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	119	703
Gentherm, Inc.* (Auto Components)	85	3,123
Geron Corp.* (Biotechnology)	408	1,204
Getty Realty Corp. (Real Estate Investment Trusts)	68	1,338
Gibraltar Industries, Inc.* (Building Products)	85	2,248
Gigamon, Inc.* (Software)	68	2,216
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	85	3,846
Glacier Bancorp, Inc. (Banks)	170	4,401
Global Eagle Entertainment, Inc.* (Media)	119	953
Globalstar, Inc.* (Diversified Telecommunication Services)	1,122	2,188
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	153	3,831
Glu Mobile, Inc.* (Software)	306	817
Gogo, Inc.* (Internet Software & Services)	136	1,440
Golden Ocean Group, Ltd.* (Marine)	238	206
Government Properties Income Trust (Real Estate Investment Trusts)	153	2,895
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	510	4,320
Grand Canyon Education, Inc.* (Diversified Consumer Services)	102	4,460
Granite Construction, Inc. (Construction & Engineering)	85	3,790
Gray Television, Inc.* (Media)	153	1,966
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	187	855
Great Western Bancorp, Inc. (Banks)	102	3,215
Greatbatch, Inc.* (Health Care Equipment & Supplies)	51	1,775
Green Dot Corp.* - Class A (Consumer Finance)	102	2,267
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	85	1,539
Greenhill & Co., Inc. (Capital Markets)	68	1,497
Greenlight Capital Re, Ltd.* - Class A (Insurance)	68	1,464
Greif, Inc. - Class A (Containers & Packaging)	68	2,360
Griffon Corp. (Building Products)	85	1,344
Group 1 Automotive, Inc. (Specialty Retail)	51	3,358
GrubHub, Inc.* (Internet Software & Services)	153	4,012
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	102	1,484
GTT Communications, Inc.* (Internet Software & Services)	68	1,087
GUESS?, Inc. (Specialty Retail)	136	2,496
Guidewire Software, Inc.* (Software)	153	8,716
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	85	576
H&E Equipment Services, Inc. (Trading Companies & Distributors)	85	1,720
H.B. Fuller Co. (Chemicals)	102	4,561
Haemonetics Corp.* (Health Care Equipment & Supplies)	119	3,859
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	204	249
Halozyme Therapeutics, Inc.* (Biotechnology)	221	2,332
Halyard Health, Inc.* (Health Care Equipment & Supplies)	102	2,872
Hampton Roads Bankshares, Inc.* (Banks)	272	479
Hancock Holding Co. (Banks)	170	4,415
Hanmi Financial Corp. (Banks)	85	1,965
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	85	1,649
Harmonic, Inc.* (Communications Equipment)	238	823
Harsco Corp. (Machinery)	187	1,326
Harte-Hanks, Inc. (Media)	153	278

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	136	$404
Hatteras Financial Corp. (Real Estate Investment Trusts)	221	3,512
Hawaiian Holdings, Inc.* (Airlines)	119	5,006
Headwaters, Inc.* (Construction Materials)	170	3,402
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	221	6,692
Healthcare Services Group, Inc. (Commercial Services & Supplies)	153	5,790
HealthEquity, Inc.* (Health Care Providers & Services)	85	2,138
HealthSouth Corp. (Health Care Providers & Services)	187	7,753
HealthStream, Inc.* (Health Care Technology)	68	1,538
Healthways, Inc.* (Health Care Providers & Services)	102	1,188
Heartland Express, Inc. (Road & Rail)	119	2,155
Hecla Mining Co. (Metals & Mining)	867	3,737
HEICO Corp. - Class A (Aerospace & Defense)	85	4,350
Helen of Troy, Ltd.* (Household Durables)	68	6,767
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	238	2,054
Heritage Financial Corp. (Banks)	85	1,568
Heritage Insurance Holdings, Inc. (Insurance)	68	904
Heritage Oaks Bancorp (Banks)	102	852
Herman Miller, Inc. (Commercial Services & Supplies)	136	4,103
Heron Therapeutics, Inc.* (Biotechnology)	68	1,458
Hersha Hospitality Trust (Real Estate Investment Trusts)	119	2,296
HFF, Inc. - Class A (Capital Markets)	85	2,706
Hibbett Sports, Inc.* (Specialty Retail)	51	1,841
Highwoods Properties, Inc. (Real Estate Investment Trusts)	187	8,738
Hill International, Inc.* (Professional Services)	153	649
Hillenbrand, Inc. (Machinery)	136	4,121
Hilltop Holdings, Inc.* (Banks)	170	3,376
HMS Holdings Corp.* (Health Care Technology)	204	3,446
HNI Corp. (Commercial Services & Supplies)	102	4,459
Home BancShares, Inc. (Banks)	119	5,116
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	68	1,465
Horace Mann Educators Corp. (Insurance)	85	2,644
Horizon Global Corp.* (Auto Components)	34	417
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	85	998
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	289	5,927
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	391	653
HRG Group, Inc.* (Household Products)	187	2,692
HSN, Inc. (Internet & Catalog Retail)	68	3,606
Hub Group, Inc.* - Class A (Air Freight & Logistics)	85	3,274
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	153	4,475
Huron Consulting Group, Inc.* (Professional Services)	51	2,836
IBERIABANK Corp. (Banks)	85	5,014
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	102	865
IDACORP, Inc. (Electric Utilities)	102	7,419
Idera Pharmaceuticals, Inc.* (Biotechnology)	289	480
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	119	2,484
Imation Corp.* (Technology Hardware, Storage & Peripherals)	170	267
IMAX Corp.* (Media)	136	4,352
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	85	621
ImmunoGen, Inc.* (Biotechnology)	204	1,397
Immunomedics, Inc.* (Biotechnology)	289	1,026
Impax Laboratories, Inc.* (Pharmaceuticals)	153	5,102
Imperva, Inc.* (Software)	51	2,370
inContact, Inc.* (Internet Software & Services)	153	1,424
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	102	731
Independent Bank Corp. (Banks)	68	3,198
Independent Bank Corp./MI (Banks)	68	1,030
Infinera Corp.* (Communications Equipment)	272	3,234
Infinity Pharmaceuticals, Inc.* (Biotechnology)	136	789
Infoblox, Inc.* (Software)	119	1,991
InfraREIT, Inc. (Real Estate Investment Trusts)	51	846
InnerWorkings, Inc.* (Commercial Services & Supplies)	136	1,111
Innospec, Inc. (Chemicals)	51	2,466
Innoviva, Inc. (Pharmaceuticals)	187	2,308
Inovio Pharmaceuticals, Inc.* (Biotechnology)	187	1,960
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	85	2,522
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	85	2,100
Insmed, Inc.* (Biotechnology)	136	1,652
Insulet Corp.* (Health Care Equipment & Supplies)	119	3,963
Insys Therapeutics, Inc.* (Biotechnology)	51	739
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	51	3,612
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	306	5,899
Inteliquent, Inc. (Diversified Telecommunication Services)	85	1,410
Intelsat S.A.* (Diversified Telecommunication Services)	102	403

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
InterDigital, Inc. (Communications Equipment)	85	$4,844
Interface, Inc. (Commercial Services & Supplies)	153	2,604
Internap Corp.* (Internet Software & Services)	153	349
International Bancshares Corp. (Banks)	119	3,117
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	68	2,277
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	289	3,378
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	102	1,440
Intralinks Holdings, Inc.* (Internet Software & Services)	119	1,060
Intrepid Potash, Inc.* (Chemicals)	153	196
Invacare Corp. (Health Care Equipment & Supplies)	85	955
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	170	1,306
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	272	3,495
Investment Technology Group, Inc. (Capital Markets)	85	1,659
Investors Bancorp, Inc. (Banks)	714	8,246
Investors Real Estate Trust (Real Estate Investment Trusts)	306	1,842
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	68	408
ION Geophysical Corp.* (Energy Equipment & Services)	34	311
Iridium Communications, Inc.* (Diversified Telecommunication Services)	204	1,646
iRobot Corp.* (Household Durables)	68	2,542
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	289	3,020
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	68	1,013
iStar Financial, Inc.* (Real Estate Investment Trusts)	204	1,999
Itron, Inc.* (Electronic Equipment, Instruments & Components)	85	3,495
Ixia* (Communications Equipment)	153	1,548
IXYS Corp. (Semiconductors & Semiconductor Equipment)	68	734
j2 Global, Inc. (Internet Software & Services)	102	6,478
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	85	5,742
Janus Capital Group, Inc. (Capital Markets)	306	4,467
Jive Software, Inc.* (Software)	170	692
John Bean Technologies Corp. (Machinery)	68	3,546
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	102	490
K12, Inc.* (Diversified Consumer Services)	102	1,254
Kaman Corp. - Class A (Trading Companies & Distributors)	68	2,862
KapStone Paper & Packaging Corp. (Paper & Forest Products)	187	2,971
Karyopharm Therapeutics, Inc.* (Biotechnology)	68	632
KB Home (Household Durables)	187	2,538
KCG Holdings, Inc.* - Class A (Capital Markets)	119	1,630
Kearny Financial Corp. (Thrifts & Mortgage Finance)	221	2,789
Kelly Services, Inc. - Class A (Professional Services)	85	1,595
Kemper Corp. (Insurance)	102	3,158
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	204	4,409
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	238	1,295
Key Energy Services, Inc.* (Energy Equipment & Services)	476	252
Kforce, Inc. (Professional Services)	68	1,293
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	85	930
Kimball International, Inc. - Class B (Commercial Services & Supplies)	102	1,187
Kindred Healthcare, Inc. (Health Care Providers & Services)	187	2,760
Kite Pharma, Inc.* (Biotechnology)	68	3,147
Kite Realty Group Trust (Real Estate Investment Trusts)	187	5,092
KLX, Inc.* (Aerospace & Defense)	119	4,013
Knight Transportation, Inc. (Road & Rail)	136	3,613
Knoll, Inc. (Commercial Services & Supplies)	119	2,779
Knowles Corp.* (Electronic Equipment, Instruments & Components)	187	2,500
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	238	395
Korn/Ferry International (Professional Services)	102	2,768
Kraton Performance Polymers, Inc.* (Chemicals)	85	1,930
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	153	812
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	153	2,664
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	204	2,605
Ladder Capital Corp. (Real Estate Investment Trusts)	102	1,215
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	323	866
Lakeland Bancorp, Inc. (Banks)	102	1,131
Landec Corp.* (Food Products)	85	956
Lannett Co., Inc.* (Pharmaceuticals)	51	978
LaSalle Hotel Properties (Real Estate Investment Trusts)	238	5,688
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	289	1,610
La-Z-Boy, Inc. (Household Durables)	119	3,078
LDR Holding Corp.* (Health Care Equipment & Supplies)	51	1,374
LegacyTexas Financial Group, Inc. (Banks)	102	2,515
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	136	1,878

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexington Realty Trust (Real Estate Investment Trusts)	442	$3,881
Libbey, Inc. (Household Durables)	51	949
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	153	3,375
LifeLock, Inc.* (Diversified Consumer Services)	204	2,375
Limelight Networks, Inc.* (Internet Software & Services)	221	387
Lion Biotechnologies, Inc.* (Biotechnology)	136	771
Lionbridge Technologies, Inc.* (IT Services)	187	933
Liquidity Services, Inc.* (Internet Software & Services)	85	474
Lithia Motors, Inc. - Class A (Specialty Retail)	51	4,234
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	51	5,941
LivaNova PLC* (Health Care Equipment & Supplies)	51	2,689
LivePerson, Inc.* (Internet Software & Services)	153	926
LogMeIn, Inc.* (Internet Software & Services)	51	3,045
Louisiana-Pacific Corp.* (Paper & Forest Products)	306	5,202
LTC Properties, Inc. (Real Estate Investment Trusts)	85	3,943
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	68	1,014
Luminex Corp.* (Life Sciences Tools & Services)	102	2,050
Lumos Networks Corp.* (Diversified Telecommunication Services)	68	867
M.D.C. Holdings, Inc. (Household Durables)	85	2,092
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	51	2,085
M/I Homes, Inc.* (Household Durables)	68	1,367
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	204	5,214
MacroGenics, Inc.* (Biotechnology)	68	1,398
Magellan Health, Inc.* (Health Care Providers & Services)	51	3,593
Maiden Holdings, Ltd. (Insurance)	119	1,455
Manhattan Associates, Inc.* (Software)	153	9,263
MannKind Corp.* (Biotechnology)	561	757
ManTech International Corp. - Class A (IT Services)	68	2,298
Marchex, Inc. - Class B (Internet Software & Services)	153	650
Marin Software, Inc.* (Internet Software & Services)	119	305
MarineMax, Inc.* (Specialty Retail)	68	1,293
MarketAxess Holdings, Inc. (Diversified Financial Services)	85	10,434
Marketo, Inc.* (Internet Software & Services)	85	1,869
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	51	3,195
Marten Transport, Ltd. (Road & Rail)	68	1,269
Masimo Corp.* (Health Care Equipment & Supplies)	102	4,422
Masonite International Corp.* (Building Products)	68	4,601
MasTec, Inc.* (Construction & Engineering)	153	3,467
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	153	3,297
Matrix Service Co.* (Energy Equipment & Services)	68	1,281
Matson, Inc. (Marine)	102	3,967
Matthews International Corp. - Class A (Commercial Services & Supplies)	68	3,580
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	272	993
MAXIMUS, Inc. (IT Services)	136	7,194
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	136	2,278
MB Financial, Inc. (Banks)	153	5,318
MBIA, Inc.* (Insurance)	357	2,785
McDermott International, Inc.* (Energy Equipment & Services)	544	2,470
McGrath RentCorp (Commercial Services & Supplies)	68	1,658
MDC Partners, Inc. - Class A (Media)	102	2,064
Media General, Inc.* (Media)	204	3,535
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	442	5,883
Medidata Solutions, Inc.* (Health Care Technology)	119	5,192
Mentor Graphics Corp. (Software)	204	4,072
Mercury Systems, Inc.* (Aerospace & Defense)	102	2,144
Meredith Corp. (Media)	85	4,361
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	136	1,988
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	102	1,949
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	102	2,066
Meritage Homes Corp.* (Household Durables)	85	2,893
Meritor, Inc.* (Machinery)	221	1,879
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	255	1,805
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	85	2,527
MGE Energy, Inc. (Electric Utilities)	85	4,237
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	697	5,040
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	221	7,467
MiMedx Group, Inc.* (Biotechnology)	255	1,920
Minerals Technologies, Inc. (Chemicals)	68	4,073
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	119	4,267
Mobile Mini, Inc. (Commercial Services & Supplies)	102	3,290
MobileIron, Inc.* (Software)	136	521

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Modine Manufacturing Co.* (Auto Components)	136	$1,470
ModusLink Global Solutions, Inc.* (IT Services)	187	273
Molina Healthcare, Inc.* (Health Care Providers & Services)	68	3,520
Momenta Pharmaceuticals, Inc.* (Biotechnology)	136	1,293
MoneyGram International, Inc.* (IT Services)	102	627
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	153	1,760
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	374	3,789
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	85	5,306
Monotype Imaging Holdings, Inc. (Software)	102	2,247
Monro Muffler Brake, Inc. (Specialty Retail)	68	4,707
Monster Worldwide, Inc.* (Internet Software & Services)	238	762
Moog, Inc.* - Class A (Aerospace & Defense)	85	4,153
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	119	177
MRC Global, Inc.* (Trading Companies & Distributors)	221	3,090
MSA Safety, Inc. (Commercial Services & Supplies)	68	3,270
Mueller Industries, Inc. (Machinery)	119	3,756
Mueller Water Products, Inc. - Class A (Machinery)	357	3,838
Myers Industries, Inc. (Containers & Packaging)	68	917
Myriad Genetics, Inc.* (Biotechnology)	153	5,508
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	68	1,214
National Bank Holdings Corp. (Banks)	85	1,699
National CineMedia, Inc. (Media)	153	2,173
National General Holdings Corp. (Insurance)	85	1,716
National Health Investors, Inc. (Real Estate Investment Trusts)	85	5,788
National Storage Affiliates Trust (Real Estate Investment Trusts)	85	1,659
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	102	1,182
Natus Medical, Inc.* (Health Care Equipment & Supplies)	68	2,167
Nautilus, Inc.* (Leisure Products)	85	1,499
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	561	774
Navigant Consulting, Inc.* (Professional Services)	119	1,899
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	272	525
Navios Maritime Holdings, Inc. (Marine)	272	318
Navistar International Corp.* (Machinery)	119	1,796
NBT Bancorp, Inc. (Banks)	102	2,891
NCI Building Systems, Inc.* (Building Products)	85	1,253
Nektar Therapeutics* (Pharmaceuticals)	289	4,532
Nelnet, Inc. - Class A (Consumer Finance)	51	2,137
Neogen Corp.* (Health Care Equipment & Supplies)	85	4,015
NeoGenomics, Inc.* (Life Sciences Tools & Services)	187	1,522
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	102	1,223
NETGEAR, Inc.* (Communications Equipment)	85	3,604
NetScout Systems, Inc.* (Communications Equipment)	85	1,892
Neurocrine Biosciences, Inc.* (Biotechnology)	170	7,749
NeuStar, Inc.* - Class A (IT Services)	119	2,795
New Jersey Resources Corp. (Gas Utilities)	187	6,672
New Media Investment Group, Inc. (Media)	102	1,637
New Residential Investment Corp. (Real Estate Investment Trusts)	408	4,937
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	153	1,652
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	272	1,414
New York REIT, Inc. (Real Estate Investment Trusts)	357	3,509
Newpark Resources, Inc.* (Energy Equipment & Services)	221	1,032
NewStar Financial, Inc.* (Diversified Financial Services)	85	818
Nexstar Broadcasting Group, Inc. - Class A (Media)	68	3,490
NIC, Inc. (Internet Software & Services)	153	2,710
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	119	878
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	153	962
Nobilis Health Corp.* (Health Care Providers & Services)	119	502
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	204	3,144
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	51	193
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	187	1,021
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	119	1,887
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	221	3,098
Northwest Biotherapeutics, Inc.* (Biotechnology)	136	190
Northwest Natural Gas Co. (Gas Utilities)	68	3,505
NorthWestern Corp. (Multi-Utilities)	102	5,798
Novatel Wireless, Inc.* (Communications Equipment)	187	286
Novavax, Inc.* (Biotechnology)	561	2,940
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	85	1,286
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	85	1,375

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nutrisystem, Inc. (Internet & Catalog Retail)	68	$1,497
NuVasive, Inc.* (Health Care Equipment & Supplies)	102	5,400
Nuvectra Corp.* (Health Care Equipment & Supplies)	17	143
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	153	2,466
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	306	2,965
Oclaro, Inc.* (Communications Equipment)	357	1,803
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	255	576
OFG Bancorp (Banks)	119	1,051
Oil States International, Inc.* (Energy Equipment & Services)	119	4,121
Old National Bancorp (Banks)	255	3,417
Old Second Bancorp, Inc. (Banks)	119	852
Olin Corp. (Chemicals)	170	3,704
OM Asset Management PLC (Capital Markets)	68	913
Omeros Corp.* (Pharmaceuticals)	85	1,126
Omnicell, Inc.* (Health Care Technology)	85	2,708
OMNOVA Solutions, Inc.* (Chemicals)	136	972
On Assignment, Inc.* (Professional Services)	119	4,291
Oncothyreon, Inc.* (Biotechnology)	306	398
ONE Gas, Inc. (Gas Utilities)	119	6,958
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	68	843
Ophthotech Corp.* (Biotechnology)	51	2,384
OPOWER, Inc.* (Internet Software & Services)	85	672
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	187	1,343
ORBCOMM, Inc.* (Diversified Telecommunication Services)	170	1,685
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	289	129
Organovo Holdings, Inc.* (Biotechnology)	255	694
Orion Marine Group, Inc.* (Construction & Engineering)	119	695
Oritani Financial Corp. (Thrifts & Mortgage Finance)	119	2,062
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	85	3,689
Otter Tail Corp. (Electric Utilities)	85	2,458
OvaScience, Inc.* (Biotechnology)	51	427
Owens & Minor, Inc. (Health Care Providers & Services)	136	4,949
P.H. Glatfelter Co. (Paper & Forest Products)	102	2,339
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	204	1,969
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	85	402
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	85	4,599
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	68	3,848
PAREXEL International Corp.* (Life Sciences Tools & Services)	119	7,272
Park Sterling Corp. (Banks)	153	1,117
Parker Drilling Co.* (Energy Equipment & Services)	357	1,092
Parkway Properties, Inc. (Real Estate Investment Trusts)	187	3,076
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	187	4,379
Party City Holdco, Inc.* (Specialty Retail)	68	974
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	119	2,499
Paycom Software, Inc.* (Software)	68	2,598
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	85	5,336
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	85	1,143
PDL BioPharma, Inc. (Biotechnology)	391	1,474
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	153	4,229
Pegasystems, Inc. (Software)	85	2,243
Pendrell Corp.* (Professional Services)	612	315
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	187	3,016
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	153	3,510
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	170	2,310
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	680	241
Perficient, Inc.* (IT Services)	85	1,775
Performance Sports Group, Ltd.* (Leisure Products)	119	441
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	170	128
PGT, Inc.* (Building Products)	119	1,246
PharMerica Corp.* (Health Care Providers & Services)	68	1,608
PHH Corp.* (Thrifts & Mortgage Finance)	119	1,527
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	170	1,799
Physicians Realty Trust (Real Estate Investment Trusts)	170	3,082
PICO Holdings, Inc.* (Diversified Financial Services)	68	675
Piedmont Natural Gas Co., Inc. (Gas Utilities)	170	10,166
Pier 1 Imports, Inc. (Specialty Retail)	204	1,406
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	136	1,501
Pinnacle Financial Partners, Inc. (Banks)	85	4,179
Pioneer Energy Services Corp.* (Energy Equipment & Services)	187	582
Plantronics, Inc. (Communications Equipment)	85	3,268
Plexus Corp.* (Electronic Equipment, Instruments & Components)	68	2,840

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Plug Power, Inc.* (Electrical Equipment)	493	$1,016
PNM Resources, Inc. (Electric Utilities)	170	5,386
Polycom, Inc.* (Communications Equipment)	306	3,657
PolyOne Corp. (Chemicals)	187	6,729
Pool Corp. (Distributors)	85	7,430
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	51	2,742
Portland General Electric Co. (Electric Utilities)	170	6,752
Portola Pharmaceuticals, Inc.* (Biotechnology)	102	2,424
Post Holdings, Inc.* (Food Products)	119	8,549
Potbelly Corp.* (Hotels, Restaurants & Leisure)	68	969
Potlatch Corp. (Real Estate Investment Trusts)	85	2,994
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	68	3,281
PowerSecure International, Inc.* (Electrical Equipment)	68	1,273
PRA Group, Inc.* (Consumer Finance)	102	3,385
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	85	1,049
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	119	6,756
Primerica, Inc. (Insurance)	102	5,055
Primoris Services Corp. (Construction & Engineering)	102	2,386
PrivateBancorp, Inc. (Banks)	170	7,074
Progenics Pharmaceuticals, Inc.* (Biotechnology)	204	1,083
Progress Software Corp.* (Software)	119	3,037
Proofpoint, Inc.* (Software)	85	4,952
PROS Holdings, Inc.* (Software)	68	800
Prosperity Bancshares, Inc. (Banks)	136	7,177
Prothena Corp. PLC* (Biotechnology)	68	2,937
Proto Labs, Inc.* (Machinery)	51	3,051
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	153	3,057
PTC Therapeutics, Inc.* (Biotechnology)	68	505
Qlik Technologies, Inc.* (Software)	187	5,758
QLogic Corp.* (Electronic Equipment, Instruments & Components)	204	2,670
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	51	2,469
Quad/Graphics, Inc. (Commercial Services & Supplies)	85	1,067
Quality Systems, Inc. (Health Care Technology)	119	1,676
Qualys, Inc.* (Software)	51	1,284
Quanex Building Products Corp. (Building Products)	85	1,601
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	663	305
Quidel Corp.* (Health Care Equipment & Supplies)	68	1,176
QuinStreet, Inc.* (Internet Software & Services)	136	479
Quotient Technology, Inc.* (Internet Software & Services)	153	1,778
Radian Group, Inc. (Thrifts & Mortgage Finance)	391	5,002
Radiant Logistics, Inc.* (Air Freight & Logistics)	102	402
Radius Health, Inc.* (Biotechnology)	68	2,421
RadNet, Inc.* (Health Care Providers & Services)	136	687
RAIT Financial Trust (Real Estate Investment Trusts)	221	672
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	255	2,963
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	187	3,312
Raptor Pharmaceutical Corp.* (Biotechnology)	187	918
Raven Industries, Inc. (Industrial Conglomerates)	85	1,368
Rayonier Advanced Materials, Inc. (Chemicals)	102	1,046
RBC Bearings, Inc.* (Machinery)	51	3,738
Real Industry, Inc.* (Metals & Mining)	85	751
RealNetworks, Inc.* (Internet Software & Services)	119	543
RealPage, Inc.* (Software)	119	2,617
Redwood Trust, Inc. (Real Estate Investment Trusts)	187	2,424
Regis Corp.* (Diversified Consumer Services)	102	1,394
Regulus Therapeutics, Inc.* (Biotechnology)	102	596
Relypsa, Inc.* (Pharmaceuticals)	68	1,231
Renasant Corp. (Banks)	68	2,335
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	119	1,157
Rent-A-Center, Inc. (Specialty Retail)	119	1,749
Rentech, Inc.* (Paper & Forest Products)	68	236
Repligen Corp.* (Biotechnology)	68	1,812
Resource Capital Corp. (Real Estate Investment Trusts)	85	1,010
Resources Connection, Inc. (Professional Services)	102	1,507
Restoration Hardware Holdings, Inc.* (Specialty Retail)	68	2,942
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	204	4,013
RetailMeNot, Inc.* (Internet Software & Services)	102	860
Retrophin, Inc.* (Biotechnology)	85	1,171
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	170	172
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	136	2,553
Rexnord Corp.* (Machinery)	221	4,817
Rigel Pharmaceuticals, Inc.* (Biotechnology)	289	818
RingCentral, Inc.* - Class A (Software)	119	2,271
RLI Corp. (Insurance)	85	5,285
RLJ Lodging Trust (Real Estate Investment Trusts)	272	5,731

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Roadrunner Transportation Systems, Inc.* (Road & Rail)	68	$804
Rocket Fuel, Inc.* (Internet Software & Services)	102	292
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	119	1,101
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	68	2,189
Rouse Properties, Inc. (Real Estate Investment Trusts)	102	1,884
Rovi Corp.* (Software)	204	3,594
RPX Corp.* (Professional Services)	136	1,507
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	119	3,643
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	170	678
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	187	823
Ruckus Wireless, Inc.* (Communications Equipment)	187	2,569
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	102	1,415
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	85	1,674
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	102	1,620
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	85	4,380
S&T Bancorp, Inc. (Banks)	85	2,182
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	136	2,868
Safe Bulkers, Inc. (Marine)	187	232
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	68	792
Saia, Inc.* (Road & Rail)	68	1,967
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	136	1,223
Sanderson Farms, Inc. (Food Products)	51	4,679
Sandy Spring Bancorp, Inc. (Banks)	68	1,944
Sangamo BioSciences, Inc.* (Biotechnology)	170	1,071
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	187	4,423
Sapiens International Corp. N.V. (Software)	85	1,001
Sarepta Therapeutics, Inc.* (Biotechnology)	102	1,447
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	68	2,766
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	68	1,402
Scholastic Corp. (Media)	68	2,474
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	68	2,339
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	136	1,795
Science Applications International Corp. (IT Services)	102	5,415
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	119	1,180
SciQuest, Inc.* (Internet Software & Services)	85	1,175
Scorpio Bulkers, Inc.* (Marine)	51	196
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	391	2,448
SeaChange International, Inc.* (Software)	119	444
Seacoast Banking Corp. of Florida* (Banks)	68	1,103
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	17	254
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	153	3,049
Select Comfort Corp.* (Specialty Retail)	119	2,937
Select Income REIT (Real Estate Investment Trusts)	136	3,148
Select Medical Holdings Corp. (Health Care Providers & Services)	238	3,184
Selective Insurance Group, Inc. (Insurance)	119	4,130
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	85	2,606
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	153	3,311
Senomyx, Inc.* (Chemicals)	170	417
Sensient Technologies Corp. (Chemicals)	102	6,861
Sequenom, Inc.* (Life Sciences Tools & Services)	357	457
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	68	377
ServiceSource International, Inc.* (IT Services)	187	754
ServisFirst Bancshares, Inc. (Banks)	51	2,513
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	187	36
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	136	3,902
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	136	2,063
ShoreTel, Inc.* (Communications Equipment)	187	1,144
Shutterfly, Inc.* (Internet & Catalog Retail)	85	3,909
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	102	646
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	136	609
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	85	3,978
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	102	1,489
Silver Spring Networks, Inc.* (Software)	102	1,433
Simmons First National Corp. - Class A (Banks)	68	3,176
Simpson Manufacturing Co., Inc. (Building Products)	102	3,835
Sinclair Broadcast Group, Inc. - Class A (Media)	136	4,363
Skullcandy, Inc.* (Household Durables)	102	348
SkyWest, Inc. (Airlines)	119	2,797
Smart & Final Stores, Inc.* (Food & Staples Retailing)	68	1,083

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Smith & Wesson Holding Corp.* (Leisure Products)	136	$2,970
Snyder’s-Lance, Inc. (Food Products)	153	4,891
Solazyme, Inc.* (Chemicals)	272	636
Sonic Automotive, Inc. - Class A (Specialty Retail)	85	1,595
Sonic Corp. (Hotels, Restaurants & Leisure)	119	4,090
Sonus Networks, Inc.* (Communications Equipment)	153	1,264
Sorrento Therapeutics, Inc.* (Biotechnology)	85	583
Sotheby’s - Class A (Diversified Consumer Services)	136	3,705
South Jersey Industries, Inc. (Gas Utilities)	153	4,270
South State Corp. (Banks)	51	3,569
Southside Bancshares, Inc. (Banks)	68	1,986
Southwest Gas Corp. (Gas Utilities)	102	6,621
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	68	7,222
SpartanNash Co. (Food & Staples Retailing)	85	2,355
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	187	1,326
Spire, Inc. (Gas Utilities)	85	5,437
STAAR Surgical Co.* (Health Care Equipment & Supplies)	119	917
STAG Industrial, Inc. (Real Estate Investment Trusts)	153	3,054
Stage Stores, Inc. (Specialty Retail)	85	626
State Bank Financial Corp. (Banks)	85	1,775
State National Cos., Inc. (Insurance)	102	1,151
Steelcase, Inc. - Class A (Commercial Services & Supplies)	187	2,854
Stein Mart, Inc. (Specialty Retail)	102	738
STERIS PLC (Health Care Equipment & Supplies)	119	8,410
Sterling Bancorp (Banks)	204	3,333
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	119	4,167
Stewart Information Services Corp. (Insurance)	51	1,776
Stifel Financial Corp.* (Capital Markets)	136	4,475
Stillwater Mining Co.* (Metals & Mining)	272	3,318
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	136	133
Stoneridge, Inc.* (Auto Components)	85	1,212
STORE Capital Corp. (Real Estate Investment Trusts)	85	2,182
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	119	2,912
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	68	733
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	204	2,326
Summit Materials, Inc.* - Class A (Construction Materials)	68	1,421
Sun Communities, Inc. (Real Estate Investment Trusts)	102	6,923
Sun Hydraulics Corp. (Machinery)	51	1,804
SunCoke Energy, Inc. (Metals & Mining)	153	1,137
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	442	5,662
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	85	2,287
Superior Industries International, Inc. (Auto Components)	68	1,776
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,459
SUPERVALU, Inc.* (Food & Staples Retailing)	561	2,822
Swift Transportation Co.* (Road & Rail)	187	3,108
Sykes Enterprises, Inc.* (IT Services)	85	2,478
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	85	6,081
Synchronoss Technologies, Inc.* (Software)	85	2,641
Synergy Pharmaceuticals, Inc.* (Biotechnology)	238	747
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	238	1,718
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	68	5,615
Synta Pharmaceuticals Corp.* (Biotechnology)	340	136
Syntel, Inc.* (IT Services)	68	2,892
Tailored Brands, Inc. (Specialty Retail)	102	1,777
Take-Two Interactive Software, Inc.* (Software)	187	6,392
TAL International Group, Inc. (Trading Companies & Distributors)	85	1,454
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	187	2,180
Talmer Bancorp, Inc. - Class A (Banks)	136	2,638
Tangoe, Inc.* (Software)	102	900
TASER International, Inc.* (Aerospace & Defense)	119	2,173
Taylor Morrison Home Corp.* - Class A (Household Durables)	85	1,224
Team Health Holdings, Inc.* (Health Care Providers & Services)	153	6,400
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	85	5,839
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	221	871
Teledyne Technologies, Inc.* (Aerospace & Defense)	68	6,321
Telenav, Inc.* (Software)	102	581
Teligent, Inc.* (Pharmaceuticals)	153	845
Tenneco, Inc.* (Auto Components)	119	6,344
Terreno Realty Corp. (Real Estate Investment Trusts)	102	2,323
TESARO, Inc.* (Biotechnology)	51	2,113
Tesco Corp. (Energy Equipment & Services)	119	1,126
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	119	3,418
Tetra Tech, Inc. (Commercial Services & Supplies)	136	3,998
TETRA Technologies, Inc.* (Energy Equipment & Services)	221	1,591
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	85	476

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Capital Bancshares, Inc.* (Banks)	102	$4,674
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	153	6,230
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	51	787
TG Therapeutics, Inc.* (Biotechnology)	85	774
The Advisory Board Co.* (Professional Services)	85	2,689
The Andersons, Inc. (Food & Staples Retailing)	68	2,279
The Bancorp, Inc.* (Banks)	102	578
The Brink’s Co. (Commercial Services & Supplies)	102	3,452
The Buckle, Inc. (Specialty Retail)	68	1,968
The Cato Corp. - Class A (Specialty Retail)	68	2,488
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	102	5,203
The E.W. Scripps Co.* - Class A (Media)	136	2,064
The Empire District Electric Co. (Electric Utilities)	102	3,434
The Ensign Group, Inc. (Health Care Providers & Services)	102	2,301
The Finish Line, Inc. - Class A (Specialty Retail)	102	2,015
The GEO Group, Inc. (Real Estate Investment Trusts)	153	4,901
The Greenbrier Cos., Inc. (Machinery)	68	2,039
The Hackett Group, Inc. (IT Services)	85	1,265
The KEYW Holding Corp.* (Aerospace & Defense)	102	703
The Medicines Co.* (Pharmaceuticals)	136	4,839
The New York Times Co. - Class A (Media)	306	3,923
The Rubicon Project, Inc.* (Software)	68	1,317
The Spectranetics Corp.* (Health Care Equipment & Supplies)	102	1,734
The St Joe Co.* (Real Estate Management & Development)	153	2,578
TherapeuticsMD, Inc.* (Pharmaceuticals)	306	2,525
Theravance Biopharma, Inc.* (Pharmaceuticals)	85	1,764
Thermon Group Holdings, Inc.* (Electrical Equipment)	85	1,593
Third Point Reinsurance, Ltd.* (Insurance)	187	2,128
Threshold Pharmaceuticals, Inc.* (Biotechnology)	221	97
Tidewater, Inc. (Energy Equipment & Services)	102	894
Tile Shop Holdings, Inc.* (Specialty Retail)	85	1,516
Time, Inc. (Media)	238	3,499
TimkenSteel Corp. (Metals & Mining)	85	1,083
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	119	658
Titan International, Inc. (Machinery)	119	789
TiVo, Inc.* (Software)	221	2,206
TowneBank (Banks)	119	2,499
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	136	148
TransEnterix, Inc.* (Health Care Equipment & Supplies)	204	306
Travelport Worldwide, Ltd. (IT Services)	238	3,320
Tredegar Corp. (Chemicals)	68	1,085
TreeHouse Foods, Inc.* (Food Products)	85	7,514
Trevena, Inc.* (Biotechnology)	119	927
Trex Co., Inc.* (Building Products)	68	3,227
TRI Pointe Group, Inc.* (Household Durables)	340	3,943
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	170	76
Tribune Publishing Co. (Media)	85	963
TriCo Bancshares (Banks)	68	1,831
TriMas Corp.* (Machinery)	102	1,846
TriNet Group, Inc.* (Professional Services)	102	1,695
Triple-S Management Corp.* (Health Care Providers & Services)	68	1,771
Tronox, Ltd. (Chemicals)	153	1,114
Trovagene, Inc.* (Biotechnology)	85	342
TrueBlue, Inc.* (Professional Services)	102	1,906
TrueCar, Inc.* (Internet Software & Services)	136	930
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	238	1,526
Trustmark Corp. (Banks)	153	3,750
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	153	998
Tuesday Morning Corp.* (Multiline Retail)	119	1,033
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	136	3,628
Tutor Perini Corp.* (Construction & Engineering)	85	1,345
Tyler Technologies, Inc.* (Software)	68	9,955
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	119	3,040
Ubiquiti Networks, Inc.* (Communications Equipment)	68	2,422
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	119	677
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	323	101
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	68	4,598
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	68	1,475
UMB Financial Corp. (Banks)	85	4,739
UMH Properties, Inc. (Real Estate Investment Trusts)	85	833
Umpqua Holdings Corp. (Banks)	459	7,266
Unilife Corp.* (Health Care Equipment & Supplies)	408	224
Union Bankshares Corp. (Banks)	102	2,694
Unisys Corp.* (IT Services)	119	917
Unit Corp.* (Energy Equipment & Services)	119	1,507
United Bankshares, Inc. (Banks)	153	5,920
United Community Banks, Inc. (Banks)	119	2,395
United Community Financial Corp. (Thrifts & Mortgage Finance)	170	1,010
United Development Funding IV+ (Real Estate Investment Trusts)	60	144

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	119	$1,545
United Natural Foods, Inc.* (Food & Staples Retailing)	102	3,638
Universal American Corp. (Health Care Providers & Services)	136	1,012
Universal Corp. (Tobacco)	51	2,782
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	85	4,956
Universal Insurance Holdings, Inc. (Insurance)	85	1,497
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	425	345
Urban Edge Properties (Real Estate Investment Trusts)	187	4,851
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	68	1,398
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	68	8,816
Valley National Bancorp (Banks)	493	4,664
Vanda Pharmaceuticals, Inc.* (Biotechnology)	119	1,059
VASCO Data Security International, Inc.* (Software)	68	1,178
Vector Group, Ltd. (Tobacco)	170	3,672
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	85	1,565
Verastem, Inc.* (Biotechnology)	119	196
Verint Systems, Inc.* (Software)	119	4,027
Versartis, Inc.* (Biotechnology)	68	616
ViaSat, Inc.* (Communications Equipment)	85	6,521
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	340	120
Virgin America, Inc.* (Airlines)	68	3,787
VirnetX Holding Corp.* (Software)	187	840
Virtusa Corp.* (IT Services)	68	2,417
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	306	3,721
Vitamin Shoppe, Inc.* (Specialty Retail)	68	1,861
VIVUS, Inc.* (Pharmaceuticals)	374	617
Vocera Communications, Inc.* (Health Care Technology)	85	996
Vonage Holdings Corp.* (Diversified Telecommunication Services)	442	2,064
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	136	328
Wabash National Corp.* (Machinery)	170	2,423
WageWorks, Inc.* (Professional Services)	85	4,579
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	68	1,499
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	85	616
Washington Federal, Inc. (Thrifts & Mortgage Finance)	204	4,956
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	153	4,387
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	85	1,192
Watts Water Technologies, Inc. - Class A (Machinery)	68	3,799
Web.com Group, Inc.* (Internet Software & Services)	102	2,039
WebMD Health Corp.* (Internet Software & Services)	85	5,332
Webster Financial Corp. (Banks)	187	6,852
Weight Watchers International, Inc.* (Diversified Consumer Services)	136	1,761
WellCare Health Plans, Inc.* (Health Care Providers & Services)	85	7,649
Werner Enterprises, Inc. (Road & Rail)	102	2,585
WesBanco, Inc. (Banks)	85	2,731
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	153	2,208
West Corp. (Commercial Services & Supplies)	119	2,550
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	153	10,895
Westamerica Bancorp (Banks)	51	2,485
Western Alliance Bancorp* (Banks)	170	6,219
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	102	1,017
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	153	4,094
WGL Holdings, Inc. (Gas Utilities)	102	6,925
Whitestone REIT (Real Estate Investment Trusts)	68	913
Wilshire Bancorp, Inc. (Banks)	170	1,831
Windstream Holdings, Inc. (Diversified Telecommunication Services)	255	2,213
Winnebago Industries, Inc. (Automobiles)	68	1,472
Wintrust Financial Corp. (Banks)	102	5,306
WisdomTree Investments, Inc. (Capital Markets)	238	2,592
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	221	4,189
Woodward, Inc. (Machinery)	136	7,372
World Wrestling Entertainment, Inc. - Class A (Media)	85	1,414
Worthington Industries, Inc. (Metals & Mining)	102	3,850
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	85	1,596
WSFS Financial Corp. (Thrifts & Mortgage Finance)	68	2,322
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	153	903
Xencor, Inc.* (Biotechnology)	68	833
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	238	3,660
XenoPort, Inc.* (Pharmaceuticals)	187	823
XO Group, Inc.* (Internet Software & Services)	85	1,501
XOMA Corp.* (Biotechnology)	272	223
XPO Logistics, Inc.* (Air Freight & Logistics)	153	4,612
Xura, Inc.* (Software)	68	1,523
Yadkin Financial Corp. (Banks)	68	1,701
YRC Worldwide, Inc.* (Road & Rail)	102	938

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ZAGG, Inc.* (Household Durables)	102	$817
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	119	3,558
Zendesk, Inc.* (Software)	119	2,689
ZIOPHARM Oncology, Inc.* (Biotechnology)	153	1,203
Zix Corp.* (Software)	306	1,141
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	68	2,549
Zogenix, Inc.* (Pharmaceuticals)	68	697
Zumiez, Inc.* (Specialty Retail)	136	2,282
TOTAL COMMON STOCKS (Cost $2,275,546)		3,114,292

Contingent Rights (0.1%)
Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	4,947	—
Dyax Corp. *+^(b) (Biotechnology)	198	220
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	2,910	7,333
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,553

	Principal Amount	Value
Repurchase Agreements(d)(e)(50.7%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $5,033,089	$5,033,000	$5,033,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,033,000)		5,033,000

TOTAL INVESTMENT SECURITIES (Cost $7,315,879) - 82.2%		8,154,845
Net other assets (liabilities) - 17.8%		1,763,015

NET ASSETS - 100.0%		$9,917,860

†	Number of shares is less than 0.50
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2016, these securities represented 0.078% of the net assets of the fund.
*	Non-income producing security
^	The advisor has deemed these securities to be illiquid. As of April 30, 2016, these securities represented 0.078% of the net assets of the Fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $192,000.

(e)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	11	6/20/16	$1,239,480	$64,112

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	5/27/16	0.15%	$3,679,057	$(75,578)
Russell 2000 Index	UBS AG	5/27/16	0.25%	1,928,719	(11,177)
				$5,607,776	$(86,755)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$45,047	0.5%
Air Freight & Logistics	16,929	0.2%
Airlines	11,590	0.1%
Auto Components	33,391	0.3%
Automobiles	1,472	NM
Banks	282,270	2.9%
Beverages	364	NM
Biotechnology	138,579	1.4%
Building Products	29,830	0.3%
Capital Markets	33,742	0.3%
Chemicals	57,486	0.6%
Commercial Services & Supplies	69,399	0.7%
Communications Equipment	55,012	0.6%
Construction & Engineering	28,603	0.3%
Construction Materials	4,823	NM
Consumer Finance	16,683	0.2%
Containers & Packaging	11,849	0.1%
Distributors	11,595	0.1%
Diversified Consumer Services	34,599	0.3%
Diversified Financial Services	15,298	0.2%
Diversified Telecommunication Services	25,128	0.3%
Electric Utilities	39,251	0.4%
Electrical Equipment	19,999	0.2%
Electronic Equipment, Instruments & Components	90,818	0.9%
Energy Equipment & Services	32,165	0.3%
Food & Staples Retailing	21,696	0.2%
Food Products	46,575	0.5%
Gas Utilities	50,553	0.5%
Health Care Equipment & Supplies	110,504	1.1%
Health Care Providers & Services	82,373	0.8%
Health Care Technology	15,984	0.2%
Hotels, Restaurants & Leisure	93,433	0.9%
Household Durables	34,286	0.3%
Household Products	4,631	NM
Independent Power and Renewable Electricity Producers	18,359	0.2%
Industrial Conglomerates	1,368	NM
Insurance	63,678	0.6%
Internet & Catalog Retail	13,421	0.1%
Internet Software & Services	73,956	0.7%
IT Services	83,438	0.8%
Leisure Products	7,176	0.1%
Life Sciences Tools & Services	18,628	0.2%
Machinery	87,124	0.9%
Marine	5,003	0.1%
Media	57,418	0.6%
Metals & Mining	33,102	0.3%
Multiline Retail	7,987	0.1%
Multi-Utilities	17,427	0.2%
Oil, Gas & Consumable Fuels	63,159	0.6%
Paper & Forest Products	14,861	0.1%
Personal Products	870	NM
Pharmaceuticals	58,092	0.6%
Professional Services	42,579	0.4%
Real Estate Investment Trusts	329,907	3.4%
Real Estate Management & Development	12,264	0.1%
Road & Rail	18,422	0.2%
Semiconductors & Semiconductor Equipment	117,004	1.2%
Software	154,799	1.6%
Specialty Retail	94,920	1.0%
Technology Hardware, Storage & Peripherals	19,330	0.2%
Textiles, Apparel & Luxury Goods	26,547	0.3%
Thrifts & Mortgage Finance	64,579	0.7%
Tobacco	6,454	0.1%
Trading Companies & Distributors	22,791	0.2%
Transportation Infrastructure	2,208	NM
Water Utilities	6,867	0.1%
Wireless Telecommunication Services	12,150	0.1%
Other **	6,796,015	68.5%
Total	$9,917,860	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (37.3%)
Activision Blizzard, Inc. (Software)	4,050	$139,604
Adobe Systems, Inc.* (Software)	2,754	259,482
Akamai Technologies, Inc.* (Internet Software & Services)	972	49,562
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,242	172,986
Alphabet, Inc.* - Class A (Internet Software & Services)	1,620	1,146,766
Alphabet, Inc.* - Class C (Internet Software & Services)	1,917	1,328,499
Amazon.com, Inc.* (Internet & Catalog Retail)	2,592	1,709,658
American Airlines Group, Inc. (Airlines)	3,321	115,206
Amgen, Inc. (Biotechnology)	4,158	658,211
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,701	95,800
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,618	2,870,131
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,237	127,671
Autodesk, Inc.* (Software)	1,242	74,296
Automatic Data Processing, Inc. (IT Services)	2,538	224,461
Baidu, Inc.*ADR (Internet Software & Services)	1,485	288,536
Bed Bath & Beyond, Inc. (Specialty Retail)	891	42,073
Biogen, Inc.* (Biotechnology)	1,215	334,113
BioMarin Pharmaceutical, Inc.* (Biotechnology)	891	75,450
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,160	314,820
CA, Inc. (Software)	2,295	68,070
Celgene Corp.* (Biotechnology)	4,320	446,731
Cerner Corp.* (Health Care Technology)	1,890	106,105
Charter Communications, Inc.* - Class A (Media)	621	131,801
Check Point Software Technologies, Ltd.* (Software)	999	82,787
Cisco Systems, Inc. (Communications Equipment)	27,783	763,755
Citrix Systems, Inc.* (Software)	837	68,500
Cognizant Technology Solutions Corp.* (IT Services)	3,375	196,999
Comcast Corp. - Class A (Media)	13,419	815,339
Costco Wholesale Corp. (Food & Staples Retailing)	2,430	359,956
CSX Corp. (Road & Rail)	5,319	145,050
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	1,890	82,423
Discovery Communications, Inc.* - Class A (Media)	837	22,858
Discovery Communications, Inc.* - Class C (Media)	1,404	37,599
DISH Network Corp.* - Class A (Media)	1,242	61,218
Dollar Tree, Inc.* (Multiline Retail)	1,296	103,304
eBay, Inc.* (Internet Software & Services)	6,507	158,966
Electronic Arts, Inc.* (Software)	1,701	105,207
Endo International PLC* (Pharmaceuticals)	1,215	32,805
Expedia, Inc. (Internet & Catalog Retail)	756	87,522
Express Scripts Holding Co.* (Health Care Providers & Services)	3,699	272,727
Facebook, Inc.* - Class A (Internet Software & Services)	12,663	1,488,915
Fastenal Co. (Trading Companies & Distributors)	1,593	74,536
Fiserv, Inc.* (IT Services)	1,242	121,368
Gilead Sciences, Inc. (Biotechnology)	7,533	664,485
Henry Schein, Inc.* (Health Care Providers & Services)	459	77,433
Illumina, Inc.* (Life Sciences Tools & Services)	810	109,342
Incyte Corp.* (Biotechnology)	1,026	74,149
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,082	789,764
Intuit, Inc. (Software)	1,431	144,374
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	216	135,294
JD.com, Inc.*ADR (Internet & Catalog Retail)	4,806	122,841
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	864	66,010
Liberty Braves Group* - Class A (Media)	54	845
Liberty Braves Group* - Class C (Media)	108	1,611
Liberty Global PLC* - Class A (Media)	1,404	52,973
Liberty Global PLC* - Class C (Media)	3,213	117,596
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,538	66,496
Liberty Media Group-A* - Class A (Media)	135	2,471
Liberty Media Group-C* - Class C (Media)	297	5,346
Liberty Ventures* (Internet & Catalog Retail)	756	30,240
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,323	58,847
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,404	98,406
Mattel, Inc. (Leisure Products)	1,890	58,760
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,593	56,902
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,724	61,533
Microsoft Corp. (Software)	43,659	2,177,274
Mondelez International, Inc. - Class A (Food Products)	8,667	372,334
Monster Beverage Corp.* (Beverages)	1,107	159,652
Mylan N.V.* (Pharmaceuticals)	2,700	112,617
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,620	38,297
Netease.com, Inc.ADR (Internet Software & Services)	405	56,984
Netflix, Inc.* (Internet & Catalog Retail)	2,376	213,911
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,242	60,721
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,970	105,524
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	1,917	163,482
O’Reilly Automotive, Inc.* (Specialty Retail)	540	141,848

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PACCAR, Inc. (Machinery)	1,944	$114,521
Paychex, Inc. (IT Services)	1,998	104,136
PayPal Holdings, Inc.* (IT Services)	6,750	264,464
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,262	417,397
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	567	213,595
Ross Stores, Inc. (Specialty Retail)	2,241	127,244
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	702	72,334
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,647	35,855
Sirius XM Holdings, Inc.* (Media)	28,134	111,129
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,053	70,361
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,154	458,500
Stericycle, Inc.* (Commercial Services & Supplies)	459	43,862
Symantec Corp. (Software)	3,591	59,772
Tesla Motors, Inc.* (Automobiles)	729	175,514
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,562	317,256
The Kraft Heinz Co. (Food Products)	6,696	522,757
The Priceline Group, Inc.* (Internet & Catalog Retail)	270	362,788
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,509	177,114
Tractor Supply Co. (Specialty Retail)	729	69,007
TripAdvisor, Inc.* (Internet & Catalog Retail)	729	47,086
Twenty-First Century Fox, Inc. - Class A (Media)	6,183	187,098
Twenty-First Century Fox, Inc. - Class B (Media)	4,401	132,558
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	351	73,106
Verisk Analytics, Inc.* - Class A (Professional Services)	918	71,218
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,350	113,859
Viacom, Inc. - Class B (Media)	1,917	78,405
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,133	69,834
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,967	473,063
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,296	52,961
Whole Foods Market, Inc. (Food & Staples Retailing)	1,782	51,821
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,404	60,484
Yahoo!, Inc.* (Internet Software & Services)	5,238	191,711
TOTAL COMMON STOCKS (Cost $12,199,527)		27,581,038

	Principal Amount	Value
Repurchase Agreements(a)(b)(67.9%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $50,116,883	$50,116,000	$50,116,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,116,000)		50,116,000

TOTAL INVESTMENT SECURITIES (Cost $62,315,527) - 105.2%		77,697,038
Net other assets (liabilities) - (5.2)%		(3,851,358)

NET ASSETS - 100.0%		$73,845,680

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $6,418,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	82	6/20/16	$7,102,840	$74,221

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	5/27/16	0.60%	$13,061,119	$(279,322)
NASDAQ-100 Index	UBS AG	5/27/16	0.70%	26,076,680	(451,522)
				$39,137,799	$(730,844)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Airlines	$115,205	0.2%
Automobiles	175,514	0.2%
Beverages	159,652	0.2%
Biotechnology	2,753,580	3.7%
Commercial Services & Supplies	43,862	0.1%
Communications Equipment	763,755	1.0%
Diversified Telecommunication Services	72,334	0.1%
Food & Staples Retailing	884,840	1.2%
Food Products	895,091	1.2%
Health Care Equipment & Supplies	135,294	0.2%
Health Care Providers & Services	350,161	0.5%
Health Care Technology	106,105	0.1%
Hotels, Restaurants & Leisure	617,627	0.8%
Internet & Catalog Retail	2,722,965	3.7%
Internet Software & Services	4,709,939	6.4%
IT Services	911,428	1.2%
Leisure Products	58,760	0.1%
Life Sciences Tools & Services	109,342	0.1%
Machinery	114,521	0.2%
Media	1,758,847	2.4%
Multiline Retail	103,304	0.1%
Pharmaceuticals	145,422	0.2%
Professional Services	71,218	0.1%
Road & Rail	145,049	0.2%
Semiconductors & Semiconductor Equipment	2,705,851	3.7%
Software	3,179,366	4.3%
Specialty Retail	453,278	0.6%
Technology Hardware, Storage & Peripherals	2,997,244	4.1%
Trading Companies & Distributors	74,536	0.1%
Wireless Telecommunication Services	246,948	0.3%
Other **	46,264,642	62.7%
Total	$73,845,680	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (100.0%)
3M Co. (Industrial Conglomerates)	616	$103,106
Abbott Laboratories (Health Care Equipment & Supplies)	2,024	78,734
AbbVie, Inc. (Biotechnology)	1,672	101,992
Affiliated Managers Group, Inc.* (Capital Markets)	88	14,988
Aflac, Inc. (Insurance)	968	66,763
Agilent Technologies, Inc. (Life Sciences Tools & Services)	528	21,606
AGL Resources, Inc. (Gas Utilities)	88	5,796
Air Products & Chemicals, Inc. (Chemicals)	264	38,515
Alcoa, Inc. (Metals & Mining)	3,080	34,404
Ameren Corp. (Multi-Utilities)	616	29,568
American Airlines Group, Inc. (Airlines)	1,408	48,844
American Electric Power Co., Inc. (Electric Utilities)	1,144	72,644
American Express Co. (Consumer Finance)	1,936	126,673
American International Group, Inc. (Insurance)	2,728	152,277
American Water Works Co., Inc. (Water Utilities)	176	12,806
Ameriprise Financial, Inc. (Capital Markets)	176	16,878
Amgen, Inc. (Biotechnology)	528	83,582
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	704	37,143
Anthem, Inc. (Health Care Providers & Services)	616	86,714
Aon PLC (Insurance)	264	27,752
Apache Corp. (Oil, Gas & Consumable Fuels)	528	28,723
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	176	7,051
Archer-Daniels-Midland Co. (Food Products)	1,408	56,236
Assurant, Inc. (Insurance)	88	7,442
AT&T, Inc. (Diversified Telecommunication Services)	14,520	563,666
Autodesk, Inc.* (Software)	176	10,528
Automatic Data Processing, Inc. (IT Services)	440	38,914
AutoNation, Inc.* (Specialty Retail)	176	8,914
Baker Hughes, Inc. (Energy Equipment & Services)	1,056	51,068
Ball Corp. (Containers & Packaging)	176	12,563
Bank of America Corp. (Banks)	24,376	354,915
Baxalta, Inc. (Biotechnology)	528	22,150
Baxter International, Inc. (Health Care Equipment & Supplies)	1,320	58,370
BB&T Corp. (Banks)	1,848	65,382
Bed Bath & Beyond, Inc. (Specialty Retail)	352	16,621
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,400	640,112
Best Buy Co., Inc. (Specialty Retail)	704	22,585
BlackRock, Inc. (Capital Markets)	88	31,357
BorgWarner, Inc. (Auto Components)	528	18,966
Boston Properties, Inc. (Real Estate Investment Trusts)	88	11,340
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,584	114,333
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	176	12,491
CA, Inc. (Software)	704	20,881
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	616	14,414
California Resources Corp. (Oil, Gas & Consumable Fuels)	66	145
Capital One Financial Corp. (Consumer Finance)	1,232	89,184
Cardinal Health, Inc. (Health Care Providers & Services)	792	62,140
CarMax, Inc.* (Specialty Retail)	176	9,319
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,056	51,797
Caterpillar, Inc. (Machinery)	1,408	109,429
CBS Corp. - Class B (Media)	440	24,600
CenterPoint Energy, Inc. (Multi-Utilities)	1,056	22,651
CenturyLink, Inc. (Diversified Telecommunication Services)	1,320	40,854
CF Industries Holdings, Inc. (Chemicals)	528	17,461
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,232	8,464
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,400	449,593
Chubb, Ltd. (Insurance)	1,056	124,460
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	88	9,581
Cincinnati Financial Corp. (Insurance)	176	11,618
Cisco Systems, Inc. (Communications Equipment)	7,040	193,530
Citigroup, Inc. (Banks)	6,952	321,739
Citizens Financial Group, Inc. (Banks)	968	22,119
CME Group, Inc. (Diversified Financial Services)	352	32,352
CMS Energy Corp. (Multi-Utilities)	616	25,059
Coach, Inc. (Textiles, Apparel & Luxury Goods)	616	24,806
Coca-Cola Enterprises, Inc. (Beverages)	176	9,236
Colgate-Palmolive Co. (Household Products)	968	68,651
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	968	24,800
Comcast Corp. - Class A (Media)	2,112	128,325
Comerica, Inc. (Banks)	440	19,536
ConAgra Foods, Inc. (Food Products)	440	19,606
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	88	10,223
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,904	138,783
Consolidated Edison, Inc. (Multi-Utilities)	704	52,518
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,640	49,289
Costco Wholesale Corp. (Food & Staples Retailing)	616	91,248
CSRA, Inc. (IT Services)	176	4,569
CSX Corp. (Road & Rail)	2,288	62,394
Cummins, Inc. (Machinery)	352	41,195
CVS Health Corp. (Food & Staples Retailing)	1,408	141,504

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Danaher Corp. (Industrial Conglomerates)	440	$42,570
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	264	16,434
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	88	6,503
Deere & Co. (Machinery)	704	59,213
Delta Air Lines, Inc. (Airlines)	1,848	77,005
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	264	15,734
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	616	21,363
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	176	4,270
Discover Financial Services (Consumer Finance)	968	54,469
Dollar General Corp. (Multiline Retail)	352	28,832
Dominion Resources, Inc. (Multi-Utilities)	792	56,604
Dover Corp. (Machinery)	352	23,126
DTE Energy Co. (Multi-Utilities)	440	39,230
Duke Energy Corp. (Electric Utilities)	1,584	124,788
E.I. du Pont de Nemours & Co. (Chemicals)	1,144	75,401
Eastman Chemical Co. (Chemicals)	352	26,886
Eaton Corp. PLC (Electrical Equipment)	1,056	66,813
Edison International (Electric Utilities)	792	56,002
Eli Lilly & Co. (Pharmaceuticals)	880	66,466
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,576	119,479
Emerson Electric Co. (Electrical Equipment)	1,496	81,726
Endo International PLC* (Pharmaceuticals)	352	9,504
Entergy Corp. (Electric Utilities)	440	33,079
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	616	50,894
EQT Corp. (Oil, Gas & Consumable Fuels)	352	24,675
Eversource Energy (Electric Utilities)	792	44,700
Exelon Corp. (Electric Utilities)	2,200	77,198
Expeditors International of Washington, Inc. (Air Freight & Logistics)	176	8,731
Express Scripts Holding Co.* (Health Care Providers & Services)	1,584	116,788
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,768	863,492
F5 Networks, Inc.* (Communications Equipment)	88	9,218
Fastenal Co. (Trading Companies & Distributors)	264	12,353
Federal Realty Investment Trust (Real Estate Investment Trusts)	88	13,383
FedEx Corp. (Air Freight & Logistics)	616	101,708
Fidelity National Information Services, Inc. (IT Services)	264	17,371
Fifth Third Bancorp (Banks)	1,848	33,837
First Horizon National Corp. (Banks)	1	12
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	176	9,828
FirstEnergy Corp. (Electric Utilities)	968	31,547
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	176	5,317
Flowserve Corp. (Machinery)	264	12,886
Fluor Corp. (Construction & Engineering)	352	19,241
FMC Corp. (Chemicals)	352	15,228
FMC Technologies, Inc.* (Energy Equipment & Services)	528	16,099
Foot Locker, Inc. (Specialty Retail)	88	5,407
Ford Motor Co. (Automobiles)	9,240	125,295
Franklin Resources, Inc. (Capital Markets)	880	32,859
Freeport-McMoRan, Inc. (Metals & Mining)	2,992	41,888
Frontier Communications Corp. (Diversified Telecommunication Services)	2,728	15,168
Garmin, Ltd. (Household Durables)	264	11,254
General Dynamics Corp. (Aerospace & Defense)	352	49,463
General Electric Co. (Industrial Conglomerates)	9,944	305,778
General Growth Properties, Inc. (Real Estate Investment Trusts)	528	14,800
General Mills, Inc. (Food Products)	528	32,388
General Motors Co. (Automobiles)	3,344	106,339
Genuine Parts Co. (Distributors)	352	33,781
H & R Block, Inc. (Diversified Consumer Services)	176	3,562
Halliburton Co. (Energy Equipment & Services)	2,024	83,611
Harley-Davidson, Inc. (Automobiles)	440	21,045
Harman International Industries, Inc. (Household Durables)	88	6,755
Harris Corp. (Communications Equipment)	88	7,041
Hartford Financial Services Group, Inc. (Insurance)	968	42,960
HCA Holdings, Inc.* (Health Care Providers & Services)	440	35,473
HCP, Inc. (Real Estate Investment Trusts)	1,056	35,724
Helmerich & Payne, Inc. (Energy Equipment & Services)	264	17,456
Henry Schein, Inc.* (Health Care Providers & Services)	88	14,846
Hess Corp. (Oil, Gas & Consumable Fuels)	616	36,726
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,760	29,322
Honeywell International, Inc. (Aerospace & Defense)	880	100,558
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	880	13,922
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,048	49,669
Humana, Inc. (Health Care Providers & Services)	176	31,164
Huntington Bancshares, Inc. (Banks)	968	9,738
Illinois Tool Works, Inc. (Machinery)	352	36,791
Ingersoll-Rand PLC (Machinery)	616	40,373
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,600	199,849
International Business Machines Corp. (IT Services)	1,232	179,797
International Paper Co. (Containers & Packaging)	968	41,885
Invesco, Ltd. (Capital Markets)	968	30,018

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Iron Mountain, Inc. (Real Estate Investment Trusts)	264	$9,644
J.B. Hunt Transport Services, Inc. (Road & Rail)	88	7,293
Jacobs Engineering Group, Inc.* (Construction & Engineering)	264	11,769
Johnson & Johnson (Pharmaceuticals)	3,344	374,795
Johnson Controls, Inc. (Auto Components)	1,496	61,935
JPMorgan Chase & Co. (Banks)	8,624	545,037
Kansas City Southern (Road & Rail)	264	25,014
Kellogg Co. (Food Products)	264	20,278
KeyCorp (Banks)	1,936	23,793
Kimberly-Clark Corp. (Household Products)	352	44,067
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,312	76,581
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	176	12,309
Kohl’s Corp. (Multiline Retail)	440	19,492
L-3 Communications Holdings, Inc. (Aerospace & Defense)	176	23,149
Legg Mason, Inc. (Capital Markets)	264	8,477
Leggett & Platt, Inc. (Household Durables)	88	4,338
Leucadia National Corp. (Diversified Financial Services)	792	13,211
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	440	22,994
Lincoln National Corp. (Insurance)	528	22,942
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	264	11,743
Lockheed Martin Corp. (Aerospace & Defense)	264	61,348
Loews Corp. (Insurance)	616	24,443
LyondellBasell Industries N.V. - Class A (Chemicals)	352	29,100
M&T Bank Corp. (Banks)	352	41,649
Macy’s, Inc. (Multiline Retail)	704	27,871
Mallinckrodt PLC* (Pharmaceuticals)	264	16,505
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,024	28,518
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,232	48,147
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	177	12,381
Marsh & McLennan Cos., Inc. (Insurance)	616	38,900
Mattel, Inc. (Leisure Products)	792	24,623
McCormick & Co., Inc. (Food Products)	88	8,253
McDonald’s Corp. (Hotels, Restaurants & Leisure)	704	89,050
McKesson Corp. (Health Care Providers & Services)	528	88,609
Mead Johnson Nutrition Co. - Class A (Food Products)	176	15,338
Medtronic PLC (Health Care Equipment & Supplies)	1,496	118,409
Merck & Co., Inc. (Pharmaceuticals)	6,512	357,118
MetLife, Inc. (Insurance)	2,552	115,095
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	176	9,092
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,232	13,244
Molson Coors Brewing Co. - Class B (Beverages)	176	16,831
Monsanto Co. (Chemicals)	528	49,463
Morgan Stanley (Capital Markets)	1,936	52,388
Motorola Solutions, Inc. (Communications Equipment)	176	13,233
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	352	12,580
Mylan N.V.* (Pharmaceuticals)	528	22,023
National Oilwell Varco, Inc. (Energy Equipment & Services)	880	31,715
Navient Corp. (Consumer Finance)	792	10,827
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	704	16,643
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	176	6,380
Newmont Mining Corp. (Metals & Mining)	1,232	43,082
News Corp. - Class A (Media)	880	10,930
News Corp. - Class B (Media)	264	3,421
NextEra Energy, Inc. (Electric Utilities)	1,056	124,164
Nielsen Holdings PLC (Professional Services)	264	13,765
NiSource, Inc. (Multi-Utilities)	792	17,986
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	968	34,954
Nordstrom, Inc. (Multiline Retail)	264	13,498
Norfolk Southern Corp. (Road & Rail)	704	63,437
Northern Trust Corp. (Capital Markets)	176	12,510
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	704	10,630
Nucor Corp. (Metals & Mining)	792	39,426
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,056	80,942
Omnicom Group, Inc. (Media)	264	21,904
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	528	19,087
Oracle Corp. (Software)	3,696	147,322
Owens-Illinois, Inc.* (Containers & Packaging)	352	6,498
PACCAR, Inc. (Machinery)	792	46,657
Parker-Hannifin Corp. (Machinery)	352	40,839
Patterson Cos., Inc. (Health Care Providers & Services)	88	3,815
Pentair PLC (Machinery)	176	10,222
People’s United Financial, Inc. (Banks)	704	10,912
PepsiCo, Inc. (Beverages)	1,496	154,028
Perrigo Co. PLC (Pharmaceuticals)	176	17,014
Pfizer, Inc. (Pharmaceuticals)	6,864	224,521
PG&E Corp. (Electric Utilities)	1,144	66,581
Philip Morris International, Inc. (Tobacco)	1,672	164,057
Phillips 66 (Oil, Gas & Consumable Fuels)	1,144	93,935
Pinnacle West Capital Corp. (Electric Utilities)	264	19,180
Pitney Bowes, Inc. (Commercial Services & Supplies)	440	9,227
PNC Financial Services Group, Inc. (Banks)	1,144	100,420

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PPG Industries, Inc. (Chemicals)	264	$29,143
PPL Corp. (Electric Utilities)	1,584	59,622
Praxair, Inc. (Chemicals)	352	41,346
Principal Financial Group, Inc. (Insurance)	616	26,291
Prudential Financial, Inc. (Insurance)	1,056	81,988
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,232	56,833
PulteGroup, Inc. (Household Durables)	792	14,565
PVH Corp. (Textiles, Apparel & Luxury Goods)	176	16,826
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,520	177,831
Quanta Services, Inc.* (Construction & Engineering)	352	8,349
Quest Diagnostics, Inc. (Health Care Providers & Services)	352	26,460
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	176	16,405
Range Resources Corp. (Oil, Gas & Consumable Fuels)	440	19,408
Raytheon Co. (Aerospace & Defense)	352	44,475
Realty Income Corp. (Real Estate Investment Trusts)	176	10,419
Regions Financial Corp. (Banks)	3,080	28,890
Republic Services, Inc. (Commercial Services & Supplies)	264	12,426
Robert Half International, Inc. (Professional Services)	176	6,743
Rockwell Automation, Inc. (Electrical Equipment)	176	19,971
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	176	13,622
Ryder System, Inc. (Road & Rail)	88	6,065
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	264	19,834
SCANA Corp. (Multi-Utilities)	352	24,179
Schlumberger, Ltd. (Energy Equipment & Services)	3,256	261,587
Scripps Networks Interactive, Inc. - Class A (Media)	88	5,487
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	704	15,326
Sealed Air Corp. (Containers & Packaging)	176	8,335
Sempra Energy (Multi-Utilities)	528	54,569
Simon Property Group, Inc. (Real Estate Investment Trusts)	264	53,109
SL Green Realty Corp. (Real Estate Investment Trusts)	176	18,494
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	880	11,818
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,584	49,532
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	352	26,822
Staples, Inc. (Specialty Retail)	1,496	15,259
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	176	14,411
State Street Corp. (Capital Markets)	968	60,306
Stryker Corp. (Health Care Equipment & Supplies)	264	28,779
SunTrust Banks, Inc. (Banks)	1,232	51,424
Symantec Corp. (Software)	1,496	24,901
Synchrony Financial* (Consumer Finance)	1,144	34,972
Sysco Corp. (Food & Staples Retailing)	1,232	56,758
T. Rowe Price Group, Inc. (Capital Markets)	176	13,251
Target Corp. (Multiline Retail)	1,408	111,937
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	528	31,405
TECO Energy, Inc. (Multi-Utilities)	264	7,331
TEGNA, Inc. (Media)	264	6,167
Teradata Corp.* (IT Services)	176	4,453
Tesoro Corp. (Oil, Gas & Consumable Fuels)	176	14,025
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	880	50,195
Textron, Inc. (Aerospace & Defense)	616	23,827
The ADT Corp. (Commercial Services & Supplies)	176	7,388
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,584	17,678
The Allstate Corp. (Insurance)	880	57,244
The Bank of New York Mellon Corp. (Capital Markets)	2,552	102,693
The Coca-Cola Co. (Beverages)	4,400	197,121
The Dow Chemical Co. (Chemicals)	2,640	138,890
The Gap, Inc. (Specialty Retail)	528	12,239
The Goldman Sachs Group, Inc. (Capital Markets)	968	158,859
The Goodyear Tire & Rubber Co. (Auto Components)	352	10,197
The Hershey Co. (Food Products)	176	16,387
The Interpublic Group of Cos., Inc. (Media)	352	8,075
The JM Smucker Co. - Class A (Food Products)	88	11,174
The Kraft Heinz Co. (Food Products)	1,408	109,923
The Kroger Co. (Food & Staples Retailing)	1,232	43,600
The Macerich Co. (Real Estate Investment Trusts)	176	13,390
The Mosaic Co. (Chemicals)	792	22,168
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	88	5,430
The Procter & Gamble Co. (Household Products)	6,248	500,589
The Progressive Corp. (Insurance)	704	22,950
The Southern Co. (Electric Utilities)	2,112	105,811
The Travelers Cos., Inc. (Insurance)	704	77,370
The Western Union Co. (IT Services)	528	10,560
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,056	20,476
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	352	50,776
Tiffany & Co. (Specialty Retail)	264	18,837
Time Warner, Inc. (Media)	1,848	138,859
Torchmark Corp. (Insurance)	88	5,094
Transocean, Ltd. (Energy Equipment & Services)	792	8,775

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Twenty-First Century Fox, Inc. - Class A (Media)	1,232	$37,280
Twenty-First Century Fox, Inc. - Class B (Media)	440	13,253
Tyco International PLC (Commercial Services & Supplies)	528	20,339
Tyson Foods, Inc. - Class A (Food Products)	704	46,337
U.S. Bancorp (Banks)	3,872	165,296
Union Pacific Corp. (Road & Rail)	1,232	107,468
United Continental Holdings, Inc.* (Airlines)	880	40,313
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	792	83,215
United Rentals, Inc.* (Trading Companies & Distributors)	88	5,890
United Technologies Corp. (Aerospace & Defense)	1,848	192,877
UnitedHealth Group, Inc. (Health Care Providers & Services)	968	127,467
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	88	11,764
Unum Group (Insurance)	528	18,063
Urban Outfitters, Inc.* (Specialty Retail)	176	5,336
V.F. Corp. (Textiles, Apparel & Luxury Goods)	352	22,194
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,144	67,347
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	88	7,144
Ventas, Inc. (Real Estate Investment Trusts)	440	27,333
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,808	295,860
Vertex Pharmaceuticals, Inc.* (Biotechnology)	264	22,266
Viacom, Inc. - Class B (Media)	792	32,393
Vornado Realty Trust (Real Estate Investment Trusts)	176	16,848
W.W. Grainger, Inc. (Trading Companies & Distributors)	88	20,637
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	880	69,766
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,696	247,152
Waste Management, Inc. (Commercial Services & Supplies)	440	25,868
WEC Energy Group, Inc. (Multi-Utilities)	704	40,980
Wells Fargo & Co. (Banks)	10,912	545,381
Welltower, Inc. (Real Estate Investment Trusts)	352	24,436
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	528	21,577
WestRock Co. (Containers & Packaging)	616	25,780
Weyerhaeuser Co. (Real Estate Investment Trusts)	968	31,092
Whirlpool Corp. (Household Durables)	176	30,648
Whole Foods Market, Inc. (Food & Staples Retailing)	792	23,031
Willis Towers Watson PLC (Insurance)	88	10,991
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	88	7,770
Xcel Energy, Inc. (Electric Utilities)	1,232	49,317
Xerox Corp. (IT Services)	2,288	21,965
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	264	11,373
Xylem, Inc. (Machinery)	264	11,030
Yahoo!, Inc.* (Internet Software & Services)	2,024	74,078
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	440	35,006
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	264	30,563
Zions Bancorp (Banks)	440	12,109
Zoetis, Inc. (Pharmaceuticals)	352	16,555
TOTAL COMMON STOCKS (Cost $18,507,100)		21,121,006

	Principal Amount	Value
Repurchase Agreements(a)(0.5%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $108,002	$108,000	$108,000
TOTAL REPURCHASE AGREEMENTS (Cost $108,000)		108,000

TOTAL INVESTMENT SECURITIES (Cost $18,615,100) - 100.5%		21,229,006
Net other assets (liabilities) - (0.5)%		(112,313)

NET ASSETS - 100.0%		$21,116,693

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$495,696	2.3%
Air Freight & Logistics	206,145	1.0%
Airlines	166,162	0.8%
Auto Components	91,098	0.4%
Automobiles	252,679	1.2%
Banks	2,352,190	11.2%
Beverages	377,216	1.8%
Biotechnology	229,990	1.1%
Capital Markets	534,584	2.5%
Chemicals	483,600	2.3%
Commercial Services & Supplies	75,248	0.4%
Communications Equipment	223,022	1.1%
Construction & Engineering	39,359	0.2%
Consumer Finance	316,125	1.5%
Containers & Packaging	95,061	0.5%
Distributors	33,781	0.2%
Diversified Consumer Services	3,562	NM
Diversified Financial Services	691,105	3.3%
Diversified Telecommunication Services	938,542	4.4%
Electric Utilities	864,633	4.1%
Electrical Equipment	168,510	0.8%
Electronic Equipment, Instruments & Components	86,011	0.4%
Energy Equipment & Services	474,581	2.2%
Food & Staples Retailing	673,060	3.2%
Food Products	335,920	1.6%
Gas Utilities	5,796	NM
Health Care Equipment & Supplies	364,555	1.7%
Health Care Providers & Services	611,743	2.9%
Hotels, Restaurants & Leisure	240,471	1.1%
Household Durables	67,560	0.3%
Household Products	613,307	2.9%
Independent Power and Renewable Electricity Producers	28,308	0.1%
Industrial Conglomerates	451,454	2.1%
Insurance	934,643	4.4%
Internet Software & Services	74,078	0.4%
IT Services	277,629	1.3%
Leisure Products	24,623	0.1%
Life Sciences Tools & Services	72,382	0.3%
Machinery	431,761	2.0%
Media	430,694	2.0%
Metals & Mining	158,800	0.8%
Multiline Retail	201,630	1.0%
Multi-Utilities	427,508	2.0%
Oil, Gas & Consumable Fuels	2,302,749	10.9%
Pharmaceuticals	1,218,835	5.8%
Professional Services	20,508	0.1%
Real Estate Investment Trusts	300,985	1.4%
Road & Rail	271,671	1.3%
Semiconductors & Semiconductor Equipment	486,371	2.3%
Software	203,632	1.0%
Specialty Retail	114,517	0.5%
Technology Hardware, Storage & Peripherals	271,850	1.3%
Textiles, Apparel & Luxury Goods	89,323	0.4%
Tobacco	164,057	0.8%
Trading Companies & Distributors	38,880	0.2%
Water Utilities	12,806	0.1%
Other **	(4,313)	NM
Total	$21,116,693	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (99.3%)
3M Co. (Industrial Conglomerates)	888	$148,633
Abbott Laboratories (Health Care Equipment & Supplies)	1,554	60,451
AbbVie, Inc. (Biotechnology)	2,220	135,420
Accenture PLC - Class A (IT Services)	1,554	175,478
Activision Blizzard, Inc. (Software)	1,258	43,363
Adobe Systems, Inc.* (Software)	1,258	118,529
Advance Auto Parts, Inc. (Specialty Retail)	222	34,654
Aetna, Inc. (Health Care Providers & Services)	888	99,696
Affiliated Managers Group, Inc.* (Capital Markets)	74	12,604
Agilent Technologies, Inc. (Life Sciences Tools & Services)	296	12,112
AGL Resources, Inc. (Gas Utilities)	148	9,747
Air Products & Chemicals, Inc. (Chemicals)	222	32,388
Airgas, Inc. (Chemicals)	148	21,081
Akamai Technologies, Inc.* (Internet Software & Services)	444	22,640
Alexion Pharmaceuticals, Inc.* (Biotechnology)	592	82,454
Allegion PLC (Building Products)	222	14,530
Allergan PLC* (Pharmaceuticals)	962	208,331
Alliance Data Systems Corp.* (IT Services)	148	30,090
Alphabet, Inc.* - Class A (Internet Software & Services)	740	523,831
Alphabet, Inc.* - Class C (Internet Software & Services)	740	512,827
Altria Group, Inc. (Tobacco)	4,958	310,916
Amazon.com, Inc.* (Internet & Catalog Retail)	962	634,525
American Tower Corp. (Real Estate Investment Trusts)	1,036	108,655
American Water Works Co., Inc. (Water Utilities)	222	16,153
Ameriprise Financial, Inc. (Capital Markets)	222	21,290
AmerisourceBergen Corp. (Health Care Providers & Services)	518	44,082
AMETEK, Inc. (Electrical Equipment)	592	28,469
Amgen, Inc. (Biotechnology)	1,332	210,856
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	814	45,445
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	592	31,234
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	814	45,844
Aon PLC (Insurance)	444	46,673
Apache Corp. (Oil, Gas & Consumable Fuels)	370	20,128
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	222	8,893
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,986	1,311,047
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,886	59,076
Assurant, Inc. (Insurance)	74	6,258
Autodesk, Inc.* (Software)	370	22,133
Automatic Data Processing, Inc. (IT Services)	666	58,901
AutoZone, Inc.* (Specialty Retail)	74	56,627
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	370	65,412
Avery Dennison Corp. (Containers & Packaging)	222	16,119
Ball Corp. (Containers & Packaging)	222	15,846
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	222	47,102
Baxalta, Inc. (Biotechnology)	888	37,252
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	518	83,532
Biogen, Inc.* (Biotechnology)	518	142,445
BlackRock, Inc. (Capital Markets)	222	79,105
Boston Properties, Inc. (Real Estate Investment Trusts)	222	28,607
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,404	74,615
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,516	181,605
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	962	140,211
Brown-Forman Corp. - Class B (Beverages)	222	21,383
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	148	10,504
Cablevision Systems Corp. - Class A (Media)	592	19,767
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	518	12,121
California Resources Corp. (Oil, Gas & Consumable Fuels)	147	323
Campbell Soup Co. (Food Products)	444	27,399
CarMax, Inc.* (Specialty Retail)	296	15,673
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	740	21,926
CBS Corp. - Class B (Media)	592	33,099
Celgene Corp.* (Biotechnology)	1,998	206,613
Centene Corp.* (Health Care Providers & Services)	444	27,510
Cerner Corp.* (Health Care Technology)	740	41,544
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	74	31,152
Church & Dwight Co., Inc. (Household Products)	296	27,439
Cigna Corp. (Health Care Providers & Services)	666	92,268
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	148	16,114
Cincinnati Financial Corp. (Insurance)	222	14,654
Cintas Corp. (Commercial Services & Supplies)	222	19,931
Cisco Systems, Inc. (Communications Equipment)	5,180	142,399
Citizens Financial Group, Inc. (Banks)	296	6,764
Citrix Systems, Inc.* (Software)	370	30,281
CME Group, Inc. (Diversified Financial Services)	444	40,808
Coca-Cola Enterprises, Inc. (Beverages)	370	19,418
Cognizant Technology Solutions Corp.* (IT Services)	1,554	90,707

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Colgate-Palmolive Co. (Household Products)	1,184	$83,970
Comcast Corp. - Class A (Media)	3,848	233,804
ConAgra Foods, Inc. (Food Products)	592	26,380
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	222	25,790
Constellation Brands, Inc. - Class A (Beverages)	444	69,291
Costco Wholesale Corp. (Food & Staples Retailing)	518	76,731
Crown Castle International Corp. (Real Estate Investment Trusts)	814	70,720
CSRA, Inc. (IT Services)	148	3,842
CVS Health Corp. (Food & Staples Retailing)	1,258	126,429
D.R. Horton, Inc. (Household Durables)	814	24,469
Danaher Corp. (Industrial Conglomerates)	962	93,074
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	296	21,874
Delphi Automotive PLC (Auto Components)	666	49,038
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	296	17,642
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	666	23,097
Discovery Communications, Inc.* - Class A (Media)	370	10,105
Discovery Communications, Inc.* - Class C (Media)	592	15,854
Dollar General Corp. (Multiline Retail)	370	30,307
Dollar Tree, Inc.* (Multiline Retail)	592	47,188
Dominion Resources, Inc. (Multi-Utilities)	592	42,310
Dr. Pepper Snapple Group, Inc. (Beverages)	444	40,364
E*TRADE Financial Corp.* (Capital Markets)	740	18,633
E.I. du Pont de Nemours & Co. (Chemicals)	962	63,405
eBay, Inc.* (Internet Software & Services)	2,738	66,889
Ecolab, Inc. (Chemicals)	666	76,578
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	518	55,017
Electronic Arts, Inc.* (Software)	814	50,346
Eli Lilly & Co. (Pharmaceuticals)	1,554	117,374
Endo International PLC* (Pharmaceuticals)	148	3,996
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	740	61,139
Equifax, Inc. (Professional Services)	296	35,594
Equinix, Inc. (Real Estate Investment Trusts)	148	48,892
Equity Residential (Real Estate Investment Trusts)	888	60,446
Essex Property Trust, Inc. (Real Estate Investment Trusts)	148	32,627
Expedia, Inc. (Internet & Catalog Retail)	296	34,268
Expeditors International of Washington, Inc. (Air Freight & Logistics)	296	14,685
Extra Space Storage, Inc. (Real Estate Investment Trusts)	296	25,145
F5 Networks, Inc.* (Communications Equipment)	148	15,503
Facebook, Inc.* - Class A (Internet Software & Services)	5,772	678,673
Fastenal Co. (Trading Companies & Distributors)	444	20,775
Federal Realty Investment Trust (Real Estate Investment Trusts)	148	22,508
Fidelity National Information Services, Inc. (IT Services)	370	24,346
First Horizon National Corp. (Banks)	1	11
Fiserv, Inc.* (IT Services)	592	57,850
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	148	4,471
Foot Locker, Inc. (Specialty Retail)	222	13,640
General Dynamics Corp. (Aerospace & Defense)	296	41,594
General Electric Co. (Industrial Conglomerates)	12,950	398,212
General Growth Properties, Inc. (Real Estate Investment Trusts)	888	24,891
General Mills, Inc. (Food Products)	962	59,009
Gilead Sciences, Inc. (Biotechnology)	3,478	306,793
Global Payments, Inc. (IT Services)	370	26,707
H & R Block, Inc. (Diversified Consumer Services)	370	7,489
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	962	27,927
Harman International Industries, Inc. (Household Durables)	74	5,680
Harris Corp. (Communications Equipment)	148	11,841
Hasbro, Inc. (Leisure Products)	296	25,053
HCA Holdings, Inc.* (Health Care Providers & Services)	296	23,864
Henry Schein, Inc.* (Health Care Providers & Services)	148	24,968
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,442	40,684
Hologic, Inc.* (Health Care Equipment & Supplies)	592	19,885
Honeywell International, Inc. (Aerospace & Defense)	1,036	118,384
Hormel Foods Corp. (Food Products)	666	25,674
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	888	14,048
Humana, Inc. (Health Care Providers & Services)	148	26,206
Huntington Bancshares, Inc. (Banks)	962	9,678
Illinois Tool Works, Inc. (Machinery)	444	46,408
Illumina, Inc.* (Life Sciences Tools & Services)	370	49,946
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,884	147,887
Intercontinental Exchange, Inc. (Diversified Financial Services)	296	71,049
International Business Machines Corp. (IT Services)	888	129,595
International Flavors & Fragrances, Inc. (Chemicals)	222	26,522
Intuit, Inc. (Software)	666	67,193

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	74	$46,351
Iron Mountain, Inc. (Real Estate Investment Trusts)	222	8,110
J.B. Hunt Transport Services, Inc. (Road & Rail)	148	12,266
Johnson & Johnson (Pharmaceuticals)	3,404	381,519
Juniper Networks, Inc. (Communications Equipment)	888	20,779
Kellogg Co. (Food Products)	370	28,420
Kimberly-Clark Corp. (Household Products)	518	64,848
Kimco Realty Corp. (Real Estate Investment Trusts)	1,036	29,132
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	222	15,527
L Brands, Inc. (Specialty Retail)	666	52,141
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	222	27,821
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	370	28,268
Leggett & Platt, Inc. (Household Durables)	222	10,942
Lennar Corp. - Class A (Household Durables)	444	20,118
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	296	15,469
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	370	16,458
Lockheed Martin Corp. (Aerospace & Defense)	370	85,981
Lowe’s Cos., Inc. (Specialty Retail)	2,294	174,390
LyondellBasell Industries N.V. - Class A (Chemicals)	444	36,705
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	297	20,796
Marsh & McLennan Cos., Inc. (Insurance)	666	42,058
Martin Marietta Materials, Inc. (Construction Materials)	148	25,046
Masco Corp. (Building Products)	814	24,998
MasterCard, Inc. - Class A (IT Services)	2,442	236,850
McCormick & Co., Inc. (Food Products)	222	20,819
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,480	187,205
Mead Johnson Nutrition Co. - Class A (Food Products)	222	19,347
Medtronic PLC (Health Care Equipment & Supplies)	1,998	158,141
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	296	15,291
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	518	25,170
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,258	13,524
Microsoft Corp. (Software)	19,980	996,403
Mohawk Industries, Inc.* (Household Durables)	148	28,509
Molson Coors Brewing Co. - Class B (Beverages)	222	21,230
Mondelez International, Inc. - Class A (Food Products)	3,996	171,669
Monsanto Co. (Chemicals)	592	55,459
Monster Beverage Corp.* (Beverages)	370	53,361
Moody’s Corp. (Diversified Financial Services)	444	42,500
Morgan Stanley (Capital Markets)	1,850	50,061
Motorola Solutions, Inc. (Communications Equipment)	222	16,692
Mylan N.V.* (Pharmaceuticals)	518	21,606
Netflix, Inc.* (Internet & Catalog Retail)	1,110	99,933
Newell Rubbermaid, Inc. (Household Durables)	1,184	53,920
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	296	10,730
Nielsen Holdings PLC (Professional Services)	592	30,867
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,404	200,633
Northern Trust Corp. (Capital Markets)	370	26,300
Northrop Grumman Corp. (Aerospace & Defense)	444	91,579
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,258	44,697
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	814	62,393
Omnicom Group, Inc. (Media)	296	24,559
Oracle Corp. (Software)	3,996	159,281
O’Reilly Automotive, Inc.* (Specialty Retail)	222	58,315
Patterson Cos., Inc. (Health Care Providers & Services)	148	6,416
Paychex, Inc. (IT Services)	814	42,426
PayPal Holdings, Inc.* (IT Services)	2,812	110,174
Pentair PLC (Machinery)	296	17,192
PepsiCo, Inc. (Beverages)	1,998	205,714
PerkinElmer, Inc. (Life Sciences Tools & Services)	296	14,924
Perrigo Co. PLC (Pharmaceuticals)	148	14,307
Pfizer, Inc. (Pharmaceuticals)	7,918	258,998
Philip Morris International, Inc. (Tobacco)	2,146	210,566
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	444	73,749
PPG Industries, Inc. (Chemicals)	444	49,013
Praxair, Inc. (Chemicals)	370	43,460
Prologis, Inc. (Real Estate Investment Trusts)	1,332	60,486
Public Storage (Real Estate Investment Trusts)	370	90,580
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	296	13,329
Raytheon Co. (Aerospace & Defense)	444	56,099
Realty Income Corp. (Real Estate Investment Trusts)	444	26,285
Red Hat, Inc.* (Software)	444	32,576
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	222	83,630
Republic Services, Inc. (Commercial Services & Supplies)	296	13,933
Reynolds American, Inc. (Tobacco)	2,072	102,771
Robert Half International, Inc. (Professional Services)	222	8,505

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rockwell Automation, Inc. (Electrical Equipment)	148	$16,794
Rockwell Collins, Inc. (Aerospace & Defense)	296	26,104
Roper Technologies, Inc. (Industrial Conglomerates)	222	39,092
Ross Stores, Inc. (Specialty Retail)	1,036	58,824
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	296	22,910
S&P Global, Inc. (Diversified Financial Services)	666	71,162
salesforce.com, Inc.* (Software)	1,628	123,402
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	222	16,679
Scripps Networks Interactive, Inc. - Class A (Media)	148	9,228
Sealed Air Corp. (Containers & Packaging)	296	14,019
Signet Jewelers, Ltd. (Specialty Retail)	222	24,100
Simon Property Group, Inc. (Real Estate Investment Trusts)	518	104,206
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	518	34,613
SL Green Realty Corp. (Real Estate Investment Trusts)	74	7,776
Snap-on, Inc. (Machinery)	148	23,573
Southwest Airlines Co. (Airlines)	1,628	72,625
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	370	28,194
Stanley Black & Decker, Inc. (Machinery)	370	41,410
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,700	208,052
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	222	18,177
Stericycle, Inc.* (Commercial Services & Supplies)	222	21,214
Stryker Corp. (Health Care Equipment & Supplies)	518	56,467
Synchrony Financial* (Consumer Finance)	888	27,146
T. Rowe Price Group, Inc. (Capital Markets)	444	33,429
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	370	22,008
TECO Energy, Inc. (Multi-Utilities)	296	8,220
TEGNA, Inc. (Media)	296	6,915
Teradata Corp.* (IT Services)	148	3,744
Tesoro Corp. (Oil, Gas & Consumable Fuels)	148	11,794
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,628	92,860
The ADT Corp. (Commercial Services & Supplies)	222	9,320
The Boeing Co. (Aerospace & Defense)	1,554	209,480
The Charles Schwab Corp. (Capital Markets)	3,034	86,195
The Clorox Co. (Household Products)	296	37,068
The Coca-Cola Co. (Beverages)	5,106	228,749
The Dun & Bradstreet Corp. (Professional Services)	74	8,170
The Estee Lauder Cos., Inc. - Class A (Personal Products)	592	56,755
The Goodyear Tire & Rubber Co. (Auto Components)	296	8,575
The Hershey Co. (Food Products)	222	20,670
The Home Depot, Inc. (Specialty Retail)	3,182	426,038
The Interpublic Group of Cos., Inc. (Media)	666	15,278
The JM Smucker Co. - Class A (Food Products)	148	18,793
The Kroger Co. (Food & Staples Retailing)	1,110	39,283
The Macerich Co. (Real Estate Investment Trusts)	148	11,260
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	148	9,133
The Priceline Group, Inc.* (Internet & Catalog Retail)	148	198,862
The Progressive Corp. (Insurance)	666	21,712
The Sherwin-Williams Co. (Chemicals)	222	63,783
The TJX Cos., Inc. (Specialty Retail)	1,702	129,046
The Walt Disney Co. (Media)	3,774	389,703
The Western Union Co. (IT Services)	666	13,320
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	666	12,914
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	666	96,071
Time Warner Cable, Inc. (Media)	740	156,961
Torchmark Corp. (Insurance)	148	8,568
Total System Services, Inc. (IT Services)	444	22,706
Tractor Supply Co. (Specialty Retail)	370	35,024
TripAdvisor, Inc.* (Internet & Catalog Retail)	296	19,119
Twenty-First Century Fox, Inc. - Class A (Media)	1,480	44,785
Twenty-First Century Fox, Inc. - Class B (Media)	592	17,831
Tyco International PLC (Commercial Services & Supplies)	518	19,953
UDR, Inc. (Real Estate Investment Trusts)	666	23,257
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	148	30,825
Under Armour, Inc.* (Textiles, Apparel & Luxury Goods)	444	18,115
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	444	19,509
Union Pacific Corp. (Road & Rail)	888	77,460
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	962	101,076
United Rentals, Inc.* (Trading Companies & Distributors)	74	4,953
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,406	185,141
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	148	19,785
V.F. Corp. (Textiles, Apparel & Luxury Goods)	444	27,994
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	148	12,015
Ventas, Inc. (Real Estate Investment Trusts)	370	22,984
VeriSign, Inc.* (Internet Software & Services)	222	19,181
Verisk Analytics, Inc.* - Class A (Professional Services)	370	28,705

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,144	$211,095
Vertex Pharmaceuticals, Inc.* (Biotechnology)	296	24,965
Visa, Inc. - Class A (IT Services)	4,884	377,239
Vornado Realty Trust (Real Estate Investment Trusts)	222	21,252
Vulcan Materials Co. (Construction Materials)	370	39,823
W.W. Grainger, Inc. (Trading Companies & Distributors)	74	17,354
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,258	99,734
Waste Management, Inc. (Commercial Services & Supplies)	592	34,804
Waters Corp.* (Life Sciences Tools & Services)	222	28,896
Welltower, Inc. (Real Estate Investment Trusts)	518	35,960
Weyerhaeuser Co. (Real Estate Investment Trusts)	962	30,899
Willis Towers Watson PLC (Insurance)	222	27,728
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	296	21,001
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	74	6,534
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	370	15,940
XL Group PLC (Insurance)	740	24,220
Xylem, Inc. (Machinery)	148	6,183
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	518	41,212
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	222	25,701
Zoetis, Inc. (Pharmaceuticals)	740	34,802
TOTAL COMMON STOCKS (Cost $15,883,715)		22,896,513

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.20%-0.24%, dated 4/29/16, due 5/2/16, total to be received $6,000	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES (Cost $15,889,715) - 99.3%		22,902,513
Net other assets (liabilities) - 0.7%		157,591

NET ASSETS - 100.0%		$23,060,104

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$629,221	2.7%
Air Freight & Logistics	126,265	0.5%
Airlines	72,625	0.3%
Auto Components	57,613	0.2%
Banks	16,453	0.1%
Beverages	659,509	2.9%
Biotechnology	1,230,428	5.3%
Building Products	39,528	0.2%
Capital Markets	327,617	1.4%
Chemicals	468,393	2.0%
Commercial Services & Supplies	119,155	0.5%
Communications Equipment	207,214	0.9%
Construction Materials	64,869	0.3%
Consumer Finance	27,146	0.1%
Containers & Packaging	45,984	0.2%
Diversified Consumer Services	7,489	NM
Diversified Financial Services	234,652	1.0%
Diversified Telecommunication Services	226,564	1.0%
Electrical Equipment	45,263	0.2%
Electronic Equipment, Instruments & Components	71,924	0.3%
Food & Staples Retailing	342,177	1.5%
Food Products	418,180	1.8%
Gas Utilities	9,747	NM
Health Care Equipment & Supplies	685,113	3.0%
Health Care Providers & Services	599,631	2.6%
Health Care Technology	41,544	0.2%
Hotels, Restaurants & Leisure	557,039	2.4%
Household Durables	143,638	0.6%
Household Products	213,325	0.9%
Industrial Conglomerates	679,011	2.9%
Insurance	191,871	0.8%
Internet & Catalog Retail	986,707	4.3%
Internet Software & Services	1,824,041	8.0%
IT Services	1,403,975	6.2%
Leisure Products	25,053	0.1%
Life Sciences Tools & Services	201,949	0.9%
Machinery	134,766	0.6%
Media	977,889	4.2%
Multiline Retail	77,495	0.3%
Multi-Utilities	50,530	0.2%
Oil, Gas & Consumable Fuels	361,526	1.6%
Personal Products	56,755	0.2%
Pharmaceuticals	1,222,538	5.3%
Professional Services	111,841	0.5%
Real Estate Investment Trusts	983,032	4.3%
Real Estate Management & Development	21,926	0.1%
Road & Rail	89,726	0.4%
Semiconductors & Semiconductor Equipment	693,404	3.0%
Software	1,643,507	7.2%
Specialty Retail	1,109,298	4.8%
Technology Hardware, Storage & Peripherals	1,368,410	6.0%
Textiles, Apparel & Luxury Goods	309,469	1.3%
Tobacco	624,253	2.7%
Trading Companies & Distributors	43,082	0.2%
Water Utilities	16,153	0.1%
Other **	163,591	0.7%
Total	$23,060,104	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (100.1%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	11,040	$195,298
Aaron’s, Inc. (Specialty Retail)	6,555	171,807
Abercrombie & Fitch Co. - Class A (Specialty Retail)	6,900	184,437
Acxiom Corp.* (IT Services)	4,485	98,535
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	35,880	127,374
AECOM* (Construction & Engineering)	15,870	515,616
AGCO Corp. (Machinery)	7,245	387,390
Albemarle Corp. (Chemicals)	11,730	776,057
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	3,105	288,610
Alleghany Corp.* (Insurance)	1,725	899,207
Allegheny Technologies, Inc. (Metals & Mining)	11,385	186,031
Alliant Energy Corp. (Electric Utilities)	11,730	827,200
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	11,040	147,936
American Campus Communities, Inc. (Real Estate Investment Trusts)	6,210	277,898
American Eagle Outfitters, Inc. (Specialty Retail)	17,250	246,848
American Financial Group, Inc. (Insurance)	3,795	262,272
AptarGroup, Inc. (Containers & Packaging)	2,760	209,760
Aqua America, Inc. (Water Utilities)	7,590	240,299
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	9,315	578,461
Arthur J. Gallagher & Co. (Insurance)	8,625	397,095
Ascena Retail Group, Inc.* (Specialty Retail)	17,595	155,012
Ashland, Inc. (Chemicals)	3,105	346,518
Aspen Insurance Holdings, Ltd. (Insurance)	6,210	287,834
Associated Banc-Corp. (Banks)	15,525	283,176
Atmos Energy Corp. (Gas Utilities)	5,865	425,506
Avnet, Inc. (Electronic Equipment, Instruments & Components)	13,455	553,270
Avon Products, Inc. (Personal Products)	32,430	152,745
BancorpSouth, Inc. (Banks)	4,485	105,353
Bank of Hawaii Corp. (Banks)	1,725	118,007
BE Aerospace, Inc. (Aerospace & Defense)	5,865	285,215
Belden, Inc. (Electronic Equipment, Instruments & Components)	2,070	130,700
Bemis Co., Inc. (Containers & Packaging)	9,660	484,739
Big Lots, Inc. (Multiline Retail)	5,175	237,326
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	2,070	293,630
Black Hills Corp. (Multi-Utilities)	5,175	313,553
Brinker International, Inc. (Hotels, Restaurants & Leisure)	3,450	159,804
Brown & Brown, Inc. (Insurance)	4,140	145,355
Brunswick Corp. (Leisure Products)	4,830	231,985
Cabela’s, Inc.* - Class A (Specialty Retail)	4,830	251,885
Cable One, Inc. (Media)	345	158,341
Cabot Corp. (Chemicals)	6,555	319,818
CalAtlantic Group, Inc. (Household Durables)	3,795	122,844
Camden Property Trust (Real Estate Investment Trusts)	4,140	334,222
Care Capital Properties, Inc. (Real Estate Investment Trusts)	4,830	128,816
Carlisle Cos., Inc. (Industrial Conglomerates)	6,555	667,955
Carpenter Technology Corp. (Metals & Mining)	4,830	171,030
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,725	193,201
Catalent, Inc.* (Pharmaceuticals)	4,140	122,254
Cathay General Bancorp (Banks)	2,760	84,235
Chico’s FAS, Inc. (Specialty Retail)	13,800	174,018
Cinemark Holdings, Inc. (Media)	5,865	203,222
CLARCOR, Inc. (Machinery)	5,175	304,135
Clean Harbors, Inc.* (Commercial Services & Supplies)	5,520	272,688
CNO Financial Group, Inc. (Insurance)	18,630	342,233
Commerce Bancshares, Inc. (Banks)	4,140	193,835
Commercial Metals Co. (Metals & Mining)	12,075	216,384
Community Health Systems, Inc.* (Health Care Providers & Services)	11,730	223,808
CommVault Systems, Inc.* (Software)	2,070	90,604
Compass Minerals International, Inc. (Metals & Mining)	1,380	103,445
Computer Sciences Corp. (IT Services)	14,145	468,625
comScore, Inc.* (Internet Software & Services)	1,725	52,820
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	23,805	358,265
Copart, Inc.* (Commercial Services & Supplies)	3,450	147,798
CoreLogic, Inc.* (IT Services)	3,450	122,406
Corporate Office Properties Trust (Real Estate Investment Trusts)	9,660	248,069
Corrections Corp. of America (Real Estate Investment Trusts)	12,075	367,322
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	1,380	202,046
Crane Co. (Machinery)	2,760	153,373
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	10,350	253,679
CST Brands, Inc. (Specialty Retail)	7,935	299,705
Cullen/Frost Bankers, Inc. (Banks)	5,520	353,225
Curtiss-Wright Corp. (Aerospace & Defense)	2,415	184,941
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	32,430	292,843
Dana Holding Corp. (Auto Components)	15,525	200,739
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	3,105	125,349
Dean Foods Co. (Food Products)	9,660	166,442
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	3,450	199,445
Deluxe Corp. (Commercial Services & Supplies)	2,415	151,614
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	36,225	139,829

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DeVry Education Group, Inc. (Diversified Consumer Services)	5,865	$101,758
Dick’s Sporting Goods, Inc. (Specialty Retail)	9,315	431,656
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	6,900	181,263
Domtar Corp. (Paper & Forest Products)	6,555	253,285
Donaldson Co., Inc. (Machinery)	7,590	248,041
Douglas Emmett, Inc. (Real Estate Investment Trusts)	5,520	179,124
DreamWorks Animation SKG, Inc.* - Class A (Media)	4,140	165,269
Dril-Quip, Inc.* (Energy Equipment & Services)	3,795	245,992
Duke Realty Corp. (Real Estate Investment Trusts)	18,975	414,983
East West Bancorp, Inc. (Banks)	5,175	194,011
Eaton Vance Corp. (Capital Markets)	6,210	214,431
Edgewell Personal Care Co. (Personal Products)	3,795	311,456
Endurance Specialty Holdings, Ltd. (Insurance)	6,210	397,316
Energen Corp. (Oil, Gas & Consumable Fuels)	10,005	425,112
Energizer Holdings, Inc. (Household Products)	3,795	165,045
Ensco PLCADR - Class A (Energy Equipment & Services)	30,360	363,105
EPR Properties (Real Estate Investment Trusts)	3,450	227,286
Esterline Technologies Corp.* (Aerospace & Defense)	3,105	213,189
Everest Re Group, Ltd. (Insurance)	4,485	829,277
F.N.B. Corp. (Banks)	21,735	287,337
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	6,555	131,100
Federated Investors, Inc. - Class B (Capital Markets)	4,830	152,628
FEI Co. (Electronic Equipment, Instruments & Components)	2,415	214,983
First American Financial Corp. (Insurance)	11,385	410,088
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	4,140	94,972
First Niagara Financial Group, Inc. (Banks)	36,570	386,179
FirstMerit Corp. (Banks)	17,250	382,260
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	4,140	167,670
FTI Consulting, Inc.* (Professional Services)	4,140	166,842
Fulton Financial Corp. (Banks)	9,660	135,143
GameStop Corp. - Class A (Specialty Retail)	10,695	350,795
GATX Corp. (Trading Companies & Distributors)	4,485	206,041
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	5,865	381,869
Gentex Corp. (Auto Components)	11,385	182,615
Genworth Financial, Inc.* - Class A (Insurance)	51,405	176,319
Graco, Inc. (Machinery)	2,070	162,267
Graham Holdings Co. - Class B (Diversified Consumer Services)	345	164,406
Granite Construction, Inc. (Construction & Engineering)	4,140	184,603
Great Plains Energy, Inc. (Electric Utilities)	15,870	495,620
Greif, Inc. - Class A (Containers & Packaging)	2,760	95,772
GUESS?, Inc. (Specialty Retail)	6,555	120,284
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	12,765	399,545
Halyard Health, Inc.* (Health Care Equipment & Supplies)	2,760	77,722
Hancock Holding Co. (Banks)	7,935	206,072
Hawaiian Electric Industries, Inc. (Electric Utilities)	11,040	360,898
Herman Miller, Inc. (Commercial Services & Supplies)	3,105	93,678
Highwoods Properties, Inc. (Real Estate Investment Trusts)	4,830	225,706
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,070	100,085
HNI Corp. (Commercial Services & Supplies)	4,485	196,084
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	18,285	650,946
Hospitality Properties Trust (Real Estate Investment Trusts)	15,525	397,285
HSN, Inc. (Internet & Catalog Retail)	3,450	182,954
Hubbell, Inc. (Electrical Equipment)	3,105	328,385
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	2,415	349,620
IDACORP, Inc. (Electric Utilities)	2,760	200,735
IDEX Corp. (Machinery)	3,450	282,555
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	15,525	542,599
Ingredion, Inc. (Food Products)	4,140	476,472
InterDigital, Inc. (Communications Equipment)	2,070	117,949
International Bancshares Corp. (Banks)	5,865	153,604
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	2,760	92,432
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	13,800	161,322
ITT Corp. (Machinery)	5,520	211,802
J.C. Penney Co., Inc.* (Multiline Retail)	31,740	294,547
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	19,665	341,384
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,380	93,219
Janus Capital Group, Inc. (Capital Markets)	7,590	110,814
John Wiley & Sons, Inc. (Media)	5,175	256,628
Joy Global, Inc. (Machinery)	10,005	213,107
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	8,625	221,921
KB Home (Household Durables)	8,625	117,041
KBR, Inc. (Construction & Engineering)	8,970	139,573
Kemper Corp. (Insurance)	4,830	149,537
Kennametal, Inc. (Machinery)	8,280	193,586

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	17,595	$458,878
Kilroy Realty Corp. (Real Estate Investment Trusts)	3,795	245,954
Kirby Corp.* (Marine)	5,520	352,286
KLX, Inc.* (Aerospace & Defense)	5,520	186,134
Knowles Corp.* (Electronic Equipment, Instruments & Components)	9,315	124,542
Lancaster Colony Corp. (Food Products)	690	80,385
Landstar System, Inc. (Road & Rail)	4,485	293,992
LaSalle Hotel Properties (Real Estate Investment Trusts)	11,730	280,347
Leidos Holdings, Inc. (IT Services)	4,140	205,385
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	6,555	253,023
Liberty Property Trust (Real Estate Investment Trusts)	15,180	529,781
LifePoint Health, Inc.* (Health Care Providers & Services)	4,485	303,007
Lincoln Electric Holdings, Inc. (Machinery)	6,555	410,801
Live Nation Entertainment, Inc.* (Media)	8,970	192,676
Louisiana-Pacific Corp.* (Paper & Forest Products)	5,175	87,975
M.D.C. Holdings, Inc. (Household Durables)	2,070	50,943
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	9,315	238,091
ManpowerGroup, Inc. (Professional Services)	7,590	584,658
MDU Resources Group, Inc. (Multi-Utilities)	20,355	408,321
Mentor Graphics Corp. (Software)	10,350	206,586
Mercury General Corp. (Insurance)	3,795	200,756
Meredith Corp. (Media)	3,795	194,721
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	549	26,676
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	2,415	231,140
Minerals Technologies, Inc. (Chemicals)	1,380	82,662
Molina Healthcare, Inc.* (Health Care Providers & Services)	2,070	107,143
MSA Safety, Inc. (Commercial Services & Supplies)	3,450	165,911
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	4,830	374,326
Murphy USA, Inc.* (Specialty Retail)	4,140	237,719
Nabors Industries, Ltd. (Energy Equipment & Services)	29,325	287,385
National Fuel Gas Co. (Gas Utilities)	5,520	306,360
National Instruments Corp. (Electronic Equipment, Instruments & Components)	5,175	142,675
National Retail Properties, Inc. (Real Estate Investment Trusts)	7,590	332,138
NCR Corp.* (Technology Hardware, Storage & Peripherals)	12,765	371,333
NetScout Systems, Inc.* (Communications Equipment)	10,350	230,391
NeuStar, Inc.* - Class A (IT Services)	2,415	56,728
New Jersey Resources Corp. (Gas Utilities)	8,970	320,050
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	50,370	757,061
NewMarket Corp. (Chemicals)	345	140,091
Noble Corp. PLC (Energy Equipment & Services)	25,185	282,828
Nordson Corp. (Machinery)	2,415	185,303
NOW, Inc.* (Trading Companies & Distributors)	11,040	199,382
Oceaneering International, Inc. (Energy Equipment & Services)	10,005	366,682
Office Depot, Inc.* (Specialty Retail)	51,060	300,233
OGE Energy Corp. (Electric Utilities)	20,700	612,513
Oil States International, Inc.* (Energy Equipment & Services)	5,175	179,262
Old Dominion Freight Line, Inc.* (Road & Rail)	3,450	227,873
Olin Corp. (Chemicals)	17,250	375,878
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	8,625	291,266
ONE Gas, Inc. (Gas Utilities)	5,520	322,754
Orbital ATK, Inc. (Aerospace & Defense)	6,210	540,269
Oshkosh Corp. (Machinery)	7,590	370,772
Owens & Minor, Inc. (Health Care Providers & Services)	6,555	238,536
PacWest Bancorp (Banks)	11,730	468,964
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	15,180	299,805
Plantronics, Inc. (Communications Equipment)	1,380	53,061
PNM Resources, Inc. (Electric Utilities)	8,280	262,310
Polaris Industries, Inc. (Leisure Products)	2,760	270,149
Polycom, Inc.* (Communications Equipment)	6,555	78,332
PolyOne Corp. (Chemicals)	4,830	173,783
Post Properties, Inc. (Real Estate Investment Trusts)	2,415	138,524
Potlatch Corp. (Real Estate Investment Trusts)	2,070	72,905
Primerica, Inc. (Insurance)	2,070	102,589
Prosperity Bancshares, Inc. (Banks)	6,900	364,113
PTC, Inc.* (Software)	5,175	188,681
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	19,665	352,593
Questar Corp. (Gas Utilities)	18,285	458,405
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	21,735	378,188
Rackspace Hosting, Inc.* (Internet Software & Services)	5,865	134,132
Raymond James Financial, Inc. (Capital Markets)	7,590	395,970
Rayonier, Inc. (Real Estate Investment Trusts)	12,765	315,040
Regal Beloit Corp. (Electrical Equipment)	4,485	288,924
Reinsurance Group of America, Inc. (Insurance)	6,900	657,018
Reliance Steel & Aluminum Co. (Metals & Mining)	7,590	561,432
RenaissanceRe Holdings, Ltd. (Insurance)	2,415	267,848

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rowan Cos. PLC - Class A (Energy Equipment & Services)	12,765	$240,110
Royal Gold, Inc. (Metals & Mining)	6,900	432,078
RPM International, Inc. (Chemicals)	6,555	331,224
Science Applications International Corp. (IT Services)	4,140	219,793
Senior Housing Properties Trust (Real Estate Investment Trusts)	24,495	430,622
Sensient Technologies Corp. (Chemicals)	2,070	139,208
Silgan Holdings, Inc. (Containers & Packaging)	2,070	105,032
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,035	48,438
SLM Corp.* (Consumer Finance)	44,160	298,963
SM Energy Co. (Oil, Gas & Consumable Fuels)	6,900	215,004
Snyder’s-Lance, Inc. (Food Products)	3,450	110,297
Sonoco Products Co. (Containers & Packaging)	10,350	485,311
Sotheby’s - Class A (Diversified Consumer Services)	5,865	159,763
Steel Dynamics, Inc. (Metals & Mining)	25,185	634,913
Stifel Financial Corp.* (Capital Markets)	7,245	238,433
Superior Energy Services, Inc. (Energy Equipment & Services)	15,525	261,752
SUPERVALU, Inc.* (Food & Staples Retailing)	13,110	65,943
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	3,105	256,380
Synopsys, Inc.* (Software)	5,175	245,915
Synovus Financial Corp. (Banks)	6,210	193,504
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	6,555	76,431
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	3,795	133,129
Taubman Centers, Inc. (Real Estate Investment Trusts)	3,450	239,603
TCF Financial Corp. (Banks)	17,595	239,996
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	3,795	260,679
Teledyne Technologies, Inc.* (Aerospace & Defense)	3,450	320,678
Teleflex, Inc. (Health Care Equipment & Supplies)	1,725	268,720
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	9,660	285,646
Tenet Healthcare Corp.* (Health Care Providers & Services)	10,350	327,992
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	21,045	397,960
Terex Corp. (Machinery)	11,385	271,988
The Boston Beer Co., Inc.* - Class A (Beverages)	345	53,848
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	2,415	123,189
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	2,760	422,500
The Hain Celestial Group, Inc.* (Food Products)	4,830	202,183
The Hanover Insurance Group, Inc. (Insurance)	4,485	384,634
The New York Times Co. - Class A (Media)	12,765	163,647
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,725	122,096
The Timken Co. (Machinery)	7,245	258,139
The Valspar Corp. (Chemicals)	3,105	331,272
Thor Industries, Inc. (Automobiles)	2,415	154,608
Time, Inc. (Media)	10,695	157,217
Tootsie Roll Industries, Inc. (Food Products)	690	24,592
TreeHouse Foods, Inc.* (Food Products)	3,105	274,481
TRI Pointe Group, Inc.* (Household Durables)	6,900	80,040
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	15,180	363,561
Trinity Industries, Inc. (Machinery)	15,870	309,624
Triumph Group, Inc. (Aerospace & Defense)	5,175	187,232
Trustmark Corp. (Banks)	6,900	169,119
Tupperware Brands Corp. (Household Durables)	5,175	300,512
UGI Corp. (Gas Utilities)	17,940	721,906
Umpqua Holdings Corp. (Banks)	22,770	360,449
United Natural Foods, Inc.* (Food & Staples Retailing)	5,175	184,592
United States Steel Corp. (Metals & Mining)	15,180	290,090
Urban Edge Properties (Real Estate Investment Trusts)	4,140	107,392
Valley National Bancorp (Banks)	23,115	218,668
Valmont Industries, Inc. (Construction & Engineering)	2,415	339,018
Vectren Corp. (Multi-Utilities)	8,625	421,332
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	11,385	324,017
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	14,145	172,003
W.R. Berkley Corp. (Insurance)	10,005	560,280
Wabtec Corp. (Machinery)	3,795	314,719
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	4,485	91,225
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,795	92,181
Watsco, Inc. (Trading Companies & Distributors)	1,035	139,176
Webster Financial Corp. (Banks)	4,140	151,690
WellCare Health Plans, Inc.* (Health Care Providers & Services)	2,415	217,326
Werner Enterprises, Inc. (Road & Rail)	4,485	113,650
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,415	171,948
Westar Energy, Inc. (Electric Utilities)	14,490	747,829
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	6,900	184,644
WEX, Inc.* (IT Services)	1,725	162,995
WGL Holdings, Inc. (Gas Utilities)	2,070	140,532
Williams-Sonoma, Inc. (Specialty Retail)	4,140	243,349
Woodward, Inc. (Machinery)	3,105	168,322
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	7,245	338,559

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Worthington Industries, Inc. (Metals & Mining)	4,830	$182,333
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	19,320	202,667
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	24,150	233,289
TOTAL COMMON STOCKS (Cost $76,654,647)		79,896,094

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $220,004	$220,000	$220,000
TOTAL REPURCHASE AGREEMENTS (Cost $220,000)		220,000

TOTAL INVESTMENT SECURITIES (Cost $76,874,647) - 100.4%		80,116,094
Net other assets (liabilities) - (0.4)%		(336,497)

NET ASSETS - 100.0%		$79,779,597

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$2,267,278	2.8%
Auto Components	383,354	0.5%
Automobiles	154,608	0.2%
Banks	5,048,940	6.3%
Beverages	53,848	0.1%
Capital Markets	1,203,501	1.5%
Chemicals	3,138,606	3.9%
Commercial Services & Supplies	1,405,961	1.8%
Communications Equipment	479,733	0.6%
Construction & Engineering	1,178,810	1.5%
Consumer Finance	298,963	0.4%
Containers & Packaging	1,380,614	1.7%
Diversified Consumer Services	425,927	0.5%
Electric Utilities	3,507,104	4.4%
Electrical Equipment	617,309	0.8%
Electronic Equipment, Instruments & Components	4,464,131	5.6%
Energy Equipment & Services	2,526,921	3.2%
Food & Staples Retailing	443,736	0.6%
Food Products	1,334,853	1.7%
Gas Utilities	2,695,513	3.4%
Health Care Equipment & Supplies	1,040,975	1.3%
Health Care Providers & Services	1,417,812	1.8%
Health Care Technology	147,936	0.2%
Hotels, Restaurants & Leisure	670,690	0.8%
Household Durables	671,380	0.8%
Household Products	165,045	0.2%
Independent Power and Renewable Electricity Producers	76,431	0.1%
Industrial Conglomerates	667,955	0.8%
Insurance	6,469,658	8.0%
Internet & Catalog Retail	182,954	0.2%
Internet Software & Services	186,952	0.2%
IT Services	1,334,467	1.7%
Leisure Products	502,134	0.6%
Life Sciences Tools & Services	293,630	0.4%
Machinery	4,445,925	5.6%
Marine	352,286	0.4%
Media	1,491,721	1.9%
Metals & Mining	2,777,736	3.5%
Multiline Retail	531,873	0.7%
Multi-Utilities	1,143,206	1.4%
Oil, Gas & Consumable Fuels	3,297,786	4.1%
Paper & Forest Products	341,260	0.4%
Personal Products	464,201	0.6%
Pharmaceuticals	122,254	0.2%
Professional Services	751,500	0.9%
Real Estate Investment Trusts	7,098,241	8.8%
Road & Rail	1,017,384	1.3%
Semiconductors & Semiconductor Equipment	1,439,392	1.8%
Software	731,786	0.9%
Specialty Retail	3,167,749	4.0%
Technology Hardware, Storage & Peripherals	1,000,917	1.3%
Textiles, Apparel & Luxury Goods	589,036	0.7%
Thrifts & Mortgage Finance	849,242	1.1%
Trading Companies & Distributors	918,925	1.2%
Water Utilities	240,299	0.3%
Wireless Telecommunication Services	285,646	0.4%
Other **	(116,497)	(0.1)%
Total	$79,779,597	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (100.2%)
A.O. Smith Corp. (Building Products)	1,984	$153,204
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,116	108,408
ACI Worldwide, Inc.* (Software)	3,224	64,448
Acuity Brands, Inc. (Electrical Equipment)	1,116	272,181
Acxiom Corp.* (IT Services)	992	21,794
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,812	27,733
Akorn, Inc.* (Pharmaceuticals)	2,108	53,649
Alaska Air Group, Inc. (Airlines)	3,348	235,800
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,240	47,418
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,240	115,258
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,984	143,225
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,232	29,909
AMC Networks, Inc.* - Class A (Media)	1,612	105,150
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,860	83,235
American Financial Group, Inc. (Insurance)	992	68,557
AmSurg Corp.* (Health Care Providers & Services)	1,488	120,498
ANSYS, Inc.* (Software)	2,356	213,855
AptarGroup, Inc. (Containers & Packaging)	992	75,392
Aqua America, Inc. (Water Utilities)	2,728	86,368
ARRIS International PLC* (Communications Equipment)	4,836	110,115
Arthur J. Gallagher & Co. (Insurance)	2,480	114,179
Ashland, Inc. (Chemicals)	868	96,869
Atmos Energy Corp. (Gas Utilities)	1,240	89,962
Avon Products, Inc. (Personal Products)	3,224	15,185
BancorpSouth, Inc. (Banks)	1,116	26,215
Bank of Hawaii Corp. (Banks)	744	50,897
Bank of the Ozarks, Inc. (Banks)	2,232	92,182
BE Aerospace, Inc. (Aerospace & Defense)	1,116	54,271
Belden, Inc. (Electronic Equipment, Instruments & Components)	620	39,147
Bio-Techne Corp. (Life Sciences Tools & Services)	992	92,435
Brinker International, Inc. (Hotels, Restaurants & Leisure)	620	28,718
Broadridge Financial Solutions, Inc. (IT Services)	3,224	192,925
Brown & Brown, Inc. (Insurance)	1,984	69,658
Brunswick Corp. (Leisure Products)	1,116	53,601
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	496	66,295
Cable One, Inc. (Media)	124	56,911
Cadence Design Systems, Inc.* (Software)	8,184	189,787
CalAtlantic Group, Inc. (Household Durables)	1,116	36,125
Camden Property Trust (Real Estate Investment Trusts)	1,240	100,105
Care Capital Properties, Inc. (Real Estate Investment Trusts)	992	26,457
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,364	145,498
Casey’s General Stores, Inc. (Food & Staples Retailing)	620	69,440
Catalent, Inc.* (Pharmaceuticals)	1,612	47,602
Cathay General Bancorp (Banks)	1,240	37,845
CBOE Holdings, Inc. (Diversified Financial Services)	2,232	138,295
CDK Global, Inc. (Software)	4,092	194,656
CEB, Inc. (Professional Services)	868	53,547
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,240	98,295
Ciena Corp.* (Communications Equipment)	3,472	58,434
Cinemark Holdings, Inc. (Media)	1,240	42,966
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,232	79,303
Commerce Bancshares, Inc. (Banks)	1,116	52,251
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,224	74,894
CommVault Systems, Inc.* (Software)	620	27,137
Compass Minerals International, Inc. (Metals & Mining)	496	37,180
comScore, Inc.* (Internet Software & Services)	868	26,578
Convergys Corp. (IT Services)	2,604	69,006
Copart, Inc.* (Commercial Services & Supplies)	1,860	79,682
CoreLogic, Inc.* (IT Services)	1,488	52,794
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	248	36,310
Crane Co. (Machinery)	620	34,453
Curtiss-Wright Corp. (Aerospace & Defense)	496	37,984
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,612	65,076
Deluxe Corp. (Commercial Services & Supplies)	620	38,924
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,364	164,881
Donaldson Co., Inc. (Machinery)	1,364	44,576
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,356	76,452
DreamWorks Animation SKG, Inc.* - Class A (Media)	868	34,651
DST Systems, Inc. (IT Services)	868	104,750
Duke Realty Corp. (Real Estate Investment Trusts)	4,340	94,916
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,480	115,320
Eagle Materials, Inc. (Construction Materials)	1,364	101,100
East West Bancorp, Inc. (Banks)	2,480	92,975
Eaton Vance Corp. (Capital Markets)	1,488	51,381
Edgewell Personal Care Co. (Personal Products)	620	50,883
Energizer Holdings, Inc. (Household Products)	744	32,357
EPR Properties (Real Estate Investment Trusts)	744	49,015

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Equity One, Inc. (Real Estate Investment Trusts)	2,356	$66,675
FactSet Research Systems, Inc. (Diversified Financial Services)	1,116	168,237
Fair Isaac Corp. (Software)	868	92,624
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,364	27,280
Federated Investors, Inc. - Class B (Capital Markets)	1,240	39,184
FEI Co. (Electronic Equipment, Instruments & Components)	496	44,154
First Horizon National Corp. (Banks)	6,324	89,042
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,984	45,513
Flowers Foods, Inc. (Food Products)	4,960	95,034
Fortinet, Inc.* (Software)	3,844	124,968
Fortune Brands Home & Security, Inc. (Building Products)	4,216	233,609
Fulton Financial Corp. (Banks)	2,108	29,491
Gartner, Inc.* (IT Services)	2,232	194,564
Gentex Corp. (Auto Components)	4,712	75,580
Graco, Inc. (Machinery)	992	77,763
Halyard Health, Inc.* (Health Care Equipment & Supplies)	496	13,967
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,728	82,604
Herman Miller, Inc. (Commercial Services & Supplies)	744	22,446
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,364	63,740
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	992	47,963
Hubbell, Inc. (Electrical Equipment)	620	65,571
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	620	89,757
IDACORP, Inc. (Electric Utilities)	620	45,093
IDEX Corp. (Machinery)	1,116	91,400
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,356	198,729
Ingredion, Inc. (Food Products)	868	99,898
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,596	69,331
InterDigital, Inc. (Communications Equipment)	372	21,197
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	992	85,976
ITT Corp. (Machinery)	992	38,063
j2 Global, Inc. (Internet Software & Services)	1,240	78,765
Jack Henry & Associates, Inc. (IT Services)	2,108	170,811
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	496	33,505
Janus Capital Group, Inc. (Capital Markets)	1,984	28,966
JetBlue Airways Corp.* (Airlines)	8,556	169,323
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,240	142,810
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,240	31,905
KBR, Inc. (Construction & Engineering)	1,488	23,153
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,488	96,437
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,232	138,473
Lancaster Colony Corp. (Food Products)	372	43,338
Leidos Holdings, Inc. (IT Services)	620	30,758
Lennox International, Inc. (Building Products)	1,116	150,604
LivaNova PLC* (Health Care Equipment & Supplies)	1,116	58,847
Live Nation Entertainment, Inc.* (Media)	1,612	34,626
LKQ Corp.* (Distributors)	8,184	262,297
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,480	42,160
M.D.C. Holdings, Inc. (Household Durables)	496	12,207
Manhattan Associates, Inc.* (Software)	1,984	120,111
MarketAxess Holdings, Inc. (Diversified Financial Services)	992	121,778
MAXIMUS, Inc. (IT Services)	1,736	91,834
MEDNAX, Inc.* (Health Care Providers & Services)	2,480	176,799
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	744	266,314
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	124	6,025
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,976	100,558
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,364	130,548
Minerals Technologies, Inc. (Chemicals)	620	37,138
Molina Healthcare, Inc.* (Health Care Providers & Services)	620	32,091
MSCI, Inc. - Class A (Diversified Financial Services)	2,356	178,914
National Fuel Gas Co. (Gas Utilities)	868	48,174
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,364	37,605
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,860	81,394
NeuStar, Inc.* - Class A (IT Services)	744	17,477
NewMarket Corp. (Chemicals)	124	50,351
Nordson Corp. (Machinery)	744	57,087
NVR, Inc.* (Household Durables)	124	205,999
Old Dominion Freight Line, Inc.* (Road & Rail)	868	57,331
Old Republic International Corp. (Insurance)	6,448	119,224
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,232	75,375
Packaging Corp. of America (Containers & Packaging)	2,480	160,902
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	620	132,985
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,488	90,917

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Plantronics, Inc. (Communications Equipment)	620	$23,839
Polaris Industries, Inc. (Leisure Products)	868	84,960
Polycom, Inc.* (Communications Equipment)	1,860	22,227
PolyOne Corp. (Chemicals)	1,116	40,154
Pool Corp. (Distributors)	1,116	97,550
Post Holdings, Inc.* (Food Products)	1,736	124,713
Post Properties, Inc. (Real Estate Investment Trusts)	744	42,676
Potlatch Corp. (Real Estate Investment Trusts)	496	17,469
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,364	77,448
Primerica, Inc. (Insurance)	744	36,873
PrivateBancorp, Inc. (Banks)	2,108	87,714
PTC, Inc.* (Software)	1,736	63,295
Rackspace Hosting, Inc.* (Internet Software & Services)	1,364	31,195
Raymond James Financial, Inc. (Capital Markets)	1,488	77,629
Regency Centers Corp. (Real Estate Investment Trusts)	2,604	191,914
RenaissanceRe Holdings, Ltd. (Insurance)	496	55,011
ResMed, Inc. (Health Care Equipment & Supplies)	3,720	207,576
Restoration Hardware Holdings, Inc.* (Specialty Retail)	992	42,924
Rollins, Inc. (Commercial Services & Supplies)	2,480	66,638
RPM International, Inc. (Chemicals)	1,860	93,986
SEI Investments Co. (Capital Markets)	3,720	178,858
Sensient Technologies Corp. (Chemicals)	620	41,695
Service Corp. International (Diversified Consumer Services)	5,208	138,897
Signature Bank* (Banks)	1,364	187,999
Silgan Holdings, Inc. (Containers & Packaging)	620	31,459
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	744	34,819
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,472	114,750
Snyder’s-Lance, Inc. (Food Products)	1,240	39,643
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	992	105,370
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,720	104,420
STERIS PLC (Health Care Equipment & Supplies)	2,232	157,735
SUPERVALU, Inc.* (Food & Staples Retailing)	3,720	18,712
SVB Financial Group* (Banks)	1,364	142,238
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	992	70,978
Synopsys, Inc.* (Software)	2,604	123,742
Synovus Financial Corp. (Banks)	1,736	54,094
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,612	56,549
Taubman Centers, Inc. (Real Estate Investment Trusts)	744	51,671
Teleflex, Inc. (Health Care Equipment & Supplies)	620	96,584
Tempur Sealy International, Inc.* (Household Durables)	1,612	97,800
The Boston Beer Co., Inc.* - Class A (Beverages)	124	19,354
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	620	31,626
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	620	94,910
The Hain Celestial Group, Inc.* (Food Products)	1,488	62,288
The Scotts Miracle-Gro Co. - Class A (Chemicals)	744	52,660
The Toro Co. (Machinery)	1,488	128,639
The Ultimate Software Group, Inc.* (Software)	744	146,263
The Valspar Corp. (Chemicals)	1,116	119,066
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,828	63,292
The WhiteWave Foods Co.* (Food Products)	4,712	189,469
Thor Industries, Inc. (Automobiles)	620	39,692
Toll Brothers, Inc.* (Household Durables)	4,092	111,712
Tootsie Roll Industries, Inc. (Food Products)	248	8,839
TreeHouse Foods, Inc.* (Food Products)	744	65,770
TRI Pointe Group, Inc.* (Household Durables)	2,108	24,453
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,728	65,336
Tyler Technologies, Inc.* (Software)	868	127,084
United Therapeutics Corp.* (Biotechnology)	1,240	130,448
Urban Edge Properties (Real Estate Investment Trusts)	1,364	35,382
VCA, Inc.* (Health Care Providers & Services)	2,108	132,741
Vista Outdoor, Inc.* (Leisure Products)	1,612	77,344
Wabtec Corp. (Machinery)	1,488	123,400
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	992	20,177
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,488	36,144
Waste Connections, Inc. (Commercial Services & Supplies)	3,224	216,911
Watsco, Inc. (Trading Companies & Distributors)	496	66,697
WebMD Health Corp.* (Internet Software & Services)	992	62,238
Webster Financial Corp. (Banks)	1,364	49,977
Weingarten Realty Investors (Real Estate Investment Trusts)	2,976	109,874
WellCare Health Plans, Inc.* (Health Care Providers & Services)	496	44,635
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,240	88,288
WEX, Inc.* (IT Services)	620	58,584
WGL Holdings, Inc. (Gas Utilities)	744	50,510

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Williams-Sonoma, Inc. (Specialty Retail)	1,116	$65,598
WisdomTree Investments, Inc. (Capital Markets)	2,976	32,409
Woodward, Inc. (Machinery)	620	33,610
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,364	85,332
TOTAL COMMON STOCKS (Cost $15,206,468)		18,829,453

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.20%-0.24%, dated 4/29/16, due 5/2/16, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES (Cost $15,209,468) - 100.2%		18,832,453
Net other assets (liabilities) - (0.2)%		(43,161)

NET ASSETS - 100.0%		$18,789,292

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$182,012	1.0%
Airlines	405,123	2.2%
Auto Components	75,580	0.4%
Automobiles	39,692	0.2%
Banks	992,920	5.3%
Beverages	19,354	0.1%
Biotechnology	130,448	0.7%
Building Products	537,417	2.9%
Capital Markets	428,604	2.3%
Chemicals	531,919	2.8%
Commercial Services & Supplies	424,601	2.3%
Communications Equipment	235,812	1.3%
Construction & Engineering	23,153	0.1%
Construction Materials	101,100	0.5%
Containers & Packaging	267,753	1.4%
Distributors	359,847	1.9%
Diversified Consumer Services	138,897	0.7%
Diversified Financial Services	607,224	3.2%
Electric Utilities	45,093	0.2%
Electrical Equipment	337,752	1.8%
Electronic Equipment, Instruments & Components	436,853	2.3%
Food & Staples Retailing	192,572	1.0%
Food Products	728,992	3.9%
Gas Utilities	188,646	1.0%
Health Care Equipment & Supplies	1,216,232	6.4%
Health Care Providers & Services	506,764	2.7%
Health Care Technology	29,909	0.2%
Hotels, Restaurants & Leisure	672,931	3.6%
Household Durables	488,296	2.6%
Household Products	32,357	0.2%
Insurance	463,502	2.5%
Internet Software & Services	198,776	1.1%
IT Services	1,005,297	5.3%
Leisure Products	215,905	1.1%
Life Sciences Tools & Services	547,961	2.9%
Machinery	628,990	3.3%
Media	274,304	1.5%
Metals & Mining	37,180	0.2%
Paper & Forest Products	42,160	0.2%
Personal Products	66,068	0.4%
Pharmaceuticals	178,699	1.0%
Professional Services	53,547	0.3%
Real Estate Investment Trusts	2,077,073	11.0%
Real Estate Management & Development	190,228	1.0%
Road & Rail	57,331	0.3%
Semiconductors & Semiconductor Equipment	336,724	1.8%
Software	1,487,971	7.8%
Specialty Retail	108,522	0.6%
Textiles, Apparel & Luxury Goods	292,153	1.6%
Thrifts & Mortgage Finance	36,144	0.2%
Trading Companies & Distributors	66,697	0.4%
Water Utilities	86,368	0.5%
Other **	(40,161)	(0.2)%
Total	$18,789,292	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (99.6%)
A. Schulman, Inc. (Chemicals)	8,404	$234,388
AAR Corp. (Aerospace & Defense)	9,550	229,582
Abaxis, Inc. (Health Care Equipment & Supplies)	2,292	103,873
ABM Industries, Inc. (Commercial Services & Supplies)	16,044	516,135
Actuant Corp. - Class A (Machinery)	16,808	448,942
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	1,146	78,066
ADTRAN, Inc. (Communications Equipment)	14,134	273,069
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	4,202	135,935
Aegion Corp.* (Construction & Engineering)	10,314	218,966
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	5,348	96,906
Aerovironment, Inc.* (Aerospace & Defense)	5,730	165,482
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	2,674	28,558
Agree Realty Corp. (Real Estate Investment Trusts)	2,292	88,884
Air Methods Corp.* (Health Care Providers & Services)	4,584	169,516
AK Steel Holding Corp.* (Metals & Mining)	25,594	119,780
Albany International Corp. - Class A (Machinery)	4,202	169,299
ALLETE, Inc. (Electric Utilities)	13,370	751,261
AMAG Pharmaceuticals, Inc.* (Biotechnology)	4,584	121,568
Amedisys, Inc.* (Health Care Providers & Services)	3,438	177,023
American Assets Trust, Inc. (Real Estate Investment Trusts)	3,438	136,385
American Equity Investment Life Holding Co. (Insurance)	23,684	331,576
American Public Education, Inc.* (Diversified Consumer Services)	4,584	106,165
American Science & Engineering, Inc. (Aerospace & Defense)	1,146	32,833
American States Water Co. (Water Utilities)	3,820	159,256
American Vanguard Corp.* (Chemicals)	3,820	63,221
Analogic Corp. (Health Care Equipment & Supplies)	1,910	150,871
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	7,640	93,590
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,146	52,109
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	1,528	69,768
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	8,022	499,772
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	11,460	525,211
ArcBest Corp. (Road & Rail)	6,876	131,263
Archrock, Inc. (Energy Equipment & Services)	19,864	195,660
Arctic Cat, Inc. (Leisure Products)	3,820	63,527
Asbury Automotive Group, Inc.* (Specialty Retail)	3,820	231,568
Astec Industries, Inc. (Machinery)	5,348	258,843
Astoria Financial Corp. (Thrifts & Mortgage Finance)	26,358	396,424
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	1,528	109,878
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	7,258	289,885
Atwood Oceanics, Inc. (Energy Equipment & Services)	16,808	162,365
Avista Corp. (Multi-Utilities)	17,954	719,417
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,528	108,992
Banc of California, Inc. (Banks)	3,438	69,963
Barnes & Noble Education, Inc.* (Specialty Retail)	11,078	103,690
Barnes & Noble, Inc. (Specialty Retail)	17,572	206,471
Barnes Group, Inc. (Machinery)	6,876	223,401
Basic Energy Services, Inc.* (Energy Equipment & Services)	11,078	35,450
Bel Fuse, Inc. - Class B (Communications Equipment)	2,674	44,549
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	19,100	174,956
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	14,516	281,901
Big 5 Sporting Goods Corp. (Specialty Retail)	5,348	64,657
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	382	142,845
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	14,516	115,547
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	2,292	102,223
Black Box Corp. (Communications Equipment)	4,584	67,018
Blucora, Inc.* (Internet Software & Services)	11,842	94,855
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	5,730	260,944
Boise Cascade Co.* (Paper & Forest Products)	11,078	231,198
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,842	45,947
Boston Private Financial Holdings, Inc. (Banks)	24,066	294,087
Bottomline Technologies, Inc.* (Software)	4,966	121,965
Brady Corp. - Class A (Commercial Services & Supplies)	6,876	182,145
Briggs & Stratton Corp. (Machinery)	12,606	266,869
Bristow Group, Inc. (Energy Equipment & Services)	9,932	227,641
Brookline Bancorp, Inc. (Banks)	8,022	91,290
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	19,864	187,913
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	6,876	288,036
CACI International, Inc.* - Class A (IT Services)	6,876	661,127

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Calamos Asset Management, Inc. - Class A (Capital Markets)	4,966	$40,920
CalAmp Corp.* (Communications Equipment)	4,202	62,904
Caleres, Inc. (Specialty Retail)	12,606	317,797
Calgon Carbon Corp. (Chemicals)	14,516	237,917
California Water Service Group (Water Utilities)	10,314	288,070
Callaway Golf Co. (Leisure Products)	9,550	89,197
Capella Education Co. (Diversified Consumer Services)	3,056	169,028
Capstead Mortgage Corp. (Real Estate Investment Trusts)	27,504	267,339
CARBO Ceramics, Inc. (Energy Equipment & Services)	5,730	85,091
Cardinal Financial Corp. (Banks)	2,674	59,176
Cardtronics, Inc.* (IT Services)	3,820	150,584
Career Education Corp.* (Diversified Consumer Services)	19,482	104,034
CareTrust REIT, Inc. (Real Estate Investment Trusts)	3,820	48,590
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	6,112	216,182
Cash America International, Inc. (Consumer Finance)	6,876	254,137
CDI Corp. (Professional Services)	4,202	30,044
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	8,404	58,156
Celadon Group, Inc. (Road & Rail)	8,022	80,782
Central Garden & Pet Co.* (Household Products)	2,674	43,506
Central Garden & Pet Co.* - Class A (Household Products)	9,550	155,569
Central Pacific Financial Corp. (Banks)	3,438	80,243
Century Aluminum Co.* (Metals & Mining)	14,134	124,662
Chart Industries, Inc.* (Machinery)	8,786	226,152
Checkpoint Systems, Inc.* (Electronic Equipment, Instruments & Components)	11,842	119,841
Chesapeake Lodging Trust (Real Estate Investment Trusts)	17,190	423,390
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,910	58,331
Ciber, Inc.* (IT Services)	20,628	47,857
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	21,010	80,258
CIRCOR International, Inc. (Machinery)	4,584	258,767
City Holding Co. (Banks)	1,910	93,819
Clearwater Paper Corp.* (Paper & Forest Products)	4,966	296,668
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	17,572	38,834
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	4,202	162,617
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	3,056	285,430
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	2,674	30,911
Columbia Banking System, Inc. (Banks)	4,584	135,182
Community Bank System, Inc. (Banks)	5,730	226,736
Computer Programs & Systems, Inc. (Health Care Technology)	1,528	78,432
Comtech Telecommunications Corp. (Communications Equipment)	4,584	110,933
CONMED Corp. (Health Care Equipment & Supplies)	3,056	126,580
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	8,022	189,641
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	4,966	62,472
Core-Mark Holding Co., Inc. (Distributors)	3,056	249,553
Cousins Properties, Inc. (Real Estate Investment Trusts)	24,448	253,037
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	21,010	175,434
CryoLife, Inc. (Health Care Equipment & Supplies)	3,820	47,368
CSG Systems International, Inc. (IT Services)	2,292	101,719
CTS Corp. (Electronic Equipment, Instruments & Components)	9,550	158,244
Cubic Corp. (Aerospace & Defense)	6,112	254,076
CVB Financial Corp. (Banks)	9,168	157,506
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	11,078	96,379
Darling Ingredients, Inc.* (Food Products)	47,368	686,362
DHI Group, Inc.* (Internet Software & Services)	4,202	29,876
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	26,740	238,253
Digi International, Inc.* (Communications Equipment)	3,056	32,302
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	8,786	159,114
DineEquity, Inc. (Hotels, Restaurants & Leisure)	2,674	229,964
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	11,078	206,272
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	1,910	57,854
Dorman Products, Inc.* (Auto Components)	3,056	164,382
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	6,112	58,064
DTS, Inc.* (Electronic Equipment, Instruments & Components)	2,292	50,011
DXP Enterprises, Inc.* (Trading Companies & Distributors)	3,820	83,467
EastGroup Properties, Inc. (Real Estate Investment Trusts)	4,202	251,070
Echo Global Logistics, Inc.* (Air Freight & Logistics)	7,258	169,619
eHealth, Inc.* (Insurance)	3,056	34,197
El Paso Electric Co. (Electric Utilities)	11,842	534,074
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	8,022	56,555
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	4,202	167,407
EMCOR Group, Inc. (Construction & Engineering)	17,572	851,892

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Enanta Pharmaceuticals, Inc.* (Biotechnology)	3,820	$111,544
Encore Capital Group, Inc.* (Consumer Finance)	6,876	193,559
Encore Wire Corp. (Electrical Equipment)	6,112	233,784
EnerSys (Electrical Equipment)	12,606	735,811
Engility Holdings, Inc.* (Aerospace & Defense)	4,966	97,681
Enova International, Inc.* (Consumer Finance)	7,640	67,308
EnPro Industries, Inc. (Machinery)	6,494	380,419
Epiq Systems, Inc. (Software)	9,168	135,411
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	764	61,418
Era Group, Inc.* (Energy Equipment & Services)	5,730	54,607
ESCO Technologies, Inc. (Machinery)	3,820	146,994
Essendant, Inc. (Commercial Services & Supplies)	10,696	329,330
Ethan Allen Interiors, Inc. (Household Durables)	7,258	247,063
ExamWorks Group, Inc.* (Health Care Providers & Services)	5,730	206,567
Exar Corp.* (Semiconductors & Semiconductor Equipment)	7,258	44,274
Express, Inc.* (Specialty Retail)	20,628	375,017
Exterran Corp.* (Energy Equipment & Services)	9,932	151,960
EZCORP, Inc.* - Class A (Consumer Finance)	14,898	73,745
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,966	144,213
Federal Signal Corp. (Machinery)	5,348	73,214
First BanCorp.* (Banks)	33,616	131,102
First Cash Financial Services, Inc. (Consumer Finance)	8,022	366,847
First Commonwealth Financial Corp. (Banks)	8,786	80,655
First Financial Bancorp (Banks)	17,572	342,654
First NBC Bank Holding Co.* (Banks)	1,910	41,523
Five Below, Inc.* (Specialty Retail)	9,168	382,306
Flotek Industries, Inc.* (Chemicals)	15,280	144,396
Forestar Group, Inc.* (Real Estate Management & Development)	5,348	72,198
Forrester Research, Inc. (IT Services)	1,146	38,529
Forward Air Corp. (Air Freight & Logistics)	2,674	121,881
Franklin Electric Co., Inc. (Machinery)	6,494	205,145
Franklin Street Properties Corp. (Real Estate Investment Trusts)	25,594	271,808
Fred’s, Inc. - Class A (Multiline Retail)	9,932	145,703
FTD Cos., Inc.* (Internet & Catalog Retail)	5,348	148,727
FutureFuel Corp. (Chemicals)	6,494	72,993
G & K Services, Inc. - Class A (Commercial Services & Supplies)	3,056	215,906
Gannett Co., Inc. (Media)	33,234	559,992
General Cable Corp. (Electrical Equipment)	14,134	221,056
Genesco, Inc.* (Specialty Retail)	6,494	449,256
Geospace Technologies Corp.* (Energy Equipment & Services)	3,820	62,495
Getty Realty Corp. (Real Estate Investment Trusts)	2,292	45,107
Gibraltar Industries, Inc.* (Building Products)	4,584	121,247
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	4,202	190,141
Glacier Bancorp, Inc. (Banks)	7,258	187,910
Government Properties Income Trust (Real Estate Investment Trusts)	13,752	260,188
Great Western Bancorp, Inc. (Banks)	6,494	204,691
Greatbatch, Inc.* (Health Care Equipment & Supplies)	2,674	93,055
Green Dot Corp.* - Class A (Consumer Finance)	12,988	288,723
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	10,314	186,684
Greenhill & Co., Inc. (Capital Markets)	5,348	117,763
Group 1 Automotive, Inc. (Specialty Retail)	6,494	427,565
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	3,820	28,688
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	7,258	49,209
H.B. Fuller Co. (Chemicals)	14,516	649,155
Haemonetics Corp.* (Health Care Equipment & Supplies)	8,404	272,542
Harmonic, Inc.* (Communications Equipment)	21,774	75,338
Harsco Corp. (Machinery)	22,920	162,503
Harte-Hanks, Inc. (Media)	13,752	25,029
Haverty Furniture Cos., Inc. (Specialty Retail)	5,730	106,979
Hawkins, Inc. (Chemicals)	2,674	104,634
Haynes International, Inc. (Metals & Mining)	3,438	129,028
HCI Group, Inc. (Insurance)	1,146	34,334
HealthEquity, Inc.* (Health Care Providers & Services)	4,202	105,680
Healthways, Inc.* (Health Care Providers & Services)	9,168	106,807
Heartland Express, Inc. (Road & Rail)	8,404	152,196
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	28,650	247,249
Hibbett Sports, Inc.* (Specialty Retail)	6,494	234,433
Hillenbrand, Inc. (Machinery)	5,730	173,676
HMS Holdings Corp.* (Health Care Technology)	24,066	406,475
Horace Mann Educators Corp. (Insurance)	11,460	356,407
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	9,168	107,632
Hub Group, Inc.* - Class A (Air Freight & Logistics)	9,932	382,581
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	13,752	116,617
ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,146	113,844
Independent Bank Corp. (Banks)	2,292	107,793
Infinity Property & Casualty Corp. (Insurance)	3,056	244,969
Innophos Holdings, Inc. (Chemicals)	5,730	211,781

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inogen, Inc.* (Health Care Equipment & Supplies)	1,528	$74,658
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	10,696	264,298
Insperity, Inc. (Professional Services)	1,910	100,791
Inter Parfums, Inc. (Personal Products)	4,966	152,059
Interactive Brokers Group, Inc. - Class A (Capital Markets)	5,348	203,225
Interactive Intelligence Group, Inc.* (Software)	2,674	99,393
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	11,078	156,421
INTL FCStone, Inc.* (Capital Markets)	4,584	125,143
Intrepid Potash, Inc.* (Chemicals)	16,044	20,536
Invacare Corp. (Health Care Equipment & Supplies)	8,786	98,755
Investment Technology Group, Inc. (Capital Markets)	4,202	82,023
Iridium Communications, Inc.* (Diversified Telecommunication Services)	23,302	188,047
iRobot Corp.* (Household Durables)	4,584	171,350
Itron, Inc.* (Electronic Equipment, Instruments & Components)	11,078	455,527
Ixia* (Communications Equipment)	6,494	65,719
J & J Snack Foods Corp. (Food Products)	1,528	154,527
Kaiser Aluminum Corp. (Metals & Mining)	1,910	181,125
Kaman Corp. - Class A (Trading Companies & Distributors)	7,640	321,568
KapStone Paper & Packaging Corp. (Paper & Forest Products)	8,404	133,540
Kelly Services, Inc. - Class A (Professional Services)	8,404	157,743
Kindred Healthcare, Inc. (Health Care Providers & Services)	24,066	355,214
Kirkland’s, Inc. (Specialty Retail)	4,584	75,269
Kite Realty Group Trust (Real Estate Investment Trusts)	24,066	655,317
Knight Transportation, Inc. (Road & Rail)	9,168	243,594
Koppers Holdings, Inc.* (Chemicals)	5,730	143,995
Kraton Performance Polymers, Inc.* (Chemicals)	8,786	199,530
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	11,078	192,868
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	20,246	217,037
Landauer, Inc. (Health Care Providers & Services)	764	26,541
La-Z-Boy, Inc. (Household Durables)	7,258	187,764
Lexington Realty Trust (Real Estate Investment Trusts)	61,120	536,634
Lindsay Corp. (Machinery)	3,056	233,662
Liquidity Services, Inc.* (Internet Software & Services)	6,876	38,368
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	1,910	222,477
LivePerson, Inc.* (Internet Software & Services)	9,168	55,466
LSB Industries, Inc.* (Chemicals)	5,730	75,407
LTC Properties, Inc. (Real Estate Investment Trusts)	4,202	194,931
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	7,640	113,912
Lumentum Holdings, Inc.* (Communications Equipment)	8,022	202,957
Lumos Networks Corp.* (Diversified Telecommunication Services)	6,494	82,799
M/I Homes, Inc.* (Household Durables)	3,820	76,782
Magellan Health, Inc.* (Health Care Providers & Services)	7,258	511,398
ManTech International Corp. - Class A (IT Services)	6,876	232,409
MarineMax, Inc.* (Specialty Retail)	3,056	58,095
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	7,258	454,642
Marten Transport, Ltd. (Road & Rail)	6,876	128,306
Materion Corp. (Metals & Mining)	5,730	166,113
Matrix Service Co.* (Energy Equipment & Services)	3,820	71,969
MB Financial, Inc. (Banks)	7,258	252,288
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	37,054	493,189
Medifast, Inc. (Personal Products)	1,528	48,178
Mercury Systems, Inc.* (Aerospace & Defense)	3,438	72,267
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	3,820	73,000
MicroStrategy, Inc.* - Class A (Software)	1,146	205,500
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,640	273,970
Mobile Mini, Inc. (Commercial Services & Supplies)	6,112	197,112
Monotype Imaging Holdings, Inc. (Software)	4,584	100,986
Monster Worldwide, Inc.* (Internet Software & Services)	12,606	40,339
Moog, Inc.* - Class A (Aerospace & Defense)	9,550	466,612
Motorcar Parts of America, Inc.* (Auto Components)	2,292	73,504
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	4,584	129,315
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	2,292	128,856
Mueller Industries, Inc. (Machinery)	16,426	518,404
Myers Industries, Inc. (Containers & Packaging)	6,494	87,539
MYR Group, Inc.* (Construction & Engineering)	5,730	146,172
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	4,202	75,048
National Presto Industries, Inc. (Aerospace & Defense)	382	33,307
Navigant Consulting, Inc.* (Professional Services)	6,494	103,644
NBT Bancorp, Inc. (Banks)	6,112	173,214
Neenah Paper, Inc. (Paper & Forest Products)	1,910	124,322
NETGEAR, Inc.* (Communications Equipment)	3,438	145,771

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Newpark Resources, Inc.* (Energy Equipment & Services)	24,066	$112,388
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	8,022	43,800
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	29,414	412,384
Northwest Natural Gas Co. (Gas Utilities)	8,022	413,454
NorthWestern Corp. (Multi-Utilities)	13,752	781,663
OFG Bancorp (Banks)	12,606	111,311
Old National Bancorp (Banks)	38,964	522,118
Olympic Steel, Inc. (Metals & Mining)	2,674	60,486
Orion Marine Group, Inc.* (Construction & Engineering)	8,022	46,848
Oritani Financial Corp. (Thrifts & Mortgage Finance)	3,438	59,581
Outerwall, Inc. (Specialty Retail)	1,910	78,902
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,910	126,862
P.H. Glatfelter Co. (Paper & Forest Products)	12,606	289,056
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	5,730	93,456
Parkway Properties, Inc. (Real Estate Investment Trusts)	23,302	383,318
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,820	239,859
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	12,224	280,419
Perficient, Inc.* (IT Services)	4,966	103,690
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	3,438	65,494
PetMed Express, Inc. (Internet & Catalog Retail)	2,292	41,944
PharMerica Corp.* (Health Care Providers & Services)	8,786	207,701
Pioneer Energy Services Corp.* (Energy Equipment & Services)	18,718	58,213
Piper Jaffray Cos.* (Capital Markets)	4,202	175,265
Plexus Corp.* (Electronic Equipment, Instruments & Components)	9,550	398,808
Powell Industries, Inc. (Electrical Equipment)	2,674	83,215
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	3,056	147,452
PRA Group, Inc.* (Consumer Finance)	4,966	164,772
ProAssurance Corp. (Insurance)	6,876	328,191
Progress Software Corp.* (Software)	5,730	146,230
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	17,190	343,456
PS Business Parks, Inc. (Real Estate Investment Trusts)	2,292	219,482
QLogic Corp.* (Electronic Equipment, Instruments & Components)	23,684	310,024
Quaker Chemical Corp. (Chemicals)	1,910	170,105
Quality Systems, Inc. (Health Care Technology)	5,730	80,678
Qualys, Inc.* (Software)	1,910	48,094
Quanex Building Products Corp. (Building Products)	3,820	71,969
QuinStreet, Inc.* (Internet Software & Services)	10,314	36,305
Rayonier Advanced Materials, Inc. (Chemicals)	12,224	125,296
RE/MAX Holdings, Inc. (Real Estate Management & Development)	3,438	126,518
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	1,910	123,883
Regis Corp.* (Diversified Consumer Services)	11,078	151,436
Rent-A-Center, Inc. (Specialty Retail)	15,280	224,616
Resources Connection, Inc. (Professional Services)	4,202	62,064
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	1,528	83,077
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	14,134	14,275
Roadrunner Transportation Systems, Inc.* (Road & Rail)	8,786	103,851
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	8,022	258,228
Rogers Corp.* (Electronic Equipment, Instruments & Components)	5,348	306,761
Rovi Corp.* (Software)	23,684	417,311
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	17,954	78,998
Ruckus Wireless, Inc.* (Communications Equipment)	15,662	215,196
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	3,056	42,387
S&T Bancorp, Inc. (Banks)	3,438	88,253
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	18,718	394,763
Safety Insurance Group, Inc. (Insurance)	4,202	237,875
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	3,438	40,018
Saia, Inc.* (Road & Rail)	7,258	209,901
Sanderson Farms, Inc. (Food Products)	5,730	525,670
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	22,156	523,990
Saul Centers, Inc. (Real Estate Investment Trusts)	1,146	60,944
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	7,640	310,795
Scholastic Corp. (Media)	7,640	277,943
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	8,786	302,150
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	6,112	80,678
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	7,640	75,789
SEACOR Holdings, Inc.* (Energy Equipment & Services)	4,584	269,401
Select Comfort Corp.* (Specialty Retail)	5,348	131,989
Select Medical Holdings Corp. (Health Care Providers & Services)	30,178	403,782
Selective Insurance Group, Inc. (Insurance)	7,640	265,184
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	11,460	247,994

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Seneca Foods Corp.* - Class A (Food Products)	1,910	$62,247
Simpson Manufacturing Co., Inc. (Building Products)	4,584	172,358
Sizmek, Inc.* (Media)	5,730	15,185
SkyWest, Inc. (Airlines)	14,898	350,103
Sonic Automotive, Inc. - Class A (Specialty Retail)	8,404	157,659
South Jersey Industries, Inc. (Gas Utilities)	19,864	554,404
Southside Bancshares, Inc. (Banks)	6,876	200,848
Southwest Gas Corp. (Gas Utilities)	13,752	892,642
SpartanNash Co. (Food & Staples Retailing)	10,696	296,280
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	11,460	81,251
Spire, Inc. (Gas Utilities)	12,606	806,280
Spok Holdings, Inc. (Wireless Telecommunication Services)	6,112	103,843
SPX Corp. (Machinery)	12,224	196,806
SPX FLOW, Inc.* (Machinery)	11,842	354,786
Stage Stores, Inc. (Specialty Retail)	8,786	64,665
Standard Motor Products, Inc. (Auto Components)	5,730	203,473
Standex International Corp. (Machinery)	1,146	87,887
Stein Mart, Inc. (Specialty Retail)	8,404	60,845
Stepan Co. (Chemicals)	5,348	327,779
Sterling Bancorp (Banks)	11,460	187,256
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	8,022	280,849
Stewart Information Services Corp. (Insurance)	6,494	226,121
Stillwater Mining Co.* (Metals & Mining)	34,762	424,096
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	11,842	11,606
Strayer Education, Inc.* (Diversified Consumer Services)	3,056	151,700
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	6,876	78,386
SunCoke Energy, Inc. (Metals & Mining)	18,336	136,236
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	5,348	143,915
Superior Industries International, Inc. (Auto Components)	6,494	169,623
Sykes Enterprises, Inc.* (IT Services)	3,438	100,218
Tailored Brands, Inc. (Specialty Retail)	13,752	239,560
Tangoe, Inc.* (Software)	10,696	94,339
TeleTech Holdings, Inc. (IT Services)	1,146	31,847
Tennant Co. (Machinery)	2,674	142,818
Tesco Corp. (Energy Equipment & Services)	11,460	108,412
Tetra Tech, Inc. (Commercial Services & Supplies)	16,808	494,155
TETRA Technologies, Inc.* (Energy Equipment & Services)	10,696	77,011
Texas Capital Bancshares, Inc.* (Banks)	5,730	262,549
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	4,584	186,660
The Andersons, Inc. (Food & Staples Retailing)	7,640	256,016
The Brink’s Co. (Commercial Services & Supplies)	14,134	478,295
The Buckle, Inc. (Specialty Retail)	8,022	232,157
The Cato Corp. - Class A (Specialty Retail)	7,640	279,548
The Chemours Co. (Chemicals)	52,334	477,285
The Children’s Place, Inc. (Specialty Retail)	5,730	446,424
The E.W. Scripps Co.* - Class A (Media)	8,404	127,573
The Ensign Group, Inc. (Health Care Providers & Services)	4,202	94,797
The Finish Line, Inc. - Class A (Specialty Retail)	12,606	248,969
The GEO Group, Inc. (Real Estate Investment Trusts)	21,392	685,185
The Greenbrier Cos., Inc. (Machinery)	7,640	229,124
The Marcus Corp. (Hotels, Restaurants & Leisure)	2,292	44,350
The Medicines Co.* (Pharmaceuticals)	8,022	285,503
The Navigators Group, Inc.* (Insurance)	3,056	252,456
The Providence Service Corp.* (Health Care Providers & Services)	1,528	76,156
Tidewater, Inc. (Energy Equipment & Services)	13,370	117,121
TimkenSteel Corp. (Metals & Mining)	11,078	141,134
Titan International, Inc. (Machinery)	12,606	83,578
Tompkins Financial Corp. (Banks)	1,146	74,880
TopBuild Corp.* (Household Durables)	4,584	143,112
Tredegar Corp. (Chemicals)	7,258	115,838
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	27,504	176,301
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	18,718	122,041
Tuesday Morning Corp.* (Multiline Retail)	12,606	109,420
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	8,022	214,027
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,730	146,402
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	7,640	165,712
UMB Financial Corp. (Banks)	12,224	681,488
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	4,202	108,244
UniFirst Corp. (Commercial Services & Supplies)	4,584	496,814
Unit Corp.* (Energy Equipment & Services)	14,516	183,773
United Bankshares, Inc. (Banks)	8,404	325,151
United Community Banks, Inc. (Banks)	4,966	99,966
United Fire Group, Inc. (Insurance)	2,674	119,849
United Insurance Holdings Corp. (Insurance)	4,966	80,995
Universal Corp. (Tobacco)	6,494	354,248
Universal Electronics, Inc.* (Household Durables)	2,292	152,212
Universal Health Realty Income Trust (Real Estate Investment Trusts)	1,146	62,572
Universal Technical Institute, Inc. (Diversified Consumer Services)	6,112	24,142
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	3,438	70,685

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VASCO Data Security International, Inc.* (Software)	4,202	$72,821
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	11,460	210,979
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	5,730	100,504
Veritiv Corp.* (Trading Companies & Distributors)	2,292	94,018
Viad Corp. (Commercial Services & Supplies)	5,730	170,468
ViaSat, Inc.* (Communications Equipment)	4,966	380,892
Viavi Solutions, Inc.* (Communications Equipment)	66,850	435,193
Vicor Corp.* (Electrical Equipment)	1,528	14,654
Virtus Investment Partners, Inc. (Capital Markets)	764	59,760
Vitamin Shoppe, Inc.* (Specialty Retail)	7,258	198,651
VOXX International Corp.* (Distributors)	5,730	25,728
WageWorks, Inc.* (Professional Services)	6,112	329,192
Watts Water Technologies, Inc. - Class A (Machinery)	4,584	256,108
Westamerica Bancorp (Banks)	4,202	204,721
Wilshire Bancorp, Inc. (Banks)	6,494	69,940
Winnebago Industries, Inc. (Automobiles)	3,438	74,398
Wintrust Financial Corp. (Banks)	13,752	715,380
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	28,650	542,917
World Acceptance Corp.* (Consumer Finance)	2,292	99,450
XO Group, Inc.* (Internet Software & Services)	2,674	47,223
Zumiez, Inc.* (Specialty Retail)	5,730	96,149
TOTAL COMMON STOCKS (Cost $86,017,990)		88,220,911

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $50,001	$50,000	$50,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,000)		50,000

TOTAL INVESTMENT SECURITIES (Cost $86,067,990) - 99.7%		88,270,911
Net other assets (liabilities) - 0.3%		279,077

NET ASSETS - 100.0%		$88,549,988

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,448,746	1.6%
Air Freight & Logistics	963,966	1.1%
Airlines	350,103	0.4%
Auto Components	610,982	0.7%
Automobiles	74,398	0.1%
Banks	6,273,693	7.1%
Biotechnology	314,363	0.4%
Building Products	365,574	0.4%
Capital Markets	804,099	0.9%
Chemicals	3,374,256	3.8%
Commercial Services & Supplies	3,080,360	3.5%
Communications Equipment	2,111,841	2.4%
Construction & Engineering	1,263,878	1.4%
Consumer Finance	1,508,541	1.7%
Containers & Packaging	87,539	0.1%
Distributors	275,281	0.3%
Diversified Consumer Services	706,505	0.8%
Diversified Telecommunication Services	813,240	0.9%
Electric Utilities	1,285,335	1.5%
Electrical Equipment	1,288,520	1.5%
Electronic Equipment, Instruments & Components	5,286,574	6.0%
Energy Equipment & Services	2,552,738	2.9%
Food & Staples Retailing	552,296	0.6%
Food Products	1,428,806	1.6%
Gas Utilities	2,666,780	3.0%
Health Care Equipment & Supplies	1,317,904	1.5%
Health Care Providers & Services	2,577,102	2.9%
Health Care Technology	565,585	0.6%
Hotels, Restaurants & Leisure	2,282,874	2.6%
Household Durables	978,283	1.1%
Household Products	199,075	0.2%
Insurance	2,512,154	2.8%
Internet & Catalog Retail	190,671	0.2%
Internet Software & Services	342,432	0.4%
IT Services	1,467,980	1.7%
Leisure Products	152,724	0.2%
Machinery	5,097,397	5.8%
Media	1,005,722	1.1%
Metals & Mining	1,482,660	1.7%
Multiline Retail	255,123	0.3%
Multi-Utilities	1,501,080	1.7%
Oil, Gas & Consumable Fuels	1,058,283	1.2%
Paper & Forest Products	1,376,934	1.6%
Personal Products	200,237	0.2%
Pharmaceuticals	458,308	0.5%
Professional Services	783,478	0.9%
Real Estate Investment Trusts	6,458,032	7.2%
Real Estate Management & Development	198,716	0.2%
Road & Rail	1,049,893	1.2%
Semiconductors & Semiconductor Equipment	2,331,984	2.6%
Software	1,442,050	1.6%
Specialty Retail	5,607,149	6.3%
Technology Hardware, Storage & Peripherals	311,322	0.4%
Textiles, Apparel & Luxury Goods	2,050,404	2.3%
Thrifts & Mortgage Finance	1,547,260	1.7%
Tobacco	354,248	0.4%
Trading Companies & Distributors	1,024,264	1.2%
Water Utilities	447,326	0.5%
Wireless Telecommunication Services	103,843	0.1%
Other **	329,077	0.4%
Total	$88,549,988	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (100.7%)
8x8, Inc.* (Diversified Telecommunication Services)	2,712	$30,754
AAON, Inc. (Building Products)	1,243	32,964
Abaxis, Inc. (Health Care Equipment & Supplies)	452	20,485
Acadia Realty Trust (Real Estate Investment Trusts)	2,147	72,354
Aceto Corp. (Health Care Providers & Services)	904	20,277
Acorda Therapeutics, Inc.* (Biotechnology)	1,469	37,974
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	226	15,395
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	791	25,589
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,469	26,618
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	226	2,414
Agree Realty Corp. (Real Estate Investment Trusts)	339	13,146
Air Methods Corp.* (Health Care Providers & Services)	565	20,894
AK Steel Holding Corp.* (Metals & Mining)	2,712	12,692
Albany International Corp. - Class A (Machinery)	452	18,211
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	791	11,905
Allegiant Travel Co. (Airlines)	452	72,577
Almost Family, Inc.* (Health Care Providers & Services)	226	9,494
AMAG Pharmaceuticals, Inc.* (Biotechnology)	565	14,984
Amedisys, Inc.* (Health Care Providers & Services)	452	23,273
American Assets Trust, Inc. (Real Estate Investment Trusts)	791	31,379
American Science & Engineering, Inc. (Aerospace & Defense)	113	3,237
American States Water Co. (Water Utilities)	678	28,266
American Vanguard Corp.* (Chemicals)	339	5,610
American Woodmark Corp.* (Building Products)	452	32,924
Ameris Bancorp (Banks)	904	28,386
AMERISAFE, Inc. (Insurance)	565	30,442
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,469	52,164
Analogic Corp. (Health Care Equipment & Supplies)	226	17,852
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	113	5,138
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	226	10,319
Apogee Enterprises, Inc. (Building Products)	904	37,462
Asbury Automotive Group, Inc.* (Specialty Retail)	339	20,550
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	113	8,126
AZZ, Inc. (Electrical Equipment)	791	43,442
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,808	36,829
B&G Foods, Inc. - Class A (Food Products)	1,921	79,164
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	339	24,181
Balchem Corp. (Chemicals)	1,017	62,403
Banc of California, Inc. (Banks)	1,017	20,696
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,356	10,956
Banner Corp. (Banks)	678	29,005
Barnes Group, Inc. (Machinery)	904	29,371
BBCN Bancorp, Inc. (Banks)	2,486	38,831
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	678	6,210
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	339	15,119
Blackbaud, Inc. (Software)	1,469	90,740
Blue Nile, Inc. (Internet & Catalog Retail)	339	8,739
Bottomline Technologies, Inc.* (Software)	678	16,652
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	2,486	46,339
Brady Corp. - Class A (Commercial Services & Supplies)	678	17,960
Brookline Bancorp, Inc. (Banks)	1,356	15,431
CalAmp Corp.* (Communications Equipment)	678	10,150
Calavo Growers, Inc. (Food Products)	452	25,841
California Water Service Group (Water Utilities)	339	9,468
Callaway Golf Co. (Leisure Products)	1,921	17,942
Cal-Maine Foods, Inc. (Food Products)	1,017	51,623
Cambrex Corp.* (Life Sciences Tools & Services)	1,017	49,060
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,130	75,699
Cardinal Financial Corp. (Banks)	678	15,004
Cardtronics, Inc.* (IT Services)	1,017	40,090
CareTrust REIT, Inc. (Real Estate Investment Trusts)	1,130	14,374
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,017	35,971
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	1,469	10,165
Central Pacific Financial Corp. (Banks)	565	13,187
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	678	15,635
Chemed Corp. (Health Care Providers & Services)	565	73,325
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	339	10,353
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	4,181	15,971
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,921	69,348
City Holding Co. (Banks)	226	11,101
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	791	30,612
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	452	42,217

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	452	$5,225
Columbia Banking System, Inc. (Banks)	1,356	39,988
Comfort Systems USA, Inc. (Construction & Engineering)	1,130	33,324
Community Bank System, Inc. (Banks)	791	31,300
Computer Programs & Systems, Inc. (Health Care Technology)	113	5,800
CONMED Corp. (Health Care Equipment & Supplies)	452	18,722
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	678	16,028
Core-Mark Holding Co., Inc. (Distributors)	339	27,683
CoreSite Realty Corp. (Real Estate Investment Trusts)	904	67,737
CorVel Corp.* (Health Care Providers & Services)	339	15,323
Cousins Properties, Inc. (Real Estate Investment Trusts)	3,616	37,426
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	1,243	47,073
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,017	12,641
CryoLife, Inc. (Health Care Equipment & Supplies)	339	4,204
CSG Systems International, Inc. (IT Services)	791	35,105
CVB Financial Corp. (Banks)	2,034	34,944
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	678	33,181
Deltic Timber Corp. (Paper & Forest Products)	339	21,188
Depomed, Inc.* (Pharmaceuticals)	1,921	33,387
DHI Group, Inc.* (Internet Software & Services)	904	6,427
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	3,390	30,205
Digi International, Inc.* (Communications Equipment)	452	4,778
DineEquity, Inc. (Hotels, Restaurants & Leisure)	226	19,436
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	904	27,382
Dorman Products, Inc.* (Auto Components)	678	36,470
Drew Industries, Inc. (Auto Components)	791	51,280
DTS, Inc.* (Electronic Equipment, Instruments & Components)	339	7,397
Dycom Industries, Inc.* (Construction & Engineering)	1,017	71,800
EastGroup Properties, Inc. (Real Estate Investment Trusts)	565	33,759
Ebix, Inc. (Software)	791	38,063
Education Realty Trust, Inc. (Real Estate Investment Trusts)	1,921	76,397
eHealth, Inc.* (Insurance)	226	2,529
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,017	40,517
Emergent BioSolutions, Inc.* (Biotechnology)	904	34,822
Employers Holdings, Inc. (Insurance)	1,017	30,205
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	113	9,084
ESCO Technologies, Inc. (Machinery)	452	17,393
Evercore Partners, Inc. - Class A (Capital Markets)	1,243	64,188
ExamWorks Group, Inc.* (Health Care Providers & Services)	565	20,368
Exar Corp.* (Semiconductors & Semiconductor Equipment)	678	4,136
ExlService Holdings, Inc.* (IT Services)	1,017	49,212
Exponent, Inc. (Professional Services)	791	39,423
Fabrinet* (Electronic Equipment, Instruments & Components)	904	28,901
Federal Signal Corp. (Machinery)	1,356	18,564
Financial Engines, Inc. (Capital Markets)	1,582	50,956
First Commonwealth Financial Corp. (Banks)	1,808	16,597
First Financial Bankshares, Inc. (Banks)	2,034	65,861
First Midwest Bancorp, Inc. (Banks)	2,373	43,853
First NBC Bank Holding Co.* (Banks)	339	7,370
Five Below, Inc.* (Specialty Retail)	678	28,273
Forestar Group, Inc.* (Real Estate Management & Development)	452	6,102
Forrester Research, Inc. (IT Services)	113	3,799
Forward Air Corp. (Air Freight & Logistics)	678	30,903
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	1,695	30,086
Francesca’s Holdings Corp.* (Specialty Retail)	1,243	20,634
Franklin Electric Co., Inc. (Machinery)	452	14,279
G & K Services, Inc. - Class A (Commercial Services & Supplies)	339	23,950
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	904	15,278
Gentherm, Inc.* (Auto Components)	1,130	41,516
Getty Realty Corp. (Real Estate Investment Trusts)	565	11,119
Gibraltar Industries, Inc.* (Building Products)	452	11,955
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	791	35,792
Glacier Bancorp, Inc. (Banks)	1,582	40,958
Government Properties Income Trust (Real Estate Investment Trusts)	678	12,828
Great Western Bancorp, Inc. (Banks)	904	28,494
Greatbatch, Inc.* (Health Care Equipment & Supplies)	452	15,730
Greenhill & Co., Inc. (Capital Markets)	339	7,465
Griffon Corp. (Building Products)	1,130	17,865
Haemonetics Corp.* (Health Care Equipment & Supplies)	678	21,988
Hanmi Financial Corp. (Banks)	1,017	23,513
Hawaiian Holdings, Inc.* (Airlines)	1,469	61,801
HCI Group, Inc. (Insurance)	113	3,385
Headwaters, Inc.* (Construction Materials)	2,260	45,222
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,260	85,541
HealthEquity, Inc.* (Health Care Providers & Services)	565	14,210
HealthStream, Inc.* (Health Care Technology)	791	17,892

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heartland Express, Inc. (Road & Rail)	904	$16,371
Heidrick & Struggles International, Inc. (Professional Services)	565	11,147
Helen of Troy, Ltd.* (Household Durables)	904	89,974
HFF, Inc. - Class A (Capital Markets)	1,017	32,371
Hillenbrand, Inc. (Machinery)	1,356	41,100
Home BancShares, Inc. (Banks)	1,921	82,585
ICU Medical, Inc.* (Health Care Equipment & Supplies)	339	33,676
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,582	33,016
Impax Laboratories, Inc.* (Pharmaceuticals)	2,147	71,602
Independent Bank Corp. (Banks)	565	26,572
Innospec, Inc. (Chemicals)	791	38,253
Inogen, Inc.* (Health Care Equipment & Supplies)	226	11,042
Insperity, Inc. (Professional Services)	226	11,926
Installed Building Products, Inc.* (Household Durables)	565	15,018
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	904	64,021
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,243	47,234
Interactive Intelligence Group, Inc.* (Software)	226	8,400
Interface, Inc. (Commercial Services & Supplies)	2,034	34,619
Investment Technology Group, Inc. (Capital Markets)	565	11,029
iRobot Corp.* (Household Durables)	339	12,672
Ixia* (Communications Equipment)	1,243	12,579
J & J Snack Foods Corp. (Food Products)	339	34,283
John Bean Technologies Corp. (Machinery)	904	47,134
Kaiser Aluminum Corp. (Metals & Mining)	339	32,148
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,808	28,728
Knight Transportation, Inc. (Road & Rail)	904	24,020
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,921	3,189
Korn/Ferry International (Professional Services)	1,808	49,069
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	791	13,771
Landauer, Inc. (Health Care Providers & Services)	226	7,851
Lannett Co., Inc.* (Pharmaceuticals)	904	17,339
La-Z-Boy, Inc. (Household Durables)	791	20,463
LegacyTexas Financial Group, Inc. (Banks)	1,356	33,439
LendingTree, Inc.* (Thrifts & Mortgage Finance)	226	20,220
LHC Group, Inc.* (Health Care Providers & Services)	452	18,234
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	565	68,291
Lithia Motors, Inc. - Class A (Specialty Retail)	678	56,287
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	452	52,648
LivePerson, Inc.* (Internet Software & Services)	565	3,418
LogMeIn, Inc.* (Internet Software & Services)	791	47,223
LTC Properties, Inc. (Real Estate Investment Trusts)	678	31,452
Lumentum Holdings, Inc.* (Communications Equipment)	565	14,295
Luminex Corp.* (Life Sciences Tools & Services)	1,243	24,984
Lydall, Inc.* (Machinery)	565	20,786
M/I Homes, Inc.* (Household Durables)	339	6,814
MarineMax, Inc.* (Specialty Retail)	452	8,593
Masimo Corp.* (Health Care Equipment & Supplies)	1,356	58,783
Matrix Service Co.* (Energy Equipment & Services)	452	8,516
Matson, Inc. (Marine)	1,356	52,721
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,017	53,535
MB Financial, Inc. (Banks)	1,356	47,135
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	3,390	45,121
Medidata Solutions, Inc.* (Health Care Technology)	1,695	73,954
Medifast, Inc. (Personal Products)	113	3,563
Mercury Systems, Inc.* (Aerospace & Defense)	678	14,252
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	904	17,275
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,356	27,459
Meritage Homes Corp.* (Household Durables)	1,130	38,454
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,130	33,595
MicroStrategy, Inc.* - Class A (Software)	113	20,263
MiMedx Group, Inc.* (Biotechnology)	3,051	22,974
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	791	28,365
Mobile Mini, Inc. (Commercial Services & Supplies)	678	21,866
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,921	18,269
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	339	6,441
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,130	70,534
Monotype Imaging Holdings, Inc. (Software)	678	14,936
Monro Muffler Brake, Inc. (Specialty Retail)	1,017	70,396
Monster Worldwide, Inc.* (Internet Software & Services)	1,469	4,701
Motorcar Parts of America, Inc.* (Auto Components)	339	10,872
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	226	12,706
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	339	6,055
National Presto Industries, Inc. (Aerospace & Defense)	113	9,852
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,017	32,412

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navigant Consulting, Inc.* (Professional Services)	791	$12,624
NBT Bancorp, Inc. (Banks)	678	19,215
Neenah Paper, Inc. (Paper & Forest Products)	339	22,066
Nektar Therapeutics* (Pharmaceuticals)	4,181	65,558
Neogen Corp.* (Health Care Equipment & Supplies)	1,130	53,381
NETGEAR, Inc.* (Communications Equipment)	678	28,747
NIC, Inc. (Internet Software & Services)	1,921	34,021
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	791	4,319
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,243	19,714
Nutrisystem, Inc. (Internet & Catalog Retail)	904	19,906
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,582	83,750
Omnicell, Inc.* (Health Care Technology)	1,130	36,002
On Assignment, Inc.* (Professional Services)	1,469	52,973
Opus Bank (Banks)	565	20,408
Oritani Financial Corp. (Thrifts & Mortgage Finance)	791	13,708
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	565	28,753
Outerwall, Inc. (Specialty Retail)	339	14,004
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	226	15,011
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	904	51,158
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,017	63,857
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	791	18,146
Perficient, Inc.* (IT Services)	565	11,797
PetMed Express, Inc. (Internet & Catalog Retail)	339	6,204
PGT, Inc.* (Building Products)	1,469	15,380
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	565	11,718
Piedmont Natural Gas Co., Inc. (Gas Utilities)	2,486	148,663
Pinnacle Financial Partners, Inc. (Banks)	1,130	55,562
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	678	36,449
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	565	27,261
PRA Group, Inc.* (Consumer Finance)	904	29,995
ProAssurance Corp. (Insurance)	904	43,148
Progress Software Corp.* (Software)	1,017	25,954
Proto Labs, Inc.* (Machinery)	678	40,565
PS Business Parks, Inc. (Real Estate Investment Trusts)	339	32,463
Quaker Chemical Corp. (Chemicals)	226	20,128
Quality Systems, Inc. (Health Care Technology)	791	11,137
Qualys, Inc.* (Software)	565	14,227
Quanex Building Products Corp. (Building Products)	678	12,774
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,390	39,392
RE/MAX Holdings, Inc. (Real Estate Management & Development)	113	4,158
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	226	14,658
Repligen Corp.* (Biotechnology)	1,017	27,093
Resources Connection, Inc. (Professional Services)	678	10,014
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	3,051	60,013
RLI Corp. (Insurance)	1,130	70,264
Ruckus Wireless, Inc.* (Communications Equipment)	1,130	15,526
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	678	9,404
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,017	16,150
S&T Bancorp, Inc. (Banks)	678	17,404
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	339	3,946
Saul Centers, Inc. (Real Estate Investment Trusts)	226	12,019
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	904	11,933
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	678	6,726
Select Comfort Corp.* (Specialty Retail)	904	22,311
Selective Insurance Group, Inc. (Insurance)	1,017	35,300
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	791	17,117
ServisFirst Bancshares, Inc. (Banks)	678	33,412
Simmons First National Corp. - Class A (Banks)	904	42,217
Simpson Manufacturing Co., Inc. (Building Products)	791	29,742
Sonic Corp. (Hotels, Restaurants & Leisure)	1,469	50,490
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	565	4,006
Stamps.com, Inc.* (Internet Software & Services)	452	37,227
Standex International Corp. (Machinery)	226	17,332
Sterling Bancorp (Banks)	2,486	40,621
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	904	31,649
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	452	443
Sturm, Ruger & Co., Inc. (Leisure Products)	565	36,177
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,921	21,899
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	565	15,204
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,017	17,452
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	791	38,245
SurModics, Inc.* (Health Care Equipment & Supplies)	452	9,094
Sykes Enterprises, Inc.* (IT Services)	904	26,352
Synchronoss Technologies, Inc.* (Software)	1,243	38,620

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3,503	$25,292
Take-Two Interactive Software, Inc.* (Software)	2,599	88,834
Talmer Bancorp, Inc. - Class A (Banks)	1,921	37,267
TASER International, Inc.* (Aerospace & Defense)	1,695	30,951
TeleTech Holdings, Inc. (IT Services)	339	9,421
Tennant Co. (Machinery)	226	12,071
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	1,469	42,190
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,356	9,763
Texas Capital Bancshares, Inc.* (Banks)	791	36,244
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,469	59,819
The E.W. Scripps Co.* - Class A (Media)	678	10,292
The Ensign Group, Inc. (Health Care Providers & Services)	1,017	22,944
The Marcus Corp. (Hotels, Restaurants & Leisure)	339	6,560
The Medicines Co.* (Pharmaceuticals)	1,243	44,238
The Providence Service Corp.* (Health Care Providers & Services)	226	11,264
Tompkins Financial Corp. (Banks)	226	14,767
TopBuild Corp.* (Household Durables)	678	21,167
Trex Co., Inc.* (Building Products)	904	42,895
TrueBlue, Inc.* (Professional Services)	1,356	25,344
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	904	24,119
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	339	16,903
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,017	25,984
United Bankshares, Inc. (Banks)	1,130	43,720
United Community Banks, Inc. (Banks)	1,356	27,296
United Fire Group, Inc. (Insurance)	339	15,194
Universal Electronics, Inc.* (Household Durables)	226	15,009
Universal Forest Products, Inc. (Building Products)	678	51,969
Universal Health Realty Income Trust (Real Estate Investment Trusts)	226	12,340
Universal Insurance Holdings, Inc. (Insurance)	1,017	17,909
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	452	9,293
US Concrete, Inc.* (Construction Materials)	452	27,916
US Ecology, Inc. (Commercial Services & Supplies)	678	30,530
VASCO Data Security International, Inc.* (Software)	452	7,833
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	565	19,747
ViaSat, Inc.* (Communications Equipment)	904	69,336
Vicor Corp.* (Electrical Equipment)	339	3,251
Virtus Investment Partners, Inc. (Capital Markets)	113	8,839
Virtusa Corp.* (IT Services)	791	28,112
WageWorks, Inc.* (Professional Services)	452	24,345
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	791	17,442
Watts Water Technologies, Inc. - Class A (Machinery)	339	18,940
WD-40 Co. (Household Products)	452	46,240
Westamerica Bancorp (Banks)	339	16,516
Wilshire Bancorp, Inc. (Banks)	1,469	15,821
Winnebago Industries, Inc. (Automobiles)	452	9,781
World Wrestling Entertainment, Inc. - Class A (Media)	1,017	16,923
XO Group, Inc.* (Internet Software & Services)	452	7,982
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	1,017	30,408
TOTAL COMMON STOCKS (Cost $7,318,950)		9,691,557

TOTAL INVESTMENT SECURITIES (Cost $7,318,950) - 100.7%		9,691,557
Net other assets (liabilities) - (0.7)%		(68,305)

NET ASSETS - 100.0%		$9,623,252

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$84,910	0.9%
Air Freight & Logistics	30,903	0.3%
Airlines	134,378	1.4%
Auto Components	140,138	1.5%
Automobiles	9,781	0.1%
Banks	1,114,720	11.5%
Biotechnology	228,413	2.4%
Building Products	285,930	3.0%
Capital Markets	222,082	2.3%
Chemicals	126,394	1.3%
Commercial Services & Supplies	268,001	2.8%
Communications Equipment	155,411	1.6%
Construction & Engineering	105,124	1.1%
Construction Materials	73,138	0.8%
Consumer Finance	29,995	0.3%
Distributors	27,683	0.3%
Diversified Telecommunication Services	116,769	1.2%
Electrical Equipment	46,693	0.5%
Electronic Equipment, Instruments & Components	274,912	2.9%
Energy Equipment & Services	44,263	0.5%
Food Products	190,911	2.0%
Gas Utilities	148,663	1.5%
Health Care Equipment & Supplies	659,228	6.8%
Health Care Providers & Services	420,187	4.4%
Health Care Technology	144,785	1.5%
Hotels, Restaurants & Leisure	359,678	3.7%
Household Durables	219,571	2.3%
Household Products	46,240	0.5%
Insurance	248,376	2.6%
Internet & Catalog Retail	34,849	0.4%
Internet Software & Services	140,999	1.5%
IT Services	203,888	2.1%
Leisure Products	54,119	0.6%
Life Sciences Tools & Services	85,949	0.9%
Machinery	295,746	3.1%
Marine	52,721	0.5%
Media	27,215	0.3%
Metals & Mining	44,840	0.5%
Oil, Gas & Consumable Fuels	129,882	1.3%
Paper & Forest Products	71,982	0.7%
Personal Products	3,563	NM
Pharmaceuticals	282,311	2.9%
Professional Services	236,865	2.5%
Real Estate Investment Trusts	683,722	7.0%
Real Estate Management & Development	10,260	0.1%
Road & Rail	40,391	0.4%
Semiconductors & Semiconductor Equipment	363,440	3.8%
Software	364,522	3.8%
Specialty Retail	241,048	2.5%
Technology Hardware, Storage & Peripherals	102,794	1.1%
Textiles, Apparel & Luxury Goods	106,571	1.1%
Thrifts & Mortgage Finance	118,869	1.2%
Water Utilities	37,734	0.4%
Other **	(68,305)	(0.7)%
Total	$9,623,252	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (99.7%)
Anheuser-Busch InBev N.V.ADR (Beverages)	4,284	$531,987
ArcelorMittalNYS (Metals & Mining)	45,220	254,589
ARM Holdings PLCADR (Semiconductors & Semiconductor Equipment)	11,186	460,751
ASML Holding N.V.*NYS (Semiconductors & Semiconductor Equipment)	4,998	482,807
AstraZeneca PLCADR (Pharmaceuticals)	21,896	634,108
Banco Santander S.A.ADR (Banks)	108,052	543,502
Barclays PLCADR (Banks)	47,124	473,596
BP PLCADR (Oil, Gas & Consumable Fuels)	25,228	847,156
British American Tobacco PLCADR (Tobacco)	4,522	552,362
Criteo S.A.*ADR (Internet Software & Services)	10,948	456,422
Diageo PLCADR (Beverages)	4,760	515,651
EricssonADR (Communications Equipment)	49,742	402,413
GlaxoSmithKline PLCADR (Pharmaceuticals)	16,660	714,882
HSBC Holdings PLCADR (Banks)	26,894	896,378
ING Groep N.V.ADR (Banks)	49,980	613,255
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	18,802	517,243
Lloyds Banking Group PLCADR (Banks)	125,188	499,500
National Grid PLCADR (Multi-Utilities)	9,520	685,535
Nokia Corp.ADR (Communications Equipment)	70,210	412,133
Rio Tinto PLCADR (Metals & Mining)	24,276	817,130
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	21,182	1,120,315
Ryanair Holdings PLCADR (Airlines)	7,140	577,983
S.A.P. SEADR (Software)	11,662	916,866
SanofiADR (Pharmaceuticals)	10,710	440,181
Statoil ASAADR (Oil, Gas & Consumable Fuels)	38,556	678,200
Telefonica S.A.ADR (Diversified Telecommunication Services)	50,932	555,668
Tenaris S.A.ADR (Energy Equipment & Services)	30,226	818,217
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	19,278	978,359
Unilever N.V.NYS (Personal Products)	19,754	869,571
Vodafone Group PLCADR (Wireless Telecommunication Services)	24,514	802,588
TOTAL COMMON STOCKS (Cost $17,676,770)		19,069,348

TOTAL INVESTMENT SECURITIES (Cost $17,676,770) - 99.7%		19,069,348
Net other assets (liabilities) - 0.3%		49,389

NET ASSETS - 100.0%		$19,118,737

*                           Non-income producing security

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Airlines	$577,983	3.0%
Banks	3,026,230	15.8%
Beverages	1,047,638	5.5%
Communications Equipment	814,545	4.3%
Diversified Telecommunication Services	555,668	2.9%
Energy Equipment & Services	818,218	4.3%
Industrial Conglomerates	517,243	2.7%
Internet Software & Services	456,422	2.4%
Metals & Mining	1,071,719	5.6%
Multi-Utilities	685,535	3.6%
Oil, Gas & Consumable Fuels	3,624,032	18.9%
Personal Products	869,571	4.5%
Pharmaceuticals	1,789,170	9.4%
Semiconductors & Semiconductor Equipment	943,558	4.9%
Software	916,866	4.8%
Tobacco	552,362	2.9%
Wireless Telecommunication Services	802,588	4.2%
Other **	49,389	0.3%
Total	$19,118,737	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2016:

	Value	% of Net Assets
Belgium	$531,987	2.8%
Finland	412,133	2.2%
France	1,874,962	9.8%
Germany	916,866	4.8%
Ireland	577,983	3.0%
Luxembourg	1,072,806	5.6%
Netherlands	2,733,620	14.3%
Norway	678,200	3.5%
Spain	1,099,170	5.7%
Sweden	402,413	2.1%
United Kingdom	8,769,208	45.9%
Other **	49,389	0.3%
Total	$19,118,737	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (53.0%)
3M Co. (Industrial Conglomerates)	1,568	$262,452
Abbott Laboratories (Health Care Equipment & Supplies)	3,776	146,886
AbbVie, Inc. (Biotechnology)	4,128	251,808
Accenture PLC - Class A (IT Services)	1,600	180,672
Activision Blizzard, Inc. (Software)	1,312	45,225
Adobe Systems, Inc.* (Software)	1,280	120,602
Advance Auto Parts, Inc. (Specialty Retail)	192	29,971
Aetna, Inc. (Health Care Providers & Services)	896	100,594
Affiliated Managers Group, Inc.* (Capital Markets)	128	21,801
Aflac, Inc. (Insurance)	1,088	75,039
Agilent Technologies, Inc. (Life Sciences Tools & Services)	832	34,045
AGL Resources, Inc. (Gas Utilities)	320	21,075
Air Products & Chemicals, Inc. (Chemicals)	512	74,696
Airgas, Inc. (Chemicals)	160	22,790
Akamai Technologies, Inc.* (Internet Software & Services)	448	22,844
Alcoa, Inc. (Metals & Mining)	3,392	37,889
Alexion Pharmaceuticals, Inc.* (Biotechnology)	576	80,225
Allegion PLC (Building Products)	256	16,755
Allergan PLC* (Pharmaceuticals)	1,024	221,757
Alliance Data Systems Corp.* (IT Services)	160	32,530
Alphabet, Inc.* - Class A (Internet Software & Services)	736	521,000
Alphabet, Inc.* - Class C (Internet Software & Services)	768	532,232
Altria Group, Inc. (Tobacco)	5,024	315,055
Amazon.com, Inc.* (Internet & Catalog Retail)	992	654,314
Ameren Corp. (Multi-Utilities)	608	29,184
American Airlines Group, Inc. (Airlines)	1,536	53,284
American Electric Power Co., Inc. (Electric Utilities)	1,248	79,248
American Express Co. (Consumer Finance)	2,112	138,189
American International Group, Inc. (Insurance)	2,944	164,335
American Tower Corp. (Real Estate Investment Trusts)	1,088	114,109
American Water Works Co., Inc. (Water Utilities)	448	32,596
Ameriprise Financial, Inc. (Capital Markets)	448	42,963
AmerisourceBergen Corp. (Health Care Providers & Services)	512	43,571
AMETEK, Inc. (Electrical Equipment)	608	29,239
Amgen, Inc. (Biotechnology)	1,920	303,936
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	800	44,664
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,312	69,221
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	800	45,056
Anthem, Inc. (Health Care Providers & Services)	672	94,597
Aon PLC (Insurance)	704	74,004
Apache Corp. (Oil, Gas & Consumable Fuels)	960	52,224
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	416	16,665
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,240	1,334,857
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,912	59,609
Archer-Daniels-Midland Co. (Food Products)	1,536	61,348
Assurant, Inc. (Insurance)	160	13,531
AT&T, Inc. (Diversified Telecommunication Services)	15,808	613,667
Autodesk, Inc.* (Software)	576	34,456
Automatic Data Processing, Inc. (IT Services)	1,184	104,713
AutoNation, Inc.* (Specialty Retail)	192	9,725
AutoZone, Inc.* (Specialty Retail)	64	48,975
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	352	62,230
Avery Dennison Corp. (Containers & Packaging)	224	16,265
Baker Hughes, Inc. (Energy Equipment & Services)	1,120	54,163
Ball Corp. (Containers & Packaging)	352	25,126
Bank of America Corp. (Banks)	26,528	386,248
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	192	40,737
Baxalta, Inc. (Biotechnology)	1,504	63,093
Baxter International, Inc. (Health Care Equipment & Supplies)	1,408	62,262
BB&T Corp. (Banks)	2,016	71,326
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	544	87,725
Bed Bath & Beyond, Inc. (Specialty Retail)	416	19,644
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,800	698,304
Best Buy Co., Inc. (Specialty Retail)	736	23,611
Biogen, Inc.* (Biotechnology)	576	158,394
BlackRock, Inc. (Capital Markets)	320	114,026
BorgWarner, Inc. (Auto Components)	576	20,690
Boston Properties, Inc. (Real Estate Investment Trusts)	384	49,482
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,456	75,756
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,288	309,508
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	960	139,920
Brown-Forman Corp. - Class B (Beverages)	256	24,658
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	352	24,981
CA, Inc. (Software)	768	22,779
Cablevision Systems Corp. - Class A (Media)	576	19,233
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,184	27,706
California Resources Corp. (Oil, Gas & Consumable Fuels)	165	363
Campbell Soup Co. (Food Products)	448	27,646
Capital One Financial Corp. (Consumer Finance)	1,344	97,292
Cardinal Health, Inc. (Health Care Providers & Services)	832	65,279
CarMax, Inc.* (Specialty Retail)	512	27,110

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,152	$56,506
Caterpillar, Inc. (Machinery)	1,504	116,892
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	736	21,808
CBS Corp. - Class B (Media)	1,088	60,830
Celgene Corp.* (Biotechnology)	2,016	208,475
Centene Corp.* (Health Care Providers & Services)	448	27,758
CenterPoint Energy, Inc. (Multi-Utilities)	1,120	24,024
CenturyLink, Inc. (Diversified Telecommunication Services)	1,408	43,578
Cerner Corp.* (Health Care Technology)	768	43,116
CF Industries Holdings, Inc. (Chemicals)	608	20,107
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,344	9,233
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,832	493,733
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	64	26,942
Chubb, Ltd. (Insurance)	1,184	139,546
Church & Dwight Co., Inc. (Household Products)	320	29,664
Cigna Corp. (Health Care Providers & Services)	672	93,099
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	256	27,873
Cincinnati Financial Corp. (Insurance)	384	25,348
Cintas Corp. (Commercial Services & Supplies)	224	20,111
Cisco Systems, Inc. (Communications Equipment)	12,928	355,391
Citigroup, Inc. (Banks)	7,584	350,988
Citizens Financial Group, Inc. (Banks)	1,344	30,710
Citrix Systems, Inc.* (Software)	384	31,427
CME Group, Inc. (Diversified Financial Services)	864	79,410
CMS Energy Corp. (Multi-Utilities)	704	28,639
Coach, Inc. (Textiles, Apparel & Luxury Goods)	704	28,350
Coca-Cola Enterprises, Inc. (Beverages)	544	28,549
Cognizant Technology Solutions Corp.* (IT Services)	1,568	91,524
Colgate-Palmolive Co. (Household Products)	2,304	163,400
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	1,024	26,235
Comcast Corp. - Class A (Media)	6,240	379,143
Comerica, Inc. (Banks)	448	19,891
ConAgra Foods, Inc. (Food Products)	1,120	49,907
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	320	37,174
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,168	151,398
Consolidated Edison, Inc. (Multi-Utilities)	768	57,293
Constellation Brands, Inc. - Class A (Beverages)	448	69,915
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,848	53,172
Costco Wholesale Corp. (Food & Staples Retailing)	1,120	165,906
Crown Castle International Corp. (Real Estate Investment Trusts)	864	75,064
CSRA, Inc. (IT Services)	352	9,138
CSX Corp. (Road & Rail)	2,464	67,193
Cummins, Inc. (Machinery)	416	48,684
CVS Health Corp. (Food & Staples Retailing)	2,816	283,008
D.R. Horton, Inc. (Household Durables)	832	25,010
Danaher Corp. (Industrial Conglomerates)	1,536	148,608
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	288	17,928
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	416	30,742
Deere & Co. (Machinery)	768	64,596
Delphi Automotive PLC (Auto Components)	704	51,836
Delta Air Lines, Inc. (Airlines)	1,984	82,672
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	608	36,237
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,312	45,500
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	160	3,882
Discover Financial Services (Consumer Finance)	1,056	59,421
Discovery Communications, Inc.* - Class A (Media)	384	10,487
Discovery Communications, Inc.* - Class C (Media)	608	16,282
Dollar General Corp. (Multiline Retail)	736	60,286
Dollar Tree, Inc.* (Multiline Retail)	608	48,464
Dominion Resources, Inc. (Multi-Utilities)	1,536	109,777
Dover Corp. (Machinery)	384	25,229
Dr. Pepper Snapple Group, Inc. (Beverages)	480	43,637
DTE Energy Co. (Multi-Utilities)	448	39,944
Duke Energy Corp. (Electric Utilities)	1,760	138,653
E*TRADE Financial Corp.* (Capital Markets)	736	18,532
E.I. du Pont de Nemours & Co. (Chemicals)	2,240	147,637
Eastman Chemical Co. (Chemicals)	384	29,330
Eaton Corp. PLC (Electrical Equipment)	1,184	74,912
eBay, Inc.* (Internet Software & Services)	2,784	68,013
Ecolab, Inc. (Chemicals)	672	77,267
Edison International (Electric Utilities)	832	58,831
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	544	57,778
Electronic Arts, Inc.* (Software)	800	49,480
Eli Lilly & Co. (Pharmaceuticals)	2,496	188,523
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,992	130,341
Emerson Electric Co. (Electrical Equipment)	1,664	90,904
Endo International PLC* (Pharmaceuticals)	512	13,824
Entergy Corp. (Electric Utilities)	448	33,681
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,408	116,329
EQT Corp. (Oil, Gas & Consumable Fuels)	416	29,162
Equifax, Inc. (Professional Services)	320	38,480
Equinix, Inc. (Real Estate Investment Trusts)	192	63,427
Equity Residential (Real Estate Investment Trusts)	928	63,169
Essex Property Trust, Inc. (Real Estate Investment Trusts)	160	35,272
Eversource Energy (Electric Utilities)	800	45,152

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Exelon Corp. (Electric Utilities)	2,368		$83,093
Expedia, Inc. (Internet & Catalog Retail)	320		37,046
Expeditors International of Washington, Inc. (Air Freight & Logistics)	480		23,813
Express Scripts Holding Co.* (Health Care Providers & Services)	1,728		127,405
Extra Space Storage, Inc. (Real Estate Investment Trusts)	320		27,184
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,656		941,989
F5 Networks, Inc.* (Communications Equipment)	192		20,112
Facebook, Inc.* - Class A (Internet Software & Services)	5,888		692,311
Fastenal Co. (Trading Companies & Distributors)	736		34,437
Federal Realty Investment Trust (Real Estate Investment Trusts)	192		29,199
FedEx Corp. (Air Freight & Logistics)	672		110,954
Fidelity National Information Services, Inc. (IT Services)	704		46,323
Fifth Third Bancorp (Banks)	2,016		36,913
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	192		10,721
FirstEnergy Corp. (Electric Utilities)	1,088		35,458
Fiserv, Inc.* (IT Services)	576		56,287
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	352		10,634
Flowserve Corp. (Machinery)	320		15,619
Fluor Corp. (Construction & Engineering)	352		19,239
FMC Corp. (Chemicals)	352		15,228
FMC Technologies, Inc.* (Energy Equipment & Services)	576		17,562
Foot Locker, Inc. (Specialty Retail)	352		21,627
Ford Motor Co. (Automobiles)	10,016		135,817
Franklin Resources, Inc. (Capital Markets)	960		35,846
Freeport-McMoRan, Inc. (Metals & Mining)	3,200		44,800
Frontier Communications Corp. (Diversified Telecommunication Services)	3,008		16,724
Garmin, Ltd. (Household Durables)	288		12,277
General Dynamics Corp. (Aerospace & Defense)	736		103,423
General Electric Co. (Industrial Conglomerates)	23,968		737,016
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,504		42,157
General Mills, Inc. (Food Products)	1,536		94,218
General Motors Co. (Automobiles)	3,616		114,989
Genuine Parts Co. (Distributors)	384		36,852
Gilead Sciences, Inc. (Biotechnology)	3,520		310,499
Global Payments, Inc. (IT Services)	384		27,717
H & R Block, Inc. (Diversified Consumer Services)	608		12,306
Halliburton Co. (Energy Equipment & Services)	2,208		91,212
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	992		28,798
Harley-Davidson, Inc. (Automobiles)	480		22,958
Harman International Industries, Inc. (Household Durables)	192		14,738
Harris Corp. (Communications Equipment)	320		25,603
Hartford Financial Services Group, Inc. (Insurance)	1,024		45,445
Hasbro, Inc. (Leisure Products)	288		24,376
HCA Holdings, Inc.* (Health Care Providers & Services)	800		64,496
HCP, Inc. (Real Estate Investment Trusts)	1,184		40,055
Helmerich & Payne, Inc. (Energy Equipment & Services)	288		19,043
Henry Schein, Inc.* (Health Care Providers & Services)	224		37,789
Hess Corp. (Oil, Gas & Consumable Fuels)	672		40,065
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,416		73,571
Hologic, Inc.* (Health Care Equipment & Supplies)	640		21,498
Honeywell International, Inc. (Aerospace & Defense)	1,984		226,711
Hormel Foods Corp. (Food Products)	704		27,139
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,920		30,374
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,448		54,577
Humana, Inc. (Health Care Providers & Services)	384		67,995
Huntington Bancshares, Inc. (Banks)	2,048		20,603
Illinois Tool Works, Inc. (Machinery)	832		86,962
Illumina, Inc.* (Life Sciences Tools & Services)	384		51,836
Ingersoll-Rand PLC (Machinery)	672		44,043
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,128		367,235
Intercontinental Exchange, Inc. (Diversified Financial Services)	320		76,810
International Business Machines Corp. (IT Services)	2,272		331,575
International Flavors & Fragrances, Inc. (Chemicals)	192		22,938
International Paper Co. (Containers & Packaging)	1,056		45,693
Intuit, Inc. (Software)	672		67,798
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	96		60,131
Invesco, Ltd. (Capital Markets)	1,056		32,747
Iron Mountain, Inc. (Real Estate Investment Trusts)	480		17,534
J.B. Hunt Transport Services, Inc. (Road & Rail)	224		18,565
Jacobs Engineering Group, Inc.* (Construction & Engineering)	320		14,266
Johnson & Johnson (Pharmaceuticals)	7,072		792,630
Johnson Controls, Inc. (Auto Components)	1,664		68,889
JPMorgan Chase & Co. (Banks)	9,440		596,608
Juniper Networks, Inc. (Communications Equipment)	896		20,966
Kansas City Southern (Road & Rail)	288		27,288
Kellogg Co. (Food Products)	640		49,158
KeyCorp (Banks)	2,144		26,350
Kimberly-Clark Corp. (Household Products)	928		116,176
Kimco Realty Corp. (Real Estate Investment Trusts)	1,056		29,695
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,704		83,543

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	384	$26,857
Kohl’s Corp. (Multiline Retail)	480	21,264
L Brands, Inc. (Specialty Retail)	640	50,106
L-3 Communications Holdings, Inc. (Aerospace & Defense)	192	25,254
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	256	32,082
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	416	31,782
Legg Mason, Inc. (Capital Markets)	288	9,248
Leggett & Platt, Inc. (Household Durables)	352	17,350
Lennar Corp. - Class A (Household Durables)	448	20,299
Leucadia National Corp. (Diversified Financial Services)	864	14,412
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	736	38,463
Lincoln National Corp. (Insurance)	608	26,418
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	608	27,044
Lockheed Martin Corp. (Aerospace & Defense)	672	156,159
Loews Corp. (Insurance)	672	26,665
Lowe’s Cos., Inc. (Specialty Retail)	2,336	177,582
LyondellBasell Industries N.V. - Class A (Chemicals)	896	74,072
M&T Bank Corp. (Banks)	416	49,221
Macy’s, Inc. (Multiline Retail)	800	31,672
Mallinckrodt PLC* (Pharmaceuticals)	288	18,006
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,176	30,660
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,344	52,524
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	481	33,679
Marsh & McLennan Cos., Inc. (Insurance)	1,344	84,874
Martin Marietta Materials, Inc. (Construction Materials)	160	27,077
Masco Corp. (Building Products)	864	26,534
MasterCard, Inc. - Class A (IT Services)	2,528	245,191
Mattel, Inc. (Leisure Products)	864	26,862
McCormick & Co., Inc. (Food Products)	288	27,009
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,304	291,433
McKesson Corp. (Health Care Providers & Services)	576	96,664
Mead Johnson Nutrition Co. - Class A (Food Products)	480	41,832
Medtronic PLC (Health Care Equipment & Supplies)	3,616	286,206
Merck & Co., Inc. (Pharmaceuticals)	7,136	391,338
MetLife, Inc. (Insurance)	2,816	127,002
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	448	23,144
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	512	24,878
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,656	28,552
Microsoft Corp. (Software)	20,320	1,013,357
Mohawk Industries, Inc.* (Household Durables)	160	30,821
Molson Coors Brewing Co. - Class B (Beverages)	480	45,902
Mondelez International, Inc. - Class A (Food Products)	4,032	173,214
Monsanto Co. (Chemicals)	1,120	104,922
Monster Beverage Corp.* (Beverages)	384	55,380
Moody’s Corp. (Diversified Financial Services)	448	42,883
Morgan Stanley (Capital Markets)	3,936	106,508
Motorola Solutions, Inc. (Communications Equipment)	416	31,279
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	416	14,868
Mylan N.V.* (Pharmaceuticals)	1,056	44,046
National Oilwell Varco, Inc. (Energy Equipment & Services)	960	34,598
Navient Corp. (Consumer Finance)	896	12,248
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	736	17,399
Netflix, Inc.* (Internet & Catalog Retail)	1,088	97,953
Newell Rubbermaid, Inc. (Household Durables)	1,184	53,919
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	512	18,560
Newmont Mining Corp. (Metals & Mining)	1,344	46,999
News Corp. - Class A (Media)	960	11,923
News Corp. - Class B (Media)	288	3,732
NextEra Energy, Inc. (Electric Utilities)	1,184	139,215
Nielsen Holdings PLC (Professional Services)	928	48,386
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,456	203,697
NiSource, Inc. (Multi-Utilities)	832	18,895
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,088	39,288
Nordstrom, Inc. (Multiline Retail)	320	16,362
Norfolk Southern Corp. (Road & Rail)	768	69,204
Northern Trust Corp. (Capital Markets)	544	38,668
Northrop Grumman Corp. (Aerospace & Defense)	480	99,005
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	800	12,080
Nucor Corp. (Metals & Mining)	832	41,417
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,312	46,615
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,952	149,621
Omnicom Group, Inc. (Media)	608	50,446
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	544	19,666
Oracle Corp. (Software)	8,096	322,707
O’Reilly Automotive, Inc.* (Specialty Retail)	256	67,246
Owens-Illinois, Inc.* (Containers & Packaging)	416	7,679
PACCAR, Inc. (Machinery)	896	52,783
Parker-Hannifin Corp. (Machinery)	352	40,839
Patterson Cos., Inc. (Health Care Providers & Services)	224	9,710
Paychex, Inc. (IT Services)	832	43,364
PayPal Holdings, Inc.* (IT Services)	2,848	111,585
Pentair PLC (Machinery)	480	27,878
People’s United Financial, Inc. (Banks)	800	12,400

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	3,712	$382,188
PerkinElmer, Inc. (Life Sciences Tools & Services)	288	14,521
Perrigo Co. PLC (Pharmaceuticals)	384	37,121
Pfizer, Inc. (Pharmaceuticals)	15,520	507,659
PG&E Corp. (Electric Utilities)	1,280	74,496
Philip Morris International, Inc. (Tobacco)	3,968	389,340
Phillips 66 (Oil, Gas & Consumable Fuels)	1,216	99,846
Pinnacle West Capital Corp. (Electric Utilities)	288	20,923
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	416	69,098
Pitney Bowes, Inc. (Commercial Services & Supplies)	480	10,066
PNC Financial Services Group, Inc. (Banks)	1,280	112,358
PPG Industries, Inc. (Chemicals)	672	74,182
PPL Corp. (Electric Utilities)	1,728	65,042
Praxair, Inc. (Chemicals)	736	86,451
Principal Financial Group, Inc. (Insurance)	704	30,047
Prologis, Inc. (Real Estate Investment Trusts)	1,344	61,031
Prudential Financial, Inc. (Insurance)	1,152	89,441
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,312	60,523
Public Storage (Real Estate Investment Trusts)	384	94,007
PulteGroup, Inc. (Household Durables)	800	14,712
PVH Corp. (Textiles, Apparel & Luxury Goods)	224	21,414
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	320	14,410
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,840	193,997
Quanta Services, Inc.* (Construction & Engineering)	416	9,868
Quest Diagnostics, Inc. (Health Care Providers & Services)	352	26,460
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	160	14,914
Range Resources Corp. (Oil, Gas & Consumable Fuels)	448	19,761
Raytheon Co. (Aerospace & Defense)	768	97,037
Realty Income Corp. (Real Estate Investment Trusts)	640	37,888
Red Hat, Inc.* (Software)	480	35,218
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	192	72,328
Regions Financial Corp. (Banks)	3,296	30,916
Republic Services, Inc. (Commercial Services & Supplies)	608	28,619
Reynolds American, Inc. (Tobacco)	2,112	104,755
Robert Half International, Inc. (Professional Services)	352	13,485
Rockwell Automation, Inc. (Electrical Equipment)	352	39,941
Rockwell Collins, Inc. (Aerospace & Defense)	352	31,043
Roper Technologies, Inc. (Industrial Conglomerates)	256	45,079
Ross Stores, Inc. (Specialty Retail)	1,056	59,960
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	448	34,675
Ryder System, Inc. (Road & Rail)	128	8,822
S&P Global, Inc. (Diversified Financial Services)	672	71,803
salesforce.com, Inc.* (Software)	1,632	123,706
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	512	38,467
SCANA Corp. (Multi-Utilities)	352	24,179
Schlumberger, Ltd. (Energy Equipment & Services)	3,584	287,939
Scripps Networks Interactive, Inc. - Class A (Media)	256	15,962
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	768	16,719
Sealed Air Corp. (Containers & Packaging)	512	24,248
Sempra Energy (Multi-Utilities)	608	62,836
Signet Jewelers, Ltd. (Specialty Retail)	192	20,844
Simon Property Group, Inc. (Real Estate Investment Trusts)	800	160,937
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	480	32,074
SL Green Realty Corp. (Real Estate Investment Trusts)	256	26,900
Snap-on, Inc. (Machinery)	160	25,485
Southwest Airlines Co. (Airlines)	1,632	72,804
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	992	13,323
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,728	54,035
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	736	56,083
Stanley Black & Decker, Inc. (Machinery)	384	42,977
Staples, Inc. (Specialty Retail)	1,664	16,973
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,808	214,124
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	448	36,682
State Street Corp. (Capital Markets)	1,024	63,795
Stericycle, Inc.* (Commercial Services & Supplies)	224	21,405
Stryker Corp. (Health Care Equipment & Supplies)	800	87,208
SunTrust Banks, Inc. (Banks)	1,312	54,763
Symantec Corp. (Software)	1,664	27,697
Synchrony Financial* (Consumer Finance)	2,144	65,542
Sysco Corp. (Food & Staples Retailing)	1,344	61,918
T. Rowe Price Group, Inc. (Capital Markets)	640	48,186
Target Corp. (Multiline Retail)	1,536	122,111
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	960	57,101
TECO Energy, Inc. (Multi-Utilities)	608	16,884
TEGNA, Inc. (Media)	576	13,455
Teradata Corp.* (IT Services)	352	8,906
Tesoro Corp. (Oil, Gas & Consumable Fuels)	320	25,501
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,592	147,848
Textron, Inc. (Aerospace & Defense)	704	27,231
The ADT Corp. (Commercial Services & Supplies)	416	17,464
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,696	18,927
The Allstate Corp. (Insurance)	960	62,448
The Bank of New York Mellon Corp. (Capital Markets)	2,752	110,740

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Boeing Co. (Aerospace & Defense)	1,600	$215,680
The Charles Schwab Corp. (Capital Markets)	3,072	87,276
The Clorox Co. (Household Products)	320	40,074
The Coca-Cola Co. (Beverages)	10,016	448,717
The Dow Chemical Co. (Chemicals)	2,880	151,516
The Dun & Bradstreet Corp. (Professional Services)	96	10,599
The Estee Lauder Cos., Inc. - Class A (Personal Products)	576	55,221
The Gap, Inc. (Specialty Retail)	576	13,352
The Goldman Sachs Group, Inc. (Capital Markets)	1,024	168,048
The Goodyear Tire & Rubber Co. (Auto Components)	672	19,468
The Hershey Co. (Food Products)	384	35,754
The Home Depot, Inc. (Specialty Retail)	3,264	437,016
The Interpublic Group of Cos., Inc. (Media)	1,024	23,491
The JM Smucker Co. - Class A (Food Products)	320	40,634
The Kraft Heinz Co. (Food Products)	1,536	119,916
The Kroger Co. (Food & Staples Retailing)	2,496	88,333
The Macerich Co. (Real Estate Investment Trusts)	320	24,346
The Mosaic Co. (Chemicals)	896	25,079
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	288	17,772
The Priceline Group, Inc.* (Internet & Catalog Retail)	128	171,988
The Procter & Gamble Co. (Household Products)	6,816	546,098
The Progressive Corp. (Insurance)	1,504	49,030
The Sherwin-Williams Co. (Chemicals)	192	55,164
The Southern Co. (Electric Utilities)	2,336	117,034
The TJX Cos., Inc. (Specialty Retail)	1,728	131,016
The Travelers Cos., Inc. (Insurance)	768	84,403
The Walt Disney Co. (Media)	3,840	396,519
The Western Union Co. (IT Services)	1,280	25,600
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,760	34,126
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,024	147,712
Tiffany & Co. (Specialty Retail)	288	20,549
Time Warner Cable, Inc. (Media)	736	156,113
Time Warner, Inc. (Media)	2,016	151,482
Torchmark Corp. (Insurance)	288	16,672
Total System Services, Inc. (IT Services)	448	22,911
Tractor Supply Co. (Specialty Retail)	352	33,320
Transocean, Ltd. (Energy Equipment & Services)	864	9,573
TripAdvisor, Inc.* (Internet & Catalog Retail)	288	18,602
Twenty-First Century Fox, Inc. - Class A (Media)	2,880	87,149
Twenty-First Century Fox, Inc. - Class B (Media)	1,120	33,734
Tyco International PLC (Commercial Services & Supplies)	1,088	41,910
Tyson Foods, Inc. - Class A (Food Products)	768	50,550
U.S. Bancorp (Banks)	4,192	178,956
UDR, Inc. (Real Estate Investment Trusts)	672	23,466
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	160	33,325
Under Armour, Inc.* (Textiles, Apparel & Luxury Goods)	480	19,584
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	480	21,091
Union Pacific Corp. (Road & Rail)	2,176	189,813
United Continental Holdings, Inc.* (Airlines)	928	42,512
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,760	184,923
United Rentals, Inc.* (Trading Companies & Distributors)	224	14,992
United Technologies Corp. (Aerospace & Defense)	1,984	207,070
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,432	320,247
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	224	29,944
Unum Group (Insurance)	608	20,800
Urban Outfitters, Inc.* (Specialty Retail)	224	6,792
V.F. Corp. (Textiles, Apparel & Luxury Goods)	864	54,475
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,216	71,586
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	256	20,782
Ventas, Inc. (Real Estate Investment Trusts)	864	53,672
VeriSign, Inc.* (Internet Software & Services)	256	22,118
Verisk Analytics, Inc.* - Class A (Professional Services)	384	29,791
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,464	533,036
Vertex Pharmaceuticals, Inc.* (Biotechnology)	640	53,978
Viacom, Inc. - Class B (Media)	896	36,646
Visa, Inc. - Class A (IT Services)	4,928	380,638
Vornado Realty Trust (Real Estate Investment Trusts)	448	42,887
Vulcan Materials Co. (Construction Materials)	352	37,886
W.W. Grainger, Inc. (Trading Companies & Distributors)	160	37,524
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,208	175,050
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,032	269,620
Waste Management, Inc. (Commercial Services & Supplies)	1,056	62,081
Waters Corp.* (Life Sciences Tools & Services)	224	29,156
WEC Energy Group, Inc. (Multi-Utilities)	800	46,568
Wells Fargo & Co. (Banks)	11,872	593,363
Welltower, Inc. (Real Estate Investment Trusts)	928	64,422
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	608	24,846
WestRock Co. (Containers & Packaging)	640	26,784
Weyerhaeuser Co. (Real Estate Investment Trusts)	2,016	64,754
Whirlpool Corp. (Household Durables)	192	33,435
Whole Foods Market, Inc. (Food & Staples Retailing)	832	24,195

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Willis Towers Watson PLC (Insurance)	352	$43,965
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	288	20,434
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	224	19,779
Xcel Energy, Inc. (Electric Utilities)	1,312	52,519
Xerox Corp. (IT Services)	2,432	23,347
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	672	28,950
XL Group PLC (Insurance)	736	24,089
Xylem, Inc. (Machinery)	448	18,717
Yahoo!, Inc.* (Internet Software & Services)	2,240	81,984
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,056	84,015
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	448	51,865
Zions Bancorp (Banks)	512	14,090
Zoetis, Inc. (Pharmaceuticals)	1,184	55,684
TOTAL COMMON STOCKS (Cost $22,814,319)		46,315,795

	Principal Amount	Value
Repurchase Agreements(a)(b)(46.3%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $40,395,711	$40,395,000	$40,395,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,395,000)		40,395,000

TOTAL INVESTMENT SECURITIES (Cost $63,209,319) - 99.3%		86,710,795
Net other assets (liabilities) - 0.7%		598,908

NET ASSETS - 100.0%		$87,309,703

†                           Number of shares is less than 0.50

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $17,109,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	134	6/20/16	$13,793,625	$528,874

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	5/27/16	0.55%	$19,902,006	$(314,729)
SPDR S&P 500 ETF	Goldman Sachs International	5/27/16	0.46%	23,650,944	(353,724)
				43,552,950	$(668,453)

S&P 500	UBS AG	5/27/16	0.50%	51,516,126	(741,860)
SPDR S&P 500 ETF	UBS AG	5/27/16	0.50%	19,134,912	(382,080)
				70,651,038	(1,123,940)
				$114,203,988	$(1,792,393)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,188,613	1.4%
Air Freight & Logistics	344,671	0.4%
Airlines	251,272	0.3%
Auto Components	160,883	0.2%
Automobiles	273,764	0.3%
Banks	2,585,709	3.1%
Beverages	1,098,946	1.3%
Biotechnology	1,502,736	1.7%
Building Products	43,289	NM
Capital Markets	898,384	1.0%
Chemicals	981,379	1.1%
Commercial Services & Supplies	201,656	0.2%
Communications Equipment	453,351	0.5%
Construction & Engineering	43,373	NM
Construction Materials	64,963	0.1%
Consumer Finance	372,692	0.4%
Containers & Packaging	145,795	0.2%
Distributors	36,852	NM
Diversified Consumer Services	12,306	NM
Diversified Financial Services	1,001,394	1.1%
Diversified Telecommunication Services	1,245,468	1.4%
Electric Utilities	943,344	1.1%
Electrical Equipment	234,996	0.3%
Electronic Equipment, Instruments & Components	165,571	0.2%
Energy Equipment & Services	517,972	0.6%
Food & Staples Retailing	1,068,030	1.2%
Food Products	798,325	0.9%
Gas Utilities	21,075	NM
Health Care Equipment & Supplies	1,091,154	1.2%
Health Care Providers & Services	1,268,432	1.5%
Health Care Technology	43,116	NM
Hotels, Restaurants & Leisure	836,197	1.0%
Household Durables	222,561	0.3%
Household Products	895,412	1.0%
Independent Power and Renewable Electricity Producers	31,007	NM
Industrial Conglomerates	1,193,155	1.4%
Insurance	1,223,102	1.4%
Internet & Catalog Retail	979,903	1.1%
Internet Software & Services	1,940,501	2.2%
IT Services	1,742,021	2.0%
Leisure Products	51,238	0.1%
Life Sciences Tools & Services	277,270	0.3%
Machinery	610,704	0.7%
Media	1,466,627	1.7%
Metals & Mining	171,105	0.2%
Multiline Retail	300,159	0.3%
Multi-Utilities	518,746	0.6%
Oil, Gas & Consumable Fuels	2,864,211	3.3%
Personal Products	55,221	0.1%
Pharmaceuticals	2,580,096	3.1%
Professional Services	140,741	0.2%
Real Estate Investment Trusts	1,349,927	1.5%
Real Estate Management & Development	21,808	NM
Road & Rail	380,885	0.4%
Semiconductors & Semiconductor Equipment	1,225,548	1.4%
Software	1,894,452	2.2%
Specialty Retail	1,248,744	1.4%
Technology Hardware, Storage & Peripherals	1,690,777	1.9%
Textiles, Apparel & Luxury Goods	415,467	0.5%
Tobacco	809,150	0.9%
Trading Companies & Distributors	86,953	0.1%
Water Utilities	32,596	NM
Other **	40,993,908	47.0%
Total	$87,309,703	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (60.1%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,970	$52,539
A.O. Smith Corp. (Building Products)	2,178	168,185
Aaron’s, Inc. (Specialty Retail)	1,782	46,706
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,980	52,925
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,188	115,402
ACI Worldwide, Inc.* (Software)	3,366	67,286
Acuity Brands, Inc. (Electrical Equipment)	1,188	289,741
Acxiom Corp.* (IT Services)	2,178	47,851
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	18,612	66,073
AECOM* (Construction & Engineering)	4,356	141,527
AGCO Corp. (Machinery)	1,980	105,871
Akorn, Inc.* (Pharmaceuticals)	2,376	60,469
Alaska Air Group, Inc. (Airlines)	3,564	251,012
Albemarle Corp. (Chemicals)	3,168	209,595
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,386	53,001
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	2,178	202,445
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,178	157,230
Alleghany Corp.* (Insurance)	396	206,427
Allegheny Technologies, Inc. (Metals & Mining)	3,168	51,765
Alliant Energy Corp. (Electric Utilities)	3,366	237,370
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	5,544	74,290
AMC Networks, Inc.* - Class A (Media)	1,782	116,239
American Campus Communities, Inc. (Real Estate Investment Trusts)	3,762	168,350
American Eagle Outfitters, Inc. (Specialty Retail)	4,752	68,001
American Financial Group, Inc. (Insurance)	1,980	136,838
AmSurg Corp.* (Health Care Providers & Services)	1,584	128,272
ANSYS, Inc.* (Software)	2,574	233,642
AptarGroup, Inc. (Containers & Packaging)	1,782	135,432
Aqua America, Inc. (Water Utilities)	5,148	162,986
ARRIS International PLC* (Communications Equipment)	5,148	117,220
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,574	159,846
Arthur J. Gallagher & Co. (Insurance)	5,148	237,014
Ascena Retail Group, Inc.* (Specialty Retail)	4,950	43,610
Ashland, Inc. (Chemicals)	1,782	198,871
Aspen Insurance Holdings, Ltd. (Insurance)	1,782	82,596
Associated Banc-Corp. (Banks)	4,356	79,453
Atmos Energy Corp. (Gas Utilities)	2,970	215,473
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,762	154,693
Avon Products, Inc. (Personal Products)	12,474	58,753
BancorpSouth, Inc. (Banks)	2,376	55,812
Bank of Hawaii Corp. (Banks)	1,188	81,271
Bank of the Ozarks, Inc. (Banks)	2,376	98,129
BE Aerospace, Inc. (Aerospace & Defense)	2,970	144,431
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,188	75,010
Bemis Co., Inc. (Containers & Packaging)	2,772	139,099
Big Lots, Inc. (Multiline Retail)	1,386	63,562
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	594	84,259
Bio-Techne Corp. (Life Sciences Tools & Services)	990	92,248
Black Hills Corp. (Multi-Utilities)	1,386	83,978
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,584	73,371
Broadridge Financial Solutions, Inc. (IT Services)	3,366	201,421
Brown & Brown, Inc. (Insurance)	3,366	118,180
Brunswick Corp. (Leisure Products)	2,574	123,629
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	594	79,394
Cabela’s, Inc.* - Class A (Specialty Retail)	1,386	72,280
Cable One, Inc. (Media)	198	90,874
Cabot Corp. (Chemicals)	1,782	86,944
Cadence Design Systems, Inc.* (Software)	8,712	202,031
CalAtlantic Group, Inc. (Household Durables)	2,178	70,502
Camden Property Trust (Real Estate Investment Trusts)	2,574	207,799
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,376	63,368
Carlisle Cos., Inc. (Industrial Conglomerates)	1,782	181,586
Carpenter Technology Corp. (Metals & Mining)	1,386	49,078
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,584	168,966
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,188	133,055
Catalent, Inc.* (Pharmaceuticals)	2,772	81,857
Cathay General Bancorp (Banks)	2,178	66,473
CBOE Holdings, Inc. (Diversified Financial Services)	2,376	147,217
CDK Global, Inc. (Software)	4,554	216,634
CEB, Inc. (Professional Services)	990	61,073
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,386	109,868
Chico’s FAS, Inc. (Specialty Retail)	3,762	47,439
Ciena Corp.* (Communications Equipment)	3,762	63,314
Cinemark Holdings, Inc. (Media)	2,970	102,911
CLARCOR, Inc. (Machinery)	1,386	81,455
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,584	78,250
CNO Financial Group, Inc. (Insurance)	5,148	94,569
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,376	84,419
Commerce Bancshares, Inc. (Banks)	2,376	111,244
Commercial Metals Co. (Metals & Mining)	3,366	60,319
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,564	82,792

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Community Health Systems, Inc.* (Health Care Providers & Services)	3,168	$60,445
CommVault Systems, Inc.* (Software)	1,188	51,999
Compass Minerals International, Inc. (Metals & Mining)	990	74,210
Computer Sciences Corp. (IT Services)	3,960	131,195
comScore, Inc.* (Internet Software & Services)	1,386	42,439
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	6,534	98,337
Convergys Corp. (IT Services)	2,772	73,458
Copart, Inc.* (Commercial Services & Supplies)	2,970	127,235
CoreLogic, Inc.* (IT Services)	2,574	91,326
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,772	71,185
Corrections Corp. of America (Real Estate Investment Trusts)	3,366	102,394
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	594	86,968
Crane Co. (Machinery)	1,386	77,020
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,970	72,795
CST Brands, Inc. (Specialty Retail)	2,178	82,263
Cullen/Frost Bankers, Inc. (Banks)	1,584	101,360
Curtiss-Wright Corp. (Aerospace & Defense)	1,188	90,977
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,108	82,245
Dana Holding Corp. (Auto Components)	4,356	56,323
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	2,574	103,912
Dean Foods Co. (Food Products)	2,574	44,350
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	990	57,232
Deluxe Corp. (Commercial Services & Supplies)	1,386	87,013
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	10,098	38,978
DeVry Education Group, Inc. (Diversified Consumer Services)	1,584	27,482
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,574	119,279
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,782	46,813
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,386	167,539
Domtar Corp. (Paper & Forest Products)	1,782	68,856
Donaldson Co., Inc. (Machinery)	3,564	116,472
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,960	128,502
DreamWorks Animation SKG, Inc.* - Class A (Media)	1,980	79,042
Dril-Quip, Inc.* (Energy Equipment & Services)	1,188	77,006
DST Systems, Inc. (IT Services)	990	119,473
Duke Realty Corp. (Real Estate Investment Trusts)	9,900	216,512
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,574	119,691
Eagle Materials, Inc. (Construction Materials)	1,386	102,730
East West Bancorp, Inc. (Banks)	4,158	155,883
Eaton Vance Corp. (Capital Markets)	3,366	116,228
Edgewell Personal Care Co. (Personal Products)	1,782	146,248
Endurance Specialty Holdings, Ltd. (Insurance)	1,782	114,012
Energen Corp. (Oil, Gas & Consumable Fuels)	2,772	117,782
Energizer Holdings, Inc. (Household Products)	1,782	77,499
Ensco PLCADR - Class A (Energy Equipment & Services)	8,514	101,827
EPR Properties (Real Estate Investment Trusts)	1,782	117,398
Equity One, Inc. (Real Estate Investment Trusts)	2,574	72,844
Esterline Technologies Corp.* (Aerospace & Defense)	792	54,379
Everest Re Group, Ltd. (Insurance)	1,188	219,661
F.N.B. Corp. (Banks)	5,940	78,527
FactSet Research Systems, Inc. (Diversified Financial Services)	1,188	179,091
Fair Isaac Corp. (Software)	990	105,643
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	3,366	67,320
Federated Investors, Inc. - Class B (Capital Markets)	2,772	87,595
FEI Co. (Electronic Equipment, Instruments & Components)	1,188	105,756
First American Financial Corp. (Insurance)	3,168	114,111
First Horizon National Corp. (Banks)	6,930	97,574
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	3,168	72,674
First Niagara Financial Group, Inc. (Banks)	10,296	108,726
FirstMerit Corp. (Banks)	4,752	105,304
Flowers Foods, Inc. (Food Products)	5,346	102,429
Fortinet, Inc.* (Software)	4,158	135,177
Fortune Brands Home & Security, Inc. (Building Products)	4,554	252,337
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,188	48,114
FTI Consulting, Inc.* (Professional Services)	1,188	47,876
Fulton Financial Corp. (Banks)	4,950	69,251
GameStop Corp. - Class A (Specialty Retail)	2,970	97,416
Gartner, Inc.* (IT Services)	2,376	207,116
GATX Corp. (Trading Companies & Distributors)	1,188	54,577
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,584	103,134
Gentex Corp. (Auto Components)	8,316	133,389
Genworth Financial, Inc.* - Class A (Insurance)	14,256	48,898

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Graco, Inc. (Machinery)	1,584	$124,170
Graham Holdings Co. - Class B (Diversified Consumer Services)	198	94,355
Granite Construction, Inc. (Construction & Engineering)	1,188	52,973
Great Plains Energy, Inc. (Electric Utilities)	4,356	136,038
Greif, Inc. - Class A (Containers & Packaging)	792	27,482
GUESS?, Inc. (Specialty Retail)	1,782	32,700
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,564	111,553
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,386	39,030
Hancock Holding Co. (Banks)	2,178	56,563
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,168	103,562
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,970	89,932
Herman Miller, Inc. (Commercial Services & Supplies)	1,782	53,763
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,772	129,536
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,584	76,586
HNI Corp. (Commercial Services & Supplies)	1,188	51,939
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,148	183,270
Hospitality Properties Trust (Real Estate Investment Trusts)	4,356	111,470
HSN, Inc. (Internet & Catalog Retail)	990	52,500
Hubbell, Inc. (Electrical Equipment)	1,584	167,524
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,386	200,652
IDACORP, Inc. (Electric Utilities)	1,386	100,804
IDEX Corp. (Machinery)	2,178	178,377
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,574	217,117
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	4,356	152,242
Ingredion, Inc. (Food Products)	1,980	227,879
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,960	76,349
InterDigital, Inc. (Communications Equipment)	990	56,410
International Bancshares Corp. (Banks)	1,584	41,485
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	792	26,524
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,762	43,978
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	990	85,803
ITT Corp. (Machinery)	2,574	98,764
J.C. Penney Co., Inc.* (Multiline Retail)	8,910	82,685
j2 Global, Inc. (Internet Software & Services)	1,386	88,039
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	5,544	96,244
Jack Henry & Associates, Inc. (IT Services)	2,178	176,483
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	990	66,875
Janus Capital Group, Inc. (Capital Markets)	4,158	60,707
JetBlue Airways Corp.* (Airlines)	9,306	184,166
John Wiley & Sons, Inc. (Media)	1,386	68,732
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,386	159,625
Joy Global, Inc. (Machinery)	2,772	59,044
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,762	96,796
KB Home (Household Durables)	2,376	32,242
KBR, Inc. (Construction & Engineering)	4,158	64,698
Kemper Corp. (Insurance)	1,386	42,911
Kennametal, Inc. (Machinery)	2,376	55,551
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,950	129,096
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,574	166,821
Kirby Corp.* (Marine)	1,584	101,091
KLX, Inc.* (Aerospace & Defense)	1,584	53,412
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,574	34,414
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,376	147,407
Lancaster Colony Corp. (Food Products)	594	69,201
Landstar System, Inc. (Road & Rail)	1,188	77,873
LaSalle Hotel Properties (Real Estate Investment Trusts)	3,168	75,715
Leidos Holdings, Inc. (IT Services)	1,782	88,405
Lennox International, Inc. (Building Products)	1,188	160,321
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	1,782	68,785
Liberty Property Trust (Real Estate Investment Trusts)	4,158	145,114
LifePoint Health, Inc.* (Health Care Providers & Services)	1,188	80,261
Lincoln Electric Holdings, Inc. (Machinery)	1,782	111,678
LivaNova PLC* (Health Care Equipment & Supplies)	1,188	62,643
Live Nation Entertainment, Inc.* (Media)	4,158	89,314
LKQ Corp.* (Distributors)	8,910	285,566
Louisiana-Pacific Corp.* (Paper & Forest Products)	4,158	70,686
M.D.C. Holdings, Inc. (Household Durables)	1,188	29,237
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,574	65,791
Manhattan Associates, Inc.* (Software)	2,178	131,856
ManpowerGroup, Inc. (Professional Services)	2,178	167,772
MarketAxess Holdings, Inc. (Diversified Financial Services)	990	121,532
MAXIMUS, Inc. (IT Services)	1,782	94,268
MDU Resources Group, Inc. (Multi-Utilities)	5,544	111,213
MEDNAX, Inc.* (Health Care Providers & Services)	2,772	197,616
Mentor Graphics Corp. (Software)	2,970	59,281
Mercury General Corp. (Insurance)	990	52,371

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Meredith Corp. (Media)	990	$50,797
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	792	283,497
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	238	11,564
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,168	107,047
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	2,178	208,456
Minerals Technologies, Inc. (Chemicals)	990	59,301
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,188	61,491
MSA Safety, Inc. (Commercial Services & Supplies)	990	47,609
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,386	107,415
MSCI, Inc. - Class A (Diversified Financial Services)	2,574	195,470
Murphy USA, Inc.* (Specialty Retail)	1,188	68,215
Nabors Industries, Ltd. (Energy Equipment & Services)	8,118	79,556
National Fuel Gas Co. (Gas Utilities)	2,376	131,868
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,970	81,883
National Retail Properties, Inc. (Real Estate Investment Trusts)	4,158	181,954
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,564	103,677
NetScout Systems, Inc.* (Communications Equipment)	2,772	61,705
NeuStar, Inc.* - Class A (IT Services)	1,584	37,208
New Jersey Resources Corp. (Gas Utilities)	2,574	91,840
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	14,058	211,292
NewMarket Corp. (Chemicals)	198	80,400
Noble Corp. PLC (Energy Equipment & Services)	6,930	77,824
Nordson Corp. (Machinery)	1,584	121,540
NOW, Inc.* (Trading Companies & Distributors)	3,168	57,214
NVR, Inc.* (Household Durables)	198	328,934
Oceaneering International, Inc. (Energy Equipment & Services)	2,772	101,594
Office Depot, Inc.* (Specialty Retail)	14,256	83,825
OGE Energy Corp. (Electric Utilities)	5,742	169,906
Oil States International, Inc.* (Energy Equipment & Services)	1,386	48,011
Old Dominion Freight Line, Inc.* (Road & Rail)	1,980	130,780
Old Republic International Corp. (Insurance)	6,930	128,136
Olin Corp. (Chemicals)	4,752	103,546
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,752	160,475
ONE Gas, Inc. (Gas Utilities)	1,584	92,616
Orbital ATK, Inc. (Aerospace & Defense)	1,782	155,034
Oshkosh Corp. (Machinery)	2,178	106,395
Owens & Minor, Inc. (Health Care Providers & Services)	1,782	64,847
Packaging Corp. of America (Containers & Packaging)	2,772	179,848
PacWest Bancorp (Banks)	3,366	134,573
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	594	127,406
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,584	96,782
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,158	82,121
Plantronics, Inc. (Communications Equipment)	990	38,066
PNM Resources, Inc. (Electric Utilities)	2,376	75,272
Polaris Industries, Inc. (Leisure Products)	1,782	174,423
Polycom, Inc.* (Communications Equipment)	3,762	44,956
PolyOne Corp. (Chemicals)	2,376	85,488
Pool Corp. (Distributors)	1,188	103,843
Post Holdings, Inc.* (Food Products)	1,782	128,019
Post Properties, Inc. (Real Estate Investment Trusts)	1,584	90,858
Potlatch Corp. (Real Estate Investment Trusts)	1,188	41,841
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,584	89,940
Primerica, Inc. (Insurance)	1,386	68,690
PrivateBancorp, Inc. (Banks)	2,376	98,865
Prosperity Bancshares, Inc. (Banks)	1,980	104,485
PTC, Inc.* (Software)	3,366	122,724
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,544	99,404
Questar Corp. (Gas Utilities)	4,950	124,097
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	5,940	103,356
Rackspace Hosting, Inc.* (Internet Software & Services)	3,168	72,452
Raymond James Financial, Inc. (Capital Markets)	3,762	196,263
Rayonier, Inc. (Real Estate Investment Trusts)	3,564	87,960
Regal Beloit Corp. (Electrical Equipment)	1,386	89,286
Regency Centers Corp. (Real Estate Investment Trusts)	2,772	204,296
Reinsurance Group of America, Inc. (Insurance)	1,782	169,682
Reliance Steel & Aluminum Co. (Metals & Mining)	1,980	146,461
RenaissanceRe Holdings, Ltd. (Insurance)	1,188	131,761
ResMed, Inc. (Health Care Equipment & Supplies)	3,960	220,968
Restoration Hardware Holdings, Inc.* (Specialty Retail)	990	42,837
Rollins, Inc. (Commercial Services & Supplies)	2,772	74,484
Rowan Cos. PLC - Class A (Energy Equipment & Services)	3,564	67,039
Royal Gold, Inc. (Metals & Mining)	1,782	111,589
RPM International, Inc. (Chemicals)	3,762	190,094

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Science Applications International Corp. (IT Services)	1,188	$63,071
SEI Investments Co. (Capital Markets)	3,960	190,396
Senior Housing Properties Trust (Real Estate Investment Trusts)	6,930	121,829
Sensient Technologies Corp. (Chemicals)	1,386	93,209
Service Corp. International (Diversified Consumer Services)	5,544	147,859
Signature Bank* (Banks)	1,584	218,322
Silgan Holdings, Inc. (Containers & Packaging)	1,188	60,279
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,188	55,598
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,762	124,334
SLM Corp.* (Consumer Finance)	12,276	83,109
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,980	61,697
Snyder’s-Lance, Inc. (Food Products)	2,376	75,961
Sonoco Products Co. (Containers & Packaging)	2,970	139,263
Sotheby’s - Class A (Diversified Consumer Services)	1,584	43,148
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,188	126,189
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,158	116,715
Steel Dynamics, Inc. (Metals & Mining)	6,930	174,705
STERIS PLC (Health Care Equipment & Supplies)	2,376	167,912
Stifel Financial Corp.* (Capital Markets)	1,980	65,162
Superior Energy Services, Inc. (Energy Equipment & Services)	4,356	73,442
SUPERVALU, Inc.* (Food & Staples Retailing)	7,722	38,842
SVB Financial Group* (Banks)	1,584	165,180
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	990	70,835
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	792	65,395
Synopsys, Inc.* (Software)	4,356	206,997
Synovus Financial Corp. (Banks)	3,564	111,054
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,782	20,778
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,772	97,242
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,782	123,760
TCF Financial Corp. (Banks)	4,950	67,518
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	990	68,003
Teledyne Technologies, Inc.* (Aerospace & Defense)	990	92,021
Teleflex, Inc. (Health Care Equipment & Supplies)	1,188	185,067
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,772	81,968
Tempur Sealy International, Inc.* (Household Durables)	1,782	108,114
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,772	87,845
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,940	112,325
Terex Corp. (Machinery)	3,168	75,684
The Boston Beer Co., Inc.* - Class A (Beverages)	198	30,904
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,386	70,700
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,386	212,169
The Hain Celestial Group, Inc.* (Food Products)	2,970	124,324
The Hanover Insurance Group, Inc. (Insurance)	1,188	101,883
The New York Times Co. - Class A (Media)	3,564	45,690
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,386	98,101
The Timken Co. (Machinery)	1,980	70,547
The Toro Co. (Machinery)	1,584	136,937
The Ultimate Software Group, Inc.* (Software)	792	155,699
The Valspar Corp. (Chemicals)	2,178	232,372
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,336	68,809
The WhiteWave Foods Co.* (Food Products)	5,148	207,001
Thor Industries, Inc. (Automobiles)	1,386	88,732
Time, Inc. (Media)	2,970	43,659
Toll Brothers, Inc.* (Household Durables)	4,554	124,324
Tootsie Roll Industries, Inc. (Food Products)	594	21,170
TreeHouse Foods, Inc.* (Food Products)	1,584	140,026
TRI Pointe Group, Inc.* (Household Durables)	4,158	48,233
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	7,326	175,459
Trinity Industries, Inc. (Machinery)	4,356	84,986
Triumph Group, Inc. (Aerospace & Defense)	1,386	50,145
Trustmark Corp. (Banks)	1,980	48,530
Tupperware Brands Corp. (Household Durables)	1,386	80,485
Tyler Technologies, Inc.* (Software)	990	144,946
UGI Corp. (Gas Utilities)	4,950	199,188
Umpqua Holdings Corp. (Banks)	6,336	100,299
United Natural Foods, Inc.* (Food & Staples Retailing)	1,386	49,439
United States Steel Corp. (Metals & Mining)	4,158	79,459
United Therapeutics Corp.* (Biotechnology)	1,386	145,807
Urban Edge Properties (Real Estate Investment Trusts)	2,574	66,770
Valley National Bancorp (Banks)	6,534	61,812
Valmont Industries, Inc. (Construction & Engineering)	594	83,386
VCA, Inc.* (Health Care Providers & Services)	2,376	149,617
Vectren Corp. (Multi-Utilities)	2,376	116,067

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,168	$90,161
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,960	48,154
Vista Outdoor, Inc.* (Leisure Products)	1,782	85,500
W.R. Berkley Corp. (Insurance)	2,772	155,232
Wabtec Corp. (Machinery)	2,574	213,461
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,376	48,328
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,574	62,522
Waste Connections, Inc. (Commercial Services & Supplies)	3,564	239,785
Watsco, Inc. (Trading Companies & Distributors)	792	106,500
WebMD Health Corp.* (Internet Software & Services)	990	62,113
Webster Financial Corp. (Banks)	2,574	94,311
Weingarten Realty Investors (Real Estate Investment Trusts)	3,366	124,273
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,188	106,908
Werner Enterprises, Inc. (Road & Rail)	1,386	35,121
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,178	155,074
Westar Energy, Inc. (Electric Utilities)	4,158	214,594
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,980	52,985
WEX, Inc.* (IT Services)	1,188	112,254
WGL Holdings, Inc. (Gas Utilities)	1,386	94,096
Williams-Sonoma, Inc. (Specialty Retail)	2,376	139,661
WisdomTree Investments, Inc. (Capital Markets)	3,168	34,500
Woodward, Inc. (Machinery)	1,584	85,869
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,980	92,525
Worthington Industries, Inc. (Metals & Mining)	1,386	52,322
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	5,346	56,080
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,732	65,031
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,584	99,095
TOTAL COMMON STOCKS (Cost $31,001,022)		42,658,939

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $27,705,488	$27,705,000	$27,705,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,705,000)		27,705,000

TOTAL INVESTMENT SECURITIES (Cost $58,706,022) - 99.1%		70,363,939
Net other assets (liabilities) - 0.9%		632,975

NET ASSETS - 100.0%		$70,996,914

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $12,727,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	107	6/20/16	$15,600,600	$821,955

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	5/27/16	0.45%	$20,473,930	$(324,453)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/27/16	0.20%	16,452,813	(310,278)
				36,926,743	$(634,731)

S&P MidCap 400	UBS AG	5/27/16	0.70%	30,741,502	(615,722)
SPDR S&P MidCap 400 ETF	UBS AG	5/27/16	0.70%	16,129,596	(311,275)
				46,871,098	(926,997)

				$83,797,841	$(1,561,728)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$841,051	1.2%
Airlines	435,178	0.6%
Auto Components	189,712	0.3%
Automobiles	88,732	0.1%
Banks	2,512,004	3.6%
Beverages	30,904	NM
Biotechnology	145,807	0.2%
Building Products	580,843	0.8%
Capital Markets	799,179	1.1%
Chemicals	1,437,920	2.0%
Commercial Services & Supplies	863,434	1.2%
Communications Equipment	381,671	0.5%
Construction & Engineering	342,584	0.5%
Construction Materials	102,730	0.1%
Consumer Finance	83,109	0.1%
Containers & Packaging	681,403	1.0%
Distributors	389,409	0.5%
Diversified Consumer Services	312,844	0.4%
Diversified Financial Services	643,310	0.9%
Electric Utilities	1,037,546	1.5%
Electrical Equipment	546,551	0.8%
Electronic Equipment, Instruments & Components	1,705,673	2.4%
Energy Equipment & Services	708,420	1.0%
Food & Staples Retailing	338,051	0.5%
Food Products	1,140,359	1.6%
Gas Utilities	949,178	1.3%
Health Care Equipment & Supplies	1,609,197	2.3%
Health Care Providers & Services	937,302	1.3%
Health Care Technology	74,290	0.1%
Hotels, Restaurants & Leisure	887,278	1.2%
Household Durables	822,072	1.2%
Household Products	77,499	0.1%
Independent Power and Renewable Electricity Producers	20,778	NM
Industrial Conglomerates	181,586	0.3%
Insurance	2,222,972	3.2%
Internet & Catalog Retail	52,500	0.1%
Internet Software & Services	265,043	0.4%
IT Services	1,443,529	2.0%
Leisure Products	383,552	0.5%
Life Sciences Tools & Services	666,654	0.9%
Machinery	1,903,821	2.7%
Marine	101,091	0.1%
Media	687,258	1.0%
Metals & Mining	799,908	1.1%
Multiline Retail	146,247	0.2%
Multi-Utilities	311,258	0.4%
Oil, Gas & Consumable Fuels	921,561	1.3%
Paper & Forest Products	139,542	0.2%
Personal Products	205,001	0.3%
Pharmaceuticals	232,266	0.3%
Professional Services	276,721	0.4%
Real Estate Investment Trusts	4,233,944	6.1%
Real Estate Management & Development	212,626	0.3%
Road & Rail	346,908	0.5%
Semiconductors & Semiconductor Equipment	766,129	1.1%
Software	1,833,916	2.6%
Specialty Retail	997,158	1.4%
Technology Hardware, Storage & Peripherals	271,814	0.4%
Textiles, Apparel & Luxury Goods	495,442	0.7%
Thrifts & Mortgage Finance	273,814	0.4%
Trading Companies & Distributors	325,706	0.5%
Water Utilities	162,986	0.2%
Wireless Telecommunication Services	81,968	0.1%
Other **	28,337,975	39.9%
Total	$70,996,914	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (37.5%)
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	655	$5,142
2U, Inc.* (Diversified Consumer Services)	524	14,688
8x8, Inc.* (Diversified Telecommunication Services)	1,703	19,312
A. Schulman, Inc. (Chemicals)	524	14,614
A10 Networks, Inc.* (Software)	917	5,474
AAON, Inc. (Building Products)	786	20,845
AAR Corp. (Aerospace & Defense)	655	15,746
Abaxis, Inc. (Health Care Equipment & Supplies)	393	17,811
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	786	14,172
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,179	31,515
ABIOMED, Inc.* (Health Care Equipment & Supplies)	655	63,627
ABM Industries, Inc. (Commercial Services & Supplies)	917	29,500
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,489	3,783
Acacia Research Corp. (Professional Services)	1,048	5,051
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,310	42,314
Acadia Realty Trust (Real Estate Investment Trusts)	1,179	39,732
ACCO Brands Corp.* (Commercial Services & Supplies)	2,096	19,996
Accuray, Inc.* (Health Care Equipment & Supplies)	1,703	9,128
Accuride Corp.* (Machinery)	1,441	2,334
Aceto Corp. (Health Care Providers & Services)	524	11,753
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,096	17,921
ACI Worldwide, Inc.* (Software)	1,834	36,662
Acorda Therapeutics, Inc.* (Biotechnology)	786	20,318
Actua Corp.* (Internet Software & Services)	786	7,451
Actuant Corp. - Class A (Machinery)	1,048	27,992
Acxiom Corp.* (IT Services)	1,310	28,781
ADTRAN, Inc. (Communications Equipment)	1,048	20,247
Advanced Drainage Systems, Inc. (Building Products)	655	15,144
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	786	25,427
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,742	38,134
Advaxis, Inc.* (Biotechnology)	655	5,070
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	524	1,493
Aegion Corp.* (Construction & Engineering)	786	16,687
Aerohive Networks, Inc.* (Communications Equipment)	786	4,559
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,048	18,990
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	655	8,770
Agenus, Inc.* (Biotechnology)	1,572	5,533
Air Methods Corp.* (Health Care Providers & Services)	655	24,222
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,048	14,766
Aircastle, Ltd. (Trading Companies & Distributors)	1,048	22,742
AK Steel Holding Corp.* (Metals & Mining)	3,406	15,940
Akebia Therapeutics, Inc.* (Biotechnology)	655	6,150
Albany International Corp. - Class A (Machinery)	524	21,112
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	524	7,886
Alexander & Baldwin, Inc. (Real Estate Management & Development)	786	30,057
Alimera Sciences, Inc.* (Pharmaceuticals)	1,179	2,617
ALLETE, Inc. (Electric Utilities)	786	44,165
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	655	6,878
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	655	8,508
Altisource Residential Corp. (Real Estate Investment Trusts)	1,048	12,178
Altra Industrial Motion Corp. (Machinery)	524	15,039
AMAG Pharmaceuticals, Inc.* (Biotechnology)	524	13,896
Ambac Financial Group, Inc.* (Insurance)	786	12,757
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	524	21,536
Amedisys, Inc.* (Health Care Providers & Services)	524	26,981
American Assets Trust, Inc. (Real Estate Investment Trusts)	655	25,984
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,310	20,318
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	917	13,599
American Eagle Outfitters, Inc. (Specialty Retail)	3,144	44,991
American Equity Investment Life Holding Co. (Insurance)	1,310	18,340
American Software, Inc. - Class A (Software)	655	5,987
American States Water Co. (Water Utilities)	655	27,307
American Vanguard Corp.* (Chemicals)	655	10,840
Ameris Bancorp (Banks)	655	20,567
Amicus Therapeutics, Inc.* (Biotechnology)	1,703	12,721
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,965	11,220
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	786	27,911
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	655	8,057
AmSurg Corp.* (Health Care Providers & Services)	786	63,651
Anacor Pharmaceuticals, Inc.* (Biotechnology)	655	41,095

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Angie’s List, Inc.* (Internet Software & Services)	1,179	$10,316
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	524	6,419
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	524	32,645
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,799	4,179
Anthera Pharmaceuticals, Inc.* (Biotechnology)	917	3,393
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	2,227	10,511
Apogee Enterprises, Inc. (Building Products)	524	21,714
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	1,048	16,695
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,572	12,262
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	655	8,882
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	655	30,018
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	1,703	10,627
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,048	3,071
Aralez Pharmacuticals, Inc.* (Pharmaceuticals)	786	3,073
Aratana Therapeutics, Inc.* (Pharmaceuticals)	655	3,937
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,048	4,318
ArcBest Corp. (Road & Rail)	524	10,003
Archrock, Inc. (Energy Equipment & Services)	1,179	11,613
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,323	7,436
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	655	7,860
Argo Group International Holdings, Ltd. (Insurance)	524	28,804
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,882	20,693
Arlington Asset Investment Corp. - Class A (Capital Markets)	524	6,781
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	655	7,664
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	786	16,726
Array BioPharma, Inc.* (Biotechnology)	2,489	7,940
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,310	7,585
Asbury Automotive Group, Inc.* (Specialty Retail)	393	23,824
Ascena Retail Group, Inc.* (Specialty Retail)	2,358	20,774
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	524	5,864
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	1,572	8,787
Aspen Technology, Inc.* (Software)	1,310	49,819
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,572	23,643
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	2,882	7,666
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	393	15,696
AtriCure, Inc.* (Health Care Equipment & Supplies)	524	8,332
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,048	10,124
AVG Technologies N.V.* (Software)	786	15,563
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	655	3,655
Avista Corp. (Multi-Utilities)	1,048	41,993
AVX Corp. (Electronic Equipment, Instruments & Components)	917	12,123
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,751	7,868
Axiall Corp. (Chemicals)	1,179	27,765
AZZ, Inc. (Electrical Equipment)	393	21,584
B&G Foods, Inc. - Class A (Food Products)	917	37,790
Balchem Corp. (Chemicals)	524	32,153
Banc of California, Inc. (Banks)	786	15,995
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	524	13,551
BancorpSouth, Inc. (Banks)	1,572	36,926
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,179	9,526
Bank of the Ozarks, Inc. (Banks)	1,179	48,693
Bankrate, Inc.* (Internet Software & Services)	1,310	11,973
Barnes & Noble Education, Inc.* (Specialty Retail)	524	4,905
Barnes & Noble, Inc. (Specialty Retail)	917	10,775
Barnes Group, Inc. (Machinery)	917	29,793
Basic Energy Services, Inc.* (Energy Equipment & Services)	1,048	3,354
Bazaarvoice, Inc.* (Internet Software & Services)	1,441	4,827
BBCN Bancorp, Inc. (Banks)	1,441	22,508
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	786	33,585
Beazer Homes USA, Inc.* (Household Durables)	524	4,307
bebe Stores, Inc.* (Specialty Retail)	1,965	1,106
Belden, Inc. (Electronic Equipment, Instruments & Components)	655	41,357
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,703	15,599
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	917	17,808
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	1,441	20,015
Berkshire Hills Bancorp, Inc. (Banks)	524	14,221
Berry Plastics Group, Inc.* (Containers & Packaging)	1,834	66,060

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BGC Partners, Inc. - Class A (Capital Markets)	3,144	$28,548
Big Lots, Inc. (Multiline Retail)	917	42,053
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,179	9,385
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,310	4,271
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	1,048	3,542
BioScrip, Inc.* (Health Care Providers & Services)	1,965	5,188
Biostage, Inc.* (Biotechnology)	1	2
BioTelemetry, Inc.* (Health Care Providers & Services)	786	12,364
BioTime, Inc.* (Biotechnology)	1,572	4,590
Black Diamond, Inc.* (Leisure Products)	655	2,784
Black Hills Corp. (Multi-Utilities)	786	47,624
Blackbaud, Inc. (Software)	786	48,551
Blackhawk Network Holdings, Inc.* (IT Services)	917	29,463
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,965	36,746
Blucora, Inc.* (Internet Software & Services)	786	6,296
Blue Hills Bancorp, Inc. (Banks)	655	9,550
BNC Bancorp (Banks)	524	11,717
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	393	17,897
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	917	7,052
Boise Cascade Co.* (Paper & Forest Products)	655	13,670
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	917	3,558
Boston Private Financial Holdings, Inc. (Banks)	1,441	17,609
Bottomline Technologies, Inc.* (Software)	786	19,304
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,441	26,860
Brady Corp. - Class A (Commercial Services & Supplies)	786	20,821
Briggs & Stratton Corp. (Machinery)	786	16,640
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	655	42,980
Brightcove, Inc.* (Internet Software & Services)	917	5,548
Bristow Group, Inc. (Energy Equipment & Services)	524	12,010
BroadSoft, Inc.* (Software)	524	20,522
Brookline Bancorp, Inc. (Banks)	1,310	14,908
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,310	12,393
Builders FirstSource, Inc.* (Building Products)	917	10,170
Burlington Stores, Inc.* (Specialty Retail)	1,179	67,167
C&J Energy Services, Ltd.* (Energy Equipment & Services)	1,048	1,520
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	393	16,463
CACI International, Inc.* - Class A (IT Services)	393	37,787
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	1,179	8,925
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,310	8,947
CalAmp Corp.* (Communications Equipment)	655	9,805
CalAtlantic Group, Inc. (Household Durables)	524	16,962
Caleres, Inc. (Specialty Retail)	786	19,815
Calgon Carbon Corp. (Chemicals)	917	15,030
California Water Service Group (Water Utilities)	917	25,612
Calix, Inc.* (Communications Equipment)	1,048	7,263
Callaway Golf Co. (Leisure Products)	1,572	14,682
Callidus Software, Inc.* (Software)	1,048	19,178
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,441	15,145
Cal-Maine Foods, Inc. (Food Products)	524	26,598
Cambrex Corp.* (Life Sciences Tools & Services)	524	25,278
Cantel Medical Corp. (Health Care Equipment & Supplies)	524	35,103
Capital Bank Financial Corp. - Class A (Banks)	393	11,880
Capital Senior Living Corp.* (Health Care Providers & Services)	524	10,511
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,358	31,338
Capstead Mortgage Corp. (Real Estate Investment Trusts)	1,703	16,553
Cardinal Financial Corp. (Banks)	655	14,495
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	524	7,326
Cardtronics, Inc.* (IT Services)	786	30,984
Career Education Corp.* (Diversified Consumer Services)	1,965	10,493
CareTrust REIT, Inc. (Real Estate Investment Trusts)	786	9,998
Carmike Cinemas, Inc.* (Media)	524	15,715
Carpenter Technology Corp. (Metals & Mining)	786	27,832
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	786	27,801
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	786	10,933
Cascade Bancorp* (Banks)	1,048	6,340
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	1,179	8,442
Casey’s General Stores, Inc. (Food & Staples Retailing)	655	73,359
Cash America International, Inc. (Consumer Finance)	524	19,367
Castle Brands, Inc.* (Beverages)	3,144	2,809
Castlight Health, Inc.* - Class B (Health Care Technology)	917	3,301
Catalent, Inc.* (Pharmaceuticals)	1,310	38,684
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,965	1,336

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	917	$9,729
Cathay General Bancorp (Banks)	1,310	39,981
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	917	45,272
CBIZ, Inc.* (Professional Services)	1,048	10,669
CEB, Inc. (Professional Services)	524	32,326
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	1,703	11,785
Celadon Group, Inc. (Road & Rail)	524	5,277
Celldex Therapeutics, Inc.* (Biotechnology)	1,572	6,288
Cempra, Inc.* (Pharmaceuticals)	524	8,871
CenterState Banks, Inc. (Banks)	917	14,938
Central European Media Enterprises, Ltd.* - Class A (Media)	2,620	6,969
Central Garden & Pet Co.* - Class A (Household Products)	917	14,938
Central Pacific Financial Corp. (Banks)	524	12,230
Century Aluminum Co.* (Metals & Mining)	1,048	9,243
Cepheid* (Biotechnology)	1,179	33,649
Cerus Corp.* (Health Care Equipment & Supplies)	2,096	13,121
Chart Industries, Inc.* (Machinery)	524	13,488
Chatham Lodging Trust (Real Estate Investment Trusts)	655	13,958
Checkpoint Systems, Inc.* (Electronic Equipment, Instruments & Components)	917	9,280
Chegg, Inc.* (Diversified Consumer Services)	1,572	7,137
Chemical Financial Corp. (Banks)	655	25,191
ChemoCentryx, Inc.* (Biotechnology)	786	1,886
Chemtura Corp.* (Chemicals)	1,179	32,835
Chesapeake Lodging Trust (Real Estate Investment Trusts)	1,048	25,812
Chico’s FAS, Inc. (Specialty Retail)	2,358	29,734
Chimerix, Inc.* (Biotechnology)	655	3,917
Christopher & Banks Corp.* (Specialty Retail)	1,310	3,406
Ciber, Inc.* (IT Services)	2,096	4,863
Ciena Corp.* (Communications Equipment)	1,965	33,071
Cimpress N.V.* (Internet Software & Services)	524	46,044
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,930	15,013
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,048	37,833
Citizens, Inc.* (Insurance)	1,179	9,609
Civeo Corp.* (Commercial Services & Supplies)	2,620	3,982
CLARCOR, Inc. (Machinery)	786	46,192
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,572	4,496
Cliffs Natural Resources, Inc.* (Metals & Mining)	3,013	15,879
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	655	9,746
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,572	3,474
Clovis Oncology, Inc.* (Biotechnology)	393	5,467
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	786	10,493
CNO Financial Group, Inc. (Insurance)	3,144	57,754
CoBiz Financial, Inc. (Banks)	786	9,518
Coeur Mining, Inc.* (Metals & Mining)	2,620	21,222
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	786	30,417
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	393	36,706
Coherus Biosciences, Inc.* (Biotechnology)	524	9,867
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	655	7,572
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	1,834	32,425
Colony Starwood Homes (Real Estate Investment Trusts)	655	15,962
Columbia Banking System, Inc. (Banks)	917	27,042
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	524	30,691
Comfort Systems USA, Inc. (Construction & Engineering)	655	19,316
Commercial Metals Co. (Metals & Mining)	1,965	35,213
Commercial Vehicle Group, Inc.* (Machinery)	917	2,357
Community Bank System, Inc. (Banks)	655	25,918
CommVault Systems, Inc.* (Software)	786	34,403
comScore, Inc.* (Internet Software & Services)	524	16,045
CONMED Corp. (Health Care Equipment & Supplies)	524	21,704
ConnectOne Bancorp, Inc. (Banks)	655	11,273
Conn’s, Inc.* (Specialty Retail)	524	7,200
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	917	21,678
Continental Building Products, Inc.* (Building Products)	655	12,845
Convergys Corp. (IT Services)	1,572	41,658
Cooper Tire & Rubber Co. (Auto Components)	917	31,673
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,441	6,874
Core-Mark Holding Co., Inc. (Distributors)	393	32,092
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	131	2,789
CoreSite Realty Corp. (Real Estate Investment Trusts)	393	29,447
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,048	1,100
CorMedix, Inc.* (Biotechnology)	1,179	4,928
Cornerstone OnDemand, Inc.* (Internet Software & Services)	917	31,499
Cousins Properties, Inc. (Real Estate Investment Trusts)	3,537	36,608
Cowen Group, Inc.* - Class A (Capital Markets)	2,227	7,761
Crawford & Co. (Insurance)	786	5,298
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	655	24,805

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,441	$12,032
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	786	9,770
Crown Media Holdings, Inc.* (Media)	1,179	5,978
CryoLife, Inc. (Health Care Equipment & Supplies)	655	8,122
CSG Systems International, Inc. (IT Services)	655	29,069
CTI BioPharma Corp.* (Biotechnology)	3,930	1,979
CTS Corp. (Electronic Equipment, Instruments & Components)	655	10,853
CubeSmart (Real Estate Investment Trusts)	2,620	77,579
Cumulus Media, Inc.* - Class A (Media)	3,668	1,363
Curis, Inc.* (Biotechnology)	2,751	5,502
Curtiss-Wright Corp. (Aerospace & Defense)	786	60,192
Customers Bancorp, Inc.* (Banks)	524	13,614
CVB Financial Corp. (Banks)	1,834	31,508
Cvent, Inc.* (Internet Software & Services)	524	18,523
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	393	19,233
CyrusOne, Inc. (Real Estate Investment Trusts)	917	40,467
CYS Investments, Inc. (Real Estate Investment Trusts)	2,751	22,311
Cytokinetics, Inc.* (Biotechnology)	1,048	8,531
CytRx Corp.* (Biotechnology)	1,703	5,552
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	786	6,838
Dana Holding Corp. (Auto Components)	2,620	33,877
Darling Ingredients, Inc.* (Food Products)	2,751	39,862
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	393	15,209
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,441	58,173
Dean Foods Co. (Food Products)	1,572	27,086
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	524	30,292
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	524	8,347
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	917	14,571
Deluxe Corp. (Commercial Services & Supplies)	786	49,346
Demandware, Inc.* (Internet Software & Services)	524	24,146
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,572	15,547
Depomed, Inc.* (Pharmaceuticals)	1,048	18,214
Destination XL Group, Inc.* (Specialty Retail)	1,179	6,331
DeVry Education Group, Inc. (Diversified Consumer Services)	1,048	18,183
DHI Group, Inc.* (Internet Software & Services)	1,048	7,451
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,834	10,527
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	786	16,671
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	3,275	29,180
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,048	27,531
Digi International, Inc.* (Communications Equipment)	655	6,923
Digital Turbine, Inc.* (Software)	1,703	1,465
DigitalGlobe, Inc.* (Aerospace & Defense)	1,179	26,127
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	655	11,862
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	655	12,196
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	655	19,840
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	524	5,324
Dorman Products, Inc.* (Auto Components)	524	28,186
Douglas Dynamics, Inc. (Machinery)	524	12,005
DreamWorks Animation SKG, Inc.* - Class A (Media)	1,310	52,294
Drew Industries, Inc. (Auto Components)	393	25,478
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	655	6,223
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,048	41,731
Durect Corp.* (Pharmaceuticals)	3,013	4,037
Dycom Industries, Inc.* (Construction & Engineering)	524	36,994
Dynavax Technologies Corp.* (Biotechnology)	524	8,599
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	1,965	34,643
Dynex Capital, Inc. (Real Estate Investment Trusts)	1,179	7,664
Eagle Bancorp, Inc.* (Banks)	524	26,567
Eagle Bulk Shipping, Inc.* (Marine)	786	648
EarthLink Holdings Corp. (Internet Software & Services)	1,965	11,417
EastGroup Properties, Inc. (Real Estate Investment Trusts)	524	31,309
Ebix, Inc. (Software)	524	25,215
Echo Global Logistics, Inc.* (Air Freight & Logistics)	524	12,246
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,310	3,183
Education Realty Trust, Inc. (Real Estate Investment Trusts)	786	31,259
El Paso Electric Co. (Electric Utilities)	655	29,541
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	917	12,022
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	786	31,314
Elizabeth Arden, Inc.* (Personal Products)	655	6,701
Ellie Mae, Inc.* (Software)	524	43,806
EMCOR Group, Inc. (Construction & Engineering)	1,048	50,808
EMCORE Corp.* (Communications Equipment)	917	5,227

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Emergent BioSolutions, Inc.* (Biotechnology)	524	$20,184
Employers Holdings, Inc. (Insurance)	655	19,454
Encore Capital Group, Inc.* (Consumer Finance)	524	14,751
Endocyte, Inc.* (Pharmaceuticals)	1,179	4,598
Endologix, Inc.* (Health Care Equipment & Supplies)	1,179	13,217
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,048	11,224
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,048	2,463
EnerNOC, Inc.* (Software)	655	4,467
EnerSys (Electrical Equipment)	655	38,232
Ennis, Inc. (Commercial Services & Supplies)	524	10,239
Enova International, Inc.* (Consumer Finance)	524	4,616
Enphase Energy, Inc.* (Electrical Equipment)	786	1,973
EnPro Industries, Inc. (Machinery)	393	23,022
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	2,358	31,338
Entercom Communications Corp.* - Class A (Media)	655	7,428
Entravision Communications Corp. - Class A (Media)	1,310	10,415
Envestnet, Inc.* (Internet Software & Services)	655	20,554
EPAM Systems, Inc.* (IT Services)	786	57,323
Epiq Systems, Inc. (Software)	655	9,674
Epizyme, Inc.* (Biotechnology)	524	5,460
EPR Properties (Real Estate Investment Trusts)	917	60,413
Equity One, Inc. (Real Estate Investment Trusts)	1,179	33,366
Eros International PLC* (Media)	524	7,011
ESCO Technologies, Inc. (Machinery)	524	20,164
Essendant, Inc. (Commercial Services & Supplies)	655	20,167
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	917	18,725
Esterline Technologies Corp.* (Aerospace & Defense)	524	35,978
Ethan Allen Interiors, Inc. (Household Durables)	524	17,837
Euronet Worldwide, Inc.* (IT Services)	786	60,602
EverBank Financial Corp. (Thrifts & Mortgage Finance)	1,572	23,706
Evercore Partners, Inc. - Class A (Capital Markets)	524	27,059
Everi Holdings, Inc.* (IT Services)	1,441	2,421
EVERTEC, Inc. (IT Services)	1,179	15,881
EVINE Live, Inc.* (Internet & Catalog Retail)	1,834	2,824
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	786	4,354
Exact Sciences Corp.* (Biotechnology)	1,441	10,116
ExamWorks Group, Inc.* (Health Care Providers & Services)	655	23,613
Exar Corp.* (Semiconductors & Semiconductor Equipment)	917	5,594
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,716	7,168
Exelixis, Inc.* (Biotechnology)	3,799	17,513
ExlService Holdings, Inc.* (IT Services)	655	31,695
Exponent, Inc. (Professional Services)	524	26,116
Express, Inc.* (Specialty Retail)	1,441	26,197
Exterran Corp.* (Energy Equipment & Services)	524	8,017
Extreme Networks, Inc.* (Communications Equipment)	2,620	9,196
EZCORP, Inc.* - Class A (Consumer Finance)	1,179	5,836
F.N.B. Corp. (Banks)	2,882	38,100
Fabrinet* (Electronic Equipment, Instruments & Components)	655	20,940
Fair Isaac Corp. (Software)	524	55,916
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,965	39,300
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,310	5,240
FCB Financial Holdings, Inc.* - Class A (Banks)	524	18,314
Federal Signal Corp. (Machinery)	1,179	16,141
Federal-Mogul Holdings Corp.* (Auto Components)	786	7,263
FEI Co. (Electronic Equipment, Instruments & Components)	655	58,309
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	2,489	17,821
Ferro Corp.* (Chemicals)	1,310	16,689
Ferroglobe PLC (Metals & Mining)	1,179	12,014
Fibrocell Science, Inc.* (Biotechnology)	917	2,531
FibroGen, Inc.* (Biotechnology)	917	16,506
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	524	16,826
Financial Engines, Inc. (Capital Markets)	917	29,537
Finisar Corp.* (Communications Equipment)	1,703	28,031
First American Financial Corp. (Insurance)	1,703	61,341
First BanCorp.* (Banks)	2,227	8,685
First Busey Corp. (Banks)	524	10,711
First Cash Financial Services, Inc. (Consumer Finance)	524	23,963
First Commonwealth Financial Corp. (Banks)	1,703	15,634
First Financial Bancorp (Banks)	1,048	20,436
First Financial Bankshares, Inc. (Banks)	1,048	33,934
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,834	42,072
First Merchants Corp. (Banks)	655	16,801
First Midwest Bancorp, Inc. (Banks)	1,310	24,209
First Potomac Realty Trust (Real Estate Investment Trusts)	1,179	9,915
FirstMerit Corp. (Banks)	2,620	58,059

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Five Below, Inc.* (Specialty Retail)	917	$38,239
Five Star Quality Care, Inc.* (Health Care Providers & Services)	1,310	3,196
Five9, Inc.* (Internet Software & Services)	917	8,482
Fleetmatics Group PLC* (Software)	655	23,744
Flotek Industries, Inc.* (Chemicals)	1,048	9,904
Fluidigm Corp.* (Life Sciences Tools & Services)	524	5,020
Flushing Financial Corp. (Banks)	655	13,067
FNFV Group* (Diversified Financial Services)	1,441	15,520
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	655	4,133
Forestar Group, Inc.* (Real Estate Management & Development)	786	10,611
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,179	9,078
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,048	17,544
Forward Air Corp. (Air Freight & Logistics)	524	23,884
Francesca’s Holdings Corp.* (Specialty Retail)	917	15,222
Franklin Electric Co., Inc. (Machinery)	786	24,830
Franklin Street Properties Corp. (Real Estate Investment Trusts)	1,572	16,695
Fred’s, Inc. - Class A (Multiline Retail)	786	11,531
Fresh Del Monte Produce, Inc. (Food Products)	524	22,668
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	524	4,318
FTI Consulting, Inc.* (Professional Services)	655	26,397
FuelCell Energy, Inc.* (Electrical Equipment)	524	3,123
Fulton Financial Corp. (Banks)	2,882	40,319
FutureFuel Corp. (Chemicals)	655	7,362
GAIN Capital Holdings, Inc. (Diversified Financial Services)	786	5,384
Galena Biopharma, Inc.* (Biotechnology)	4,192	5,785
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	891	29,209
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	786	10,069
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	2,227	4,432
Generac Holdings, Inc.* (Electrical Equipment)	1,179	44,943
General Cable Corp. (Electrical Equipment)	917	14,342
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	655	11,070
Genesco, Inc.* (Specialty Retail)	393	27,188
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,048	2,641
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	917	5,419
Gentherm, Inc.* (Auto Components)	655	24,065
Geron Corp.* (Biotechnology)	3,144	9,275
Getty Realty Corp. (Real Estate Investment Trusts)	524	10,312
Gibraltar Industries, Inc.* (Building Products)	655	17,325
Gigamon, Inc.* (Software)	524	17,077
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	655	29,639
Glacier Bancorp, Inc. (Banks)	1,310	33,916
Global Eagle Entertainment, Inc.* (Media)	917	7,345
Globalstar, Inc.* (Diversified Telecommunication Services)	8,646	16,860
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,179	29,522
Glu Mobile, Inc.* (Software)	2,358	6,296
Gogo, Inc.* (Internet Software & Services)	1,048	11,098
Golden Ocean Group, Ltd.* (Marine)	1,834	1,590
Government Properties Income Trust (Real Estate Investment Trusts)	1,179	22,307
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	3,930	33,287
Grand Canyon Education, Inc.* (Diversified Consumer Services)	786	34,372
Granite Construction, Inc. (Construction & Engineering)	655	29,206
Gray Television, Inc.* (Media)	1,179	15,150
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,441	6,585
Great Western Bancorp, Inc. (Banks)	786	24,775
Greatbatch, Inc.* (Health Care Equipment & Supplies)	393	13,676
Green Dot Corp.* - Class A (Consumer Finance)	786	17,473
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	655	11,856
Greenhill & Co., Inc. (Capital Markets)	524	11,538
Greenlight Capital Re, Ltd.* - Class A (Insurance)	524	11,282
Greif, Inc. - Class A (Containers & Packaging)	524	18,183
Griffon Corp. (Building Products)	655	10,356
Group 1 Automotive, Inc. (Specialty Retail)	393	25,875
GrubHub, Inc.* (Internet Software & Services)	1,179	30,913
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	786	11,436
GTT Communications, Inc.* (Internet Software & Services)	524	8,374
GUESS?, Inc. (Specialty Retail)	1,048	19,231
Guidewire Software, Inc.* (Software)	1,179	67,168
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	655	4,441
H&E Equipment Services, Inc. (Trading Companies & Distributors)	655	13,251
H.B. Fuller Co. (Chemicals)	786	35,150
Haemonetics Corp.* (Health Care Equipment & Supplies)	917	29,738
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,572	1,918
Halozyme Therapeutics, Inc.* (Biotechnology)	1,703	17,967

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Halyard Health, Inc.* (Health Care Equipment & Supplies)	786	$22,134
Hampton Roads Bankshares, Inc.* (Banks)	2,096	3,689
Hancock Holding Co. (Banks)	1,310	34,021
Hanmi Financial Corp. (Banks)	655	15,144
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	655	12,707
Harmonic, Inc.* (Communications Equipment)	1,834	6,346
Harsco Corp. (Machinery)	1,441	10,217
Harte-Hanks, Inc. (Media)	1,179	2,146
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	1,048	3,113
Hatteras Financial Corp. (Real Estate Investment Trusts)	1,703	27,061
Hawaiian Holdings, Inc.* (Airlines)	917	38,577
Headwaters, Inc.* (Construction Materials)	1,310	26,213
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,703	51,567
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,179	44,625
HealthEquity, Inc.* (Health Care Providers & Services)	655	16,473
HealthSouth Corp. (Health Care Providers & Services)	1,441	59,744
HealthStream, Inc.* (Health Care Technology)	524	11,853
Healthways, Inc.* (Health Care Providers & Services)	786	9,157
Heartland Express, Inc. (Road & Rail)	917	16,607
Hecla Mining Co. (Metals & Mining)	6,681	28,795
HEICO Corp. - Class A (Aerospace & Defense)	655	33,523
Helen of Troy, Ltd.* (Household Durables)	524	52,153
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,834	15,827
Heritage Financial Corp. (Banks)	655	12,085
Heritage Insurance Holdings, Inc. (Insurance)	524	6,964
Heritage Oaks Bancorp (Banks)	786	6,563
Herman Miller, Inc. (Commercial Services & Supplies)	1,048	31,618
Heron Therapeutics, Inc.* (Biotechnology)	524	11,235
Hersha Hospitality Trust (Real Estate Investment Trusts)	917	17,689
HFF, Inc. - Class A (Capital Markets)	655	20,849
Hibbett Sports, Inc.* (Specialty Retail)	393	14,187
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,441	67,339
Hill International, Inc.* (Professional Services)	1,179	4,999
Hillenbrand, Inc. (Machinery)	1,048	31,765
Hilltop Holdings, Inc.* (Banks)	1,310	26,017
HMS Holdings Corp.* (Health Care Technology)	1,572	26,551
HNI Corp. (Commercial Services & Supplies)	786	34,364
Home BancShares, Inc. (Banks)	917	39,422
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	524	11,292
Horace Mann Educators Corp. (Insurance)	655	20,371
Horizon Global Corp.* (Auto Components)	262	3,215
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	655	7,690
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,227	45,675
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,013	5,032
HRG Group, Inc.* (Household Products)	1,441	20,750
HSN, Inc. (Internet & Catalog Retail)	524	27,788
Hub Group, Inc.* - Class A (Air Freight & Logistics)	655	25,231
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	1,179	34,486
Huron Consulting Group, Inc.* (Professional Services)	393	21,855
IBERIABANK Corp. (Banks)	655	38,638
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	786	6,665
IDACORP, Inc. (Electric Utilities)	786	57,165
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,227	3,697
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	917	19,138
Imation Corp.* (Technology Hardware, Storage & Peripherals)	1,310	2,057
IMAX Corp.* (Media)	1,048	33,536
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	655	4,788
ImmunoGen, Inc.* (Biotechnology)	1,572	10,768
Immunomedics, Inc.* (Biotechnology)	2,227	7,906
Impax Laboratories, Inc.* (Pharmaceuticals)	1,179	39,321
Imperva, Inc.* (Software)	393	18,267
inContact, Inc.* (Internet Software & Services)	1,179	10,976
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	786	5,636
Independent Bank Corp. (Banks)	524	24,644
Independent Bank Corp./MI (Banks)	524	7,939
Infinera Corp.* (Communications Equipment)	2,096	24,921
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,048	6,078
Infoblox, Inc.* (Software)	917	15,341
InfraREIT, Inc. (Real Estate Investment Trusts)	393	6,516
InnerWorkings, Inc.* (Commercial Services & Supplies)	1,048	8,562
Innospec, Inc. (Chemicals)	393	19,005
Innoviva, Inc. (Pharmaceuticals)	1,441	17,782
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,441	15,102
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	655	19,434
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	655	16,185
Insmed, Inc.* (Biotechnology)	1,048	12,733

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Insulet Corp.* (Health Care Equipment & Supplies)	917	$30,536
Insys Therapeutics, Inc.* (Biotechnology)	393	5,695
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	393	27,832
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,358	45,462
Inteliquent, Inc. (Diversified Telecommunication Services)	655	10,866
Intelsat S.A.* (Diversified Telecommunication Services)	786	3,105
InterDigital, Inc. (Communications Equipment)	655	37,322
Interface, Inc. (Commercial Services & Supplies)	1,179	20,067
Internap Corp.* (Internet Software & Services)	1,179	2,688
International Bancshares Corp. (Banks)	917	24,016
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	524	17,549
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	2,227	26,034
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	786	11,098
Intralinks Holdings, Inc.* (Internet Software & Services)	917	8,170
Intrepid Potash, Inc.* (Chemicals)	1,179	1,509
Invacare Corp. (Health Care Equipment & Supplies)	655	7,362
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	1,310	10,061
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	2,096	26,934
Investment Technology Group, Inc. (Capital Markets)	655	12,786
Investors Bancorp, Inc. (Banks)	5,502	63,548
Investors Real Estate Trust (Real Estate Investment Trusts)	2,358	14,195
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	524	3,144
ION Geophysical Corp.* (Energy Equipment & Services)	262	2,400
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,572	12,686
iRobot Corp.* (Household Durables)	524	19,587
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,227	23,272
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	524	7,808
iStar Financial, Inc.* (Real Estate Investment Trusts)	1,572	15,406
Itron, Inc.* (Electronic Equipment, Instruments & Components)	655	26,934
Ixia* (Communications Equipment)	1,179	11,931
IXYS Corp. (Semiconductors & Semiconductor Equipment)	524	5,659
j2 Global, Inc. (Internet Software & Services)	786	49,928
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	655	44,246
Janus Capital Group, Inc. (Capital Markets)	2,358	34,426
Jive Software, Inc.* (Software)	1,310	5,332
John Bean Technologies Corp. (Machinery)	524	27,321
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	786	3,773
K12, Inc.* (Diversified Consumer Services)	786	9,660
Kaman Corp. - Class A (Trading Companies & Distributors)	524	22,055
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,441	22,897
Karyopharm Therapeutics, Inc.* (Biotechnology)	524	4,873
KB Home (Household Durables)	1,441	19,554
KCG Holdings, Inc.* - Class A (Capital Markets)	917	12,563
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,703	21,492
Kelly Services, Inc. - Class A (Professional Services)	655	12,294
Kemper Corp. (Insurance)	786	24,335
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,572	33,971
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,834	9,977
Key Energy Services, Inc.* (Energy Equipment & Services)	3,668	1,940
Kforce, Inc. (Professional Services)	524	9,961
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	655	7,166
Kimball International, Inc. - Class B (Commercial Services & Supplies)	786	9,149
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,441	21,269
Kite Pharma, Inc.* (Biotechnology)	524	24,251
Kite Realty Group Trust (Real Estate Investment Trusts)	1,441	39,238
KLX, Inc.* (Aerospace & Defense)	917	30,921
Knight Transportation, Inc. (Road & Rail)	1,048	27,846
Knoll, Inc. (Commercial Services & Supplies)	917	21,412
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,441	19,266
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,834	3,044
Korn/Ferry International (Professional Services)	786	21,332
Kraton Performance Polymers, Inc.* (Chemicals)	655	14,875
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,179	6,260
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	1,179	20,526
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,572	20,074
Ladder Capital Corp. (Real Estate Investment Trusts)	786	9,361
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	2,489	6,671

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lakeland Bancorp, Inc. (Banks)	786	$8,717
Landec Corp.* (Food Products)	655	7,369
Lannett Co., Inc.* (Pharmaceuticals)	393	7,538
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,834	43,833
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,227	12,404
La-Z-Boy, Inc. (Household Durables)	917	23,723
LDR Holding Corp.* (Health Care Equipment & Supplies)	393	10,591
LegacyTexas Financial Group, Inc. (Banks)	786	19,383
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,048	14,473
Lexington Realty Trust (Real Estate Investment Trusts)	3,406	29,905
Libbey, Inc. (Household Durables)	393	7,310
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	1,179	26,009
LifeLock, Inc.* (Diversified Consumer Services)	1,572	18,298
Limelight Networks, Inc.* (Internet Software & Services)	1,703	2,980
Lion Biotechnologies, Inc.* (Biotechnology)	1,048	5,942
Lionbridge Technologies, Inc.* (IT Services)	1,441	7,191
Liquidity Services, Inc.* (Internet Software & Services)	655	3,655
Lithia Motors, Inc. - Class A (Specialty Retail)	393	32,627
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	393	45,777
LivaNova PLC* (Health Care Equipment & Supplies)	393	20,723
LivePerson, Inc.* (Internet Software & Services)	1,179	7,133
LogMeIn, Inc.* (Internet Software & Services)	393	23,462
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,358	40,087
LTC Properties, Inc. (Real Estate Investment Trusts)	655	30,385
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	524	7,813
Luminex Corp.* (Life Sciences Tools & Services)	786	15,799
Lumos Networks Corp.* (Diversified Telecommunication Services)	524	6,681
M.D.C. Holdings, Inc. (Household Durables)	655	16,120
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	393	16,070
M/I Homes, Inc.* (Household Durables)	524	10,532
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,572	40,180
MacroGenics, Inc.* (Biotechnology)	524	10,773
Magellan Health, Inc.* (Health Care Providers & Services)	393	27,691
Maiden Holdings, Ltd. (Insurance)	917	11,215
Manhattan Associates, Inc.* (Software)	1,179	71,378
MannKind Corp.* (Biotechnology)	4,323	5,836
ManTech International Corp. - Class A (IT Services)	524	17,711
Marchex, Inc. - Class B (Internet Software & Services)	1,179	5,011
Marin Software, Inc.* (Internet Software & Services)	917	2,348
MarineMax, Inc.* (Specialty Retail)	524	9,961
MarketAxess Holdings, Inc. (Diversified Financial Services)	655	80,408
Marketo, Inc.* (Internet Software & Services)	655	14,403
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	393	24,618
Marten Transport, Ltd. (Road & Rail)	524	9,778
Masimo Corp.* (Health Care Equipment & Supplies)	786	34,073
Masonite International Corp.* (Building Products)	524	35,453
MasTec, Inc.* (Construction & Engineering)	1,179	26,716
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,179	25,407
Matrix Service Co.* (Energy Equipment & Services)	524	9,872
Matson, Inc. (Marine)	786	30,560
Matthews International Corp. - Class A (Commercial Services & Supplies)	524	27,583
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,096	7,650
MAXIMUS, Inc. (IT Services)	1,048	55,439
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,048	17,554
MB Financial, Inc. (Banks)	1,179	40,982
MBIA, Inc.* (Insurance)	2,751	21,458
McDermott International, Inc.* (Energy Equipment & Services)	4,192	19,032
McGrath RentCorp (Commercial Services & Supplies)	524	12,775
MDC Partners, Inc. - Class A (Media)	786	15,909
Media General, Inc.* (Media)	1,572	27,243
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	3,406	45,334
Medidata Solutions, Inc.* (Health Care Technology)	917	40,009
Mentor Graphics Corp. (Software)	1,572	31,377
Mercury Systems, Inc.* (Aerospace & Defense)	786	16,522
Meredith Corp. (Media)	655	33,608
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	1,048	15,322
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	786	15,020
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	786	15,917
Meritage Homes Corp.* (Household Durables)	655	22,290
Meritor, Inc.* (Machinery)	1,703	14,476
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,965	13,912
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	655	19,473

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MGE Energy, Inc. (Electric Utilities)	655	$32,652
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	5,371	38,833
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,703	57,543
MiMedx Group, Inc.* (Biotechnology)	1,965	14,796
Minerals Technologies, Inc. (Chemicals)	524	31,388
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	917	32,884
Mobile Mini, Inc. (Commercial Services & Supplies)	786	25,349
MobileIron, Inc.* (Software)	1,048	4,014
Modine Manufacturing Co.* (Auto Components)	1,048	11,329
ModusLink Global Solutions, Inc.* (IT Services)	1,441	2,104
Molina Healthcare, Inc.* (Health Care Providers & Services)	524	27,122
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,048	9,966
MoneyGram International, Inc.* (IT Services)	786	4,834
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	1,179	13,559
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	2,882	29,195
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	655	40,885
Monotype Imaging Holdings, Inc. (Software)	786	17,316
Monro Muffler Brake, Inc. (Specialty Retail)	524	36,271
Monster Worldwide, Inc.* (Internet Software & Services)	1,834	5,869
Moog, Inc.* - Class A (Aerospace & Defense)	655	32,003
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	917	1,366
MRC Global, Inc.* (Trading Companies & Distributors)	1,703	23,808
MSA Safety, Inc. (Commercial Services & Supplies)	524	25,199
Mueller Industries, Inc. (Machinery)	917	28,941
Mueller Water Products, Inc. - Class A (Machinery)	2,751	29,573
Myers Industries, Inc. (Containers & Packaging)	524	7,064
Myriad Genetics, Inc.* (Biotechnology)	1,179	42,445
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	524	9,359
National Bank Holdings Corp. (Banks)	655	13,093
National CineMedia, Inc. (Media)	1,179	16,742
National General Holdings Corp. (Insurance)	655	13,224
National Health Investors, Inc. (Real Estate Investment Trusts)	655	44,599
National Storage Affiliates Trust (Real Estate Investment Trusts)	655	12,786
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	786	9,110
Natus Medical, Inc.* (Health Care Equipment & Supplies)	524	16,700
Nautilus, Inc.* (Leisure Products)	655	11,554
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	4,323	5,966
Navigant Consulting, Inc.* (Professional Services)	917	14,635
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	2,096	4,045
Navios Maritime Holdings, Inc. (Marine)	2,096	2,452
Navistar International Corp.* (Machinery)	917	13,838
NBT Bancorp, Inc. (Banks)	786	22,275
NCI Building Systems, Inc.* (Building Products)	655	9,655
Nektar Therapeutics* (Pharmaceuticals)	2,227	34,919
Nelnet, Inc. - Class A (Consumer Finance)	393	16,471
Neogen Corp.* (Health Care Equipment & Supplies)	655	30,942
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,441	11,730
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	786	9,424
NETGEAR, Inc.* (Communications Equipment)	655	27,772
NetScout Systems, Inc.* (Communications Equipment)	655	14,580
Neurocrine Biosciences, Inc.* (Biotechnology)	1,310	59,711
NeuStar, Inc.* - Class A (IT Services)	917	21,540
New Jersey Resources Corp. (Gas Utilities)	1,441	51,415
New Media Investment Group, Inc. (Media)	786	12,615
New Residential Investment Corp. (Real Estate Investment Trusts)	3,144	38,042
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	1,179	12,733
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	2,096	10,899
New York REIT, Inc. (Real Estate Investment Trusts)	2,751	27,042
Newpark Resources, Inc.* (Energy Equipment & Services)	1,703	7,953
NewStar Financial, Inc.* (Diversified Financial Services)	655	6,301
Nexstar Broadcasting Group, Inc. - Class A (Media)	524	26,897
NIC, Inc. (Internet Software & Services)	1,179	20,880
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	917	6,767
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,179	7,416
Nobilis Health Corp.* (Health Care Providers & Services)	917	3,870
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,572	24,225
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	393	1,486
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,441	7,868
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	917	14,544

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,703	$23,876
Northwest Biotherapeutics, Inc.* (Biotechnology)	1,048	1,467
Northwest Natural Gas Co. (Gas Utilities)	524	27,007
NorthWestern Corp. (Multi-Utilities)	786	44,676
Novatel Wireless, Inc.* (Communications Equipment)	1,441	2,205
Novavax, Inc.* (Biotechnology)	4,323	22,653
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	655	9,910
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	655	10,598
Nutrisystem, Inc. (Internet & Catalog Retail)	524	11,538
NuVasive, Inc.* (Health Care Equipment & Supplies)	786	41,611
Nuvectra Corp.* (Health Care Equipment & Supplies)	131	1,101
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,179	19,005
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,358	22,849
Oclaro, Inc.* (Communications Equipment)	2,751	13,893
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,965	4,441
OFG Bancorp (Banks)	917	8,097
Oil States International, Inc.* (Energy Equipment & Services)	917	31,764
Old National Bancorp (Banks)	1,965	26,331
Old Second Bancorp, Inc. (Banks)	917	6,566
Olin Corp. (Chemicals)	1,310	28,545
OM Asset Management PLC (Capital Markets)	524	7,032
Omeros Corp.* (Pharmaceuticals)	655	8,679
Omnicell, Inc.* (Health Care Technology)	655	20,868
OMNOVA Solutions, Inc.* (Chemicals)	1,048	7,493
On Assignment, Inc.* (Professional Services)	917	33,067
Oncothyreon, Inc.* (Biotechnology)	2,358	3,065
ONE Gas, Inc. (Gas Utilities)	917	53,617
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	524	6,498
Ophthotech Corp.* (Biotechnology)	393	18,369
OPOWER, Inc.* (Internet Software & Services)	655	5,175
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,441	10,346
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,310	12,982
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,227	995
Organovo Holdings, Inc.* (Biotechnology)	1,965	5,345
Orion Marine Group, Inc.* (Construction & Engineering)	917	5,355
Oritani Financial Corp. (Thrifts & Mortgage Finance)	917	15,892
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	655	28,427
Otter Tail Corp. (Electric Utilities)	655	18,943
OvaScience, Inc.* (Biotechnology)	393	3,293
Owens & Minor, Inc. (Health Care Providers & Services)	1,048	38,137
P.H. Glatfelter Co. (Paper & Forest Products)	786	18,023
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,572	15,170
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	655	3,098
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	655	35,442
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	524	29,653
PAREXEL International Corp.* (Life Sciences Tools & Services)	917	56,028
Park Sterling Corp. (Banks)	1,179	8,607
Parker Drilling Co.* (Energy Equipment & Services)	2,751	8,418
Parkway Properties, Inc. (Real Estate Investment Trusts)	1,441	23,704
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,441	33,748
Party City Holdco, Inc.* (Specialty Retail)	524	7,509
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	917	19,257
Paycom Software, Inc.* (Software)	524	20,022
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	655	41,128
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	655	8,810
PDL BioPharma, Inc. (Biotechnology)	3,013	11,359
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,179	32,588
Pegasystems, Inc. (Software)	655	17,285
Pendrell Corp.* (Professional Services)	4,716	2,428
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,441	23,243
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	1,179	27,046
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	1,310	17,803
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	5,240	1,855
Perficient, Inc.* (IT Services)	655	13,676
Performance Sports Group, Ltd.* (Leisure Products)	917	3,402
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	1,310	983
PGT, Inc.* (Building Products)	917	9,601
PharMerica Corp.* (Health Care Providers & Services)	524	12,387
PHH Corp.* (Thrifts & Mortgage Finance)	917	11,765
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,310	13,860

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Physicians Realty Trust (Real Estate Investment Trusts)	1,310	$23,750
PICO Holdings, Inc.* (Diversified Financial Services)	524	5,203
Piedmont Natural Gas Co., Inc. (Gas Utilities)	1,310	78,337
Pier 1 Imports, Inc. (Specialty Retail)	1,572	10,831
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,048	11,570
Pinnacle Financial Partners, Inc. (Banks)	655	32,206
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,441	4,482
Plantronics, Inc. (Communications Equipment)	655	25,185
Plexus Corp.* (Electronic Equipment, Instruments & Components)	524	21,882
Plug Power, Inc.* (Electrical Equipment)	3,799	7,826
PNM Resources, Inc. (Electric Utilities)	1,310	41,501
Polycom, Inc.* (Communications Equipment)	2,358	28,178
PolyOne Corp. (Chemicals)	1,441	51,847
Pool Corp. (Distributors)	655	57,254
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	393	21,128
Portland General Electric Co. (Electric Utilities)	1,310	52,033
Portola Pharmaceuticals, Inc.* (Biotechnology)	786	18,675
Post Holdings, Inc.* (Food Products)	917	65,876
Potbelly Corp.* (Hotels, Restaurants & Leisure)	524	7,467
Potlatch Corp. (Real Estate Investment Trusts)	655	23,069
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	524	25,283
PowerSecure International, Inc.* (Electrical Equipment)	524	9,809
PRA Group, Inc.* (Consumer Finance)	786	26,079
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	655	8,083
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	917	52,068
Primerica, Inc. (Insurance)	786	38,954
Primoris Services Corp. (Construction & Engineering)	786	18,385
PrivateBancorp, Inc. (Banks)	1,310	54,509
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,572	8,347
Progress Software Corp.* (Software)	917	23,402
Proofpoint, Inc.* (Software)	655	38,160
PROS Holdings, Inc.* (Software)	524	6,162
Prosperity Bancshares, Inc. (Banks)	1,048	55,303
Prothena Corp. PLC* (Biotechnology)	524	22,632
Proto Labs, Inc.* (Machinery)	393	23,513
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,179	23,556
PTC Therapeutics, Inc.* (Biotechnology)	524	3,888
Qlik Technologies, Inc.* (Software)	1,441	44,368
QLogic Corp.* (Electronic Equipment, Instruments & Components)	1,572	20,577
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	393	19,029
Quad/Graphics, Inc. (Commercial Services & Supplies)	655	8,220
Quality Systems, Inc. (Health Care Technology)	917	12,911
Qualys, Inc.* (Software)	393	9,896
Quanex Building Products Corp. (Building Products)	655	12,340
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	5,109	2,352
Quidel Corp.* (Health Care Equipment & Supplies)	524	9,065
QuinStreet, Inc.* (Internet Software & Services)	1,048	3,689
Quotient Technology, Inc.* (Internet Software & Services)	1,179	13,700
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,013	38,536
Radiant Logistics, Inc.* (Air Freight & Logistics)	786	3,097
Radius Health, Inc.* (Biotechnology)	524	18,654
RadNet, Inc.* (Health Care Providers & Services)	1,048	5,292
RAIT Financial Trust (Real Estate Investment Trusts)	1,703	5,177
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,965	22,833
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	1,441	25,520
Raptor Pharmaceutical Corp.* (Biotechnology)	1,441	7,075
Raven Industries, Inc. (Industrial Conglomerates)	655	10,539
Rayonier Advanced Materials, Inc. (Chemicals)	786	8,057
RBC Bearings, Inc.* (Machinery)	393	28,807
Real Industry, Inc.* (Metals & Mining)	655	5,790
RealNetworks, Inc.* (Internet Software & Services)	917	4,182
RealPage, Inc.* (Software)	917	20,165
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,441	18,675
Regis Corp.* (Diversified Consumer Services)	786	10,745
Regulus Therapeutics, Inc.* (Biotechnology)	786	4,590
Relypsa, Inc.* (Pharmaceuticals)	524	9,484
Renasant Corp. (Banks)	524	17,994
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	917	8,913
Rent-A-Center, Inc. (Specialty Retail)	917	13,480
Rentech, Inc.* (Paper & Forest Products)	524	1,818
Repligen Corp.* (Biotechnology)	524	13,959
Resource Capital Corp. (Real Estate Investment Trusts)	655	7,781
Resources Connection, Inc. (Professional Services)	786	11,609

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Restoration Hardware Holdings, Inc.* (Specialty Retail)	524	$22,673
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	1,572	30,921
RetailMeNot, Inc.* (Internet Software & Services)	786	6,626
Retrophin, Inc.* (Biotechnology)	655	9,026
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	1,310	1,323
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	1,048	19,671
Rexnord Corp.* (Machinery)	1,703	37,124
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,227	6,302
RingCentral, Inc.* - Class A (Software)	917	17,496
RLI Corp. (Insurance)	655	40,727
RLJ Lodging Trust (Real Estate Investment Trusts)	2,096	44,163
Roadrunner Transportation Systems, Inc.* (Road & Rail)	524	6,194
Rocket Fuel, Inc.* (Internet Software & Services)	786	2,248
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	917	8,482
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	524	16,868
Rouse Properties, Inc. (Real Estate Investment Trusts)	786	14,517
Rovi Corp.* (Software)	1,572	27,699
RPX Corp.* (Professional Services)	1,048	11,612
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	917	28,069
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,310	5,227
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,441	6,340
Ruckus Wireless, Inc.* (Communications Equipment)	1,441	19,799
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	786	10,902
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	655	12,897
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	786	12,482
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	655	33,752
S&T Bancorp, Inc. (Banks)	655	16,814
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	1,048	22,102
Safe Bulkers, Inc. (Marine)	1,441	1,787
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	524	6,099
Saia, Inc.* (Road & Rail)	524	15,154
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,048	9,422
Sanderson Farms, Inc. (Food Products)	393	36,054
Sandy Spring Bancorp, Inc. (Banks)	524	14,981
Sangamo BioSciences, Inc.* (Biotechnology)	1,310	8,253
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,441	34,080
Sapiens International Corp. N.V. (Software)	655	7,716
Sarepta Therapeutics, Inc.* (Biotechnology)	786	11,153
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	524	21,316
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	524	10,805
Scholastic Corp. (Media)	524	19,063
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	524	18,020
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,048	13,834
Science Applications International Corp. (IT Services)	786	41,729
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	917	9,097
SciQuest, Inc.* (Internet Software & Services)	655	9,052
Scorpio Bulkers, Inc.* (Marine)	393	1,513
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	3,013	18,861
SeaChange International, Inc.* (Software)	917	3,420
Seacoast Banking Corp. of Florida* (Banks)	524	8,499
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	131	1,955
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,179	23,497
Select Comfort Corp.* (Specialty Retail)	917	22,632
Select Income REIT (Real Estate Investment Trusts)	1,048	24,261
Select Medical Holdings Corp. (Health Care Providers & Services)	1,834	24,539
Selective Insurance Group, Inc. (Insurance)	917	31,829
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	655	20,082
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,179	25,514
Senomyx, Inc.* (Chemicals)	1,310	3,210
Sensient Technologies Corp. (Chemicals)	786	52,858
Sequenom, Inc.* (Life Sciences Tools & Services)	2,751	3,521
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	524	2,908
ServiceSource International, Inc.* (IT Services)	1,441	5,807
ServisFirst Bancshares, Inc. (Banks)	393	19,367
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	1,441	275
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,048	30,067
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,048	15,898
ShoreTel, Inc.* (Communications Equipment)	1,441	8,819
Shutterfly, Inc.* (Internet & Catalog Retail)	655	30,117
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	786	4,975

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	1,048	$4,695
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	655	30,654
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	786	11,476
Silver Spring Networks, Inc.* (Software)	786	11,043
Simmons First National Corp. - Class A (Banks)	524	24,471
Simpson Manufacturing Co., Inc. (Building Products)	786	29,553
Sinclair Broadcast Group, Inc. - Class A (Media)	1,048	33,608
Skullcandy, Inc.* (Household Durables)	786	2,680
SkyWest, Inc. (Airlines)	917	21,550
Smart & Final Stores, Inc.* (Food & Staples Retailing)	524	8,342
Smith & Wesson Holding Corp.* (Leisure Products)	1,048	22,878
Snyder’s-Lance, Inc. (Food Products)	1,179	37,693
Solazyme, Inc.* (Chemicals)	2,096	4,905
Sonic Automotive, Inc. - Class A (Specialty Retail)	655	12,288
Sonic Corp. (Hotels, Restaurants & Leisure)	917	31,517
Sonus Networks, Inc.* (Communications Equipment)	1,179	9,739
Sorrento Therapeutics, Inc.* (Biotechnology)	655	4,493
Sotheby’s - Class A (Diversified Consumer Services)	1,048	28,548
South Jersey Industries, Inc. (Gas Utilities)	1,179	32,906
South State Corp. (Banks)	393	27,502
Southside Bancshares, Inc. (Banks)	524	15,306
Southwest Gas Corp. (Gas Utilities)	786	51,019
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	524	55,659
SpartanNash Co. (Food & Staples Retailing)	655	18,144
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,441	10,217
Spire, Inc. (Gas Utilities)	655	41,894
STAAR Surgical Co.* (Health Care Equipment & Supplies)	917	7,070
STAG Industrial, Inc. (Real Estate Investment Trusts)	1,179	23,533
Stage Stores, Inc. (Specialty Retail)	655	4,821
State Bank Financial Corp. (Banks)	655	13,676
State National Cos., Inc. (Insurance)	786	8,866
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,441	21,990
Stein Mart, Inc. (Specialty Retail)	786	5,691
STERIS PLC (Health Care Equipment & Supplies)	917	64,804
Sterling Bancorp (Banks)	1,572	25,686
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	917	32,104
Stewart Information Services Corp. (Insurance)	393	13,684
Stifel Financial Corp.* (Capital Markets)	1,048	34,489
Stillwater Mining Co.* (Metals & Mining)	2,096	25,571
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	1,048	1,027
Stoneridge, Inc.* (Auto Components)	655	9,340
STORE Capital Corp. (Real Estate Investment Trusts)	655	16,814
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	917	22,439
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	524	5,649
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,572	17,921
Summit Materials, Inc.* - Class A (Construction Materials)	524	10,952
Sun Communities, Inc. (Real Estate Investment Trusts)	786	53,346
Sun Hydraulics Corp. (Machinery)	393	13,904
SunCoke Energy, Inc. (Metals & Mining)	1,179	8,760
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	3,406	43,631
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	655	17,626
Superior Industries International, Inc. (Auto Components)	524	13,687
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	655	11,240
SUPERVALU, Inc.* (Food & Staples Retailing)	4,323	21,745
Swift Transportation Co.* (Road & Rail)	1,441	23,949
Sykes Enterprises, Inc.* (IT Services)	655	19,093
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	655	46,865
Synchronoss Technologies, Inc.* (Software)	655	20,351
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,834	5,759
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1,834	13,241
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	524	43,267
Synta Pharmaceuticals Corp.* (Biotechnology)	2,620	1,048
Syntel, Inc.* (IT Services)	524	22,286
Tailored Brands, Inc. (Specialty Retail)	786	13,692
Take-Two Interactive Software, Inc.* (Software)	1,441	49,253
TAL International Group, Inc. (Trading Companies & Distributors)	655	11,201
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,441	16,802
Talmer Bancorp, Inc. - Class A (Banks)	1,048	20,331
Tangoe, Inc.* (Software)	786	6,933
TASER International, Inc.* (Aerospace & Defense)	917	16,744
Taylor Morrison Home Corp.* - Class A (Household Durables)	655	9,432
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,179	49,318
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	655	44,992

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,703	$6,710
Teledyne Technologies, Inc.* (Aerospace & Defense)	524	48,706
Telenav, Inc.* (Software)	786	4,480
Teligent, Inc.* (Pharmaceuticals)	1,179	6,508
Tenneco, Inc.* (Auto Components)	917	48,875
Terreno Realty Corp. (Real Estate Investment Trusts)	786	17,897
TESARO, Inc.* (Biotechnology)	393	16,286
Tesco Corp. (Energy Equipment & Services)	917	8,675
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	917	26,336
Tetra Tech, Inc. (Commercial Services & Supplies)	1,048	30,811
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,703	12,262
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	655	3,668
Texas Capital Bancshares, Inc.* (Banks)	786	36,015
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,179	48,010
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	393	6,064
TG Therapeutics, Inc.* (Biotechnology)	655	5,967
The Advisory Board Co.* (Professional Services)	655	20,724
The Andersons, Inc. (Food & Staples Retailing)	524	17,559
The Bancorp, Inc.* (Banks)	786	4,457
The Brink’s Co. (Commercial Services & Supplies)	786	26,598
The Buckle, Inc. (Specialty Retail)	524	15,165
The Cato Corp. - Class A (Specialty Retail)	524	19,173
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	786	40,094
The E.W. Scripps Co.* - Class A (Media)	1,048	15,909
The Empire District Electric Co. (Electric Utilities)	786	26,465
The Ensign Group, Inc. (Health Care Providers & Services)	786	17,732
The Finish Line, Inc. - Class A (Specialty Retail)	786	15,524
The GEO Group, Inc. (Real Estate Investment Trusts)	1,179	37,763
The Greenbrier Cos., Inc. (Machinery)	524	15,715
The Hackett Group, Inc. (IT Services)	655	9,746
The KEYW Holding Corp.* (Aerospace & Defense)	786	5,416
The Medicines Co.* (Pharmaceuticals)	1,048	37,298
The New York Times Co. - Class A (Media)	2,358	30,230
The Rubicon Project, Inc.* (Software)	524	10,150
The Spectranetics Corp.* (Health Care Equipment & Supplies)	786	13,362
The St Joe Co.* (Real Estate Management & Development)	1,179	19,866
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,358	19,454
Theravance Biopharma, Inc.* (Pharmaceuticals)	655	13,591
Thermon Group Holdings, Inc.* (Electrical Equipment)	655	12,275
Third Point Reinsurance, Ltd.* (Insurance)	1,441	16,399
Threshold Pharmaceuticals, Inc.* (Biotechnology)	1,703	749
Tidewater, Inc. (Energy Equipment & Services)	786	6,885
Tile Shop Holdings, Inc.* (Specialty Retail)	655	11,685
Time, Inc. (Media)	1,834	26,960
TimkenSteel Corp. (Metals & Mining)	655	8,345
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	917	5,071
Titan International, Inc. (Machinery)	917	6,080
TiVo, Inc.* (Software)	1,703	16,996
TowneBank (Banks)	917	19,257
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	1,048	1,142
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,572	2,358
Travelport Worldwide, Ltd. (IT Services)	1,834	25,584
Tredegar Corp. (Chemicals)	524	8,363
TreeHouse Foods, Inc.* (Food Products)	655	57,902
Trevena, Inc.* (Biotechnology)	917	7,143
Trex Co., Inc.* (Building Products)	524	24,863
TRI Pointe Group, Inc.* (Household Durables)	2,620	30,392
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,310	588
Tribune Publishing Co. (Media)	655	7,421
TriCo Bancshares (Banks)	524	14,106
TriMas Corp.* (Machinery)	786	14,227
TriNet Group, Inc.* (Professional Services)	786	13,063
Triple-S Management Corp.* (Health Care Providers & Services)	524	13,645
Tronox, Ltd. (Chemicals)	1,179	8,583
Trovagene, Inc.* (Biotechnology)	655	2,633
TrueBlue, Inc.* (Professional Services)	786	14,690
TrueCar, Inc.* (Internet Software & Services)	1,048	7,168
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,834	11,756
Trustmark Corp. (Banks)	1,179	28,897
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,179	7,687
Tuesday Morning Corp.* (Multiline Retail)	917	7,960
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	1,048	27,961
Tutor Perini Corp.* (Construction & Engineering)	655	10,362
Tyler Technologies, Inc.* (Software)	524	76,720
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	917	23,428
Ubiquiti Networks, Inc.* (Communications Equipment)	524	18,665
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	917	5,218

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,489	$777
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	524	35,433
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	524	11,366
UMB Financial Corp. (Banks)	655	36,516
UMH Properties, Inc. (Real Estate Investment Trusts)	655	6,419
Umpqua Holdings Corp. (Banks)	3,537	55,991
Unilife Corp.* (Health Care Equipment & Supplies)	3,144	1,729
Union Bankshares Corp. (Banks)	786	20,758
Unisys Corp.* (IT Services)	917	7,070
Unit Corp.* (Energy Equipment & Services)	917	11,609
United Bankshares, Inc. (Banks)	1,179	45,616
United Community Banks, Inc. (Banks)	917	18,459
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,310	7,781
United Development Funding IV + (Real Estate Investment Trusts)	515	1,236
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	917	11,903
United Natural Foods, Inc.* (Food & Staples Retailing)	786	28,037
Universal American Corp. (Health Care Providers & Services)	1,048	7,797
Universal Corp. (Tobacco)	393	21,438
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	655	38,193
Universal Insurance Holdings, Inc. (Insurance)	655	11,535
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	3,275	2,655
Urban Edge Properties (Real Estate Investment Trusts)	1,441	37,380
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	524	10,773
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	524	67,932
Valley National Bancorp (Banks)	3,799	35,939
Vanda Pharmaceuticals, Inc.* (Biotechnology)	917	8,161
VASCO Data Security International, Inc.* (Software)	524	9,081
Vector Group, Ltd. (Tobacco)	1,310	28,296
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	655	12,059
Verastem, Inc.* (Biotechnology)	917	1,513
Verint Systems, Inc.* (Software)	917	31,031
Versartis, Inc.* (Biotechnology)	524	4,747
ViaSat, Inc.* (Communications Equipment)	655	50,239
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	2,620	925
Virgin America, Inc.* (Airlines)	524	29,182
VirnetX Holding Corp.* (Software)	1,441	6,470
Virtusa Corp.* (IT Services)	524	18,623
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,358	28,673
Vitamin Shoppe, Inc.* (Specialty Retail)	524	14,342
VIVUS, Inc.* (Pharmaceuticals)	2,882	4,755
Vocera Communications, Inc.* (Health Care Technology)	655	7,677
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,406	15,906
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,048	2,526
Wabash National Corp.* (Machinery)	1,310	18,668
WageWorks, Inc.* (Professional Services)	655	35,279
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	524	11,554
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	655	4,749
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,572	38,184
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,179	33,802
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	655	9,183
Watts Water Technologies, Inc. - Class A (Machinery)	524	29,276
Web.com Group, Inc.* (Internet Software & Services)	786	15,712
WebMD Health Corp.* (Internet Software & Services)	655	41,095
Webster Financial Corp. (Banks)	1,441	52,798
Weight Watchers International, Inc.* (Diversified Consumer Services)	1,048	13,572
WellCare Health Plans, Inc.* (Health Care Providers & Services)	655	58,943
Werner Enterprises, Inc. (Road & Rail)	786	19,917
WesBanco, Inc. (Banks)	655	21,045
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	1,179	17,013
West Corp. (Commercial Services & Supplies)	917	19,651
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,179	83,946
Westamerica Bancorp (Banks)	393	19,147
Western Alliance Bancorp* (Banks)	1,310	47,920
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	786	7,836
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,179	31,550
WGL Holdings, Inc. (Gas Utilities)	786	53,362
Whitestone REIT (Real Estate Investment Trusts)	524	7,037
Wilshire Bancorp, Inc. (Banks)	1,310	14,109
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,965	17,056
Winnebago Industries, Inc. (Automobiles)	524	11,339
Wintrust Financial Corp. (Banks)	786	40,888
WisdomTree Investments, Inc. (Capital Markets)	1,834	19,972
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,703	32,272
Woodward, Inc. (Machinery)	1,048	56,811

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
World Wrestling Entertainment, Inc. - Class A (Media)	655	$10,899
Worthington Industries, Inc. (Metals & Mining)	786	29,672
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	655	12,301
WSFS Financial Corp. (Thrifts & Mortgage Finance)	524	17,889
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,179	6,956
Xencor, Inc.* (Biotechnology)	524	6,419
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,834	28,207
XenoPort, Inc.* (Pharmaceuticals)	1,441	6,340
XO Group, Inc.* (Internet Software & Services)	655	11,567
XOMA Corp.* (Biotechnology)	2,096	1,716
XPO Logistics, Inc.* (Air Freight & Logistics)	1,179	35,535
Xura, Inc.* (Software)	524	11,732
Yadkin Financial Corp. (Banks)	524	13,110
YRC Worldwide, Inc.* (Road & Rail)	786	7,231
ZAGG, Inc.* (Household Durables)	786	6,296
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	917	27,418
Zendesk, Inc.* (Software)	917	20,724
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,179	9,267
Zix Corp.* (Software)	2,358	8,795
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	524	19,645
Zogenix, Inc.* (Pharmaceuticals)	524	5,371
Zumiez, Inc.* (Specialty Retail)	1,048	17,585
TOTAL COMMON STOCKS (Cost $18,303,506)		23,998,492
Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	2,635	—
Dyax Corp. *+^(b) (Biotechnology)	1,854	2,058
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	1,900	4,788
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		6,846

	Principal Amount	Value
Repurchase Agreements(d)(e)(65.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $41,582,732	$41,582,000	$41,582,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,582,000)		41,582,000

TOTAL INVESTMENT SECURITIES (Cost $59,890,294) - 102.5%		65,587,338
Net other assets (liabilities) - (2.5)%		(1,596,890)

NET ASSETS - 100.0%		$63,990,448

+                           These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2016, these securities represented 0.013% of the net assets of the fund.

*                           Non-income producing security

^                            The advisor has deemed these securities to be illiquid. As of April 30, 2016, these securities represented 0.011% of the net assets of the Fund.

(a)                   Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)                    Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $16,971,000.

(e)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	31	6/20/16	$3,493,080	$180,679

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	5/27/16	(0.35)%	$5,234,346	$(113,587)
Russell 2000 Index	Goldman Sachs International	5/27/16	0.15%	15,196,410	(312,179)
				20,430,756	$(425,766)

iShares Russell 2000 ETF	UBS AG	5/27/16	(0.20)%	36,564,671	(734,139)
Russell 2000 Index	UBS AG	5/27/16	0.25%	43,715,604	(829,968)
				80,280,275	(1,564,107)

				$100,711,031	$(1,989,873)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$347,128	0.5%
Air Freight & Logistics	130,455	0.2%
Airlines	89,309	0.1%
Auto Components	257,306	0.4%
Automobiles	11,339	NM
Banks	2,175,150	3.4%
Beverages	2,809	NM
Biotechnology	1,068,236	1.7%
Building Products	229,864	0.4%
Capital Markets	260,012	0.4%
Chemicals	442,980	0.7%
Commercial Services & Supplies	534,784	0.8%
Communications Equipment	423,916	0.7%
Construction & Engineering	220,414	0.3%
Construction Materials	37,165	0.1%
Consumer Finance	128,556	0.2%
Containers & Packaging	91,307	0.1%
Distributors	89,346	0.1%
Diversified Consumer Services	266,613	0.4%
Diversified Financial Services	117,887	0.2%
Diversified Telecommunication Services	193,632	0.3%
Electric Utilities	302,465	0.5%
Electrical Equipment	154,107	0.2%
Electronic Equipment, Instruments & Components	699,830	1.1%
Energy Equipment & Services	247,861	0.4%
Food & Staples Retailing	167,186	0.3%
Food Products	358,898	0.6%
Gas Utilities	389,557	0.6%
Health Care Equipment & Supplies	851,532	1.3%
Health Care Providers & Services	634,757	1.0%
Health Care Technology	123,170	0.2%
Hotels, Restaurants & Leisure	719,981	1.1%
Household Durables	264,207	0.4%
Household Products	35,688	0.1%
Independent Power and Renewable Electricity Producers	141,475	0.2%
Industrial Conglomerates	10,539	NM
Insurance	490,698	0.8%
Internet & Catalog Retail	103,418	0.2%
Internet Software & Services	569,898	0.9%
IT Services	642,960	1.0%
Leisure Products	55,300	0.1%
Life Sciences Tools & Services	143,545	0.2%
Machinery	671,365	1.0%
Marine	38,550	0.1%
Media	442,454	0.7%
Metals & Mining	255,081	0.4%
Multiline Retail	61,544	0.1%
Multi-Utilities	134,293	0.2%
Oil, Gas & Consumable Fuels	486,699	0.8%
Paper & Forest Products	114,515	0.2%
Personal Products	6,701	NM
Pharmaceuticals	447,654	0.7%
Professional Services	328,107	0.5%
Real Estate Investment Trusts	2,542,358	4.0%
Real Estate Management & Development	94,505	0.1%
Road & Rail	141,956	0.2%
Semiconductors & Semiconductor Equipment	901,619	1.4%
Software	1,192,866	1.9%
Specialty Retail	731,444	1.1%
Technology Hardware, Storage & Peripherals	148,954	0.2%
Textiles, Apparel & Luxury Goods	204,564	0.3%
Thrifts & Mortgage Finance	497,635	0.8%
Tobacco	49,734	0.1%
Trading Companies & Distributors	175,621	0.3%
Transportation Infrastructure	17,013	NM
Water Utilities	52,919	0.1%
Wireless Telecommunication Services	41,907	0.1%
Other **	39,985,110	62.5%
Total	$63,990,448	100.0%

See accompanying notes to schedules of portfolio investments.

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (64.0%)
3M Co. (Industrial Conglomerates)	5,040	$843,595
American Express Co. (Consumer Finance)	5,040	329,767
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,040	472,450
Caterpillar, Inc. (Machinery)	5,040	391,709
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,040	514,987
Cisco Systems, Inc. (Communications Equipment)	5,040	138,550
E.I. du Pont de Nemours & Co. (Chemicals)	5,040	332,186
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,040	445,536
General Electric Co. (Industrial Conglomerates)	5,040	154,980
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,040	152,611
International Business Machines Corp. (IT Services)	5,040	735,537
Johnson & Johnson (Pharmaceuticals)	5,040	564,883
JPMorgan Chase & Co. (Banks)	5,040	318,528
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,040	637,510
Merck & Co., Inc. (Pharmaceuticals)	5,040	276,394
Microsoft Corp. (Software)	5,040	251,345
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,040	297,058
Pfizer, Inc. (Pharmaceuticals)	5,040	164,858
The Boeing Co. (Aerospace & Defense)	5,040	679,392
The Coca-Cola Co. (Beverages)	5,040	225,792
The Goldman Sachs Group, Inc. (Capital Markets)	5,040	827,115
The Home Depot, Inc. (Specialty Retail)	5,040	674,805
The Procter & Gamble Co. (Household Products)	5,040	403,805
The Travelers Cos., Inc. (Insurance)	5,040	553,896
The Walt Disney Co. (Media)	5,040	520,430
United Technologies Corp. (Aerospace & Defense)	5,040	526,025
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,040	663,667
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,040	256,738
Visa, Inc. - Class A (IT Services)	5,040	389,289
Wal-Mart Stores, Inc. (Food & Staples Retailing)	5,040	337,025
TOTAL COMMON STOCKS (Cost $7,061,336)		13,080,463

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.6%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $7,282,128	$7,282,000	$7,282,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,282,000)		7,282,000

TOTAL INVESTMENT SECURITIES (Cost $14,343,336) - 99.6%		20,362,463
Net other assets (liabilities) - 0.4%		79,419

NET ASSETS - 100.0%		$20,441,882

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $3,693,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	14	6/20/16	$1,238,720	$54,714

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	5/27/16	0.55%	$9,294,533	$(147,637)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/27/16	0.38%	2,378,123	(41,482)
				11,672,656	$(189,119)

Dow Jones Industrial Average	UBS AG	5/27/16	0.75%	9,091,054	(137,419)
SPDR Dow Jones Industrial Average ETF	UBS AG	5/27/16	0.70%	5,698,247	(85,573)
				14,789,301	(222,992)

				$26,461,957	$(412,111)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraDow 30 ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,205,416	6.0%
Banks	318,528	1.6%
Beverages	225,792	1.1%
Capital Markets	827,114	4.0%
Chemicals	332,186	1.6%
Communications Equipment	138,550	0.7%
Consumer Finance	329,767	1.6%
Diversified Telecommunication Services	256,738	1.3%
Food & Staples Retailing	337,025	1.6%
Health Care Providers & Services	663,667	3.2%
Hotels, Restaurants & Leisure	637,510	3.1%
Household Products	403,805	2.0%
Industrial Conglomerates	998,575	4.9%
Insurance	553,896	2.7%
IT Services	1,124,827	5.6%
Machinery	391,709	1.9%
Media	520,430	2.5%
Oil, Gas & Consumable Fuels	960,523	4.7%
Pharmaceuticals	1,006,135	4.9%
Semiconductors & Semiconductor Equipment	152,611	0.7%
Software	251,345	1.2%
Specialty Retail	674,806	3.3%
Technology Hardware, Storage & Peripherals	472,450	2.3%
Textiles, Apparel & Luxury Goods	297,058	1.5%
Other **	7,361,419	36.0%
Total	$20,441,882	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (53.9%)
Activision Blizzard, Inc. (Software)	22,200	$765,234
Adobe Systems, Inc.* (Software)	15,096	1,422,345
Akamai Technologies, Inc.* (Internet Software & Services)	5,328	271,675
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,808	948,218
Alphabet, Inc.* - Class A (Internet Software & Services)	8,880	6,285,974
Alphabet, Inc.* - Class C (Internet Software & Services)	10,508	7,282,149
Amazon.com, Inc.* (Internet & Catalog Retail)	14,208	9,371,454
American Airlines Group, Inc. (Airlines)	18,204	631,497
Amgen, Inc. (Biotechnology)	22,792	3,607,974
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,324	525,128
Apple, Inc. (Technology Hardware, Storage & Peripherals)	167,832	15,732,571
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	34,188	699,828
Autodesk, Inc.* (Software)	6,808	407,255
Automatic Data Processing, Inc. (IT Services)	13,912	1,230,377
Baidu, Inc.*ADR (Internet Software & Services)	8,140	1,581,602
Bed Bath & Beyond, Inc. (Specialty Retail)	4,884	230,622
Biogen, Inc.* (Biotechnology)	6,660	1,831,433
BioMarin Pharmaceutical, Inc.* (Biotechnology)	4,884	413,577
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	11,840	1,725,680
CA, Inc. (Software)	12,580	373,123
Celgene Corp.* (Biotechnology)	23,680	2,448,749
Cerner Corp.* (Health Care Technology)	10,360	581,610
Charter Communications, Inc.* - Class A (Media)	3,404	722,465
Check Point Software Technologies, Ltd.* (Software)	5,476	453,796
Cisco Systems, Inc. (Communications Equipment)	152,292	4,186,507
Citrix Systems, Inc.* (Software)	4,588	375,482
Cognizant Technology Solutions Corp.* (IT Services)	18,500	1,079,845
Comcast Corp. - Class A (Media)	73,556	4,469,264
Costco Wholesale Corp. (Food & Staples Retailing)	13,320	1,973,092
CSX Corp. (Road & Rail)	29,156	795,084
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	10,360	451,800
Discovery Communications, Inc.* - Class A (Media)	4,588	125,298
Discovery Communications, Inc.* - Class C (Media)	7,696	206,099
DISH Network Corp.* - Class A (Media)	6,808	335,566
Dollar Tree, Inc.* (Multiline Retail)	7,104	566,260
eBay, Inc.* (Internet Software & Services)	35,668	871,369
Electronic Arts, Inc.* (Software)	9,324	576,689
Endo International PLC* (Pharmaceuticals)	6,660	179,820
Expedia, Inc. (Internet & Catalog Retail)	4,144	479,751
Express Scripts Holding Co.* (Health Care Providers & Services)	20,276	1,494,950
Facebook, Inc.* - Class A (Internet Software & Services)	69,412	8,161,464
Fastenal Co. (Trading Companies & Distributors)	8,732	408,570
Fiserv, Inc.* (IT Services)	6,808	665,278
Gilead Sciences, Inc. (Biotechnology)	41,292	3,642,368
Henry Schein, Inc.* (Health Care Providers & Services)	2,516	424,449
Illumina, Inc.* (Life Sciences Tools & Services)	4,440	599,356
Incyte Corp.* (Biotechnology)	5,624	406,446
Intel Corp. (Semiconductors & Semiconductor Equipment)	142,968	4,329,071
Intuit, Inc. (Software)	7,844	791,381
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,184	741,610
JD.com, Inc.*ADR (Internet & Catalog Retail)	26,344	673,353
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,736	361,830
Liberty Braves Group* - Class A (Media)	296	4,629
Liberty Braves Group* - Class C (Media)	592	8,833
Liberty Global PLC* - Class A (Media)	7,696	290,370
Liberty Global PLC* - Class C (Media)	17,612	644,599
Liberty Interactive Corp.* (Internet & Catalog Retail)	13,912	364,494
Liberty Media Group-A* - Class A (Media)	740	13,542
Liberty Media Group-C* - Class C (Media)	1,628	29,304
Liberty Ventures* (Internet & Catalog Retail)	4,144	165,760
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	7,252	322,569
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	7,696	539,413
Mattel, Inc. (Leisure Products)	10,360	322,092
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,732	311,907
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	31,376	337,292
Microsoft Corp. (Software)	239,316	11,934,689
Mondelez International, Inc. - Class A (Food Products)	47,508	2,040,944
Monster Beverage Corp.* (Beverages)	6,068	875,127
Mylan N.V.* (Pharmaceuticals)	14,800	617,308
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,880	209,923
Netease.com, Inc.ADR (Internet Software & Services)	2,220	312,354
Netflix, Inc.* (Internet & Catalog Retail)	13,024	1,172,551
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	6,808	332,843

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,280	$578,428
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	10,508	896,122
O’Reilly Automotive, Inc.* (Specialty Retail)	2,960	777,533
PACCAR, Inc. (Machinery)	10,656	627,745
Paychex, Inc. (IT Services)	10,952	570,818
PayPal Holdings, Inc.* (IT Services)	37,000	1,449,660
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	45,288	2,287,950
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,170,815
Ross Stores, Inc. (Specialty Retail)	12,284	697,486
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	3,848	396,498
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	9,028	196,540
Sirius XM Holdings, Inc.* (Media)	154,216	609,153
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,772	385,685
Starbucks Corp. (Hotels, Restaurants & Leisure)	44,696	2,513,256
Stericycle, Inc.* (Commercial Services & Supplies)	2,516	240,429
Symantec Corp. (Software)	19,684	327,640
Tesla Motors, Inc.* (Automobiles)	3,996	962,077
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,488	1,739,036
The Kraft Heinz Co. (Food Products)	36,704	2,865,481
The Priceline Group, Inc.* (Internet & Catalog Retail)	1,480	1,988,616
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	24,716	970,844
Tractor Supply Co. (Specialty Retail)	3,996	378,261
TripAdvisor, Inc.* (Internet & Catalog Retail)	3,996	258,102
Twenty-First Century Fox, Inc. - Class A (Media)	33,892	1,025,572
Twenty-First Century Fox, Inc. - Class B (Media)	24,124	726,615
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,924	400,731
Verisk Analytics, Inc.* - Class A (Professional Services)	5,032	390,383
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,400	624,116
Viacom, Inc. - Class B (Media)	10,508	429,777
Vodafone Group PLCADR (Wireless Telecommunication Services)	11,692	382,796
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,708	2,593,090
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	7,104	290,305
Whole Foods Market, Inc. (Food & Staples Retailing)	9,768	284,053
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,696	331,544
Yahoo!, Inc.* (Internet Software & Services)	28,712	1,050,859
TOTAL COMMON STOCKS (Cost $63,625,387)		151,184,947

	Principal Amount	Value
Repurchase Agreements(a)(b)(45.3%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $126,972,236	$126,970,000	$126,970,000
TOTAL REPURCHASE AGREEMENTS (Cost $126,970,000)		126,970,000

TOTAL INVESTMENT SECURITIES (Cost $190,595,387) - 99.2%		278,154,947
Net other assets (liabilities) - 0.8%		2,296,492

NET ASSETS - 100.0%		$280,451,439

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $53,414,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	476	6/20/16	$41,231,120	$430,842

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	5/27/16	0.60%	$125,125,825	$(2,181,543)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	5/27/16	0.40%	62,805,548	(1,107,077)
				187,931,373	$(3,288,620)

NASDAQ-100 Index	UBS AG	5/27/16	0.70%	108,140,635	(1,872,474)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	5/27/16	0.70%	72,094,301	(1,271,190)
				180,234,936	(3,143,664)

				$368,166,309	$(6,432,284)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Airlines	$631,497	0.2%
Automobiles	962,077	0.3%
Beverages	875,127	0.3%
Biotechnology	15,093,696	5.5%
Commercial Services & Supplies	240,429	0.1%
Communications Equipment	4,186,507	1.5%
Diversified Telecommunication Services	396,498	0.1%
Food & Staples Retailing	4,850,235	1.7%
Food Products	4,906,425	1.7%
Health Care Equipment & Supplies	741,610	0.3%
Health Care Providers & Services	1,919,399	0.7%
Health Care Technology	581,610	0.2%
Hotels, Restaurants & Leisure	3,385,512	1.2%
Internet & Catalog Retail	14,925,881	5.3%
Internet Software & Services	25,817,445	9.2%
IT Services	4,995,978	1.8%
Leisure Products	322,092	0.1%
Life Sciences Tools & Services	599,356	0.2%
Machinery	627,745	0.2%
Media	9,641,086	3.4%
Multiline Retail	566,260	0.2%
Pharmaceuticals	797,128	0.3%
Professional Services	390,383	0.1%
Road & Rail	795,084	0.3%
Semiconductors & Semiconductor Equipment	14,832,070	5.3%
Software	17,427,634	6.2%
Specialty Retail	2,484,633	0.9%
Technology Hardware, Storage & Peripherals	16,429,339	6.0%
Trading Companies & Distributors	408,570	0.1%
Wireless Telecommunication Services	1,353,641	0.5%
Other **	129,266,492	46.1%
Total	$280,451,439	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(104.1%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $5,169,091	$5,169,000	$5,169,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,169,000)		5,169,000

TOTAL INVESTMENT SECURITIES (Cost $5,169,000) - 104.1%		5,169,000
Net other assets (liabilities) - (4.1)%		(201,869)

NET ASSETS - 100.0%		$4,967,131

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $372,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	5/27/16	0.70%	$318,705	$(6,153)
MSCI EAFE Index	UBS AG	5/27/16	1.20%	9,584,388	(202,389)
				$9,903,093	$(208,542)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (81.5%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	20,300	$104,139
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	18,067	1,390,074
Ambev S.A.ADR (Beverages)	71,050	397,170
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	27,405	388,055
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	6,496	106,859
Baidu, Inc.*ADR (Internet Software & Services)	4,466	867,744
BRF S.A.ADR (Food Products)	9,947	141,446
Cemex S.A.B. de C.V.*ADR (Construction Materials)	22,736	169,384
China Life Insurance Co., Ltd.ADR (Insurance)	24,157	278,047
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	17,864	1,027,537
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	4,060	287,326
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,233	110,846
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	9,338	109,255
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	6,090	207,669
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,639	325,732
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	812	70,879
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	5,684	247,879
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	1,421	64,798
Embraer S.A.ADR (Aerospace & Defense)	2,639	60,961
Empresa Nacional de Electricidad S.A.ADR (Independent Power and Renewable Electricity Producers)	1,827	50,881
Endesa Americas S.A.*ADR (Independent Power and Renewable Electricity Producers)	1,827	25,816
Enersis Chile S.A.*ADR (Electric Utilities)	6,293	40,086
Enersis S.A.ADR (Electric Utilities)	6,293	53,869
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,233	208,138
Grupo Televisa S.A.B.ADR (Media)	7,105	207,679
HDFC Bank, Ltd.ADR (Banks)	6,699	421,166
ICICI Bank, Ltd.ADR (Banks)	22,939	161,720
Infosys Technologies, Ltd.ADR (IT Services)	32,277	606,808
JD.com, Inc.*ADR (Internet & Catalog Retail)	14,413	368,397
KB Financial Group, Inc.ADR (Banks)	6,293	191,370
Korea Electric Power Corp.ADR (Electric Utilities)	8,323	223,889
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	7,105	72,826
Netease.com, Inc.ADR (Internet Software & Services)	1,218	171,373
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,451	252,130
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	24,157	186,250
POSCOADR (Metals & Mining)	5,278	274,562
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	4,060	216,682
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	1,624	123,327
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	8,120	266,255
Shinhan Financial Group Co., Ltd.ADR (Banks)	7,714	282,023
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,684	113,680
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	60,291	1,422,266
Tata Motors, Ltd.*ADR (Automobiles)	3,248	98,674
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	7,105	149,063
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	38,570	72,897
Vale S.A.ADR (Metals & Mining)	24,360	138,121
Wipro, Ltd.ADR (IT Services)	9,541	115,923
TOTAL COMMON STOCKS (Cost $10,621,806)		12,871,671

Preferred Stocks (7.9%)
Banco Bradesco S.A.ADR (Banks)	46,487	347,258
Itau Unibanco Holding S.A.ADR (Banks)	49,126	468,170
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	33,089	195,225
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	7,511	92,536
Vale S.A.ADR (Metals & Mining)	32,683	148,381
TOTAL PREFERRED STOCKS (Cost $905,592)		1,251,570

	Principal Amount	Value
Repurchase Agreements(a)(b)(7.5%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $1,185,021	$1,185,000	$1,185,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,185,000)		1,185,000

TOTAL INVESTMENT SECURITIES (Cost $12,712,398) - 96.9%		15,308,241
Net other assets (liabilities) - 3.1%		490,027

NET ASSETS - 100.0%		$15,798,268

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $573,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	5/27/16	0.85%	$9,143,209	$(118,621)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	5/27/16	0.65%	8,378,797	(115,891)
				$17,522,006	$(234,512)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$60,961	0.4%
Automobiles	98,674	0.6%
Banks	1,871,709	11.8%
Beverages	676,187	4.3%
Construction Materials	169,384	1.1%
Diversified Telecommunication Services	736,987	4.7%
Electric Utilities	317,843	2.0%
Electronic Equipment, Instruments & Components	72,826	0.5%
Food Products	141,446	0.9%
Independent Power and Renewable Electricity Producers	76,697	0.5%
Insurance	278,047	1.8%
Internet & Catalog Retail	616,276	3.9%
Internet Software & Services	2,552,519	16.1%
IT Services	722,731	4.6%
Media	207,679	1.3%
Metals & Mining	667,923	4.2%
Oil, Gas & Consumable Fuels	1,661,981	10.5%
Pharmaceuticals	64,798	0.4%
Semiconductors & Semiconductor Equipment	1,599,301	10.1%
Wireless Telecommunication Services	1,529,272	9.7%
Other **	1,675,027	10.6%
Total	$15,798,268	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2016:

	Value	% of Net Assets
Brazil	$2,324,582	14.7%
Chile	170,652	1.1%
China	4,532,130	28.7%
Hong Kong	1,027,537	6.5%
India	1,469,089	9.3%
Indonesia	216,682	1.4%
Mexico	1,044,135	6.6%
South Africa	373,114	2.4%
South Korea	1,158,350	7.3%
Taiwan	1,806,970	11.4%
Other **	1,675,027	10.6%
Total	$15,798,268	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (41.8%)
Ambev S.A.ADR (Beverages)	324,777	$1,815,504
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	125,268	1,773,795
Banco de ChileADR (Banks)	3,723	245,196
Banco Santander ChileADR (Banks)	12,045	233,673
Bancolombia S.A.ADR (Banks)	8,760	338,925
BRF S.A.ADR (Food Products)	39,858	566,781
Cemex S.A.B. de C.V.*ADR (Construction Materials)	105,558	786,408
Cencosud S.A.ADR (Food & Staples Retailing)	30,441	250,225
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	7,227	150,538
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	3,723	324,981
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	27,594	210,818
CPFL Energia S.A.*ADR (Electric Utilities)	24,090	278,962
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	19,929	198,094
Embraer S.A.ADR (Aerospace & Defense)	12,483	288,357
Empresa Nacional de Electricidad S.A.ADR (Independent Power and Renewable Electricity Producers)	8,322	231,768
Endesa Americas S.A.*ADR (Independent Power and Renewable Electricity Producers)	8,322	117,590
Enersis Chile S.A.*ADR (Electric Utilities)	29,346	186,934
Enersis S.A.ADR (Electric Utilities)	29,346	251,202
Fibria Celulose S.A.ADR (Paper & Forest Products)	17,301	153,287
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	7,008	653,215
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	2,628	248,135
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	1,533	235,837
Grupo Financiero Galicia S.A.ADR (Banks)	6,351	180,813
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	23,871	218,181
Grupo Televisa S.A.B.ADR (Media)	32,412	947,403
Latam Airlines Group S.A.*ADR (Airlines)	28,032	201,270
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	112,347	866,196
Tim Participacoes S.A.ADR (Wireless Telecommunication Services)	12,483	138,436
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	32,631	684,599
Vale S.A.ADR (Metals & Mining)	115,194	653,150
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	13,140	264,771
TOTAL COMMON STOCKS (Cost $10,822,771)		13,695,044

Preferred Stocks (18.3%)
Banco Bradesco S.A.ADR (Banks)	211,773	1,581,944
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	13,140	192,501
Itau Unibanco Holding S.A.ADR (Banks)	224,256	2,137,160
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	153,957	908,346
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	35,916	442,485
Vale S.A.ADR (Metals & Mining)	154,176	699,959
TOTAL PREFERRED STOCKS (Cost $4,242,741)		5,962,395

	Principal Amount	Value
Repurchase Agreements(a)(b)(42.4%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $13,835,244	$13,835,000	$13,835,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,835,000)		13,835,000

TOTAL INVESTMENT SECURITIES (Cost $28,900,512) - 102.5%		33,492,439
Net other assets (liabilities) - (2.5)%		(829,594)

NET ASSETS - 100.0%		$32,662,845

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $1,458,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	5/27/16	0.85%	$3,706,697	$19,431
BNY Mellon Latin America 35 ADR Index	UBS AG	5/27/16	0.75%	42,001,027	152,258
				$45,707,724	$171,689

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraLatin America ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$288,357	0.9%
Airlines	201,270	0.6%
Banks	4,935,893	15.1%
Beverages	2,793,700	8.5%
Chemicals	150,538	0.5%
Construction Materials	786,408	2.4%
Diversified Telecommunication Services	442,485	1.4%
Electric Utilities	717,098	2.2%
Food & Staples Retailing	442,726	1.4%
Food Products	566,781	1.7%
Independent Power and Renewable Electricity Producers	349,358	1.1%
Media	947,403	2.9%
Metals & Mining	1,353,109	4.1%
Oil, Gas & Consumable Fuels	2,922,005	8.8%
Paper & Forest Products	153,287	0.5%
Transportation Infrastructure	483,972	1.5%
Water Utilities	210,818	0.6%
Wireless Telecommunication Services	1,912,231	5.9%
Other **	13,005,406	39.9%
Total	$32,662,845	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2016:

	Value	% of Net Assets
Argentina	$445,584	1.4%
Brazil	11,618,485	35.6%
Chile	1,868,396	5.7%
Colombia	537,019	1.6%
Mexico	5,187,955	15.8%
Other **	13,005,406	39.9%
Total	$32,662,845	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (81.0%)
21Vianet Group, Inc.*ADR (Internet Software & Services)	8,424	$169,954
500.com, Ltd.*ADR - Class A (Hotels, Restaurants & Leisure)	5,200	97,708
58.com, Inc.*ADR (Internet Software & Services)	2,704	147,774
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	16,952	1,304,286
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	19,448	164,141
Autohome, Inc.*ADR (Internet Software & Services)	5,616	166,009
Baidu, Inc.*ADR (Internet Software & Services)	5,304	1,030,567
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	5,408	134,984
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	5,304	140,026
China Life Insurance Co., Ltd.ADR (Insurance)	50,856	585,353
China Lodging Group, Ltd.ADR (Hotels, Restaurants & Leisure)	4,472	161,261
China Ming Yang Wind Power Group, Ltd.*ADR (Electrical Equipment)	29,848	71,635
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	19,344	1,112,667
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	9,048	640,327
China Southern Airlines Co., Ltd.ADR (Airlines)	4,992	154,003
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	7,592	376,867
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	31,304	366,257
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,200	641,836
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	13,208	576,001
E-Commerce China Dangdang, Inc.*ADR - Class A (Internet & Catalog Retail)	12,376	88,365
E-House China Holdings, Ltd.*ADR (Real Estate Management & Development)	15,912	105,178
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	8,008	227,347
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	9,568	82,955
JD.com, Inc.*ADR (Internet & Catalog Retail)	26,208	669,876
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	4,264	94,959
Momo, Inc.*ADR (Internet Software & Services)	6,760	111,134
Netease.com, Inc.ADR (Internet Software & Services)	3,224	453,617
NQ Mobile, Inc.*ADR (Software)	19,448	99,185
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	7,904	577,466
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	5,096	386,990
Qunar Cayman Islands, Ltd.*ADR (Internet & Catalog Retail)	5,928	241,922
Sinopec Shanghai Petrochemical Co., Ltd.*ADR (Chemicals)	4,056	197,527
SouFun Holdings, Ltd.*ADR (Internet Software & Services)	30,992	176,344
TAL Education Group*ADR (Diversified Consumer Services)	4,368	252,732
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	13,104	127,764
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	12,480	132,662
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	23,608	322,013
Weibo Corp.*ADR (Internet Software & Services)	6,240	152,693
YY, Inc.*ADR (Internet Software & Services)	3,536	222,132
TOTAL COMMON STOCKS (Cost $9,083,127)		12,764,517

	Principal Amount	Value
Repurchase Agreements(a)(b)(20.2%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $3,174,056	$3,174,000	$3,174,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,174,000)		3,174,000

TOTAL INVESTMENT SECURITIES (Cost $12,257,127) - 101.2%		15,938,517
Net other assets (liabilities) - (1.2)%		(192,118)

NET ASSETS - 100.0%		$15,746,399

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $612,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	5/27/16	0.85%	$10,774,827	$(108,031)
BNY Mellon China Select ADR Index	UBS AG	5/27/16	0.40%	7,922,555	(97,571)
				$18,697,382	$(205,602)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraChina ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Airlines	$294,029	1.9%
Chemicals	197,527	1.3%
Diversified Consumer Services	252,732	1.6%
Diversified Telecommunication Services	743,124	4.7%
Electrical Equipment	71,635	0.5%
Hotels, Restaurants & Leisure	391,631	2.5%
Independent Power and Renewable Electricity Producers	227,347	1.4%
Insurance	585,353	3.7%
Internet & Catalog Retail	1,898,177	12.1%
Internet Software & Services	4,456,484	28.2%
Metals & Mining	164,141	1.0%
Oil, Gas & Consumable Fuels	1,859,629	11.8%
Real Estate Management & Development	105,178	0.7%
Semiconductors & Semiconductor Equipment	305,678	1.9%
Software	99,185	0.6%
Wireless Telecommunication Services	1,112,667	7.1%
Other **	2,981,882	19.0%
Total	$15,746,399	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2016:

	Value	% of Net Assets
China	$12,764,517	81.0%
Other **	2,981,882	19.0%
Total	$15,746,399	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(89.8%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $20,391,359	$20,391,000	$20,391,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,391,000)		20,391,000

TOTAL INVESTMENT SECURITIES (Cost $20,391,000) - 89.8%		20,391,000
Net other assets (liabilities) - 10.2%		2,308,208

NET ASSETS - 100.0%		$22,699,208

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	571	6/10/16	$45,408,775	$(1,583,834)

See accompanying notes to schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $27,911,492	$27,911,000	$27,911,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,911,000)		27,911,000

TOTAL INVESTMENT SECURITIES (Cost $27,911,000) - 97.0%		27,911,000
Net other assets (liabilities) - 3.0%		877,551

NET ASSETS - 100.0%		$28,788,551

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $2,946,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	93	6/20/16	$9,573,188	$(367,646)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	5/27/16	(0.30)%	$(11,471,073)	$161,443
S&P 500	UBS AG	5/27/16	(0.15)%	(7,572,319)	108,896
				$(19,043,392)	$270,339

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.3%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $9,543,168	$9,543,000	$9,543,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,543,000)		9,543,000

TOTAL INVESTMENT SECURITIES (Cost $9,543,000) - 96.3%		9,543,000
Net other assets (liabilities) - 3.7%		367,861

NET ASSETS - 100.0%		$9,910,861

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $1,356,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	6/20/16	$2,253,600	$(116,633)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	5/27/16	0.35%	$(5,472,783)	$112,272
Russell 2000 Index	UBS AG	5/27/16	0.25%	(2,168,880)	50,919
				$(7,641,663)	$163,191

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(81.9%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $5,155,091	$5,155,000	$5,155,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,155,000)		5,155,000

TOTAL INVESTMENT SECURITIES (Cost $5,155,000) - 81.9%		5,155,000
Net other assets (liabilities) - 18.1%		1,142,538

NET ASSETS - 100.0%		$6,297,538

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $679,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	8	6/20/16	$692,960	$(7,271)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	5/27/16	(0.30)%	$(3,560,109)	$31,831
NASDAQ-100 Index	UBS AG	5/27/16	(0.30)%	(2,030,201)	35,107
				$(5,590,310)	$66,938

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(104.4%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $18,555,327	$18,555,000	$18,555,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,555,000)		18,555,000

TOTAL INVESTMENT SECURITIES (Cost $18,555,000) - 104.4%		18,555,000
Net other assets (liabilities) - (4.4)%		(789,640)

NET ASSETS - 100.0%		$17,765,360

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $6,362,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	36	6/20/16	$3,705,750	$(79,939)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	5/27/16	(0.30)%	$(9,619,174)	$154,152
S&P 500	UBS AG	5/27/16	(0.15)%	(23,322,305)	325,119
				$(32,941,479)	$479,271

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(105.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $2,234,039	$2,234,000	$2,234,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,234,000)		2,234,000

TOTAL INVESTMENT SECURITIES (Cost $2,234,000) - 105.0%		2,234,000
Net other assets (liabilities) - (5.0)%		(105,697)

NET ASSETS - 100.0%		$2,128,303

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $825,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	6/20/16	$145,800	$(7,688)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	5/27/16	0.00	%+	$(2,348,802)	$48,992
S&P MidCap 400	UBS AG	5/27/16	(0.30)%		(1,759,812)	30,578
					$(4,108,614)	$79,570

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                           Amount is less than 0.005%

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(90.7%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $10,012,176	$10,012,000	$10,012,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,012,000)		10,012,000

TOTAL INVESTMENT SECURITIES (Cost $10,012,000) - 90.7%		10,012,000
Net other assets (liabilities) - 9.3%		1,021,625

NET ASSETS - 100.0%		$11,033,625

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $1,728,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	16	6/20/16	$1,802,880	$(84,757)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	5/27/16	0.35%	$(13,268,552)	$272,199
Russell 2000 Index	UBS AG	5/27/16	0.25%	(6,954,800)	233,807
				$(20,223,352)	$506,006

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(106.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $5,489,097	$5,489,000	$5,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,489,000)		5,489,000

TOTAL INVESTMENT SECURITIES (Cost $5,489,000) - 106.0%		5,489,000
Net other assets (liabilities) - (6.0)%		(308,540)

NET ASSETS - 100.0%		$5,180,460

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $1,848,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	8	6/20/16	$707,840	$(31,295)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	5/27/16	(0.25)%	$(4,226,753)	$57,928
Dow Jones Industrial Average	UBS AG	5/27/16	(0.50)%	(5,432,755)	82,045
				$(9,659,508)	$139,973

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.6%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $13,388,236	$13,388,000	$13,388,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,388,000)		13,388,000

TOTAL INVESTMENT SECURITIES (Cost $13,388,000) - 103.6%		13,388,000
Net other assets (liabilities) - (3.6)%		(465,555)

NET ASSETS - 100.0%		$12,922,445

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $3,581,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	21	6/20/16	$1,819,020	$(19,086)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	5/27/16	(0.30)%	$(13,579,614)	$237,656
NASDAQ-100 Index	UBS AG	5/27/16	(0.30)%	(10,591,645)	183,157
				$(24,171,259)	$420,813

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.4%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $7,130,126	$7,130,000	$7,130,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,130,000)		7,130,000

TOTAL INVESTMENT SECURITIES (Cost $7,130,000) - 98.4%		7,130,000
Net other assets (liabilities) - 1.6%		112,468

NET ASSETS - 100.0%		$7,242,468

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $393,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	5/27/16	0.00	%+	$(11,418,282)	$219,974
MSCI EAFE Index	UBS AG	5/27/16	(0.10)%		(3,041,651)	47,779
					$(14,459,933)	$267,753

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                           Amount is less than 0.005%

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(91.2%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $7,130,126	$7,130,000	$7,130,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,130,000)		7,130,000

TOTAL INVESTMENT SECURITIES (Cost $7,130,000) - 91.2%		7,130,000
Net other assets (liabilities) - 8.8%		685,617

NET ASSETS - 100.0%		$7,815,617

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $382,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	5/27/16	0.10%	$(3,635,742)	$46,975
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	5/27/16	0.05%	(11,997,462)	130,245
				$(15,633,204)	$177,220

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.7%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $6,497,114	$6,497,000	$6,497,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,497,000)		6,497,000

TOTAL INVESTMENT SECURITIES (Cost $6,497,000) - 101.7%		6,497,000
Net other assets (liabilities) - (1.7)%		(107,797)

NET ASSETS - 100.0%		$6,389,203

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $312,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	5/27/16	0.20%	$(7,422,664)	$(39,342)
BNY Mellon Latin America 35 ADR Index	UBS AG	5/27/16	0.15%	(5,371,946)	(36,573)
				$(12,794,610)	$(75,915)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(95.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $2,854,050	$2,854,000	$2,854,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,854,000)		2,854,000

TOTAL INVESTMENT SECURITIES (Cost $2,854,000) - 95.0%		2,854,000
Net other assets (liabilities) - 5.0%		150,911

NET ASSETS - 100.0%		$3,004,911

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $177,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	5/27/16	0.60%	$(2,034,196)	$20,230
BNY Mellon China Select ADR Index	UBS AG	5/27/16	1.05%	(3,984,399)	35,433
				$(6,018,595)	$55,663

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(70.6%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $2,313,041	$2,313,000	$2,313,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,313,000)		2,313,000

TOTAL INVESTMENT SECURITIES (Cost $2,313,000) - 70.6%		2,313,000
Net other assets (liabilities) - 29.4%		961,061

NET ASSETS - 100.0%		$3,274,061

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	83	6/10/16	$6,600,575	$310,500

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (69.1%)
Associated Banc-Corp. (Banks)	839	$15,303
BancorpSouth, Inc. (Banks)	476	11,181
Bank of America Corp. (Banks)	57,894	842,938
Bank of Hawaii Corp. (Banks)	242	16,555
Bank of the Ozarks, Inc. (Banks)	458	18,915
BankUnited, Inc. (Banks)	580	20,010
BB&T Corp. (Banks)	4,552	161,050
BOK Financial Corp. (Banks)	118	7,101
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	707	9,396
Cathay General Bancorp (Banks)	415	12,666
Citigroup, Inc. (Banks)	16,530	765,009
Citizens Financial Group, Inc. (Banks)	2,959	67,613
Comerica, Inc. (Banks)	981	43,556
Commerce Bancshares, Inc. (Banks)	466	21,818
Cullen/Frost Bankers, Inc. (Banks)	306	19,581
East West Bancorp, Inc. (Banks)	807	30,254
F.N.B. Corp. (Banks)	1,174	15,520
Fifth Third Bancorp (Banks)	4,391	80,399
First Financial Bankshares, Inc. (Banks)	370	11,981
First Horizon National Corp. (Banks)	1,333	18,775
First Niagara Financial Group, Inc. (Banks)	1,989	21,004
First Republic Bank (Banks)	799	56,186
FirstMerit Corp. (Banks)	929	20,587
Fulton Financial Corp. (Banks)	973	13,612
Glacier Bancorp, Inc. (Banks)	427	11,055
Hancock Holding Co. (Banks)	435	11,297
Huntington Bancshares, Inc. (Banks)	4,458	44,847
IBERIABANK Corp. (Banks)	189	11,149
International Bancshares Corp. (Banks)	311	8,145
Investors Bancorp, Inc. (Banks)	2,012	23,239
JPMorgan Chase & Co. (Banks)	20,579	1,300,594
KeyCorp (Banks)	4,685	57,579
M&T Bank Corp. (Banks)	892	105,541
MB Financial, Inc. (Banks)	385	13,383
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,727	40,987
PacWest Bancorp (Banks)	642	25,667
People’s United Financial, Inc. (Banks)	1,741	26,986
PNC Financial Services Group, Inc. (Banks)	2,810	246,662
Popular, Inc. (Banks)	581	17,267
PrivateBancorp, Inc. (Banks)	445	18,516
Prosperity Bancshares, Inc. (Banks)	368	19,419
Regions Financial Corp. (Banks)	7,221	67,733
Signature Bank* (Banks)	299	41,211
SunTrust Banks, Inc. (Banks)	2,831	118,166
SVB Financial Group* (Banks)	289	30,137
Synovus Financial Corp. (Banks)	708	22,061
TCF Financial Corp. (Banks)	957	13,053
Texas Capital Bancshares, Inc.* (Banks)	257	11,776
Trustmark Corp. (Banks)	379	9,289
U.S. Bancorp (Banks)	9,156	390,870
UMB Financial Corp. (Banks)	236	13,157
Umpqua Holdings Corp. (Banks)	1,235	19,550
United Bankshares, Inc. (Banks)	363	14,044
Valley National Bancorp (Banks)	1,254	11,863
Washington Federal, Inc. (Thrifts & Mortgage Finance)	513	12,461
Webster Financial Corp. (Banks)	513	18,796
Wells Fargo & Co. (Banks)	25,902	1,294,583
Western Alliance Bancorp* (Banks)	511	18,692
Wintrust Financial Corp. (Banks)	272	14,149
Zions Bancorp (Banks)	1,147	31,565
TOTAL COMMON STOCKS (Cost $2,570,217)		6,436,499

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.8%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $3,061,054	$3,061,000	$3,061,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,061,000)		3,061,000

TOTAL INVESTMENT SECURITIES (Cost $5,631,217) - 101.9%		9,497,499
Net other assets (liabilities) - (1.9)%		(178,135)

NET ASSETS - 100.0%		$9,319,364

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $1,265,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	5/23/16	0.90%	$3,910,374	$(39,972)
Dow Jones U.S. Banks Index	UBS AG	5/23/16	0.75%	3,638,452	(35,245)
				$7,548,826	$(75,217)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Banks UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Banks	$6,373,655	68.4%
Thrifts & Mortgage Finance	62,844	0.7%
Other **	2,882,865	30.9%
Total	$9,319,364	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (71.6%)
Air Products & Chemicals, Inc. (Chemicals)	17,070	$2,490,342
Airgas, Inc. (Chemicals)	5,428	773,164
Albemarle Corp. (Chemicals)	9,881	653,727
Alcoa, Inc. (Metals & Mining)	114,297	1,276,697
Allegheny Technologies, Inc. (Metals & Mining)	9,849	160,933
Ashland, Inc. (Chemicals)	5,409	603,644
Axalta Coating Systems, Ltd.* (Chemicals)	11,729	333,925
Axiall Corp. (Chemicals)	6,280	147,894
Cabot Corp. (Chemicals)	5,401	263,515
Carpenter Technology Corp. (Metals & Mining)	4,451	157,610
Celanese Corp. (Chemicals)	12,613	891,739
CF Industries Holdings, Inc. (Chemicals)	20,646	682,763
Chemtura Corp.* (Chemicals)	6,247	173,979
Commercial Metals Co. (Metals & Mining)	9,920	177,766
Compass Minerals International, Inc. (Metals & Mining)	2,725	204,266
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	19,807	298,095
Domtar Corp. (Paper & Forest Products)	5,404	208,811
E.I. du Pont de Nemours & Co. (Chemicals)	76,398	5,035,392
Eastman Chemical Co. (Chemicals)	12,624	964,221
Ecolab, Inc. (Chemicals)	23,366	2,686,623
FMC Corp. (Chemicals)	11,688	505,623
Freeport-McMoRan, Inc. (Metals & Mining)	108,890	1,524,460
GCP Applied Technologies, Inc.* (Chemicals)	6,281	138,999
H.B. Fuller Co. (Chemicals)	4,482	200,435
Huntsman Corp. (Chemicals)	17,963	282,738
International Flavors & Fragrances, Inc. (Chemicals)	7,169	856,480
KapStone Paper & Packaging Corp. (Paper & Forest Products)	7,226	114,821
LyondellBasell Industries N.V. - Class A (Chemicals)	30,531	2,523,998
Minerals Technologies, Inc. (Chemicals)	2,736	163,886
Monsanto Co. (Chemicals)	38,642	3,619,983
NewMarket Corp. (Chemicals)	896	363,830
Newmont Mining Corp. (Metals & Mining)	45,898	1,605,054
Nucor Corp. (Metals & Mining)	27,863	1,387,020
Olin Corp. (Chemicals)	14,391	313,580
Platform Specialty Products Corp.* (Chemicals)	13,459	138,628
PolyOne Corp. (Chemicals)	7,222	259,848
PPG Industries, Inc. (Chemicals)	23,370	2,579,814
Praxair, Inc. (Chemicals)	25,144	2,953,414
Reliance Steel & Aluminum Co. (Metals & Mining)	6,292	465,419
Royal Gold, Inc. (Metals & Mining)	5,429	339,964
RPM International, Inc. (Chemicals)	11,680	590,190
Sensient Technologies Corp. (Chemicals)	3,633	244,319
Steel Dynamics, Inc. (Metals & Mining)	21,543	543,099
Stillwater Mining Co.* (Metals & Mining)	10,766	131,345
The Chemours Co. (Chemicals)	16,147	147,261
The Dow Chemical Co. (Chemicals)	97,192	5,113,271
The Mosaic Co. (Chemicals)	30,596	856,382
The Scotts Miracle-Gro Co. - Class A (Chemicals)	3,638	257,498
United States Steel Corp. (Metals & Mining)	12,609	240,958
W.R. Grace & Co. (Chemicals)	6,281	481,627
Westlake Chemical Corp. (Chemicals)	3,578	179,580
Worthington Industries, Inc. (Metals & Mining)	3,639	137,372
TOTAL COMMON STOCKS (Cost $43,008,903)		47,446,002

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.6%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $17,613,310	$17,613,000	$17,613,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,613,000)		17,613,000

TOTAL INVESTMENT SECURITIES (Cost $60,621,903) - 98.2%		65,059,002
Net other assets (liabilities) - 1.8%		1,215,038

NET ASSETS - 100.0%		$66,274,040

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $10,619,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	5/23/16	0.90%	$27,034,851	$222,543
Dow Jones U.S. Basic Materials Index	UBS AG	5/23/16	0.70%	24,954,098	195,941
				$51,988,949	$418,484

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Chemicals	$38,472,312	58.1%
Metals & Mining	8,351,963	12.6%
Oil, Gas & Consumable Fuels	298,095	0.4%
Paper & Forest Products	323,632	0.5%
Other **	18,828,038	28.4%
Total	$66,274,040	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (73.2%)
AbbVie, Inc. (Biotechnology)	707,873	$43,180,252
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	38,577	1,246,037
Agios Pharmaceuticals, Inc.* (Biotechnology)	11,566	566,156
Alexion Pharmaceuticals, Inc.* (Biotechnology)	99,002	13,788,999
Alkermes PLC* (Biotechnology)	66,225	2,632,444
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	32,548	2,182,018
Amgen, Inc. (Biotechnology)	330,465	52,312,609
Baxalta, Inc. (Biotechnology)	299,457	12,562,221
Biogen, Inc.* (Biotechnology)	96,067	26,417,464
BioMarin Pharmaceutical, Inc.* (Biotechnology)	70,791	5,994,582
Bio-Techne Corp. (Life Sciences Tools & Services)	16,291	1,517,995
Bluebird Bio, Inc.* (Biotechnology)	16,280	722,018
Celgene Corp.* (Biotechnology)	343,458	35,516,992
Cepheid* (Biotechnology)	31,837	908,628
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	20,502	1,625,194
Clovis Oncology, Inc.* (Biotechnology)	14,862	206,730
Gilead Sciences, Inc. (Biotechnology)	600,542	52,973,809
Halozyme Therapeutics, Inc.* (Biotechnology)	47,918	505,535
Illumina, Inc.* (Life Sciences Tools & Services)	64,550	8,713,604
Incyte Corp.* (Biotechnology)	74,798	5,405,651
Intercept Pharmaceuticals, Inc.* (Biotechnology)	7,572	1,141,403
Intrexon Corp. (Biotechnology)	21,981	587,552
Ionis Pharmaceuticals, Inc.* (Biotechnology)	52,729	2,160,307
Juno Therapeutics, Inc.* (Biotechnology)	30,923	1,301,549
Kite Pharma, Inc.* (Biotechnology)	18,653	863,261
MannKind Corp.* (Biotechnology)	122,440	165,294
Medivation, Inc.* (Biotechnology)	71,967	4,159,693
Myriad Genetics, Inc.* (Biotechnology)	31,315	1,127,340
Neurocrine Biosciences, Inc.* (Biotechnology)	34,932	1,592,201
Novavax, Inc.* (Biotechnology)	118,590	621,412
OPKO Health, Inc.* (Biotechnology)	141,244	1,518,373
Portola Pharmaceuticals, Inc.* (Biotechnology)	24,739	587,799
Puma Biotechnology, Inc.* (Biotechnology)	9,739	298,890
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	42,236	2,917,241
Radius Health, Inc.* (Biotechnology)	14,986	533,502
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	34,350	12,939,989
Seattle Genetics, Inc.* (Biotechnology)	47,389	1,681,362
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	15,521	1,049,530
United Therapeutics Corp.* (Biotechnology)	19,964	2,100,213
Vertex Pharmaceuticals, Inc.* (Biotechnology)	108,288	9,133,010
TOTAL COMMON STOCKS (Cost $202,149,615)		315,458,859

Contingent Right (NM)
Dyax Corp. CVR*+^(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

	Principal Amount	Value
Repurchase Agreements(b)(c)(29.2%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $125,721,214	$125,719,000	$125,719,000
TOTAL REPURCHASE AGREEMENTS (Cost $125,719,000)		125,719,000

TOTAL INVESTMENT SECURITIES (Cost $327,868,615) - 102.4%		441,259,678
Net other assets (liabilities) - (2.4)%		(10,142,025)

NET ASSETS - 100.0%		$431,117,653

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2016, this security represented 0.019% of the net assets of the fund.

*                           Non-income producing security

^                            The advisor has deemed this security to be illiquid. As of April 30, 2016, this security represented 0.019% of the net assets of the Fund.

(a)                   Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $75,617,000.

(c)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	5/23/16	0.90%	$160,995,570	$(10,139,724)
Dow Jones U.S. Biotechnology Index	UBS AG	5/23/16	0.75%	170,495,606	(10,420,497)
				$331,491,176	$(20,560,221)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Biotechnology	$300,766,644	69.7%
Life Sciences Tools & Services	14,774,034	3.5%
Other **	115,576,975	26.8%
Total	$431,117,653	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (64.9%)
Activision Blizzard, Inc. (Software)	6,882	$237,223
Altria Group, Inc. (Tobacco)	26,905	1,687,213
Archer-Daniels-Midland Co. (Food Products)	8,221	328,347
Autoliv, Inc. (Auto Components)	1,134	138,881
Avon Products, Inc. (Personal Products)	6,049	28,491
B&G Foods, Inc. - Class A (Food Products)	775	31,938
BorgWarner, Inc. (Auto Components)	2,928	105,174
Brown-Forman Corp. - Class A (Beverages)	369	38,269
Brown-Forman Corp. - Class B (Beverages)	1,412	136,004
Brunswick Corp. (Leisure Products)	1,151	55,283
Bunge, Ltd. (Food Products)	1,864	116,500
Campbell Soup Co. (Food Products)	2,494	153,905
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	715	76,269
Church & Dwight Co., Inc. (Household Products)	1,789	165,840
Coach, Inc. (Textiles, Apparel & Luxury Goods)	3,890	156,650
Coca-Cola Enterprises, Inc. (Beverages)	2,872	150,723
Colgate-Palmolive Co. (Household Products)	12,227	867,139
ConAgra Foods, Inc. (Food Products)	6,042	269,232
Constellation Brands, Inc. - Class A (Beverages)	2,471	385,624
Cooper Tire & Rubber Co. (Auto Components)	717	24,765
D.R. Horton, Inc. (Household Durables)	4,603	138,366
Dana Holding Corp. (Auto Components)	2,110	27,282
Darling Ingredients, Inc.* (Food Products)	2,197	31,835
Dean Foods Co. (Food Products)	1,360	23,433
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	396	22,893
Delphi Automotive PLC (Auto Components)	3,889	286,347
Dr. Pepper Snapple Group, Inc. (Beverages)	2,538	230,730
Edgewell Personal Care Co. (Personal Products)	760	62,373
Electronic Arts, Inc.* (Software)	4,281	264,779
Energizer Holdings, Inc. (Household Products)	774	33,661
Flowers Foods, Inc. (Food Products)	2,535	48,571
Ford Motor Co. (Automobiles)	53,504	725,513
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	654	26,487
General Mills, Inc. (Food Products)	8,209	503,540
General Motors Co. (Automobiles)	19,347	615,235
Gentex Corp. (Auto Components)	3,956	63,454
Genuine Parts Co. (Distributors)	2,110	202,497
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	646	29,232
GoPro, Inc.* - Class A (Household Durables)	1,076	13,601
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	5,382	156,239
Harley-Davidson, Inc. (Automobiles)	2,519	120,484
Harman International Industries, Inc. (Household Durables)	1,034	79,370
Hasbro, Inc. (Leisure Products)	1,481	125,352
Herbalife, Ltd.* (Personal Products)	791	45,838
Herman Miller, Inc. (Commercial Services & Supplies)	762	22,990
HNI Corp. (Commercial Services & Supplies)	670	29,292
Hormel Foods Corp. (Food Products)	3,642	140,399
Ingredion, Inc. (Food Products)	1,038	119,463
Johnson Controls, Inc. (Auto Components)	8,942	370,199
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,779	45,774
Kellogg Co. (Food Products)	3,535	271,523
Kimberly-Clark Corp. (Household Products)	4,995	625,324
Lancaster Colony Corp. (Food Products)	319	37,164
Lear Corp. (Auto Components)	1,058	121,808
Leggett & Platt, Inc. (Household Durables)	1,824	89,905
Lennar Corp. - B Shares (Household Durables)	59	2,122
Lennar Corp. - Class A (Household Durables)	2,496	113,094
Leucadia National Corp. (Diversified Financial Services)	4,628	77,195
LKQ Corp.* (Distributors)	4,263	136,629
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,464	95,965
Mattel, Inc. (Leisure Products)	4,667	145,096
McCormick & Co., Inc. (Food Products)	1,499	140,576
Mead Johnson Nutrition Co. - Class A (Food Products)	2,533	220,751
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,492	128,737
Mohawk Industries, Inc.* (Household Durables)	785	151,215
Molson Coors Brewing Co. - Class B (Beverages)	2,518	240,796
Mondelez International, Inc. - Class A (Food Products)	21,539	925,315
Monster Beverage Corp.* (Beverages)	2,114	304,881
Newell Rubbermaid, Inc. (Household Durables)	6,249	284,579
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	18,609	1,096,813
Nu Skin Enterprises, Inc. - Class A (Personal Products)	747	30,455
NVR, Inc.* (Household Durables)	21	34,887
PepsiCo, Inc. (Beverages)	19,787	2,037,270
Philip Morris International, Inc. (Tobacco)	21,219	2,082,008
Pinnacle Foods, Inc. (Food Products)	1,465	62,394
Polaris Industries, Inc. (Leisure Products)	766	74,976
Pool Corp. (Distributors)	658	57,516
Post Holdings, Inc.* (Food Products)	787	56,538
PulteGroup, Inc. (Household Durables)	4,331	79,647
PVH Corp. (Textiles, Apparel & Luxury Goods)	1,098	104,969
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	752	70,094
Reynolds American, Inc. (Tobacco)	11,435	567,176
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,795	59,325
Snap-on, Inc. (Machinery)	752	119,779

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectrum Brands Holdings, Inc. (Household Products)	365	$41,464
Stanley Black & Decker, Inc. (Machinery)	2,127	238,053
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	738	25,837
Take-Two Interactive Software, Inc.* (Software)	1,114	38,077
Tempur Sealy International, Inc.* (Household Durables)	778	47,201
Tenneco, Inc.* (Auto Components)	750	39,975
Tesla Motors, Inc.* (Automobiles)	1,419	341,638
The Clorox Co. (Household Products)	1,787	223,786
The Coca-Cola Co. (Beverages)	53,491	2,396,396
The Estee Lauder Cos., Inc. - Class A (Personal Products)	2,947	282,530
The Goodyear Tire & Rubber Co. (Auto Components)	3,623	104,958
The Hain Celestial Group, Inc.* (Food Products)	1,427	59,734
The Hershey Co. (Food Products)	1,870	174,116
The JM Smucker Co. - Class A (Food Products)	1,730	219,675
The Kraft Heinz Co. (Food Products)	8,216	641,423
The Middleby Corp.* (Machinery)	748	82,011
The Procter & Gamble Co. (Household Products)	36,531	2,926,864
The WhiteWave Foods Co.* (Food Products)	2,473	99,439
Thor Industries, Inc. (Automobiles)	679	43,470
Toll Brothers, Inc.* (Household Durables)	2,143	58,504
TreeHouse Foods, Inc.* (Food Products)	742	65,593
Tupperware Brands Corp. (Household Durables)	707	41,055
Tyson Foods, Inc. - Class A (Food Products)	3,981	262,029
Under Armour, Inc.* (Textiles, Apparel & Luxury Goods)	2,505	102,204
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,505	110,070
V.F. Corp. (Textiles, Apparel & Luxury Goods)	4,665	294,128
Vista Outdoor, Inc.* (Leisure Products)	770	36,945
Visteon Corp. (Auto Components)	431	34,338
WABCO Holdings, Inc.* (Machinery)	724	81,204
Whirlpool Corp. (Household Durables)	1,070	186,330
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,408	26,682
TOTAL COMMON STOCKS (Cost $27,373,411)		29,730,950

	Principal Amount	Value
Repurchase Agreements(a)(b)(36.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $16,522,291	$16,522,000	$16,522,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,522,000)		16,522,000

TOTAL INVESTMENT SECURITIES (Cost $43,895,411) - 100.9%		46,252,950
Net other assets (liabilities) - (0.9)%		(403,760)

NET ASSETS - 100.0%		$45,849,190

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $8,567,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	5/23/16	0.90%	$22,890,029	$35,482
Dow Jones U.S. Consumer Goods Index	UBS AG	5/23/16	0.75%	16,207,088	25,223
				$39,097,117	$60,705

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Auto Components	$1,317,181	2.9%
Automobiles	1,846,341	4.0%
Beverages	5,920,692	12.9%
Commercial Services & Supplies	52,282	0.1%
Distributors	396,642	0.9%
Diversified Financial Services	77,195	0.2%
Food Products	5,003,432	10.8%
Household Durables	1,319,876	2.9%
Household Products	4,884,078	10.7%
Leisure Products	437,652	1.0%
Machinery	521,047	1.1%
Personal Products	449,687	1.0%
Software	540,079	1.2%
Textiles, Apparel & Luxury Goods	2,628,369	5.7%
Tobacco	4,336,397	9.5%
Other **	16,118,240	35.1%
Total	$45,849,190	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (79.6%)
Aaron’s, Inc. (Specialty Retail)	648	$16,984
Abercrombie & Fitch Co. - Class A (Specialty Retail)	675	18,043
Acxiom Corp.* (IT Services)	773	16,983
Advance Auto Parts, Inc. (Specialty Retail)	727	113,485
Alaska Air Group, Inc. (Airlines)	1,249	87,967
Allegiant Travel Co. (Airlines)	136	21,838
Amazon.com, Inc.* (Internet & Catalog Retail)	3,859	2,545,357
AMC Networks, Inc.* - Class A (Media)	609	39,725
American Airlines Group, Inc. (Airlines)	6,019	208,799
American Eagle Outfitters, Inc. (Specialty Retail)	1,657	23,712
AmerisourceBergen Corp. (Health Care Providers & Services)	1,909	162,456
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,013	7,901
Aramark (Hotels, Restaurants & Leisure)	2,255	75,565
Asbury Automotive Group, Inc.* (Specialty Retail)	245	14,852
Ascena Retail Group, Inc.* (Specialty Retail)	1,703	15,003
AutoNation, Inc.* (Specialty Retail)	734	37,177
AutoZone, Inc.* (Specialty Retail)	302	231,099
Avis Budget Group, Inc.* (Road & Rail)	973	24,422
Bed Bath & Beyond, Inc. (Specialty Retail)	1,629	76,921
Best Buy Co., Inc. (Specialty Retail)	2,810	90,145
Big Lots, Inc. (Multiline Retail)	492	22,563
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,193	22,309
Brinker International, Inc. (Hotels, Restaurants & Leisure)	570	26,402
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	184	24,593
Burlington Stores, Inc.* (Specialty Retail)	717	40,847
Cabela’s, Inc.* - Class A (Specialty Retail)	477	24,876
Cable One, Inc. (Media)	46	21,112
Cablevision Systems Corp. - Class A (Media)	2,218	74,059
Cardinal Health, Inc. (Health Care Providers & Services)	3,292	258,290
CarMax, Inc.* (Specialty Retail)	1,952	103,358
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	4,495	220,480
Casey’s General Stores, Inc. (Food & Staples Retailing)	394	44,128
CBS Corp. (Media)	78	4,679
CBS Corp. - Class B (Media)	4,207	235,213
Charter Communications, Inc.* - Class A (Media)	759	161,090
Chemed Corp. (Health Care Providers & Services)	165	21,414
Chico’s FAS, Inc. (Specialty Retail)	1,331	16,784
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	300	126,291
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	353	17,883
Cinemark Holdings, Inc. (Media)	1,049	36,348
Comcast Corp. - Class A (Media)	24,281	1,475,315
Copart, Inc.* (Commercial Services & Supplies)	1,012	43,354
Costco Wholesale Corp. (Food & Staples Retailing)	4,393	650,735
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	237	34,699
CST Brands, Inc. (Specialty Retail)	751	28,365
CVS Health Corp. (Food & Staples Retailing)	10,967	1,102,184
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,152	71,712
Delta Air Lines, Inc. (Airlines)	7,772	323,858
DeVry Education Group, Inc. (Diversified Consumer Services)	567	9,837
Dick’s Sporting Goods, Inc. (Specialty Retail)	901	41,752
Dillard’s, Inc. - Class A (Multiline Retail)	219	15,429
Discovery Communications, Inc.* - Class A (Media)	1,501	40,992
Discovery Communications, Inc.* - Class C (Media)	2,379	63,710
DISH Network Corp.* - Class A (Media)	2,252	111,001
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	489	23,281
Dollar General Corp. (Multiline Retail)	2,905	237,949
Dollar Tree, Inc.* (Multiline Retail)	2,345	186,920
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	494	59,715
DreamWorks Animation SKG, Inc.* - Class A (Media)	719	28,702
DSW, Inc. - Class A (Specialty Retail)	714	17,543
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	917	42,641
Expedia, Inc. (Internet & Catalog Retail)	1,184	137,072
Foot Locker, Inc. (Specialty Retail)	1,368	84,050
GameStop Corp. - Class A (Specialty Retail)	1,041	34,145
Gannett Co., Inc. (Media)	1,159	19,529
Genesco, Inc.* (Specialty Retail)	218	15,081
GNC Holdings, Inc. - Class A (Specialty Retail)	736	17,929
Graham Holdings Co. - Class B (Diversified Consumer Services)	45	21,444
Grand Canyon Education, Inc.* (Diversified Consumer Services)	467	20,422
Group 1 Automotive, Inc. (Specialty Retail)	220	14,485
Groupon, Inc.* (Internet & Catalog Retail)	4,137	14,976
GUESS?, Inc. (Specialty Retail)	638	11,707
H & R Block, Inc. (Diversified Consumer Services)	2,357	47,706
Hertz Global Holdings, Inc.* (Road & Rail)	3,899	36,105
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	5,226	115,233
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,031	21,146
HSN, Inc. (Internet & Catalog Retail)	320	16,970
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	251	12,018
IHS, Inc.* - Class A (Professional Services)	685	84,378
J. Alexander’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	144	1,483
J.C. Penney Co., Inc.* (Multiline Retail)	3,051	28,313

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	348	$23,507
JetBlue Airways Corp.* (Airlines)	3,207	63,467
John Wiley & Sons, Inc. (Media)	482	23,902
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,370	51,512
Kohl’s Corp. (Multiline Retail)	1,890	83,727
L Brands, Inc. (Specialty Retail)	2,541	198,935
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,652	164,888
Liberty Braves Group* - Class A (Media)	100	1,564
Liberty Braves Group* - Class C (Media)	189	2,820
Liberty Broadband Corp.* - Class A (Media)	247	14,158
Liberty Broadband Corp.* - Class C (Media)	659	37,728
Liberty Global PLC* - Class A (Media)	2,521	95,117
Liberty Global PLC* - Class C (Media)	5,802	212,353
Liberty Interactive Corp.* (Internet & Catalog Retail)	4,670	122,354
Liberty LiLAC Group* - Class A (Media)	135	5,067
Liberty LiLAC Group* - Class C (Media)	291	11,818
Liberty Media Group-A* - Class A (Media)	240	4,392
Liberty Media Group-C* - Class C (Media)	479	8,622
Liberty SiriusXM Group-A* - Class A (Media)	972	31,852
Liberty Srius Group-C* - Class C (Media)	1,927	61,703
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	679	14,979
Liberty Ventures* (Internet & Catalog Retail)	1,342	53,680
Lions Gate Entertainment Corp. (Media)	968	21,490
Lithia Motors, Inc. - Class A (Specialty Retail)	229	19,012
Live Nation Entertainment, Inc.* (Media)	1,456	31,275
Lowe’s Cos., Inc. (Specialty Retail)	9,132	694,215
Macy’s, Inc. (Multiline Retail)	3,095	122,531
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,893	132,691
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	249	15,597
McDonald’s Corp. (Hotels, Restaurants & Leisure)	9,003	1,138,789
McKesson Corp. (Health Care Providers & Services)	2,281	382,797
Meredith Corp. (Media)	380	19,498
MGM Resorts International* (Hotels, Restaurants & Leisure)	4,729	100,728
MSG Networks, Inc.* - Class A (Media)	612	10,459
Murphy USA, Inc.* (Specialty Retail)	395	22,681
Netflix, Inc.* (Internet & Catalog Retail)	4,272	384,608
News Corp. - Class A (Media)	3,795	47,134
News Corp. - Class B (Media)	1,073	13,906
Nielsen Holdings PLC (Professional Services)	3,608	188,122
Nordstrom, Inc. (Multiline Retail)	1,287	65,804
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,574	76,953
Office Depot, Inc.* (Specialty Retail)	4,934	29,012
Omnicom Group, Inc. (Media)	2,395	198,713
O’Reilly Automotive, Inc.* (Specialty Retail)	974	255,850
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	227	48,689
Regal Entertainment Group - Class A (Media)	680	14,178
Restoration Hardware Holdings, Inc.* (Specialty Retail)	376	16,270
Rite Aid Corp.* (Food & Staples Retailing)	10,448	84,106
Rollins, Inc. (Commercial Services & Supplies)	942	25,312
Ross Stores, Inc. (Specialty Retail)	4,044	229,618
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,692	130,961
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,519	47,697
Scripps Networks Interactive, Inc. - Class A (Media)	950	59,233
Service Corp. International (Diversified Consumer Services)	1,943	51,820
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,348	51,655
Shutterfly, Inc.* (Internet & Catalog Retail)	350	16,093
Signet Jewelers, Ltd. (Specialty Retail)	791	85,871
Sinclair Broadcast Group, Inc. - Class A (Media)	691	22,160
Sirius XM Holdings, Inc.* (Media)	21,358	84,364
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	852	51,163
Sotheby’s - Class A (Diversified Consumer Services)	549	14,955
Southwest Airlines Co. (Airlines)	6,371	284,210
Spirit Airlines, Inc.* (Airlines)	719	31,586
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,410	39,579
Staples, Inc. (Specialty Retail)	6,440	65,688
Starbucks Corp. (Hotels, Restaurants & Leisure)	14,747	829,224
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	1,683	137,804
Starz* (Media)	824	22,421
Sysco Corp. (Food & Staples Retailing)	5,244	241,591
Tailored Brands, Inc. (Specialty Retail)	479	8,344
Target Corp. (Multiline Retail)	6,011	477,874
TEGNA, Inc. (Media)	2,189	51,135
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	446	22,750
The Dun & Bradstreet Corp. (Professional Services)	364	40,189
The Gap, Inc. (Specialty Retail)	2,257	52,317
The Home Depot, Inc. (Specialty Retail)	12,657	1,694,646
The Interpublic Group of Cos., Inc. (Media)	4,014	92,081
The Kroger Co. (Food & Staples Retailing)	9,728	344,274
The Madison Square Garden Co.* - Class A (Media)	201	31,553
The New York Times Co. - Class A (Media)	1,228	15,743
The Priceline Group, Inc.* (Internet & Catalog Retail)	492	661,080

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The TJX Cos., Inc. (Specialty Retail)	6,686	$506,933
The Walt Disney Co. (Media)	14,985	1,547,352
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,180	23,675
Tiffany & Co. (Specialty Retail)	1,112	79,341
Time Warner Cable, Inc. (Media)	2,826	599,424
Time Warner, Inc. (Media)	7,881	592,178
Time, Inc. (Media)	1,043	15,332
Tractor Supply Co. (Specialty Retail)	1,331	125,992
Tribune Media Co. - Class A (Media)	796	30,686
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,137	73,439
Twenty-First Century Fox, Inc. - Class A (Media)	11,173	338,095
Twenty-First Century Fox, Inc. - Class B (Media)	4,304	129,636
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	638	132,883
United Continental Holdings, Inc.* (Airlines)	3,583	164,137
United Natural Foods, Inc.* (Food & Staples Retailing)	500	17,835
Urban Outfitters, Inc.* (Specialty Retail)	867	26,287
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	368	47,708
VCA, Inc.* (Health Care Providers & Services)	804	50,628
Viacom, Inc. - Class A (Media)	108	4,744
Viacom, Inc. - Class B (Media)	3,459	141,473
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,614	682,918
Wal-Mart Stores, Inc. (Food & Staples Retailing)	15,656	1,046,917
Whole Foods Market, Inc. (Food & Staples Retailing)	3,243	94,306
Williams-Sonoma, Inc. (Specialty Retail)	824	48,435
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,122	79,606
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	811	71,611
Yelp, Inc.* (Internet Software & Services)	553	11,613
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,082	324,764
TOTAL COMMON STOCKS (Cost $18,523,022)		29,141,231

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.9%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $8,000,141	$8,000,000	$8,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,000,000)		8,000,000

TOTAL INVESTMENT SECURITIES (Cost $26,523,022) - 101.5%		37,141,231
Net other assets (liabilities) - (1.5)%		(557,467)

NET ASSETS - 100.0%		$36,583,764

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $5,486,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	5/23/16	0.90%	$11,616,489	$(124,735)
Dow Jones U.S. Consumer Services Index	UBS AG	5/23/16	0.75%	14,118,713	(141,019)
				$25,735,202	$(265,754)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Airlines	$1,185,863	3.2%
Commercial Services & Supplies	120,178	0.3%
Diversified Consumer Services	246,886	0.7%
Electronic Equipment, Instruments & Components	23,281	0.1%
Food & Staples Retailing	4,348,573	11.7%
Health Care Providers & Services	875,585	2.4%
Hotels, Restaurants & Leisure	4,272,132	11.7%
Internet & Catalog Retail	4,040,608	11.0%
Internet Software & Services	11,613	NM
IT Services	16,983	NM
Media	6,956,833	19.1%
Multiline Retail	1,241,110	3.4%
Professional Services	312,689	0.9%
Road & Rail	60,527	0.2%
Specialty Retail	5,428,370	14.9%
Other **	7,442,533	20.4%
Total	$36,583,764	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (71.6%)
Affiliated Managers Group, Inc.* (Capital Markets)	122	$20,779
Aflac, Inc. (Insurance)	1,000	68,970
Alexander & Baldwin, Inc. (Real Estate Management & Development)	107	4,092
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	180	16,731
Alleghany Corp.* (Insurance)	29	15,117
Allied World Assurance Company Holdings, A.G. (Insurance)	213	7,579
Ally Financial, Inc.* (Consumer Finance)	1,034	18,416
American Campus Communities, Inc. (Real Estate Investment Trusts)	308	13,783
American Capital Agency Corp. (Real Estate Investment Trusts)	819	15,045
American Express Co. (Consumer Finance)	1,940	126,935
American Financial Group, Inc. (Insurance)	176	12,163
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	428	6,771
American International Group, Inc. (Insurance)	2,707	151,104
American Tower Corp. (Real Estate Investment Trusts)	1,007	105,614
Ameriprise Financial, Inc. (Capital Markets)	402	38,552
AmTrust Financial Services, Inc. (Insurance)	194	4,821
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	2,244	23,382
Aon PLC (Insurance)	634	66,646
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	379	15,183
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	378	7,156
Arch Capital Group, Ltd.* (Insurance)	294	20,724
Arthur J. Gallagher & Co. (Insurance)	417	19,199
Aspen Insurance Holdings, Ltd. (Insurance)	135	6,257
Associated Banc-Corp. (Banks)	344	6,275
Assurant, Inc. (Insurance)	142	12,009
Assured Guaranty, Ltd. (Insurance)	328	8,485
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	320	56,573
Axis Capital Holdings, Ltd. (Insurance)	223	11,879
BancorpSouth, Inc. (Banks)	202	4,745
Bank of America Corp. (Banks)	24,412	355,438
Bank of Hawaii Corp. (Banks)	102	6,978
Bank of the Ozarks, Inc. (Banks)	196	8,095
BankUnited, Inc. (Banks)	236	8,142
BB&T Corp. (Banks)	1,925	68,107
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,425	643,749
BlackRock, Inc. (Capital Markets)	300	106,899
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	217	5,963
BOK Financial Corp. (Banks)	39	2,347
Boston Properties, Inc. (Real Estate Investment Trusts)	373	48,065
Brandywine Realty Trust (Real Estate Investment Trusts)	413	6,174
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	404	10,201
Brown & Brown, Inc. (Insurance)	280	9,831
Camden Property Trust (Real Estate Investment Trusts)	205	16,550
Capital One Financial Corp. (Consumer Finance)	1,243	89,981
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	300	3,987
Care Capital Properties, Inc. (Real Estate Investment Trusts)	200	5,334
Cathay General Bancorp (Banks)	181	5,524
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	348	4,065
CBOE Holdings, Inc. (Diversified Financial Services)	196	12,144
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	694	20,563
Chimera Investment Corp. (Real Estate Investment Trusts)	439	6,234
Chubb, Ltd. (Insurance)	1,098	129,410
Cincinnati Financial Corp. (Insurance)	341	22,509
CIT Group, Inc. (Banks)	405	14,001
Citigroup, Inc. (Banks)	6,971	322,617
Citizens Financial Group, Inc. (Banks)	1,244	28,425
CME Group, Inc. (Diversified Financial Services)	804	73,896
CNO Financial Group, Inc. (Insurance)	422	7,752
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	274	4,844
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	297	6,623
Comerica, Inc. (Banks)	413	18,337
Commerce Bancshares, Inc. (Banks)	199	9,317
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	290	6,737
Corporate Office Properties Trust (Real Estate Investment Trusts)	220	5,650
Corrections Corp. of America (Real Estate Investment Trusts)	284	8,639
Cousins Properties, Inc. (Real Estate Investment Trusts)	483	4,999
Crown Castle International Corp. (Real Estate Investment Trusts)	796	69,156
CubeSmart (Real Estate Investment Trusts)	408	12,081
Cullen/Frost Bankers, Inc. (Banks)	123	7,871
CYS Investments, Inc. (Real Estate Investment Trusts)	375	3,041
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	208	8,397
DDR Corp. (Real Estate Investment Trusts)	719	12,583
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	483	4,304
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	338	29,737
Discover Financial Services (Consumer Finance)	989	55,651
Douglas Emmett, Inc. (Real Estate Investment Trusts)	326	10,579
Duke Realty Corp. (Real Estate Investment Trusts)	818	17,890
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	171	6,809

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
E*TRADE Financial Corp.* (Capital Markets)	679	$17,097
East West Bancorp, Inc. (Banks)	333	12,484
EastGroup Properties, Inc. (Real Estate Investment Trusts)	82	4,900
Eaton Vance Corp. (Capital Markets)	279	9,634
Endurance Specialty Holdings, Ltd. (Insurance)	136	8,701
EPR Properties (Real Estate Investment Trusts)	140	9,223
Equinix, Inc. (Real Estate Investment Trusts)	180	59,463
Equity Commonwealth* (Real Estate Investment Trusts)	301	8,401
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	193	13,219
Equity Residential (Real Estate Investment Trusts)	854	58,132
Erie Indemnity Co. - Class A (Insurance)	67	6,324
Essex Property Trust, Inc. (Real Estate Investment Trusts)	165	36,374
Everest Re Group, Ltd. (Insurance)	101	18,675
Extra Space Storage, Inc. (Real Estate Investment Trusts)	298	25,315
F.N.B. Corp. (Banks)	499	6,597
FactSet Research Systems, Inc. (Diversified Financial Services)	98	14,774
Federal Realty Investment Trust (Real Estate Investment Trusts)	173	26,310
Federated Investors, Inc. - Class B (Capital Markets)	220	6,952
Fifth Third Bancorp (Banks)	1,851	33,892
Financial Engines, Inc. (Capital Markets)	118	3,801
First American Financial Corp. (Insurance)	269	9,689
First Financial Bankshares, Inc. (Banks)	167	5,407
First Horizon National Corp. (Banks)	553	7,783
First Niagara Financial Group, Inc. (Banks)	835	8,818
First Republic Bank (Banks)	331	23,276
FirstMerit Corp. (Banks)	396	8,775
FNF Group (Insurance)	647	20,639
FNFV Group* (Diversified Financial Services)	189	2,036
Forest City Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	513	10,660
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	164	2,911
Franklin Resources, Inc. (Capital Markets)	891	33,270
Fulton Financial Corp. (Banks)	410	5,736
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	403	13,214
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,368	38,345
Genworth Financial, Inc.* - Class A (Insurance)	1,167	4,003
Glacier Bancorp, Inc. (Banks)	185	4,790
Hancock Holding Co. (Banks)	188	4,882
Hartford Financial Services Group, Inc. (Insurance)	935	41,495
Hatteras Financial Corp. (Real Estate Investment Trusts)	224	3,559
HCP, Inc. (Real Estate Investment Trusts)	1,107	37,450
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	234	7,086
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	318	9,187
Highwoods Properties, Inc. (Real Estate Investment Trusts)	222	10,374
Hospitality Properties Trust (Real Estate Investment Trusts)	347	8,880
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,771	28,017
Huntington Bancshares, Inc. (Banks)	1,872	18,832
IBERIABANK Corp. (Banks)	85	5,014
Intercontinental Exchange, Inc. (Diversified Financial Services)	287	68,889
International Bancshares Corp. (Banks)	125	3,274
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	264	3,392
Invesco, Ltd. (Capital Markets)	993	30,793
Investors Bancorp, Inc. (Banks)	842	9,725
Iron Mountain, Inc. (Real Estate Investment Trusts)	445	16,256
Janus Capital Group, Inc. (Capital Markets)	339	4,949
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	106	12,208
JPMorgan Chase & Co. (Banks)	8,686	548,954
Kemper Corp. (Insurance)	112	3,468
KeyCorp (Banks)	1,970	24,211
Kilroy Realty Corp. (Real Estate Investment Trusts)	215	13,934
Kimco Realty Corp. (Real Estate Investment Trusts)	988	27,783
Kite Realty Group Trust (Real Estate Investment Trusts)	199	5,419
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	196	12,160
LaSalle Hotel Properties (Real Estate Investment Trusts)	276	6,596
Lazard, Ltd. - Class A (Capital Markets)	307	11,067
Legg Mason, Inc. (Capital Markets)	244	7,835
LendingClub Corp.* (Consumer Finance)	496	3,918
Lexington Realty Trust (Real Estate Investment Trusts)	503	4,416
Liberty Property Trust (Real Estate Investment Trusts)	338	11,796
Lincoln National Corp. (Insurance)	579	25,158
Loews Corp. (Insurance)	629	24,959
LPL Financial Holdings, Inc. (Capital Markets)	186	4,910
M&T Bank Corp. (Banks)	383	45,317
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	210	5,368
Markel Corp.* (Insurance)	26	23,377
MarketAxess Holdings, Inc. (Diversified Financial Services)	92	11,294
Marsh & McLennan Cos., Inc. (Insurance)	1,232	77,801
MasterCard, Inc. - Class A (IT Services)	2,327	225,696
MB Financial, Inc. (Banks)	172	5,979
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	552	7,347

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mercury General Corp. (Insurance)	90	$4,761
MetLife, Inc. (Insurance)	2,587	116,674
MFA Financial, Inc. (Real Estate Investment Trusts)	886	6,122
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	807	5,835
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	184	17,611
Moody’s Corp. (Diversified Financial Services)	403	38,575
Morgan Stanley (Capital Markets)	3,607	97,605
MSCI, Inc. - Class A (Diversified Financial Services)	209	15,871
National Retail Properties, Inc. (Real Estate Investment Trusts)	328	14,353
Navient Corp. (Consumer Finance)	813	11,114
New Residential Investment Corp. (Real Estate Investment Trusts)	538	6,510
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,145	17,209
Northern Trust Corp. (Capital Markets)	510	36,251
NorthStar Asset Management Group, Inc. (Capital Markets)	448	5,573
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	139	1,658
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	439	5,615
Old Republic International Corp. (Insurance)	585	10,817
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	395	13,339
Outfront Media, Inc. (Real Estate Investment Trusts)	321	6,962
PacWest Bancorp (Banks)	278	11,114
Paramount Group, Inc. (Real Estate Investment Trusts)	399	6,663
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	177	4,892
People’s United Financial, Inc. (Banks)	731	11,331
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	336	6,690
PNC Financial Services Group, Inc. (Banks)	1,195	104,897
Popular, Inc. (Banks)	236	7,014
Post Properties, Inc. (Real Estate Investment Trusts)	122	6,998
Potlatch Corp. (Real Estate Investment Trusts)	98	3,452
PRA Group, Inc.* (Consumer Finance)	108	3,583
Primerica, Inc. (Insurance)	111	5,501
Principal Financial Group, Inc. (Insurance)	636	27,144
PrivateBancorp, Inc. (Banks)	191	7,948
ProAssurance Corp. (Insurance)	121	5,775
Prologis, Inc. (Real Estate Investment Trusts)	1,239	56,263
Prosperity Bancshares, Inc. (Banks)	166	8,760
Prudential Financial, Inc. (Insurance)	1,048	81,367
Public Storage (Real Estate Investment Trusts)	340	83,235
Radian Group, Inc. (Thrifts & Mortgage Finance)	494	6,318
Raymond James Financial, Inc. (Capital Markets)	304	15,860
Rayonier, Inc. (Real Estate Investment Trusts)	294	7,256
Realogy Holdings Corp.* (Real Estate Management & Development)	338	12,080
Realty Income Corp. (Real Estate Investment Trusts)	597	35,342
Redwood Trust, Inc. (Real Estate Investment Trusts)	181	2,346
Regency Centers Corp. (Real Estate Investment Trusts)	225	16,583
Regions Financial Corp. (Banks)	3,052	28,628
Reinsurance Group of America, Inc. (Insurance)	165	15,711
RenaissanceRe Holdings, Ltd. (Insurance)	102	11,313
Retail Properties of America, Inc. (Real Estate Investment Trusts)	551	8,810
RLI Corp. (Insurance)	92	5,721
RLJ Lodging Trust (Real Estate Investment Trusts)	299	6,300
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	117	6,029
S&P Global, Inc. (Diversified Financial Services)	625	66,781
Santander Consumer USA Holdings, Inc.* (Consumer Finance)	243	3,200
SEI Investments Co. (Capital Markets)	321	15,434
Senior Housing Properties Trust (Real Estate Investment Trusts)	551	9,687
Signature Bank* (Banks)	121	16,677
Simon Property Group, Inc. (Real Estate Investment Trusts)	729	146,652
SL Green Realty Corp. (Real Estate Investment Trusts)	230	24,168
SLM Corp.* (Consumer Finance)	1,012	6,851
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	95	10,091
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	1,125	12,859
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	551	10,667
State Street Corp. (Capital Markets)	941	58,624
Stifel Financial Corp.* (Capital Markets)	173	5,693
Sun Communities, Inc. (Real Estate Investment Trusts)	142	9,638
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	537	6,879
SunTrust Banks, Inc. (Banks)	1,202	50,171
SVB Financial Group* (Banks)	118	12,305
Synchrony Financial* (Consumer Finance)	1,967	60,131
Synovus Financial Corp. (Banks)	301	9,379
T. Rowe Price Group, Inc. (Capital Markets)	593	44,647
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	220	7,718
Taubman Centers, Inc. (Real Estate Investment Trusts)	134	9,306
TCF Financial Corp. (Banks)	405	5,524
TD Ameritrade Holding Corp. (Capital Markets)	630	18,793
Texas Capital Bancshares, Inc.* (Banks)	107	4,903
The Allstate Corp. (Insurance)	901	58,610

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Bank of New York Mellon Corp. (Capital Markets)	2,548	$102,532
The Charles Schwab Corp. (Capital Markets)	2,848	80,912
The GEO Group, Inc. (Real Estate Investment Trusts)	181	5,797
The Goldman Sachs Group, Inc. (Capital Markets)	927	152,129
The Hanover Insurance Group, Inc. (Insurance)	102	8,748
The Howard Hughes Corp.* (Real Estate Management & Development)	88	9,255
The Macerich Co. (Real Estate Investment Trusts)	301	22,900
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	279	17,217
The Progressive Corp. (Insurance)	1,371	44,695
The St Joe Co.* (Real Estate Management & Development)	185	3,117
The Travelers Cos., Inc. (Insurance)	702	77,150
The Western Union Co. (IT Services)	1,196	23,920
Torchmark Corp. (Insurance)	275	15,920
Trustmark Corp. (Banks)	170	4,167
Two Harbors Investment Corp. (Real Estate Investment Trusts)	852	6,671
U.S. Bancorp (Banks)	3,869	165,168
UDR, Inc. (Real Estate Investment Trusts)	628	21,930
UMB Financial Corp. (Banks)	100	5,575
Umpqua Holdings Corp. (Banks)	519	8,216
United Bankshares, Inc. (Banks)	142	5,494
Unum Group (Insurance)	554	18,952
Urban Edge Properties (Real Estate Investment Trusts)	215	5,577
Validus Holdings, Ltd. (Insurance)	196	9,034
Valley National Bancorp (Banks)	525	4,967
Ventas, Inc. (Real Estate Investment Trusts)	800	49,696
VEREIT, Inc. (Real Estate Investment Trusts)	2,143	19,030
Visa, Inc. - Class A (IT Services)	4,532	350,051
Vornado Realty Trust (Real Estate Investment Trusts)	417	39,919
Voya Financial, Inc. (Diversified Financial Services)	490	15,910
W.R. Berkley Corp. (Insurance)	226	12,656
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	196	3,987
Washington Federal, Inc. (Thrifts & Mortgage Finance)	214	5,198
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	171	4,903
Webster Financial Corp. (Banks)	214	7,841
Weingarten Realty Investors (Real Estate Investment Trusts)	278	10,264
Wells Fargo & Co. (Banks)	10,912	545,381
Welltower, Inc. (Real Estate Investment Trusts)	836	58,035
Western Alliance Bancorp* (Banks)	213	7,792
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,862	59,807
White Mountains Insurance Group, Ltd. (Insurance)	11	9,130
Willis Towers Watson PLC (Insurance)	323	40,343
Wintrust Financial Corp. (Banks)	112	5,826
WisdomTree Investments, Inc. (Capital Markets)	276	3,006
WP Carey, Inc. (Real Estate Investment Trusts)	224	13,684
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	432	4,532
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	273	4,199
XL Group PLC (Insurance)	696	22,780
Zions Bancorp (Banks)	490	13,485
TOTAL COMMON STOCKS (Cost $5,209,815)		9,140,121

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.5%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $3,389,060	$3,389,000	$3,389,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,389,000)		3,389,000

TOTAL INVESTMENT SECURITIES (Cost $8,598,815) - 98.1%		12,529,121
Net other assets (liabilities) - 1.9%		242,238

NET ASSETS - 100.0%		$12,771,359

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $2,016,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	5/23/16	0.90%	$5,070,896	$(34,248)
Dow Jones U.S. Financials Index	UBS AG	5/23/16	0.65%	4,977,344	(43,803)
				$10,048,240	$(78,051)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Financials UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Banks	$2,702,528	21.2%
Capital Markets	937,584	7.3%
Consumer Finance	379,780	3.0%
Diversified Financial Services	981,136	7.7%
Insurance	1,441,546	11.3%
IT Services	599,667	4.7%
Real Estate Investment Trusts	1,998,018	15.6%
Real Estate Management & Development	61,315	0.5%
Thrifts & Mortgage Finance	38,547	0.3%
Other **	3,631,238	28.4%
Total	$12,771,359	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (80.3%)
Abbott Laboratories (Health Care Equipment & Supplies)	14,400	$560,160
AbbVie, Inc. (Biotechnology)	15,748	960,627
ABIOMED, Inc.* (Health Care Equipment & Supplies)	383	37,205
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	726	45,876
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	859	27,746
Aetna, Inc. (Health Care Providers & Services)	3,415	383,402
Agios Pharmaceuticals, Inc.* (Biotechnology)	261	12,776
Akorn, Inc.* (Pharmaceuticals)	780	19,851
Alere, Inc.* (Health Care Equipment & Supplies)	842	32,838
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,200	306,416
Align Technology, Inc.* (Health Care Equipment & Supplies)	709	51,183
Alkermes PLC* (Biotechnology)	1,470	58,433
Allergan PLC* (Pharmaceuticals)	3,860	835,922
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	725	48,604
Amgen, Inc. (Biotechnology)	7,347	1,163,029
AmSurg Corp.* (Health Care Providers & Services)	524	42,434
Anacor Pharmaceuticals, Inc.* (Biotechnology)	435	27,292
Anthem, Inc. (Health Care Providers & Services)	2,553	359,386
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	722	153,187
Baxalta, Inc. (Biotechnology)	6,662	279,471
Baxter International, Inc. (Health Care Equipment & Supplies)	5,354	236,754
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,070	333,808
Biogen, Inc.* (Biotechnology)	2,140	588,479
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,577	133,540
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	205	29,079
Bio-Techne Corp. (Life Sciences Tools & Services)	364	33,918
Bluebird Bio, Inc.* (Biotechnology)	362	16,055
Boston Scientific Corp.* (Health Care Equipment & Supplies)	13,179	288,884
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,312	1,177,400
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,809	33,394
Bruker Corp. (Life Sciences Tools & Services)	1,085	30,706
Catalent, Inc.* (Pharmaceuticals)	958	28,290
Celgene Corp.* (Biotechnology)	7,641	790,156
Centene Corp.* (Health Care Providers & Services)	1,657	102,668
Cepheid* (Biotechnology)	708	20,206
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	454	35,989
Cigna Corp. (Health Care Providers & Services)	2,503	346,766
Clovis Oncology, Inc.* (Biotechnology)	329	4,576
Community Health Systems, Inc.* (Health Care Providers & Services)	1,105	21,083
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,622	119,866
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,356	140,418
DexCom, Inc.* (Health Care Equipment & Supplies)	796	51,246
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,098	222,829
Eli Lilly & Co. (Pharmaceuticals)	9,513	718,517
Endo International PLC* (Pharmaceuticals)	1,995	53,865
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	1,822	41,232
Express Scripts Holding Co.* (Health Care Providers & Services)	6,183	455,872
Gilead Sciences, Inc. (Biotechnology)	13,360	1,178,485
Haemonetics Corp.* (Health Care Equipment & Supplies)	496	16,085
Halozyme Therapeutics, Inc.* (Biotechnology)	1,067	11,257
Halyard Health, Inc.* (Health Care Equipment & Supplies)	453	12,756
HCA Holdings, Inc.* (Health Care Providers & Services)	2,989	240,973
Healthcare Services Group, Inc. (Commercial Services & Supplies)	706	26,722
HealthSouth Corp. (Health Care Providers & Services)	895	37,107
Henry Schein, Inc.* (Health Care Providers & Services)	798	134,623
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	557	26,931
Hologic, Inc.* (Health Care Equipment & Supplies)	2,413	81,053
Horizon Pharma PLC* (Pharmaceuticals)	1,418	21,795
Humana, Inc. (Health Care Providers & Services)	1,452	257,106
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	877	73,975
Illumina, Inc.* (Life Sciences Tools & Services)	1,439	194,250
Impax Laboratories, Inc.* (Pharmaceuticals)	666	22,211
Incyte Corp.* (Biotechnology)	1,662	120,113
Innoviva, Inc. (Pharmaceuticals)	801	9,884
Intercept Pharmaceuticals, Inc.* (Biotechnology)	169	25,475
Intrexon Corp. (Biotechnology)	488	13,044
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	366	229,248
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,172	48,017
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	601	90,571
Johnson & Johnson (Pharmaceuticals)	26,968	3,022,574
Juno Therapeutics, Inc.* (Biotechnology)	688	28,958
Kite Pharma, Inc.* (Biotechnology)	417	19,299
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	992	124,317

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LifePoint Health, Inc.* (Health Care Providers & Services)	425	$28,713
Magellan Health, Inc.* (Health Care Providers & Services)	244	17,192
Mallinckrodt PLC* (Pharmaceuticals)	1,096	68,522
MannKind Corp.* (Biotechnology)	2,721	3,673
Medivation, Inc.* (Biotechnology)	1,602	92,596
MEDNAX, Inc.* (Health Care Providers & Services)	919	65,516
Medtronic PLC (Health Care Equipment & Supplies)	13,739	1,087,441
Merck & Co., Inc. (Pharmaceuticals)	27,123	1,487,425
Molina Healthcare, Inc.* (Health Care Providers & Services)	403	20,859
Mylan N.V.* (Pharmaceuticals)	4,030	168,091
Myriad Genetics, Inc.* (Biotechnology)	697	25,092
Neurocrine Biosciences, Inc.* (Biotechnology)	774	35,279
Novavax, Inc.* (Biotechnology)	2,639	13,828
NuVasive, Inc.* (Health Care Equipment & Supplies)	484	25,623
OPKO Health, Inc.* (Biotechnology)	3,144	33,798
Owens & Minor, Inc. (Health Care Providers & Services)	609	22,162
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	363	19,642
PAREXEL International Corp.* (Life Sciences Tools & Services)	525	32,078
Patterson Cos., Inc. (Health Care Providers & Services)	814	35,287
Perrigo Co. PLC (Pharmaceuticals)	1,433	138,528
Pfizer, Inc. (Pharmaceuticals)	59,102	1,933,226
Portola Pharmaceuticals, Inc.* (Biotechnology)	552	13,116
Puma Biotechnology, Inc.* (Biotechnology)	217	6,660
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,396	104,937
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	941	64,995
Radius Health, Inc.* (Biotechnology)	332	11,819
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	766	288,560
ResMed, Inc. (Health Care Equipment & Supplies)	1,368	76,334
Seattle Genetics, Inc.* (Biotechnology)	1,054	37,396
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	2,772	211,226
STERIS PLC (Health Care Equipment & Supplies)	838	59,221
Stryker Corp. (Health Care Equipment & Supplies)	3,060	333,571
Team Health Holdings, Inc.* (Health Care Providers & Services)	710	29,699
Teleflex, Inc. (Health Care Equipment & Supplies)	409	63,714
Tenet Healthcare Corp.* (Health Care Providers & Services)	960	30,422
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	471	72,101
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,876	559,112
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	345	23,329
United Therapeutics Corp.* (Biotechnology)	440	46,288
UnitedHealth Group, Inc. (Health Care Providers & Services)	9,289	1,223,175
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	884	118,173
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	936	75,984
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,408	203,091
Waters Corp.* (Life Sciences Tools & Services)	791	102,956
WellCare Health Plans, Inc.* (Health Care Providers & Services)	435	39,146
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	708	50,410
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,750	202,598
Zoetis, Inc. (Pharmaceuticals)	4,469	210,177
TOTAL COMMON STOCKS (Cost $17,484,774)		27,141,044

Contingent Right (NM)
Dyax Corp. *+^(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

	Principal Amount	Value
Repurchase Agreements(b)(c)(23.1%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $7,792,137	$7,792,000	$7,792,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,792,000)		7,792,000

TOTAL INVESTMENT SECURITIES (Cost $25,276,774) - 103.4%		34,935,123
Net other assets (liabilities) - (3.4)%		(1,138,757)

NET ASSETS - 100.0%		$33,796,366

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of April 30, 2016, this security represented 0.006% of the net assets of the fund.

*                           Non-income producing security

^                            The advisor has deemed this security to be illiquid. As of April 30, 2016, this security represented 0.006% of the net assets of the Fund.

(a)                   Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $5,187,000.

(c)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	5/23/16	0.90%	$9,859,046	$(275,279)
Dow Jones U.S. Health Care Index	UBS AG	5/23/16	0.70%	13,777,483	(374,884)
				$23,636,529	$(650,163)

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Biotechnology	$6,718,658	19.9%
Commercial Services & Supplies	26,722	0.1%
Health Care Equipment & Supplies	4,806,783	14.2%
Health Care Providers & Services	4,481,386	13.3%
Life Sciences Tools & Services	1,083,083	3.2%
Pharmaceuticals	10,026,491	29.6%
Other **	6,653,243	19.7%
Total	$33,796,366	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (65.0%)
3M Co. (Industrial Conglomerates)	6,505	$1,088,807
A.O. Smith Corp. (Building Products)	688	53,127
Accenture PLC - Class A (IT Services)	6,566	741,432
Actuant Corp. - Class A (Machinery)	646	17,255
Acuity Brands, Inc. (Electrical Equipment)	606	147,797
AECOM* (Construction & Engineering)	1,875	60,919
AGCO Corp. (Machinery)	678	36,253
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,320	135,855
Air Lease Corp. (Trading Companies & Distributors)	1,231	37,521
Allegion PLC (Building Products)	1,235	80,831
Alliance Data Systems Corp.* (IT Services)	647	131,542
Allison Transmission Holdings, Inc. (Machinery)	1,924	55,430
AMETEK, Inc. (Electrical Equipment)	2,585	124,313
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	3,267	182,398
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	75	4,673
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	594	27,223
AptarGroup, Inc. (Containers & Packaging)	657	49,932
Armstrong Flooring, Inc.* (Building Products)	284	4,135
Armstrong World Industries, Inc.* (Building Products)	618	25,221
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,221	75,824
Automatic Data Processing, Inc. (IT Services)	5,134	454,051
Avery Dennison Corp. (Containers & Packaging)	727	52,787
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,328	54,607
Ball Corp. (Containers & Packaging)	1,356	96,791
BE Aerospace, Inc. (Aerospace & Defense)	1,251	60,836
Belden, Inc. (Electronic Equipment, Instruments & Components)	601	37,947
Bemis Co., Inc. (Containers & Packaging)	1,231	61,772
Berry Plastics Group, Inc.* (Containers & Packaging)	1,298	46,754
Booz Allen Hamilton Holding Corp. (IT Services)	1,283	35,372
Broadridge Financial Solutions, Inc. (IT Services)	1,295	77,493
BWX Technologies, Inc. (Aerospace & Defense)	1,263	42,172
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,360	96,519
Carlisle Cos., Inc. (Industrial Conglomerates)	660	67,254
Caterpillar, Inc. (Machinery)	6,445	500,905
CEB, Inc. (Professional Services)	577	35,595
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	1,230	49,508
Cintas Corp. (Commercial Services & Supplies)	722	64,821
CLARCOR, Inc. (Machinery)	619	36,379
Clean Harbors, Inc.* (Commercial Services & Supplies)	629	31,073
Cognex Corp. (Electronic Equipment, Instruments & Components)	715	25,404
Colfax Corp.* (Machinery)	1,247	40,440
Convergys Corp. (IT Services)	1,236	32,754
CoreLogic, Inc.* (IT Services)	724	25,688
CoStar Group, Inc.* (Internet Software & Services)	576	113,651
Covanta Holding Corp. (Commercial Services & Supplies)	1,333	21,675
Crane Co. (Machinery)	621	34,509
Crown Holdings, Inc.* (Containers & Packaging)	1,350	71,496
CSX Corp. (Road & Rail)	10,396	283,499
Cummins, Inc. (Machinery)	1,900	222,357
Curtiss-Wright Corp. (Aerospace & Defense)	608	46,561
Danaher Corp. (Industrial Conglomerates)	6,486	627,521
Deere & Co. (Machinery)	3,245	272,937
Deluxe Corp. (Commercial Services & Supplies)	620	38,924
DigitalGlobe, Inc.* (Aerospace & Defense)	649	14,382
Donaldson Co., Inc. (Machinery)	1,307	42,713
Dover Corp. (Machinery)	1,881	123,582
Eagle Materials, Inc. (Construction Materials)	621	46,029
Eaton Corp. PLC (Electrical Equipment)	5,138	325,081
EMCOR Group, Inc. (Construction & Engineering)	651	31,560
Emerson Electric Co. (Electrical Equipment)	7,096	387,654
EnerSys (Electrical Equipment)	605	35,314
Equifax, Inc. (Professional Services)	1,295	155,724
Essendant, Inc. (Commercial Services & Supplies)	589	18,135
Esterline Technologies Corp.* (Aerospace & Defense)	79	5,424
Euronet Worldwide, Inc.* (IT Services)	623	48,033
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,953	96,888
Fastenal Co. (Trading Companies & Distributors)	3,216	150,476
FedEx Corp. (Air Freight & Logistics)	2,640	435,890
FEI Co. (Electronic Equipment, Instruments & Components)	598	53,234
Fidelity National Information Services, Inc. (IT Services)	3,183	209,441
First Data Corp.* (IT Services)	1,947	22,176
Fiserv, Inc.* (IT Services)	2,552	249,381
FleetCor Technologies, Inc.* (IT Services)	695	107,503
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,345	40,632
Flowserve Corp. (Machinery)	1,325	64,673
Fluor Corp. (Construction & Engineering)	1,349	73,735
Fortune Brands Home & Security, Inc. (Building Products)	1,888	104,614
FTI Consulting, Inc.* (Professional Services)	599	24,140
GATX Corp. (Trading Companies & Distributors)	602	27,656

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Generac Holdings, Inc.* (Electrical Equipment)	668	$25,464
General Dynamics Corp. (Aerospace & Defense)	3,226	453,318
General Electric Co. (Industrial Conglomerates)	100,218	3,081,703
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	641	41,736
Genpact, Ltd.* (IT Services)	1,882	52,489
Global Payments, Inc. (IT Services)	1,664	120,108
Graco, Inc. (Machinery)	636	49,856
Graphic Packaging Holding Co. (Containers & Packaging)	3,319	44,076
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,959	67,155
Hexcel Corp. (Aerospace & Defense)	1,231	55,727
Hillenbrand, Inc. (Machinery)	657	19,914
Honeywell International, Inc. (Aerospace & Defense)	8,411	961,124
Hub Group, Inc.* - Class A (Air Freight & Logistics)	583	22,457
Hubbell, Inc. (Electrical Equipment)	632	66,840
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	614	88,889
IDEX Corp. (Machinery)	691	56,593
Illinois Tool Works, Inc. (Machinery)	3,319	346,902
Ingersoll-Rand PLC (Machinery)	2,642	173,157
International Paper Co. (Containers & Packaging)	4,521	195,624
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	587	50,875
Itron, Inc.* (Electronic Equipment, Instruments & Components)	591	24,302
ITT Corp. (Machinery)	727	27,895
J.B. Hunt Transport Services, Inc. (Road & Rail)	726	60,171
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,976	34,303
Jack Henry & Associates, Inc. (IT Services)	699	56,640
Jacobs Engineering Group, Inc.* (Construction & Engineering)	1,305	58,177
Joy Global, Inc. (Machinery)	1,240	26,412
Kansas City Southern (Road & Rail)	1,268	120,143
KBR, Inc. (Construction & Engineering)	1,357	21,115
Kennametal, Inc. (Machinery)	701	16,389
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,925	50,204
Kirby Corp.* (Marine)	633	40,398
KLX, Inc.* (Aerospace & Defense)	630	21,244
Knowles Corp.* (Electronic Equipment, Instruments & Components)	725	9,693
L-3 Communications Holdings, Inc. (Aerospace & Defense)	696	91,545
Landstar System, Inc. (Road & Rail)	603	39,527
Lennox International, Inc. (Building Products)	596	80,430
Lincoln Electric Holdings, Inc. (Machinery)	661	41,425
LinkedIn Corp.* - Class A (Internet Software & Services)	1,286	161,148
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	59	6,872
Lockheed Martin Corp. (Aerospace & Defense)	2,657	617,434
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,360	23,120
Macquarie Infrastructure Corp. (Transportation Infrastructure)	687	48,358
Manitowoc Foodservice, Inc.* (Machinery)	1,342	20,143
ManpowerGroup, Inc. (Professional Services)	682	52,534
Martin Marietta Materials, Inc. (Construction Materials)	661	111,861
Masco Corp. (Building Products)	3,826	117,497
MAXIMUS, Inc. (IT Services)	662	35,020
MDU Resources Group, Inc. (Multi-Utilities)	1,988	39,879
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	72	25,772
Moog, Inc.* - Class A (Aerospace & Defense)	579	28,290
MRC Global, Inc.* (Trading Companies & Distributors)	1,251	17,489
MSA Safety, Inc. (Commercial Services & Supplies)	574	27,604
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	618	47,895
Mueller Industries, Inc. (Machinery)	642	20,262
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,248	34,407
Navistar International Corp.* (Machinery)	665	10,035
NeuStar, Inc.* - Class A (IT Services)	633	14,869
Nordson Corp. (Machinery)	632	48,493
Norfolk Southern Corp. (Road & Rail)	3,241	292,047
Northrop Grumman Corp. (Aerospace & Defense)	1,950	402,207
NOW, Inc.* (Trading Companies & Distributors)	1,265	22,846
Old Dominion Freight Line, Inc.* (Road & Rail)	672	44,386
Orbital ATK, Inc. (Aerospace & Defense)	646	56,202
Oshkosh Corp. (Machinery)	684	33,413
Owens Corning (Building Products)	1,289	59,384
Owens-Illinois, Inc.* (Containers & Packaging)	1,897	35,019
PACCAR, Inc. (Machinery)	3,872	228,100
Packaging Corp. of America (Containers & Packaging)	1,230	79,802
Parker-Hannifin Corp. (Machinery)	1,338	155,235
Paychex, Inc. (IT Services)	3,302	172,100
PayPal Holdings, Inc.* (IT Services)	11,772	461,227
Pentair PLC (Machinery)	1,954	113,488
PerkinElmer, Inc. (Life Sciences Tools & Services)	1,271	64,084
Quanta Services, Inc.* (Construction & Engineering)	1,894	44,926
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,024	35,218
Raytheon Co. (Aerospace & Defense)	3,243	409,753
Regal Beloit Corp. (Electrical Equipment)	609	39,232

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Republic Services, Inc. (Commercial Services & Supplies)	2,591	$121,958
Robert Half International, Inc. (Professional Services)	1,328	50,876
Rockwell Automation, Inc. (Electrical Equipment)	1,329	150,802
Rockwell Collins, Inc. (Aerospace & Defense)	1,328	117,116
Roper Technologies, Inc. (Industrial Conglomerates)	1,248	219,760
Ryder System, Inc. (Road & Rail)	632	43,557
Sabre Corp. (IT Services)	2,011	58,218
Sealed Air Corp. (Containers & Packaging)	1,990	94,246
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,922	72,402
Silgan Holdings, Inc. (Containers & Packaging)	597	30,292
Sonoco Products Co. (Containers & Packaging)	1,248	58,519
Spirit AeroSystems Holdings, Inc.* - Class A (Aerospace & Defense)	1,297	61,154
SPX Corp. (Machinery)	601	9,676
SPX FLOW, Inc.* (Machinery)	600	17,976
Stericycle, Inc.* (Commercial Services & Supplies)	716	68,421
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	3,921	233,222
Teledyne Technologies, Inc.* (Aerospace & Defense)	581	54,004
Terex Corp. (Machinery)	1,268	30,293
Tetra Tech, Inc. (Commercial Services & Supplies)	646	18,992
Textron, Inc. (Aerospace & Defense)	2,680	103,662
The ADT Corp. (Commercial Services & Supplies)	1,909	80,140
The Advisory Board Co.* (Professional Services)	601	19,016
The Boeing Co. (Aerospace & Defense)	6,552	883,209
The Manitowoc Co., Inc. (Machinery)	1,342	7,649
The Sherwin-Williams Co. (Chemicals)	698	200,543
The Timken Co. (Machinery)	675	24,050
The Toro Co. (Machinery)	634	54,809
The Valspar Corp. (Chemicals)	683	72,869
Total System Services, Inc. (IT Services)	1,917	98,035
TransDigm Group, Inc.* (Aerospace & Defense)	632	144,014
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,626	62,893
Trinity Industries, Inc. (Machinery)	1,876	36,601
Triumph Group, Inc. (Aerospace & Defense)	621	22,468
Tyco International PLC (Commercial Services & Supplies)	4,557	175,536
Union Pacific Corp. (Road & Rail)	9,106	794,315
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	7,221	758,711
United Rentals, Inc.* (Trading Companies & Distributors)	1,221	81,722
United Technologies Corp. (Aerospace & Defense)	8,434	880,257
USG Corp.* (Building Products)	730	19,717
Valmont Industries, Inc. (Construction & Engineering)	60	8,423
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,272	36,201
Verisk Analytics, Inc.* - Class A (Professional Services)	1,880	145,850
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,340	16,294
Vulcan Materials Co. (Construction Materials)	1,333	143,470
W.W. Grainger, Inc. (Trading Companies & Distributors)	641	150,326
Wabtec Corp. (Machinery)	1,224	101,506
Waste Connections, Inc. (Commercial Services & Supplies)	1,305	87,800
Waste Management, Inc. (Commercial Services & Supplies)	4,530	266,318
Watsco, Inc. (Trading Companies & Distributors)	68	9,144
WESCO International, Inc.* (Trading Companies & Distributors)	602	35,392
WestRock Co. (Containers & Packaging)	2,634	110,233
WEX, Inc.* (IT Services)	593	56,033
Woodward, Inc. (Machinery)	638	34,586
Xerox Corp. (IT Services)	10,366	99,514
XPO Logistics, Inc.* (Air Freight & Logistics)	726	21,882
Xylem, Inc. (Machinery)	1,944	81,220
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	628	39,288
TOTAL COMMON STOCKS (Cost $26,594,306)		28,261,461

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.3%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $15,370,271	$15,370,000	$15,370,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,370,000)		15,370,000

TOTAL INVESTMENT SECURITIES (Cost $41,964,306) - 100.3%		43,631,461
Net other assets (liabilities) - (0.3)%		(139,365)

NET ASSETS - 100.0%		$43,492,096

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $7,516,000.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S Industrials Index	Goldman Sachs International	5/23/16	0.90%	$20,561,540	$(6,123)
Dow Jones U.S Industrials Index	UBS AG	5/23/16	0.70%	16,417,199	9,877
				$36,978,739	$3,754

^	Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Industrials UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$5,620,991	12.9%
Air Freight & Logistics	1,432,347	3.3%
Building Products	544,956	1.3%
Chemicals	273,412	0.6%
Commercial Services & Supplies	1,056,615	2.4%
Construction & Engineering	348,363	0.8%
Construction Materials	301,360	0.7%
Containers & Packaging	1,027,343	2.4%
Electrical Equipment	1,374,899	3.2%
Electronic Equipment, Instruments & Components	1,073,273	2.5%
Industrial Conglomerates	5,085,045	11.6%
Internet Software & Services	274,799	0.6%
IT Services	3,359,120	7.7%
Life Sciences Tools & Services	225,711	0.5%
Machinery	3,233,511	7.4%
Marine	40,398	0.1%
Multi-Utilities	39,879	0.1%
Paper & Forest Products	23,120	0.1%
Professional Services	483,735	1.1%
Road & Rail	1,719,381	4.0%
Trading Companies & Distributors	674,845	1.6%
Transportation Infrastructure	48,358	0.1%
Other **	15,230,635	35.0%
Total	$43,492,096	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (76.6%)
2U, Inc.* (Diversified Consumer Services)	17,480	$489,964
Akamai Technologies, Inc.* (Internet Software & Services)	23,373	1,191,789
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	52,932	709,289
Alphabet, Inc.* - Class A (Internet Software & Services)	3,551	2,513,683
Alphabet, Inc.* - Class C (Internet Software & Services)	3,606	2,498,994
Amazon.com, Inc.* (Internet & Catalog Retail)	9,150	6,035,248
Arista Networks, Inc.* (Communications Equipment)	10,298	686,053
Bazaarvoice, Inc.* (Internet Software & Services)	66,475	222,691
Blucora, Inc.* (Internet Software & Services)	40,456	324,053
Citrix Systems, Inc.* (Software)	18,580	1,520,587
Cornerstone OnDemand, Inc.* (Internet Software & Services)	17,831	612,495
Demandware, Inc.* (Internet Software & Services)	13,481	621,204
E*TRADE Financial Corp.* (Capital Markets)	45,028	1,133,805
EarthLink Holdings Corp. (Internet Software & Services)	60,892	353,783
eBay, Inc.* (Internet Software & Services)	84,508	2,064,530
Ebix, Inc. (Software)	11,514	554,054
Endurance International Group Holdings, Inc.* (Internet Software & Services)	35,799	383,407
Expedia, Inc. (Internet & Catalog Retail)	13,692	1,585,123
Facebook, Inc.* - Class A (Internet Software & Services)	47,616	5,598,690
Groupon, Inc.* (Internet & Catalog Retail)	135,943	492,114
IAC/InterActiveCorp (Internet Software & Services)	17,613	816,186
j2 Global, Inc. (Internet Software & Services)	11,010	699,355
Juniper Networks, Inc. (Communications Equipment)	48,967	1,145,827
LinkedIn Corp.* - Class A (Internet Software & Services)	12,752	1,597,953
Netflix, Inc.* (Internet & Catalog Retail)	25,750	2,318,273
NETGEAR, Inc.* (Communications Equipment)	12,702	538,565
NetSuite, Inc.* (Software)	10,585	857,808
Pandora Media, Inc.* (Internet Software & Services)	63,554	631,091
PayPal Holdings, Inc.* (IT Services)	66,112	2,590,268
Rackspace Hosting, Inc.* (Internet Software & Services)	31,801	727,289
salesforce.com, Inc.* (Software)	36,612	2,775,190
Sonus Networks, Inc.* (Communications Equipment)	38,288	316,259
TD Ameritrade Holding Corp. (Capital Markets)	39,167	1,168,352
TripAdvisor, Inc.* (Internet & Catalog Retail)	18,095	1,168,756
TrueCar, Inc.* (Internet Software & Services)	48,324	330,536
Twitter, Inc.* (Internet Software & Services)	75,537	1,104,351
Veeva Systems, Inc.* - Class A (Health Care Technology)	26,899	739,991
VeriSign, Inc.* (Internet Software & Services)	13,831	1,194,998
Vonage Holdings Corp.* (Diversified Telecommunication Services)	87,849	410,255
Web.com Group, Inc.* (Internet Software & Services)	23,950	478,761
Yahoo!, Inc.* (Internet Software & Services)	63,733	2,332,628
TOTAL COMMON STOCKS (Cost $36,039,383)		53,534,248

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $16,055,283	$16,055,000	$16,055,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,055,000)		16,055,000

TOTAL INVESTMENT SECURITIES (Cost $52,094,383) - 99.6%		69,589,248
Net other assets (liabilities) - 0.4%		261,549

NET ASSETS - 100.0%		$69,850,797

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $10,482,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	5/23/16	0.90%	$22,752,646	$115,922
Dow Jones Internet Composite Index	UBS AG	5/23/16	0.70%	28,259,224	148,780
				$51,011,870	$264,702

^	Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Capital Markets	$2,302,157	3.3%
Communications Equipment	2,686,704	3.8%
Diversified Consumer Services	489,964	0.7%
Diversified Telecommunication Services	410,255	0.6%
Health Care Technology	1,449,280	2.1%
Internet & Catalog Retail	11,599,514	16.6%
Internet Software & Services	26,298,467	37.6%
IT Services	2,590,268	3.7%
Software	5,707,639	8.2%
Other **	16,316,549	23.4%
Total	$69,850,797	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (50.3%)
SBA Communications Corp.* - Class A (Wireless Telecommunication Services)	6,414	$660,899
Sprint Corp.* (Wireless Telecommunication Services)	40,533	139,028
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	4,763	140,842
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	14,193	557,501
TOTAL COMMON STOCKS (Cost $708,937)		1,498,270

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.6%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $1,033,018	$1,033,000	$1,033,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,033,000)		1,033,000

TOTAL INVESTMENT SECURITIES (Cost $1,741,937) - 84.9%		2,531,270
Net other assets (liabilities) - 15.1%		449,975

NET ASSETS - 100.0%		$2,981,245

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $99,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	5/23/16	0.90%	$649,938	$(21,229)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	5/23/16	0.70%	2,324,375	(79,259)
				$2,974,313	$(100,488)

^	Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Wireless Telecommunication Services	1,498,270	50.3%
Other **	1,482,975	49.7%
Total	$2,981,245	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (64.5%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,633	$402,717
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,163	32,913
Apache Corp. (Oil, Gas & Consumable Fuels)	5,680	308,992
Archrock, Inc. (Energy Equipment & Services)	1,041	10,254
Atwood Oceanics, Inc. (Energy Equipment & Services)	875	8,453
Baker Hughes, Inc. (Energy Equipment & Services)	6,575	317,967
Bristow Group, Inc. (Energy Equipment & Services)	524	12,010
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	6,877	160,922
California Resources Corp. (Oil, Gas & Consumable Fuels)	5,820	12,804
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	816	28,862
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,539	137,596
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	7,769	53,373
Chevron Corp. (Oil, Gas & Consumable Fuels)	28,273	2,888,936
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,424	155,045
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,042	16,286
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	6,003	153,797
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,938	225,137
ConocoPhillips (Oil, Gas & Consumable Fuels)	18,560	886,983
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,233	45,942
Core Laboratories N.V. (Energy Equipment & Services)	635	84,874
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	5,268	20,334
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,662	265,718
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	967	23,459
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,071	92,727
Dril-Quip, Inc.* (Energy Equipment & Services)	571	37,012
Energen Corp. (Oil, Gas & Consumable Fuels)	1,459	61,993
Ensco PLCADR - Class A (Energy Equipment & Services)	4,389	52,492
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	8,254	681,945
EQT Corp. (Oil, Gas & Consumable Fuels)	2,397	168,030
Exterran Corp.* (Energy Equipment & Services)	527	8,063
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	62,348	5,511,564
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,148	64,104
FMC Technologies, Inc.* (Energy Equipment & Services)	3,407	103,879
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,847	57,811
Halliburton Co. (Energy Equipment & Services)	12,887	532,362
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,621	107,181
Hess Corp. (Oil, Gas & Consumable Fuels)	3,977	237,109
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,651	94,376
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	27,471	487,885
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	12,666	178,464
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,945	310,491
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,429	86,812
Nabors Industries, Ltd. (Energy Equipment & Services)	4,227	41,425
National Oilwell Varco, Inc. (Energy Equipment & Services)	5,641	203,302
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	2,976	107,880
Noble Corp. PLC (Energy Equipment & Services)	3,653	41,023
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	6,438	232,476
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,636	25,543
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,468	879,023
Oceaneering International, Inc. (Energy Equipment & Services)	1,471	53,912
OGE Energy Corp. (Electric Utilities)	3,000	88,770
Oil States International, Inc.* (Energy Equipment & Services)	773	26,777
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,152	113,945
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,210	43,648
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	1,467	47,208
Phillips 66 (Oil, Gas & Consumable Fuels)	7,046	578,547
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,453	407,443
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,867	51,405
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,547	112,348
Rowan Cos. PLC - Class A (Energy Equipment & Services)	1,875	35,269
Schlumberger, Ltd. (Energy Equipment & Services)	20,876	1,677,177
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	671	20,573
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,024	31,908
SolarCity Corp.* (Electrical Equipment)	898	27,227

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,849	$78,552
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	10,083	315,295
Superior Energy Services, Inc. (Energy Equipment & Services)	2,272	38,306
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,447	99,006
Teekay Corp. (Oil, Gas & Consumable Fuels)	712	7,974
Tesoro Corp. (Oil, Gas & Consumable Fuels)	1,793	142,884
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	10,247	198,689
Transocean, Ltd. (Energy Equipment & Services)	5,139	56,940
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	933	23,838
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,301	718
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	7,061	415,681
Weatherford International PLC* (Energy Equipment & Services)	13,205	107,357
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,015	27,161
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,065	36,780
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,062	49,627
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,516	33,965
TOTAL COMMON STOCKS (Cost $12,059,939)		21,607,276

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $11,726,207	$11,726,000	$11,726,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,726,000)		11,726,000

TOTAL INVESTMENT SECURITIES (Cost $23,785,939) - 99.5%		33,333,276
Net other assets (liabilities) - 0.5%		149,757

NET ASSETS - 100.0%		$33,483,033

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $6,616,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S Oil & Gas Index	Goldman Sachs International	5/23/16	0.90%	$17,354,823	$262,021
Dow Jones U.S Oil & Gas Index	UBS AG	5/23/16	0.60%	11,272,638	196,583
				$28,627,461	$458,604

^	Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Electric Utilities	$88,770	0.3%
Electrical Equipment	27,227	0.1%
Energy Equipment & Services	3,646,980	10.9%
Oil, Gas & Consumable Fuels	17,780,195	53.0%
Semiconductors & Semiconductor Equipment	64,104	0.2%
Other **	11,875,757	35.5%
Total	$33,483,033	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (72.2%)
Archrock, Inc. (Energy Equipment & Services)	2,162	$21,296
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,796	17,349
Baker Hughes, Inc. (Energy Equipment & Services)	13,548	655,181
Bristow Group, Inc. (Energy Equipment & Services)	1,086	24,891
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	12,399	317,662
Core Laboratories N.V. (Energy Equipment & Services)	1,330	177,768
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	2,014	48,860
Dril-Quip, Inc.* (Energy Equipment & Services)	1,193	77,330
Ensco PLCADR - Class A (Energy Equipment & Services)	9,055	108,298
Exterran Corp.* (Energy Equipment & Services)	1,090	16,677
FMC Technologies, Inc.* (Energy Equipment & Services)	7,007	213,643
Halliburton Co. (Energy Equipment & Services)	26,601	1,098,887
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,323	219,717
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	56,677	1,006,584
Nabors Industries, Ltd. (Energy Equipment & Services)	8,728	85,534
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,629	419,109
Noble Corp. PLC (Energy Equipment & Services)	7,526	84,517
Oceaneering International, Inc. (Energy Equipment & Services)	3,022	110,756
OGE Energy Corp. (Electric Utilities)	6,172	182,629
Oil States International, Inc.* (Energy Equipment & Services)	1,608	55,701
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,521	235,734
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,541	89,685
Rowan Cos. PLC - Class A (Energy Equipment & Services)	3,852	72,456
Schlumberger, Ltd. (Energy Equipment & Services)	43,185	3,469,484
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,377	42,219
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	20,785	649,947
Superior Energy Services, Inc. (Energy Equipment & Services)	4,674	78,804
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,476	16,531
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	21,150	410,099
Transocean, Ltd. (Energy Equipment & Services)	10,618	117,647
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,920	49,056
Weatherford International PLC* (Energy Equipment & Services)	27,221	221,307
TOTAL COMMON STOCKS (Cost $8,662,268)		10,395,358

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.3%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $3,935,069	$3,935,000	$3,935,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,935,000)		3,935,000

TOTAL INVESTMENT SECURITIES (Cost $12,597,268) - 99.5%		14,330,358
Net other assets (liabilities) - 0.5%		76,981

NET ASSETS - 100.0%		$14,407,339

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $2,081,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	5/23/16	0.90%	$6,096,309	$209,884
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	5/23/16	0.75%	5,148,641	188,425
				$11,244,950	$398,309

^	Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Electric Utilities	$182,629	1.3%
Energy Equipment & Services	7,533,953	52.3%
Oil, Gas & Consumable Fuels	2,678,776	18.6%
Other **	4,011,981	27.8%
Total	$14,407,339	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (58.4%)
Akorn, Inc.* (Pharmaceuticals)	615	$15,652
Allergan PLC* (Pharmaceuticals)	3,032	656,610
Anacor Pharmaceuticals, Inc.* (Biotechnology)	342	21,457
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,816	925,059
Catalent, Inc.* (Pharmaceuticals)	753	22,236
Eli Lilly & Co. (Pharmaceuticals)	7,470	564,209
Endo International PLC* (Pharmaceuticals)	1,572	42,444
Horizon Pharma PLC* (Pharmaceuticals)	1,117	17,168
Impax Laboratories, Inc.* (Pharmaceuticals)	522	17,409
Innoviva, Inc. (Pharmaceuticals)	633	7,811
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	470	70,829
Johnson & Johnson (Pharmaceuticals)	21,186	2,374,528
Mallinckrodt PLC* (Pharmaceuticals)	860	53,767
Merck & Co., Inc. (Pharmaceuticals)	21,313	1,168,805
Mylan N.V.* (Pharmaceuticals)	3,164	131,970
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	282	15,259
Perrigo Co. PLC (Pharmaceuticals)	1,120	108,270
Pfizer, Inc. (Pharmaceuticals)	46,442	1,519,118
Zoetis, Inc. (Pharmaceuticals)	3,516	165,357
TOTAL COMMON STOCKS (Cost $4,698,756)		7,897,958

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.9%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $4,724,083	$4,724,000	$4,724,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,724,000)		4,724,000

TOTAL INVESTMENT SECURITIES (Cost $9,422,756) - 93.3%		12,621,958
Net other assets (liabilities) - 6.7%		906,629

NET ASSETS - 100.0%		$13,528,587

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $2,336,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	5/23/16	0.90%	$5,695,049	$(91,907)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	5/23/16	0.75%	6,671,295	(114,565)
				$12,366,344	$(206,472)

^	Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Biotechnology	$21,457	0.1%
Pharmaceuticals	7,876,501	58.3%
Other **	5,630,629	41.6%
Total	$13,528,587	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (65.3%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	40,507	$1,912,335
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	74,387	1,223,666
Barrick Gold Corp.ADR (Metals & Mining)	215,545	4,175,108
Coeur Mining, Inc.* (Metals & Mining)	25,484	206,420
Companhia de Minas Buenaventura S.A.A.*ADR (Metals & Mining)	34,188	347,008
Eldorado Gold Corp. (Metals & Mining)	132,597	558,233
Franco-Nevada Corp. (Metals & Mining)	32,799	2,301,178
Gold Fields, Ltd.ADR (Metals & Mining)	128,280	602,916
Goldcorp, Inc. (Metals & Mining)	153,633	3,095,705
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	68,555	250,911
Hecla Mining Co. (Metals & Mining)	69,934	301,416
Kinross Gold Corp.* (Metals & Mining)	227,572	1,297,160
New Gold, Inc.* (Metals & Mining)	94,251	442,980
Newmont Mining Corp. (Metals & Mining)	97,917	3,424,157
Pan American Silver Corp. (Metals & Mining)	28,133	440,844
Randgold Resources, Ltd.ADR (Metals & Mining)	17,021	1,710,611
Royal Gold, Inc. (Metals & Mining)	12,091	757,138
Sibanye Gold, Ltd.ADR (Metals & Mining)	30,472	469,269
Silver Wheaton Corp. (Metals & Mining)	80,615	1,688,884
Stillwater Mining Co.* (Metals & Mining)	22,410	273,402
Tahoe Resources, Inc. (Metals & Mining)	54,637	772,021
Yamana Gold, Inc. (Metals & Mining)	175,244	867,458
TOTAL COMMON STOCKS (Cost $15,425,252)		27,118,820

	Principal Amount	Value
Repurchase Agreements(a)(b)(22.6%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $9,377,165	$9,377,000	$9,377,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,377,000)		9,377,000

TOTAL INVESTMENT SECURITIES (Cost $24,802,252) - 87.9%		36,495,820
Net other assets (liabilities) - 12.1%		5,041,168

NET ASSETS - 100.0%		$41,536,988

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $5,922,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/16	0.90%	$19,841,826	$2,131,121
Dow Jones Precious Metals Index	UBS AG	5/23/16	1.00%	15,400,594	1,983,160
				$35,242,420	$4,114,281

^	Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Metals & Mining	$27,118,820	65.3%
Other **	14,418,168	34.7%
Total	$41,536,988	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (74.4%)
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,167	$44,626
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,870	173,817
American Campus Communities, Inc. (Real Estate Investment Trusts)	3,365	150,584
American Capital Agency Corp. (Real Estate Investment Trusts)	8,884	163,199
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	4,687	74,148
American Tower Corp. (Real Estate Investment Trusts)	10,887	1,141,829
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	24,330	253,519
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	4,004	160,400
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	3,993	75,587
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	3,518	621,947
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	2,401	65,979
Boston Properties, Inc. (Real Estate Investment Trusts)	3,935	507,064
Brandywine Realty Trust (Real Estate Investment Trusts)	4,507	67,380
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	4,352	109,888
Camden Property Trust (Real Estate Investment Trusts)	2,218	179,059
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,147	57,260
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	3,893	45,470
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	7,458	220,980
Chimera Investment Corp. (Real Estate Investment Trusts)	4,862	69,040
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	2,874	50,812
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	3,190	71,137
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,100	72,013
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,431	62,428
Corrections Corp. of America (Real Estate Investment Trusts)	3,028	92,112
Cousins Properties, Inc. (Real Estate Investment Trusts)	5,171	53,520
Crown Castle International Corp. (Real Estate Investment Trusts)	8,556	743,345
CubeSmart (Real Estate Investment Trusts)	4,446	131,646
CYS Investments, Inc. (Real Estate Investment Trusts)	3,963	32,140
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	2,250	90,833
DDR Corp. (Real Estate Investment Trusts)	7,802	136,535
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	5,168	46,047
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	3,770	331,685
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,585	116,333
Duke Realty Corp. (Real Estate Investment Trusts)	8,872	194,031
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,873	74,583
EastGroup Properties, Inc. (Real Estate Investment Trusts)	812	48,517
EPR Properties (Real Estate Investment Trusts)	1,641	108,109
Equinix, Inc. (Real Estate Investment Trusts)	1,814	599,255
Equity Commonwealth* (Real Estate Investment Trusts)	3,236	90,303
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	2,062	141,226
Equity Residential (Real Estate Investment Trusts)	9,390	639,177
Essex Property Trust, Inc. (Real Estate Investment Trusts)	1,689	372,340
Extra Space Storage, Inc. (Real Estate Investment Trusts)	3,206	272,350
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,786	271,615
Forest City Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	5,575	115,849
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	1,939	34,417
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	4,376	143,489
General Growth Properties, Inc. (Real Estate Investment Trusts)	14,974	419,721
Hatteras Financial Corp. (Real Estate Investment Trusts)	2,482	39,439
HCP, Inc. (Real Estate Investment Trusts)	11,954	404,404
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,606	78,910
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	3,489	100,797
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,467	115,283
Hospitality Properties Trust (Real Estate Investment Trusts)	3,889	99,520
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	19,320	305,642
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	2,900	37,265
Iron Mountain, Inc. (Real Estate Investment Trusts)	4,940	180,458
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,146	131,985
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,378	154,118
Kimco Realty Corp. (Real Estate Investment Trusts)	10,615	298,494
Kite Realty Group Trust (Real Estate Investment Trusts)	2,138	58,218
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,108	130,780
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,890	69,071

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexington Realty Trust (Real Estate Investment Trusts)	5,418	$47,570
Liberty Property Trust (Real Estate Investment Trusts)	3,767	131,468
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,319	59,274
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	6,093	81,098
MFA Financial, Inc. (Real Estate Investment Trusts)	9,510	65,714
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,957	187,304
National Retail Properties, Inc. (Real Estate Investment Trusts)	3,610	157,974
New Residential Investment Corp. (Real Estate Investment Trusts)	5,925	71,693
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	1,634	19,494
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	4,860	62,159
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,248	143,455
Outfront Media, Inc. (Real Estate Investment Trusts)	3,531	76,587
Paramount Group, Inc. (Real Estate Investment Trusts)	4,293	71,693
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,835	50,719
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	3,751	74,682
Post Properties, Inc. (Real Estate Investment Trusts)	1,381	79,214
Potlatch Corp. (Real Estate Investment Trusts)	1,046	36,840
Prologis, Inc. (Real Estate Investment Trusts)	13,463	611,355
Public Storage (Real Estate Investment Trusts)	3,792	928,320
Rayonier, Inc. (Real Estate Investment Trusts)	3,153	77,816
Realogy Holdings Corp.* (Real Estate Management & Development)	3,779	135,061
Realty Income Corp. (Real Estate Investment Trusts)	6,419	380,005
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,998	25,894
Regency Centers Corp. (Real Estate Investment Trusts)	2,501	184,324
Retail Properties of America, Inc. (Real Estate Investment Trusts)	6,080	97,219
RLJ Lodging Trust (Real Estate Investment Trusts)	3,221	67,866
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	1,327	68,380
Senior Housing Properties Trust (Real Estate Investment Trusts)	6,084	106,957
Simon Property Group, Inc. (Real Estate Investment Trusts)	7,961	1,601,515
SL Green Realty Corp. (Real Estate Investment Trusts)	2,557	268,690
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,017	108,026
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	12,203	139,480
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	6,089	117,883
Sun Communities, Inc. (Real Estate Investment Trusts)	1,652	112,121
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	5,677	72,722
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,437	85,490
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,531	106,328
The GEO Group, Inc. (Real Estate Investment Trusts)	1,879	60,184
The Howard Hughes Corp.* (Real Estate Management & Development)	933	98,124
The Macerich Co. (Real Estate Investment Trusts)	3,245	246,880
The RMR Group, Inc. - Class A (Real Estate Management & Development)	6	150
The St Joe Co.* (Real Estate Management & Development)	1,963	33,077
Two Harbors Investment Corp. (Real Estate Investment Trusts)	9,365	73,328
UDR, Inc. (Real Estate Investment Trusts)	6,879	240,215
Urban Edge Properties (Real Estate Investment Trusts)	2,381	61,763
Ventas, Inc. (Real Estate Investment Trusts)	8,648	537,214
VEREIT, Inc. (Real Estate Investment Trusts)	23,235	206,327
Vornado Realty Trust (Real Estate Investment Trusts)	4,554	435,954
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,752	50,230
Weingarten Realty Investors (Real Estate Investment Trusts)	2,915	107,622
Welltower, Inc. (Real Estate Investment Trusts)	9,122	633,249
Weyerhaeuser Co. (Real Estate Investment Trusts)	20,285	651,554
WP Carey, Inc. (Real Estate Investment Trusts)	2,490	152,114
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	4,777	50,111
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,861	44,002
TOTAL COMMON STOCKS (Cost $13,992,706)		22,336,216

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.6%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $7,975,140	$7,975,000	$7,975,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,975,000)		7,975,000

See accompanying notes to schedules of portfolio investments.

Value
TOTAL INVESTMENT SECURITIES (Cost $21,967,706) - 101.0%	$30,311,216
Net other assets (liabilities) - (1.0)%	(287,769)

NET ASSETS - 100.0%	$30,023,447

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $4,582,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/16	0.90%	$10,483,239	$(89,956)
Dow Jones U.S. Real Estate Index	UBS AG	5/23/16	0.65%	12,265,798	(102,748)
				$22,749,037	$(192,704)

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Real Estate Investment Trusts	$21,672,213	72.2%
Real Estate Management & Development	664,003	2.2%
Other **	7,687,231	25.6%
Total	$30,023,447	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (77.3%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,698	$41,528
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,631	317,138
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	20,595	421,580
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	6,746	983,230
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	1,048	51,740
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,830	44,853
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,719	51,643
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	2,076	41,520
Infinera Corp.* (Communications Equipment)	2,551	30,331
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,499	48,181
Intel Corp. (Semiconductors & Semiconductor Equipment)	86,154	2,608,742
InterDigital, Inc. (Communications Equipment)	615	35,043
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	2,828	197,790
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,891	220,872
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	4,388	195,178
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	8,563	85,459
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	5,237	187,066
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,863	187,703
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	18,913	203,315
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,053	69,371
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	9,341	331,886
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	7,495	70,978
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,377	107,036
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	27,277	1,378,033
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,195	25,860
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	686	32,105
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	3,462	231,331
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	647	46,293
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,708	70,118
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	18,353	1,046,855
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	4,638	199,805
TOTAL COMMON STOCKS (Cost $8,009,073)		9,562,583

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.6%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $2,666,047	$2,666,000	$2,666,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,666,000)		2,666,000

TOTAL INVESTMENT SECURITIES (Cost $10,675,073) - 98.9%		12,228,583
Net other assets (liabilities) - 1.1%		133,669

NET ASSETS - 100.0%		$12,362,252

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $1,918,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/23/16	0.90%	$3,782,092	$(117,098)
Dow Jones U.S. Semiconductors Index	UBS AG	5/23/16	0.75%	5,247,105	(175,485)
				$9,029,197	$(292,583)

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Communications Equipment	$65,374	0.5%
Semiconductors & Semiconductor Equipment	9,497,209	76.8%
Other **	2,799,669	22.7%
Total	$12,362,252	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (79.7%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	243	$4,299
ACI Worldwide, Inc.* (Software)	255	5,097
Adobe Systems, Inc.* (Software)	1,100	103,642
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,422	5,048
Akamai Technologies, Inc.* (Internet Software & Services)	388	19,784
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	422	5,655
Alphabet, Inc.* - Class A (Internet Software & Services)	656	464,369
Alphabet, Inc.* - Class C (Internet Software & Services)	668	462,931
Amdocs, Ltd. (IT Services)	339	19,167
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	681	38,354
ANSYS, Inc.* (Software)	193	17,519
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,310	1,153,940
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,516	51,503
Arista Networks, Inc.* (Communications Equipment)	73	4,863
ARRIS International PLC* (Communications Equipment)	395	8,994
Aspen Technology, Inc.* (Software)	181	6,883
athenahealth, Inc.* (Health Care Technology)	83	11,064
Autodesk, Inc.* (Software)	497	29,731
Blackbaud, Inc. (Software)	104	6,424
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	822	119,807
Brocade Communications Systems, Inc. (Communications Equipment)	881	8,466
CA, Inc. (Software)	665	19,724
CACI International, Inc.* - Class A (IT Services)	43	4,134
Cadence Design Systems, Inc.* (Software)	668	15,491
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	132	6,517
CDK Global, Inc. (Software)	352	16,745
CDW Corp. (Electronic Equipment, Instruments & Components)	337	12,975
Cerner Corp.* (Health Care Technology)	661	37,109
Ciena Corp.* (Communications Equipment)	282	4,746
Cisco Systems, Inc. (Communications Equipment)	11,172	307,119
Citrix Systems, Inc.* (Software)	349	28,562
Cognizant Technology Solutions Corp.* (IT Services)	1,354	79,033
CommScope Holding Co., Inc.* (Communications Equipment)	274	8,332
CommVault Systems, Inc.* (Software)	91	3,983
Computer Sciences Corp. (IT Services)	306	10,138
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,468	46,077
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	228	5,588
CSRA, Inc. (IT Services)	301	7,814
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	693	6,258
Demandware, Inc.* (Internet Software & Services)	68	3,133
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	153	4,019
DST Systems, Inc. (IT Services)	63	7,603
eBay, Inc.* (Internet Software & Services)	2,414	58,974
EchoStar Corp.* (Communications Equipment)	101	4,133
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	105	4,183
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,318	112,744
EPAM Systems, Inc.* (IT Services)	91	6,637
F5 Networks, Inc.* (Communications Equipment)	163	17,074
Facebook, Inc.* - Class A (Internet Software & Services)	5,101	599,776
Fair Isaac Corp. (Software)	62	6,616
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	262	5,240
Finisar Corp.* (Communications Equipment)	244	4,016
FireEye, Inc.* (Software)	319	5,535
Fortinet, Inc.* (Software)	327	10,631
Garmin, Ltd. (Household Durables)	251	10,700
Gartner, Inc.* (IT Services)	178	15,516
Guidewire Software, Inc.* (Software)	148	8,432
Harris Corp. (Communications Equipment)	270	21,603
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,808	63,441
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,835	47,055
IAC/InterActiveCorp (Internet Software & Services)	164	7,600
IMS Health Holdings, Inc.* (Health Care Technology)	332	8,844
Infinera Corp.* (Communications Equipment)	315	3,745
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	333	11,638
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	298	5,745
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,475	317,183
InterDigital, Inc. (Communications Equipment)	72	4,103
International Business Machines Corp. (IT Services)	1,962	286,334
Intuit, Inc. (Software)	559	56,398
j2 Global, Inc. (Internet Software & Services)	102	6,479
Juniper Networks, Inc. (Communications Equipment)	772	18,065
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	353	24,689
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	362	27,657

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leidos Holdings, Inc. (IT Services)	151	$7,491
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	145	5,597
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	534	23,752
Lumentum Holdings, Inc.* (Communications Equipment)	105	2,657
Manhattan Associates, Inc.* (Software)	153	9,263
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	1,048	10,459
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	639	22,825
Medidata Solutions, Inc.* (Health Care Technology)	130	5,672
Mentor Graphics Corp. (Software)	226	4,511
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	466	22,643
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,309	24,822
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	259	8,752
Microsoft Corp. (Software)	17,555	875,467
Motorola Solutions, Inc. (Communications Equipment)	361	27,144
NCR Corp.* (Technology Hardware, Storage & Peripherals)	267	7,767
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	646	15,271
NetScout Systems, Inc.* (Communications Equipment)	221	4,919
NetSuite, Inc.* (Software)	79	6,402
Nuance Communications, Inc.* (Software)	546	9,380
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,134	40,291
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	913	8,646
Oracle Corp. (Software)	6,987	278,502
Palo Alto Networks, Inc.* (Communications Equipment)	153	23,083
Pandora Media, Inc.* (Internet Software & Services)	466	4,627
Pitney Bowes, Inc. (Commercial Services & Supplies)	428	8,975
Plantronics, Inc. (Communications Equipment)	68	2,615
Polycom, Inc.* (Communications Equipment)	295	3,525
Proofpoint, Inc.* (Software)	89	5,185
PTC, Inc.* (Software)	264	9,625
Qlik Technologies, Inc.* (Software)	206	6,343
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	282	12,698
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,321	167,777
Rackspace Hosting, Inc.* (Internet Software & Services)	256	5,855
Red Hat, Inc.* (Software)	404	29,641
salesforce.com, Inc.* (Software)	1,390	105,362
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	453	34,034
Science Applications International Corp. (IT Services)	89	4,725
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	666	14,499
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	153	3,311
ServiceNow, Inc.* (Software)	336	24,017
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	82	3,838
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	428	28,599
Splunk, Inc.* (Software)	283	14,710
SS&C Technologies Holdings, Inc. (Software)	172	10,518
Symantec Corp. (Software)	1,356	22,571
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	77	5,509
Synopsys, Inc.* (Software)	342	16,252
Tableau Software, Inc.* - Class A (Software)	119	6,152
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	72	4,946
Teradata Corp.* (IT Services)	292	7,388
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	462	8,736
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,223	126,800
The Ultimate Software Group, Inc.* (Software)	56	11,009
Twitter, Inc.* (Internet Software & Services)	1,314	19,211
Tyler Technologies, Inc.* (Software)	67	9,809
Vantiv, Inc.* (IT Services)	355	19,362
Verint Systems, Inc.* (Software)	146	4,941
VeriSign, Inc.* (Internet Software & Services)	215	18,576
ViaSat, Inc.* (Communications Equipment)	99	7,593
Viavi Solutions, Inc.* (Communications Equipment)	514	3,346
VMware, Inc.* - Class A (Software)	165	9,390
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	517	21,127
Workday, Inc.* (Software)	255	19,120
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	556	23,952
Yahoo!, Inc.* (Internet Software & Services)	1,927	70,528
Zillow Group, Inc.* - Class A (Internet Software & Services)	98	2,452
Zillow Group, Inc.* - Class C (Internet Software & Services)	237	5,697
TOTAL COMMON STOCKS (Cost $3,454,373)		7,353,688

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(22.2%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $2,050,036	$2,050,000	$2,050,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,050,000)		2,050,000

TOTAL INVESTMENT SECURITIES (Cost $5,504,373) - 101.9%		9,403,688
Net other assets (liabilities) - (1.9)%		(176,148)

NET ASSETS - 100.0%		$9,227,540

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $1,654,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	5/23/16	0.90%	$2,682,429	$(105,262)
Dow Jones U.S. Technology Index	UBS AG	5/23/16	0.70%	3,805,916	(144,908)
				$6,488,345	$(250,170)

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Commercial Services & Supplies	$8,975	0.1%
Communications Equipment	490,141	5.3%
Electronic Equipment, Instruments & Components	75,636	0.8%
Health Care Technology	68,344	0.7%
Household Durables	10,700	0.1%
Internet Software & Services	1,749,992	19.0%
IT Services	475,342	5.2%
Semiconductors & Semiconductor Equipment	1,156,999	12.5%
Software	1,829,583	19.9%
Technology Hardware, Storage & Peripherals	1,487,976	16.1%
Other **	1,873,852	20.3%
Total	$9,227,540	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (51.5%)
AT&T, Inc. (Diversified Telecommunication Services)	546,369	$21,210,044
CenturyLink, Inc. (Diversified Telecommunication Services)	48,077	1,487,983
Frontier Communications Corp. (Diversified Telecommunication Services)	104,087	578,724
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	25,733	1,344,807
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	11,121	1,145,908
Sprint Corp.* (Wireless Telecommunication Services)	70,231	240,892
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	8,504	251,463
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	24,629	967,428
Verizon Communications, Inc. (Diversified Telecommunication Services)	362,040	18,442,317
TOTAL COMMON STOCKS (Cost $44,892,790)		45,669,566

	Principal Amount	Value
Repurchase Agreements(a)(b)(28.4%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $25,139,443	$25,139,000	$25,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,139,000)		25,139,000

TOTAL INVESTMENT SECURITIES (Cost $70,031,790) - 79.9%		70,808,566
Net other assets (liabilities) - 20.1%		17,816,562

NET ASSETS - 100.0%		$88,625,128

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $14,666,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	5/23/16	0.90%	$44,110,239	$202,517
Dow Jones U.S. Telecommunications Index	UBS AG	5/23/16	0.75%	43,089,364	201,479
				$87,199,603	$403,996

^                            Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$44,209,783	49.9%
Wireless Telecommunication Services	1,459,783	1.6%
Other **	42,955,562	48.5%
Total	$88,625,128	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Shares	Value
Common Stocks (74.2%)
AGL Resources, Inc. (Gas Utilities)	6,461	$425,521
ALLETE, Inc. (Electric Utilities)	2,492	140,025
Alliant Energy Corp. (Electric Utilities)	6,095	429,819
Ameren Corp. (Multi-Utilities)	12,982	623,136
American Electric Power Co., Inc. (Electric Utilities)	26,294	1,669,669
American Water Works Co., Inc. (Water Utilities)	9,612	699,369
Aqua America, Inc. (Water Utilities)	9,432	298,617
Atmos Energy Corp. (Gas Utilities)	5,439	394,599
Avista Corp. (Multi-Utilities)	3,303	132,351
Black Hills Corp. (Multi-Utilities)	2,799	169,591
Calpine Corp.* (Independent Power and Renewable Electricity Producers)	17,608	277,854
CenterPoint Energy, Inc. (Multi-Utilities)	23,045	494,315
CMS Energy Corp. (Multi-Utilities)	14,811	602,511
Consolidated Edison, Inc. (Multi-Utilities)	15,773	1,176,666
Dominion Resources, Inc. (Multi-Utilities)	29,155	2,083,709
DTE Energy Co. (Multi-Utilities)	9,658	861,107
Duke Energy Corp. (Electric Utilities)	36,959	2,911,631
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	6,015	106,044
Edison International (Electric Utilities)	17,530	1,239,546
El Paso Electric Co. (Electric Utilities)	2,165	97,642
Entergy Corp. (Electric Utilities)	9,627	723,758
Eversource Energy (Electric Utilities)	16,961	957,279
Exelon Corp. (Electric Utilities)	49,294	1,729,726
FirstEnergy Corp. (Electric Utilities)	22,688	739,402
Great Plains Energy, Inc. (Electric Utilities)	8,266	258,147
Hawaiian Electric Industries, Inc. (Electric Utilities)	5,763	188,392
IDACORP, Inc. (Electric Utilities)	2,771	201,535
ITC Holdings Corp. (Electric Utilities)	8,244	363,313
National Fuel Gas Co. (Gas Utilities)	4,599	255,245
New Jersey Resources Corp. (Gas Utilities)	4,635	165,377
NextEra Energy, Inc. (Electric Utilities)	24,742	2,909,164
NiSource, Inc. (Multi-Utilities)	17,190	390,385
NorthWestern Corp. (Multi-Utilities)	2,556	145,283
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	16,889	255,024
ONE Gas, Inc. (Gas Utilities)	2,834	165,704
PG&E Corp. (Electric Utilities)	26,499	1,542,242
Piedmont Natural Gas Co., Inc. (Gas Utilities)	4,339	259,472
Pinnacle West Capital Corp. (Electric Utilities)	6,018	437,208
PNM Resources, Inc. (Electric Utilities)	4,289	135,876
Portland General Electric Co. (Electric Utilities)	4,724	187,637
PPL Corp. (Electric Utilities)	36,205	1,362,756
Public Service Enterprise Group, Inc. (Multi-Utilities)	27,224	1,255,843
Questar Corp. (Gas Utilities)	9,368	234,856
SCANA Corp. (Multi-Utilities)	7,616	523,143
Sempra Energy (Multi-Utilities)	12,618	1,304,071
South Jersey Industries, Inc. (Gas Utilities)	3,658	102,095
Southwest Gas Corp. (Gas Utilities)	2,533	164,417
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	3,508	40,903
TECO Energy, Inc. (Multi-Utilities)	12,608	350,124
The AES Corp. (Independent Power and Renewable Electricity Producers)	35,464	395,779
The Southern Co. (Electric Utilities)	48,923	2,451,042
UGI Corp. (Gas Utilities)	9,271	373,065
Vectren Corp. (Multi-Utilities)	4,387	214,305
WEC Energy Group, Inc. (Multi-Utilities)	16,913	984,506
Westar Energy, Inc. (Electric Utilities)	7,575	390,946
WGL Holdings, Inc. (Gas Utilities)	2,608	177,057
Xcel Energy, Inc. (Electric Utilities)	27,259	1,091,178
TOTAL COMMON STOCKS (Cost $34,538,492)		38,259,977

	Principal Amount	Value
Repurchase Agreements(a)(b)(24.1%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $12,434,219	$12,434,000	$12,434,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,434,000)		12,434,000

TOTAL INVESTMENT SECURITIES (Cost $46,972,492) - 98.3%		50,693,977
Net other assets (liabilities) - 1.7%		895,211

NET ASSETS - 100.0%		$51,589,188

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $7,628,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	5/23/16	0.90%	$19,017,602	$370,237
Dow Jones U.S. Utilities Index	UBS AG	5/23/16	0.70%	20,082,935	412,620
				$39,100,537	$782,857

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Utilities UltraSector ProFund invested in the following industries as of April 30, 2016:

	Value	% of Net Assets
Electric Utilities	$22,157,933	43.0%
Gas Utilities	2,717,408	5.3%
Independent Power and Renewable Electricity Producers	1,075,604	2.1%
Multi-Utilities	11,311,046	21.9%
Water Utilities	997,986	1.9%
Other **	13,329,211	25.8%
Total	$51,589,188	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(107.3%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $3,979,070	$3,979,000	$3,979,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,979,000)		3,979,000

TOTAL INVESTMENT SECURITIES (Cost $3,979,000) - 107.3%		3,979,000
Net other assets (liabilities) - (7.3)%		(269,076)

NET ASSETS - 100.0%		$3,709,924

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $1,012,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/23/16	(0.55)%	$(1,987,098)	$(42,773)
Dow Jones U.S. Oil & Gas Index	UBS AG	5/23/16	(0.20)%	(1,696,982)	(29,668)
				$(3,684,080)	$(72,441)

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(76.0%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $8,077,142	$8,077,000	$8,077,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,077,000)		8,077,000

TOTAL INVESTMENT SECURITIES (Cost $8,077,000) - 76.0%		8,077,000
Net other assets (liabilities) - 24.0%		2,551,367

NET ASSETS - 100.0%		$10,628,367

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $2,113,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/16	(0.30)%	$(6,114,726)	$(593,200)
Dow Jones Precious Metals Index	UBS AG	5/23/16	(0.20)%	(4,455,644)	(625,716)
				$(10,570,370)	$(1,218,916)

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.4%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $1,346,024	$1,346,000	$1,346,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,346,000)		1,346,000

TOTAL INVESTMENT SECURITIES (Cost $1,346,000) - 97.4%		1,346,000
Net other assets (liabilities) - 2.6%		35,963

NET ASSETS - 100.0%		$1,381,963

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $519,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/23/16	(0.55)%	$(634,999)	$4,762
Dow Jones U.S. Real Estate Index	UBS AG	5/23/16	(0.15)%	(726,863)	6,048
				$(1,361,862)	$10,810

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (32.1%)
U.S. Treasury Bond, 2.50%, 2/15/46	$6,420,000	$6,195,802
TOTAL U.S. TREASURY OBLIGATION (Cost $6,238,239)		6,195,802

Repurchase Agreements(a)(b)(116.5%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $22,479,396	22,479,000	22,479,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,479,000)		22,479,000

TOTAL INVESTMENT SECURITIES (Cost $28,717,239) - 148.6%		28,674,802
Net other assets (liabilities) - (48.6)%		(9,376,983)

NET ASSETS - 100.0%		$19,297,819

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $220,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/46	Citibank North America	5/6/16	0.05%	$11,484,430	$(3,284,659)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/46	Societe’ Generale	5/6/16	(0.01)%	6,273,008	(107,219)
				$17,757,438	$(3,391,878)

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.8%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $9,922,175	$9,922,000	$9,922,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,922,000)		9,922,000

TOTAL INVESTMENT SECURITIES (Cost $9,922,000) - 99.8%		9,922,000
Net other assets (liabilities) - 0.2%		22,772

NET ASSETS - 100.0%		$9,944,772

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $114,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 1.63% due on 2/15/26	Citibank North America	5/6/16	(0.25)%	$(2,848,117)	$13,265
10-Year U.S. Treasury Note, 1.63% due on 2/15/26	Societe’ Generale	5/6/16	(0.42)%	(7,071,188)	38,904
				$(9,919,305)	$52,169

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(93.7%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $37,079,653	$37,079,000	$37,079,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,079,000)		37,079,000

TOTAL INVESTMENT SECURITIES (Cost $37,079,000) - 93.7%		37,079,000
Net other assets (liabilities) - 6.3%		2,492,027

NET ASSETS - 100.0%		$39,571,027

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2016, the aggregate amount held in a segregated account was $120,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/46	Citibank North America	5/6/16	(0.35)%	$(38,506,618)	$309,376
30-Year U.S. Treasury Bond, 2.50% due on 2/15/46	Societe’ Generale	5/6/16	(0.43)%	(10,615,859)	184,765
				$(49,122,477)	$494,141

^                                          Reflects the floating financing rate, as of April 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.3%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $26,652,469	$26,652,000	$26,652,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,652,000)		26,652,000

TOTAL INVESTMENT SECURITIES (Cost $26,652,000) - 99.3%		26,652,000
Net other assets (liabilities) - 0.7%		192,744

NET ASSETS - 100.0%		$26,844,744

(a)                                 A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2016, the aggregate amount held in a segregated account was $3,744,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2016, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/13/16	1,263,493	$1,779,371	$1,845,894	$(66,523)
Canadian dollar vs. U.S. dollar	5/13/16	2,411,144	1,835,563	1,922,009	(86,446)
Euro vs. U.S. dollar	5/13/16	8,401,505	9,573,424	9,622,547	(49,123)
Japanese yen vs. U.S. dollar	5/13/16	129,846,132	1,181,443	1,220,967	(39,524)
Swedish krona vs. U.S. dollar	5/13/16	4,715,754	579,268	587,913	(8,645)
Swiss franc vs. U.S. dollar	5/13/16	786,056	822,366	820,148	2,218
Total Short Contracts			$15,771,435	$16,019,478	$(248,043)

Long:
British pound vs. U.S. dollar	5/13/16	199,503	$289,515	$291,462	$1,947
Canadian dollar vs. U.S. dollar	5/13/16	288,713	227,530	230,144	2,614
Euro vs. U.S. dollar	5/13/16	1,155,676	1,311,785	1,323,637	11,852
Japanese yen vs. U.S. dollar	5/13/16	50,548,147	466,412	475,314	8,902
Swedish krona vs. U.S. dollar	5/13/16	761,479	94,012	94,934	922
Swiss franc vs. U.S. dollar	5/13/16	86,336	89,522	90,080	558
Total Long Contracts			$2,478,776	$2,505,571	$26,795

At April 30, 2016, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/13/16	1,427,298	$2,010,229	$2,085,204	$(74,975)
Canadian dollar vs. U.S. dollar	5/13/16	1,362,375	1,038,013	1,085,998	(47,985)
Euro vs. U.S. dollar	5/13/16	8,064,968	9,190,414	9,237,099	(46,685)
Japanese yen vs. U.S. dollar	5/13/16	362,708,767	3,300,727	3,410,618	(109,891)
Swedish krona vs. U.S. dollar	5/13/16	6,300,977	773,916	785,543	(11,627)
Swiss franc vs. U.S. dollar	5/13/16	345,075	360,710	360,041	669
Total Short Contracts			$16,674,009	$16,964,503	$(290,494)

Long:
British pound vs. U.S. dollar	5/13/16	272,325	$392,165	$397,851	$5,686
Canadian dollar vs. U.S. dollar	5/13/16	374,719	296,062	298,702	2,640
Euro vs. U.S. dollar	5/13/16	1,490,713	1,695,270	1,707,367	12,097
Japanese yen vs. U.S. dollar	5/13/16	41,979,421	384,774	394,740	9,966
Swedish krona vs. U.S. dollar	5/13/16	1,021,488	126,521	127,349	828
Swiss franc vs. U.S. dollar	5/13/16	97,738	101,784	101,977	193
Total Long Contracts			$2,996,576	$3,027,986	$31,410

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.9%)
Repurchase Agreements with various counterparties, rates 0.17%-0.24%, dated 4/29/16, due 5/2/16, total to be received $4,854,085	$4,854,000	$4,854,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,854,000)		4,854,000

TOTAL INVESTMENT SECURITIES (Cost $4,854,000) - 97.9%		4,854,000
Net other assets (liabilities) - 2.1%		104,365

NET ASSETS - 100.0%		$4,958,365

(a)                                 A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2016, the aggregate amount held in a segregated account was $530,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2016, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/13/16	40,424	$58,931	$59,057	$(126)
Canadian dollar vs. U.S. dollar	5/13/16	57,574	45,672	45,894	(222)
Euro vs. U.S. dollar	5/13/16	250,076	282,777	286,421	(3,644)
Japanese yen vs. U.S. dollar	5/13/16	8,853,137	80,363	83,248	(2,885)
Swedish krona vs. U.S. dollar	5/13/16	168,797	20,824	21,044	(220)
Swiss franc vs. U.S. dollar	5/13/16	17,346	17,845	18,098	(253)
Total Short Contracts			$506,412	$513,762	$(7,350)

Long:
British pound vs. U.S. dollar	5/13/16	317,606	$448,738	$464,005	$15,267
Canadian dollar vs. U.S. dollar	5/13/16	555,984	425,229	443,195	17,966
Euro vs. U.S. dollar	5/13/16	1,895,210	2,156,135	2,170,652	14,517
Japanese yen vs. U.S. dollar	5/13/16	52,430,730	477,843	493,016	15,173
Swedish krona vs. U.S. dollar	5/13/16	1,563,414	192,060	194,911	2,851
Swiss franc vs. U.S. dollar	5/13/16	120,958	126,010	126,204	194
Total Long Contracts			$3,826,015	$3,891,983	$65,968

At April 30, 2016, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/13/16	336,766	$484,727	$491,996	$(7,269)
Canadian dollar vs. U.S. dollar	5/13/16	470,785	369,797	375,279	(5,482)
Euro vs. U.S. dollar	5/13/16	1,980,285	2,233,594	2,268,092	(34,498)
Japanese yen vs. U.S. dollar	5/13/16	56,729,978	514,144	533,443	(19,299)
Swedish krona vs. U.S. dollar	5/13/16	1,351,627	166,177	168,507	(2,330)
Swiss franc vs. U.S. dollar	5/13/16	135,462	139,411	141,338	(1,927)
Total Short Contracts			$3,907,850	$3,978,655	$(70,805)

Long:
British pound vs. U.S. dollar	5/13/16	457,318	$646,231	$668,117	$21,886
Canadian dollar vs. U.S. dollar	5/13/16	529,840	406,416	422,354	15,938
Euro vs. U.S. dollar	5/13/16	2,812,300	3,207,627	3,221,029	13,402
Japanese yen vs. U.S. dollar	5/13/16	84,855,795	777,224	797,915	20,691
Swedish krona vs. U.S. dollar	5/13/16	1,612,075	198,341	200,978	2,637
Swiss franc vs. U.S. dollar	5/13/16	201,606	211,190	210,350	(840)
Total Long Contracts			$5,447,029	$5,520,743	$73,714

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose condition is continuously monitored by ProFund Advisor LLC (the “Advisor”). The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of April 30, 2016, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.24%, dated 4/29/16, due 5/2/16(1)	HSBC Securities (USA), Inc., 0.17%, dated 4/29/16, due 5/2/16(2)	RBC Capital Markets, LLC, 0.20%, dated 4/29/16, due 5/2/16(3)	Societe Generale, 0.24%, dated 4/29/16, due 5/2/16(4)	UMB Bank, N.A., 0.20%, dated 4/29/16, due 5/2/16(5)
Bull ProFund	$645,000	$6,458,000	$6,458,000	$15,500,000	$10,767,000
Mid-Cap ProFund	489,000	4,903,000	4,903,000	11,768,000	8,177,000
Small-Cap ProFund	80,000	815,000	815,000	1,958,000	1,365,000
NASDAQ-100 ProFund	811,000	8,126,000	8,126,000	19,505,000	13,548,000
Large-Cap Value ProFund	1,000	17,000	17,000	42,000	31,000
Large-Cap Growth ProFund	—	—	—	2,000	4,000
Mid-Cap Value ProFund	3,000	35,000	35,000	85,000	62,000
Mid-Cap Growth ProFund	—	—	—	1,000	2,000
Small-Cap Value ProFund	—	8,000	8,000	19,000	15,000

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.24%, dated 4/29/16, due 5/2/16(1)	HSBC Securities (USA), Inc., 0.17%, dated 4/29/16, due 5/2/16(2)	RBC Capital Markets, LLC, 0.20%, dated 4/29/16, due 5/2/16(3)	Societe Generale, 0.24%, dated 4/29/16, due 5/2/16(4)	UMB Bank, N.A., 0.20%, dated 4/29/16, due 5/2/16(5)
UltraBull ProFund	$654,000	$6,549,000	$6,549,000	$15,721,000	$10,922,000
UltraMid-Cap ProFund	447,000	4,491,000	4,491,000	10,781,000	7,495,000
UltraSmall-Cap ProFund	672,000	6,742,000	6,742,000	16,183,000	11,243,000
UltraDow 30 ProFund	117,000	1,180,000	1,180,000	2,832,000	1,973,000
UltraNASDAQ-100 ProFund	2,057,000	20,589,000	20,589,000	49,418,000	34,317,000
UltraInternational ProFund	82,000	836,000	836,000	2,011,000	1,404,000
UltraEmerging Markets ProFund	18,000	191,000	191,000	460,000	325,000
UltraLatin America ProFund	222,000	2,242,000	2,242,000	5,384,000	3,745,000
UltraChina ProFund	50,000	514,000	514,000	1,235,000	861,000
UltraJapan ProFund	330,000	3,306,000	3,306,000	7,936,000	5,513,000
Bear ProFund	450,000	4,525,000	4,525,000	10,862,000	7,549,000
Short Small-Cap ProFund	153,000	1,546,000	1,546,000	3,712,000	2,586,000
Short NASDAQ-100 ProFund	82,000	834,000	834,000	2,006,000	1,399,000
UltraBear ProFund	299,000	3,008,000	3,008,000	7,220,000	5,020,000
UltraShort Mid-Cap ProFund	34,000	361,000	361,000	868,000	610,000
UltraShort Small-Cap ProFund	161,000	1,621,000	1,621,000	3,895,000	2,714,000
UltraShort Dow 30 ProFund	88,000	889,000	889,000	2,135,000	1,488,000
UltraShort NASDAQ-100 ProFund	215,000	2,169,000	2,169,000	5,209,000	3,626,000
UltraShort International ProFund	114,000	1,154,000	1,154,000	2,774,000	1,934,000
UltraShort Emerging Markets ProFund	115,000	1,155,000	1,155,000	2,774,000	1,931,000
UltraShort Latin America ProFund	104,000	1,053,000	1,053,000	2,528,000	1,759,000
UltraShort China ProFund	44,000	461,000	461,000	1,109,000	779,000
UltraShort Japan ProFund	37,000	375,000	375,000	900,000	626,000
Banks UltraSector ProFund	48,000	495,000	495,000	1,190,000	833,000
Basic Materials UltraSector ProFund	284,000	2,855,000	2,855,000	6,854,000	4,765,000
Biotechnology UltraSector ProFund	2,038,000	20,388,000	20,388,000	48,930,000	33,975,000
Consumer Goods UltraSector ProFund	267,000	2,679,000	2,679,000	6,430,000	4,467,000
Consumer Services UltraSector ProFund	128,000	1,296,000	1,296,000	3,112,000	2,168,000
Financials UltraSector ProFund	53,000	547,000	547,000	1,317,000	925,000
Health Care UltraSector ProFund	125,000	1,262,000	1,262,000	3,030,000	2,113,000
Industrials UltraSector ProFund	248,000	2,491,000	2,491,000	5,981,000	4,159,000
Internet UltraSector ProFund	259,000	2,602,000	2,602,000	6,248,000	4,344,000
Mobile Telecommunications UltraSector ProFund	16,000	166,000	166,000	400,000	285,000
Oil & Gas UltraSector ProFund	187,000	1,899,000	1,899,000	4,561,000	3,180,000
Oil Equipment, Services & Distribution UltraSector ProFund	63,000	637,000	637,000	1,530,000	1,068,000
Pharmaceuticals UltraSector ProFund	75,000	765,000	765,000	1,838,000	1,281,000
Precious Metals UltraSector ProFund	151,000	1,519,000	1,519,000	3,648,000	2,540,000
Real Estate UltraSector ProFund	128,000	1,292,000	1,292,000	3,102,000	2,161,000
Semiconductor UltraSector ProFund	42,000	431,000	431,000	1,037,000	725,000
Technology UltraSector ProFund	32,000	331,000	331,000	797,000	559,000
Telecommunications UltraSector ProFund	405,000	4,075,000	4,075,000	9,782,000	6,802,000
Utilities UltraSector ProFund	200,000	2,015,000	2,015,000	4,838,000	3,366,000
Short Oil & Gas ProFund	64,000	644,000	644,000	1,547,000	1,080,000
Short Precious Metals ProFund	130,000	1,309,000	1,309,000	3,143,000	2,186,000
Short Real Estate ProFund	21,000	217,000	217,000	522,000	369,000
U.S. Government Plus ProFund	363,000	3,644,000	3,644,000	8,748,000	6,080,000
Rising Rates Opportunity 10 ProFund	160,000	1,608,000	1,608,000	3,861,000	2,685,000
Rising Rates Opportunity ProFund	600,000	6,012,000	6,012,000	14,431,000	10,024,000
Rising U.S. Dollar ProFund	431,000	4,322,000	4,322,000	10,373,000	7,204,000
Falling U.S. Dollar ProFund	77,000	786,000	786,000	1,887,000	1,318,000
	$15,169,000	$152,440,000	$152,440,000	$365,970,000	$254,452,000

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2016 as follows:

(1)	U.S. Treasury Notes, 0.625%, due 9/30/17, total value $15,480,473.
(2)

U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at April 30, 2016, 2.76%, due 11/15/40, total value $155,488,800.

(3)

U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 0.375%, due 4/15/21 to 7/15/23, U.S. Treasury Notes, 2.375% to 2.625%, due 8/15/20 to 12/31/20, which had an aggregate value of $155,497,958.

(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $373,298,310.
(5)

U.S. Treasury Notes, 0.50% to 3.25%, due 10/31/16 to 7/31/17, Federal National Mortgage Association, 0.625% to 1.375%, due 8/26/16 to 1/30/17, Federal Home Loan Mortgage Corp., 0.50% to 5.50%, due 5/13/16 to 8/25/16, Federal Farm Credit Banks, 0.85% to 4.875%, due 1/17/17 to 4/5/17, Federal Home Loan Banks, 1.625% to 2.125%, due 6/6/16 to 12/9/16, which had an aggregate value of $259,678,038.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended April 30, 2016, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of April 30, 2016, there was no collateral posted by counterparties.

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. As of April 30, 2016, there are no significant transfers between fair value hierarchy levels.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

For the quarter ended April 30, 2016, there were no significant Level 3 investments for which significant unobservable inputs were used to determine fair value. A reconciliation of Level 3 investments along with additional quantitative disclosures are only presented when there are significant Level 3 investments at the end of the period.

A summary of the valuations as of April 30, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$34,737,584	$—	$—	$—	$—	$—	$34,737,584	$—
Repurchase Agreements	—	—	39,828,000	—	—	—	39,828,000	—
Futures Contracts	—	323,094	—	—	—	—	—	323,094
Swap Agreements	—	—	—	(435,408)	—	—	—	(435,408)
Total	$34,737,584	$323,094	$39,828,000	$(435,408)	$—	$—	$74,565,584	$(112,314)

Mid-Cap ProFund
Common Stocks	$53,205,021	$—	$—	$—	$—	$—	$53,205,021	$—
Repurchase Agreements	—	—	30,240,000	—	—	—	30,240,000	—
Futures Contracts	—	122,909	—	—	—	—	—	122,909
Swap Agreements	—	—	—	(495,250)	—	—	—	(495,250)
Total	$53,205,021	$122,909	$30,240,000	$(495,250)	$—	$—	$83,445,021	$(372,341)

Small-Cap ProFund
Common Stocks
Real Investment Trusts	$329,763	$—	$—	$—	$144	$—	$329,907	$—
All Other Common Stocks	2,784,385	—	—	—	—	—	2,784,385	—
Contingent Rights*	—	—	7,553	—	—	—	7,553	—
Repurchase Agreements	—	—	5,033,000	—	—	—	5,033,000	—
Futures Contracts	—	64,112	—	—	—	—	—	64,112
Swap Agreements	—	—	—	(86,755)	—	—	—	(86,755)
Total	$3,114,148	$64,112	$5,040,553	$(86,755)	$144	$—	$8,154,845	$(22,643)

NASDAQ-100 ProFund
Common Stocks	$27,581,038	$—	$—	$—	$—	$—	$27,581,038	$—
Repurchase Agreements	—	—	50,116,000	—	—	—	50,116,000	—
Futures Contracts	—	74,221	—	—	—	—	—	74,221
Swap Agreements	—	—	—	(730,844)	—	—	—	(730,844)
Total	$27,581,038	$74,221	$50,116,000	$(730,844)	$—	$—	$77,697,038	$(656,623)

Large-Cap Value ProFund
Common Stocks	$21,121,006	$—	$—	$—	$—	$—	$21,121,006	$—
Repurchase Agreements	—	—	108,000	—	—	—	108,000	—
Total	$21,121,006	$—	$108,000	$—	$—	$—	$21,229,006	$—

Large-Cap Growth ProFund
Common Stocks	$22,896,513	$—	$—	$—	$—	$—	$22,896,513	$—
Repurchase Agreements	—	—	6,000	—	—	—	6,000	—
Total	$22,896,513	$—	$6,000	$—	$—	$—	$22,902,513	$—

Mid-Cap Value ProFund
Common Stocks	$79,896,094	$—	$—	$—	$—	$—	$79,896,094	$—
Repurchase Agreements	—	—	220,000	—	—	—	220,000	—
Total	$79,896,094	$—	$220,000	$—	$—	$—	$80,116,094	$—

Mid-Cap Growth ProFund
Common Stocks	$18,829,453	$—	$—	$—	$—	$—	$18,829,453	$—
Repurchase Agreements	—	—	3,000	—	—	—	3,000	—
Total	$18,829,453	$—	$3,000	$—	$—	$—	$18,832,453	$—

Small-Cap Value ProFund
Common Stocks	$88,220,911	$—	$—	$—	$—	$—	$88,220,911	$—
Repurchase Agreements	—	—	50,000	—	—	—	50,000	—
Total	$88,220,911	$—	$50,000	$—	$—	$—	$88,270,911	$—

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap Growth ProFund
Common Stocks	$9,691,557	$—	$—	$—	$—	$—	$9,691,557	$—
Total	$9,691,557	$—	$—	$—	$—	$—	$9,691,557	$—

Europe 30 ProFund
Common Stocks	$19,069,348	$—	$—	$—	$—	$—	$19,069,348	$—
Total	$19,069,348	$—	$—	$—	$—	$—	$19,069,348	$—

UltraBull ProFund
Common Stocks	$46,315,795	$—	$—	$—	$—	$—	$46,315,795	$—
Repurchase Agreements	—	—	40,395,000	—	—	—	40,395,000	—
Futures Contracts	—	528,874	—	—	—	—	—	528,874
Swap Agreements	—	—	—	(1,792,393)	—	—	—	(1,792,393)
Total	$46,315,795	$528,874	$40,395,000	$(1,792,393)	$—	$—	$86,710,795	$(1,263,519)

UltraMid-Cap ProFund
Common Stocks	$42,658,939	$—	$—	$—	$—	$—	$42,658,939	$—
Repurchase Agreements	—	—	27,705,000	—	—	—	27,705,000	—
Futures Contracts	—	821,955	—	—	—	—	—	821,955
Swap Agreements	—	—	—	(1,561,728)	—	—	—	(1,561,728)
Total	$42,658,939	$821,955	$27,705,000	$(1,561,728)	$—	$—	$70,363,939	$(739,773)

UltraSmall-Cap ProFund
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—
Real Estate Investment Trusts	2,541,122	—	—	—	1,236	—	2,542,358	—
All Other Common Stocks	21,456,134	—	—	—	—	—	21,456,134	—
Contingent Rights*	—	—	6,846	—	—	—	6,846	—
Repurchase Agreements	—	—	41,582,000	—	—	—	41,582,000	—
Futures Contracts	—	180,679	—	—	—	—	—	180,679
Swap Agreements	—	—	—	(1,989,873)	—	—	—	(1,989,873)
Total	$23,997,256	$180,679	$41,588,846	$(1,989,873)	$1,236	$—	$65,587,338	$(1,809,194)

UltraDow 30 ProFund
Common Stocks	$13,080,463	$—	$—	$—	$—	$—	$13,080,463	$—
Repurchase Agreements	—	—	7,282,000	—	—	—	7,282,000	—
Futures Contracts	—	54,714	—		—	—	—	54,714
Swap Agreements	—	—	—	(412,111)	—	—	—	(412,111)
Total	$13,080,463	$54,714	$7,282,000	$(412,111)	$—	$—	$20,362,463	$(357,397)

UltraNASDAQ-100 ProFund
Common Stocks	$151,184,947	$—	$—	$—	$—	$—	$151,184,947	$—
Repurchase Agreements	—	—	126,970,000	—	—	—	126,970,000	—
Futures Contracts	—	430,842	—		—	—	—	430,842
Swap Agreements	—	—	—	(6,432,284)	—	—	—	(6,432,284)
Total	$151,184,947	$430,842	$126,970,000	$(6,432,284)	$—	$—	$278,154,947	$(6,001,442)

UltraInternational ProFund
Repurchase Agreements	$—	$—	$5,169,000	$—	$—	$—	$5,169,000	$—
Swap Agreements	—	—	—	(208,542)	—	—	—	(208,542)
Total	$—	$—	$5,169,000	$(208,542)	$—	$—	$5,169,000	$(208,542)

UltraEmerging Markets ProFund
Common Stocks	$12,871,671	$—	$—	$—	$—	$—	$12,871,671	$—
Preferred Stocks	1,251,570	—	—	—	—	—	1,251,570	—
Repurchase Agreements	—	—	1,185,000	—	—	—	1,185,000	—
Swap Agreements	—	—	—	(234,512)	—	—	—	(234,512)
Total	$14,123,241	$—	$1,185,000	$(234,512)	$—	$—	$15,308,241	$(234,512)

UltraLatin America ProFund
Common Stocks	$13,695,044	$—	$—	$—	$—	$—	$13,695,044	$—
Preferred Stocks	5,962,395	—	—	—	—	—	5,962,395	—
Repurchase Agreements	—	—	13,835,000	—	—	—	13,835,000	—
Swap Agreements	—	—	—	171,689	—	—	—	171,689
Total	$19,657,439	$—	$13,835,000	$171,689	$—	$—	$33,492,439	$171,689

UltraChina ProFund
Common Stocks	$12,764,517	$—	$—	$—	$—	$—	$12,764,517	$—
Repurchase Agreements	—	—	3,174,000	—	—	—	3,174,000	—
Swap Agreements	—	—	—	(205,602)	—	—	—	(205,602)
Total	$12,764,517	$—	$3,174,000	$(205,602)	$—	$—	$15,938,517	$(205,602)

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraJapan ProFund
Repurchase Agreements	$—	$—	$20,391,000	$—	$—	$—	$20,391,000	$—
Futures Contracts	—	(1,583,834)	—	—	—	—	—	(1,583,834)
Total	$—	$(1,583,834)	$20,391,000	$—	$—	$—	$20,391,000	$(1,583,834)

Bear ProFund
Repurchase Agreements	$—	$—	$27,911,000	$—	$—	$—	$27,911,000	$—
Futures Contracts	—	(367,646)	—	—	—	—	—	(367,646)
Swap Agreements	—	—	—	270,339	—	—	—	270,339
Total	$—	$(367,646)	$27,911,000	$270,339	$—	$—	$27,911,000	$(97,307)

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,543,000	$—	$—	$—	$9,543,000	$—
Futures Contracts	—	(116,633)	—	—	—	—	—	(116,633)
Swap Agreements	—	—	—	163,191	—	—	—	163,191
Total	$—	$(116,633)	$9,543,000	$163,191	$—	$—	$9,543,000	$46,558

Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$5,155,000	$—	$—	$—	$5,155,000	$—
Futures Contracts	—	(7,271)	—	—	—	—	—	(7,271)
Swap Agreements	—	—	—	66,938	—	—	—	66,938
Total	$—	$(7,271)	$5,155,000	$66,938	$—	$—	$5,155,000	$59,667

UltraBear ProFund
Repurchase Agreements	$—	$—	$18,555,000	$—	$—	$—	$18,555,000	$—
Futures Contracts	—	(79,939)	—	—	—	—	—	(79,939)
Swap Agreements	—	—	—	479,271	—	—	—	479,271
Total	$—	$(79,939)	$18,555,000	$479,271	$—	$—	$18,555,000	$399,332

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,234,000	$—	$—	$—	$2,234,000	$—
Futures Contracts	—	(7,688)	—	—	—	—	—	(7,688)
Swap Agreements	—	—	—	79,570	—	—	—	79,570
Total	$—	$(7,688)	$2,234,000	$79,570	$—	$—	$2,234,000	$71,882

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$10,012,000	$—	$—	$—	$10,012,000	$—
Futures Contracts	—	(84,757)	—	—	—	—	—	(84,757)
Swap Agreements	—	—	—	506,006	—	—	—	506,006
Total	$—	$(84,757)	$10,012,000	$506,006	$—	$—	$10,012,000	$421,249

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$5,489,000	$—	$—	$—	$5,489,000	$—
Futures Contracts	—	(31,295)	—	—	—	—	—	(31,295)
Swap Agreements	—	—	—	139,973	—	—	—	139,973
Total	$—	$(31,295)	$5,489,000	$139,973	$—	$—	$5,489,000	$108,678

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$13,388,000	$—	$—	$—	$13,388,000	$—
Futures Contracts	—	(19,086)	—	—	—	—	—	(19,086)
Swap Agreements	—	—	—	420,813	—	—	—	420,813
Total	$—	$(19,086)	$13,388,000	$420,813	$—	$—	$13,388,000	$401,727

UltraShort International ProFund
Repurchase Agreements	$—	$—	$7,130,000	$—	$—	$—	$7,130,000	$—
Swap Agreements	—	—	—	267,753	—	—	—	267,753
Total	$—	$—	$7,130,000	$267,753	$—	$—	$7,130,000	$267,753

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$7,130,000	$—	$—	$—	$7,130,000	$—
Swap Agreements	—	—	—	177,220	—	—	—	177,220
Total	$—	$—	$7,130,000	$177,220	$—	$—	$7,130,000	$177,220

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$6,497,000	$—	$—	$—	$6,497,000	$—
Swap Agreements	—	—	—	(75,915)	—	—	—	(75,915)
Total	$—	$—	$6,497,000	$(75,915)	$—	$—	$6,497,000	$(75,915)

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,854,000	$—	$—	$—	$2,854,000	$—
Swap Agreements	—	—	—	55,663	—	—	—	55,663
Total	$—	$—	$2,854,000	$55,663	$—	$—	$2,854,000	$55,663

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$2,313,000	$—	$—	$—	$2,313,000	$—
Futures Contracts	—	310,500	—	—	—	—	—	310,500
Total	$—	$310,500	$2,313,000	$—	$—	$—	$2,313,000	$310,500

Banks UltraSector ProFund
Common Stocks	$6,436,499	$—	$—	$—	$—	$—	$6,436,499	$—
Repurchase Agreements	—	—	3,061,000	—	—	—	3,061,000	—
Swap Agreements	—	—	—	(75,217)	—	—	—	(75,217)
Total	$6,436,499	$—	$3,061,000	$(75,217)	$—	$—	$9,497,499	$(75,217)

Basic Materials UltraSector ProFund
Common Stocks	$47,446,002	$—	$—	$—	$—	$—	$47,446,002	$—
Repurchase Agreements	—	—	17,613,000	—	—	—	17,613,000	—
Swap Agreements	—	—	—	418,484	—	—	—	418,484
Total	$47,446,002	$—	$17,613,000	$418,484	$—	$—	$65,059,002	$418,484

Biotechnology UltraSector ProFund
Common Stocks	$315,458,859	$—	$—	$—	$—	$—	$315,458,859	$—
Contingent Right	—	—	81,819	—	—	—	81,819	—
Repurchase Agreements	—	—	125,719,000	—	—	—	125,719,000	—
Swap Agreements	—	—	—	(20,560,221)	—	—	—	(20,560,221)
Total	$315,458,859	$—	$125,800,819	$(20,560,221)	$—	$—	$441,259,678	$(20,560,221)

Consumer Goods UltraSector ProFund
Common Stocks	$29,730,950	$—	$—	$—	$—	$—	$29,730,950	$—
Repurchase Agreements	—	—	16,522,000	—	—	—	16,522,000	—
Swap Agreements	—	—	—	60,705	—	—	—	60,705
Total	$29,730,950	$—	$16,522,000	$60,705	$—	$—	$46,252,950	$60,705

Consumer Services UltraSector ProFund
Common Stocks	$29,141,231	$—	$—	$—	$—	$—	$29,141,231	$—
Repurchase Agreements	—	—	8,000,000	—	—	—	8,000,000	—
Swap Agreements	—	—	—	(265,754)	—	—	—	(265,754)
Total	$29,141,231	$—	$8,000,000	$(265,754)	$—	$—	$37,141,231	$(265,754)

Financials UltraSector ProFund
Common Stocks	$9,140,121	$—	$—	$—	$—	$—	$9,140,121	$—
Repurchase Agreements	—	—	3,389,000	—	—	—	3,389,000	—
Swap Agreements	—	—	—	(78,051)	—	—	—	(78,051)
Total	$9,140,121	$—	$3,389,000	$(78,051)	$—	$—	$12,529,121	$(78,051)

Health Care UltraSector ProFund
Common Stocks	$27,141,044	$—	$—	$—	$—	$—	$27,141,044	$—
Contingent Right	—	—	2,079	—	—	—	2,079	—
Repurchase Agreements	—	—	7,792,000	—	—	—	7,792,000	—
Swap Agreements	—	—	—	(650,163)	—	—	—	(650,163)
Total	$27,141,044	$—	$7,794,079	$(650,163)	$—	$—	$34,935,123	$(650,163)

Industrials UltraSector ProFund
Common Stocks	$28,261,461	$—	$—	$—	$—	$—	$28,261,461	$—
Repurchase Agreements	—	—	15,370,000	—	—	—	15,370,000	—
Swap Agreements	—	—	—	3,754	—	—	—	3,754
Total	$28,261,461	$—	$15,370,000	$3,754	$—	$—	$43,631,461	$3,754

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Internet UltraSector ProFund
Common Stocks	$53,534,248	$—	$—	$—	$—	$—	$53,534,248	$—
Repurchase Agreements	—	—	16,055,000	—	—	—	16,055,000	—
Swap Agreements	—	—	—	264,702	—	—	—	264,702
Total	$53,534,248	$—	$16,055,000	$264,702	$—	$—	$69,589,248	$264,702

Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,498,270	$—	$—	$—	$—	$—	$1,498,270	$—
Repurchase Agreements	—	—	1,033,000	—	—	—	1,033,000	—
Swap Agreements	—	—	—	(100,488)	—	—	—	(100,488)
Total	$1,498,270	$—	$1,033,000	$(100,488)	$—	$—	$2,531,270	$(100,488)

Oil & Gas UltraSector ProFund
Common Stocks	$21,607,276	$—	$—	$—	$—	$—	$21,607,276	$—
Repurchase Agreements	—	—	11,726,000	—	—	—	11,726,000	—
Swap Agreements	—	—	—	458,604	—	—	—	458,604
Total	$21,607,276	$—	$11,726,000	$458,604	$—	$—	$33,333,276	$458,604

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$10,395,358	$—	$—	$—	$—	$—	$10,395,358	$—
Repurchase Agreements	—	—	3,935,000	—	—	—	3,935,000	—
Swap Agreements	—	—	—	398,309	—	—	—	398,309
Total	$10,395,358	$—	$3,935,000	$398,309	$—	$—	$14,330,358	$398,309

Pharmaceuticals UltraSector ProFund
Common Stocks	$7,897,958	$—	$—	$—	$—	$—	$7,897,958	$—
Repurchase Agreements	—	—	4,724,000	—	—	—	4,724,000	—
Swap Agreements	—	—	—	(206,472)	—	—	—	(206,472)
Total	$7,897,958	$—	$4,724,000	$(206,472)	$—	$—	$12,621,958	$(206,472)

Precious Metals UltraSector ProFund
Common Stocks	$27,118,820	$—	$—	$—	$—	$—	$27,118,820	$—
Repurchase Agreements	—	—	9,377,000	—	—	—	9,377,000	—
Swap Agreements	—	—	—	4,114,281	—	—	—	4,114,281
Total	$27,118,820	$—	$9,377,000	$4,114,281	$—	$—	$36,495,820	$4,114,281

Real Estate UltraSector ProFund
Common Stocks	$22,336,216	$—	$—	$—	$—	$—	$22,336,216	$—
Repurchase Agreements	—	—	7,975,000	—	—	—	7,975,000	—
Swap Agreements	—	—	—	(192,704)	—	—	—	(192,704)
Total	$22,336,216	$—	$7,975,000	$(192,704)	$—	$—	$30,311,216	$(192,704)

Semiconductor UltraSector ProFund
Common Stocks	$9,562,583	$—	$—	$—	$—	$—	$9,562,583	$—
Repurchase Agreements	—	—	2,666,000	—	—	—	2,666,000	—
Swap Agreements	—	—	—	(292,583)	—	—	—	(292,583)
Total	$9,562,583	$—	$2,666,000	$(292,583)	$—	$—	$12,228,583	$(292,583)

Technology UltraSector ProFund
Common Stocks	$7,353,688	$—	$—	$—	$—	$—	$7,353,688	$—
Repurchase Agreements	—	—	2,050,000	—	—	—	2,050,000	—
Swap Agreements	—	—	—	(250,170)	—	—	—	(250,170)
Total	$7,353,688	$—	$2,050,000	$(250,170)	$—	$—	$9,403,688	$(250,170)

Telecommunications UltraSector ProFund
Common Stocks	$45,669,566	$—	$—	$—	$—	$—	$45,669,566	$—
Repurchase Agreements	—	—	25,139,000	—	—	—	25,139,000	—
Swap Agreements	—	—	—	403,996	—	—	—	403,996
Total	$45,669,566	$—	$25,139,000	$403,996	$—	$—	$70,808,566	$403,996

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Utilities UltraSector ProFund
Common Stocks	$38,259,977	$—	$—	$—	$—	$—	$38,259,977	$—
Repurchase Agreements	—	—	12,434,000	—	—	—	12,434,000	—
Swap Agreements	—	—	—	782,857	—	—	—	782,857
Total	$38,259,977	$—	$12,434,000	$782,857	$—	$—	$50,693,977	$782,857

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$3,979,000	$—	$—	$—	$3,979,000	$—
Swap Agreements	—	—	—	(72,441)	—	—	—	(72,441)
Total	$—	$—	$3,979,000	$(72,441)	$—	$—	$3,979,000	$(72,441)

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$8,077,000	$—	$—	$—	$8,077,000	$—
Swap Agreements	—	—	—	(1,218,916)	—	—	—	(1,218,916)
Total	$—	$—	$8,077,000	$(1,218,916)	$—	$—	$8,077,000	$(1,218,916)

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,346,000	$—	$—	$—	$1,346,000	$—
Swap Agreements	—	—	—	10,810	—	—	—	10,810
Total	$—	$—	$1,346,000	$10,810	$—	$—	$1,346,000	$10,810

U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$6,195,802	$—	$—	$—	$6,195,802	$—
Repurchase Agreements	—	—	22,479,000	—	—	—	22,479,000	—
Swap Agreements	—	—	—	(3,391,878)	—	—	—	(3,391,878)
Total	$—	$—	$28,674,802	$(3,391,878)	$—	$—	$28,674,802	$(3,391,878)

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$9,922,000	$—	$—	$—	$9,922,000	$—
Swap Agreements	—	—	—	52,169	—	—	—	52,169
Total	$—	$—	$9,922,000	$52,169	$—	$—	$9,922,000	$52,169

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$37,079,000	$—	$—	$—	$37,079,000	$—
Swap Agreements	—	—	—	494,141	—	—	—	494,141
Total	$—	$—	$37,079,000	$494,141	$—	$—	$37,079,000	$494,141

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$26,652,000	$—	$—	$—	$26,652,000	$—
Forward Currency Contracts	—	—	—	(480,332)	—	—	—	(480,332)
Total	$—	$—	$26,652,000	$(480,332)	$—	$—	$26,652,000	$(480,332)

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$4,854,000	$—	$—	$—	$4,854,000	$—
Forward Currency Contracts	—	—	—	61,527	—	—	—	61,527
Total	$—	$—	$4,854,000	$61,527	$—	$—	$4,854,000	$61,527

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts) which may  be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage. Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration.  With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

5. Federal Income Tax Information

At April 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation
Bull ProFund	$59,437,247	$18,150,991	$(3,022,654)	$15,128,337
Mid-Cap ProFund	81,049,580	3,324,975	(929,534)	2,395,441
Small-Cap ProFund	7,483,565	917,226	(245,946)	671,280
NASDAQ-100 ProFund	63,295,263	15,599,933	(1,198,158)	14,401,775
Large-Cap Value ProFund	20,550,711	2,640,352	(1,962,057)	678,295
Large-Cap Growth ProFund	17,574,413	7,033,630	(1,705,530)	5,328,100
Mid-Cap Value ProFund	78,743,275	3,516,868	(2,144,049)	1,372,819
Mid-Cap Growth ProFund	18,011,578	3,658,953	(2,838,078)	820,875
Small-Cap Value ProFund	88,462,870	2,838,470	(3,030,429)	(191,959)
Small-Cap Growth ProFund	8,706,990	2,399,310	(1,414,743)	984,567
Europe 30 ProFund	19,833,473	1,430,369	(2,194,494)	(764,125)
UltraBull ProFund	72,580,389	23,600,621	(9,470,215)	14,130,406
UltraMid-Cap ProFund	61,161,347	12,551,431	(3,348,839)	9,202,592
UltraSmall-Cap ProFund	61,809,474	6,743,297	(2,965,433)	3,777,864
UltraDow 30 ProFund	15,248,892	6,202,809	(1,089,238)	5,113,571
UltraNASDAQ-100 ProFund	213,834,415	90,416,996	(26,096,464)	64,320,532
UltraInternational ProFund	5,169,000	—	—	—
UltraEmerging Markets ProFund	16,458,797	2,634,612	(3,785,168)	(1,150,556)
UltraLatin America ProFund	37,428,136	4,591,927	(8,527,624)	(3,935,697)
UltraChina ProFund	14,865,026	3,697,532	(2,624,041)	1,073,491
UltraJapan ProFund	20,391,000	—	—	—
Bear ProFund	27,911,000	—	—	—
Short Small-Cap ProFund	9,543,000	—	—	—
Short NASDAQ-100 ProFund	5,155,000	—	—	—
UltraBear ProFund	18,555,000	—	—	—
UltraShort Mid-Cap ProFund	2,234,000	—	—	—
UltraShort Small-Cap ProFund	10,012,000	—	—	—
UltraShort Dow 30 ProFund	5,489,000	—	—	—
UltraShort NASDAQ-100 ProFund	13,388,000	—	—	—
UltraShort International ProFund	7,130,000	—	—	—
UltraShort Emerging Markets ProFund	7,130,000	—	—	—
UltraShort Latin America ProFund	6,497,000	—	—	—
UltraShort China ProFund	2,854,000	—	—	—
UltraShort Japan ProFund	2,313,000	—	—	—
Banks UltraSector ProFund	8,590,471	3,870,891	(2,963,863)	907,028
Basic Materials UltraSector ProFund	61,947,622	4,446,643	(1,335,263)	3,111,380
Biotechnology UltraSector ProFund	329,626,986	125,605,662	(13,972,970)	111,632,692
Consumer Goods UltraSector ProFund	44,495,442	2,369,794	(612,286)	1,757,508
Consumer Services UltraSector ProFund	27,465,637	10,861,628	(1,186,034)	9,675,594
Financials UltraSector ProFund	11,957,764	3,930,692	(3,359,335)	571,357
Health Care UltraSector ProFund	26,094,009	10,216,792	(1,375,678)	8,841,114
Industrials UltraSector ProFund	42,041,906	1,742,057	(152,502)	1,589,555
Internet UltraSector ProFund	55,353,103	19,921,762	(5,685,617)	14,236,145
Mobile Telecommunications UltraSector ProFund	1,958,116	789,333	(216,179)	573,154
Oil & Gas UltraSector ProFund	25,642,809	10,766,986	(3,076,519)	7,690,467
Oil Equipment, Services & Distribution UltraSector ProFund	14,569,322	2,059,246	(2,298,210)	(238,964)
Pharmaceuticals UltraSector ProFund	9,809,677	3,339,936	(527,655)	2,812,281
Precious Metals UltraSector ProFund	34,320,004	11,693,568	(9,517,752)	2,175,816
Real Estate UltraSector ProFund	23,769,705	8,382,033	(1,840,522)	6,541,511
Semiconductor UltraSector ProFund	11,227,328	1,656,656	(655,401)	1,001,255
Technology UltraSector ProFund	5,989,356	3,929,272	(514,940)	3,414,332
Telecommunications UltraSector ProFund	71,284,283	1,002,825	(1,478,542)	(475,717)
Utilities UltraSector ProFund	47,891,586	3,747,832	(945,441)	2,802,391
Short Oil & Gas ProFund	3,979,000	—	—	—
Short Precious Metals ProFund	8,077,000	—	—	—
Short Real Estate ProFund	1,346,000	—	—	—
U.S. Government Plus ProFund	28,717,239	—	(42,437)	(42,437)
Rising Rates Opportunity 10 ProFund	9,922,000	—	—	—
Rising Rates Opportunity ProFund	37,079,000	—	—	—
Rising U.S. Dollar ProFund	26,652,000	—	—	—
Falling U.S. Dollar ProFund	4,854,000	—	—	—

:: Notes to Schedules of Portfolio Investments :: April 30, 2016 (Unaudited)

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $196,183, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $717,025, and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of April 30, 2016.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	June 28, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	June 28, 2016

* Print the name and title of each signing officer under his or her signature.